UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2019

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	31
SA Multi-Managed Income/Equity Portfolio	59
SA Multi-Managed Income Portfolio	81
SA Putnam Asset Allocation Diversified Growth Portfolio	103
SA T. Rowe Price Growth Stock Portfolio	141
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	146
SA Multi-Managed Large Cap Value Portfolio	154
SA Multi-Managed Mid Cap Growth Portfolio	164
SA Multi-Managed Mid Cap Value Portfolio	177
SA Multi-Managed Small Cap Portfolio	191
SA Multi-Managed International Equity Portfolio	206
SA Multi-Managed Diversified Fixed Income Portfolio	220
SA Wellington Real Return Portfolio	270
Seasons Focused
SA Columbia Focused Value Portfolio	282
Seasons Managed Allocation
SA Allocation Growth Portfolio	285
SA Allocation Moderate Growth Portfolio	288
SA Allocation Moderate Portfolio	291
SA Allocation Balanced Portfolio	294
Statements of Assets and Liabilities	297
Statements of Operations	305
Statements of Changes in Net Assets	309
Notes to Financial Statements	316
Financial Highlights	363
Supplements to the Prospectus	377

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Dear Seasons Series Trust Investor:

We are pleased to present the semi-annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2019.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2019

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2019 and held until September 30, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2019" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2019" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2019" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2019

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2019	Ending Account Value Using Actual Return at September 30, 2019	Expenses Paid During the Six Months Ended September 30, 2019*	Beginning Account Value at April 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2019	Expenses Paid During the Six Months Ended September 30, 2019*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,037.87	$6.62	$1,000.00	$1,018.50	$6.56	1.30%
Class 2	$1,000.00	$1,036.67	$7.38	$1,000.00	$1,017.75	$7.31	1.45%
Class 3	$1,000.00	$1,036.13	$7.89	$1,000.00	$1,017.25	$7.82	1.55%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,039.65	$5.71	$1,000.00	$1,019.40	$5.65	1.12%
Class 2	$1,000.00	$1,038.92	$6.47	$1,000.00	$1,018.65	$6.41	1.27%
Class 3	$1,000.00	$1,038.16	$6.98	$1,000.00	$1,018.15	$6.91	1.37%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$1,051.08	$5.90	$1,000.00	$1,019.25	$5.81	1.15%
Class 2	$1,000.00	$1,050.27	$6.66	$1,000.00	$1,018.50	$6.56	1.30%
Class 3	$1,000.00	$1,049.33	$7.17	$1,000.00	$1,018.00	$7.06	1.40%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,051.54	$6.26	$1,000.00	$1,018.90	$6.16	1.22%
Class 2	$1,000.00	$1,050.68	$6.97	$1,000.00	$1,018.20	$6.86	1.36%
Class 3	$1,000.00	$1,050.68	$7.48	$1,000.00	$1,017.70	$7.36	1.46%
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,027.30	$4.56	$1,000.00	$1,020.50	$4.55	0.90%
Class 2	$1,000.00	$1,026.45	$5.32	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$1,025.66	$5.82	$1,000.00	$1,019.25	$5.81	1.15%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,024.23	$4.50	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$1,023.81	$5.26	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$1,022.98	$5.77	$1,000.00	$1,019.30	$5.76	1.14%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,051.53	$3.90	$1,000.00	$1,021.20	$3.84	0.76%
Class 2	$1,000.00	$1,050.61	$4.67	$1,000.00	$1,020.45	$4.60	0.91%
Class 3	$1,000.00	$1,049.78	$5.18	$1,000.00	$1,019.95	$5.10	1.01%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,059.41	$4.12	$1,000.00	$1,021.00	$4.04	0.80%
Class 2	$1,000.00	$1,059.49	$4.89	$1,000.00	$1,020.25	$4.80	0.95%
Class 3	$1,000.00	$1,058.82	$5.40	$1,000.00	$1,019.75	$5.30	1.05%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,035.83	$4.84	$1,000.00	$1,020.25	$4.80	0.95%
Class 2	$1,000.00	$1,035.52	$5.60	$1,000.00	$1,019.50	$5.55	1.10%
Class 3	$1,000.00	$1,034.30	$6.10	$1,000.00	$1,019.00	$6.06	1.20%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,035.67	$4.89	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$1,035.14	$5.65	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$1,034.57	$6.15	$1,000.00	$1,018.95	$6.11	1.21%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2019

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2019	Ending Account Value Using Actual Return at September 30, 2019	Expenses Paid During the Six Months Ended September 30, 2019*	Beginning Account Value at April 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2019	Expenses Paid During the Six Months Ended September 30, 2019*	Annualized Expense Ratio*
SA Multi-Managed Small Cap
Class 1	$1,000.00	$1,022.21	$4.75	$1,000.00	$1,020.30	$4.75	0.94%
Class 2	$1,000.00	$1,022.06	$5.51	$1,000.00	$1,019.55	$5.50	1.09%
Class 3	$1,000.00	$1,020.85	$6.01	$1,000.00	$1,019.05	$6.01	1.19%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$1,016.70	$5.24	$1,000.00	$1,019.80	$5.25	1.04%
Class 2	$1,000.00	$1,015.56	$6.00	$1,000.00	$1,019.05	$6.01	1.19%
Class 3	$1,000.00	$1,015.61	$6.50	$1,000.00	$1,018.55	$6.51	1.29%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$1,054.17	$3.54	$1,000.00	$1,021.55	$3.49	0.69%
Class 2	$1,000.00	$1,053.36	$4.31	$1,000.00	$1,020.80	$4.24	0.84%
Class 3	$1,000.00	$1,052.77	$4.82	$1,000.00	$1,020.30	$4.75	0.94%
SA Wellington Real Return#
Class 1	$1,000.00	$1,031.58	$3.00	$1,000.00	$1,022.05	$2.98	0.59%
Class 3	$1,000.00	$1,030.72	$4.26	$1,000.00	$1,020.80	$4.24	0.84%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,022.12	$3.69	$1,000.00	$1,021.35	$3.69	0.73%
Class 2	$1,000.00	$1,021.48	$4.45	$1,000.00	$1,020.60	$4.45	0.88%
Class 3	$1,000.00	$1,020.89	$4.95	$1,000.00	$1,020.10	$4.95	0.98%
SA Allocation Growth#
Class 1	$1,000.00	$1,042.99	$0.82	$1,000.00	$1,024.20	$0.81	0.16%
Class 3	$1,000.00	$1,041.54	$2.09	$1,000.00	$1,022.95	$2.07	0.41%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,044.69	$0.66	$1,000.00	$1,024.35	$0.66	0.13%
Class 3	$1,000.00	$1,043.69	$1.94	$1,000.00	$1,023.10	$1.92	0.38%
SA Allocation Moderate#
Class 1	$1,000.00	$1,045.10	$0.72	$1,000.00	$1,024.30	$0.71	0.14%
Class 3	$1,000.00	$1,044.12	$1.99	$1,000.00	$1,023.05	$1.97	0.39%
SA Allocation Balanced#
Class 1	$1,000.00	$1,046.58	$0.77	$1,000.00	$1,024.25	$0.76	0.15%
Class 3	$1,000.00	$1,045.55	$2.05	$1,000.00	$1,023.00	$2.02	0.40%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2019" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2019" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	7.0%
Enterprise Software/Service	6.8
Uniform Mtg. Backed Securities	5.2
E-Commerce/Products	3.6
Internet Content-Entertainment	3.6
Applications Software	3.4
United States Treasury Notes	3.1
Federal National Mtg. Assoc.	3.0
Medical Instruments	3.0
Registered Investment Companies	2.9
Chemicals-Specialty	2.9
United States Treasury Bonds	2.8
Multimedia	2.7
Building-Maintenance & Services	2.4
Medical-Drugs	2.4
Consulting Services	2.3
Government National Mtg. Assoc.	2.1
Textile-Apparel	1.8
Diversified Banking Institutions	1.7
Real Estate Investment Trusts	1.7
Internet Content-Information/News	1.7
Banks-Commercial	1.6
Data Processing/Management	1.5
Distribution/Wholesale	1.5
Cosmetics & Toiletries	1.4
Transport-Rail	1.4
Web Portals/ISP	1.4
E-Commerce/Services	1.3
Retail-Restaurants	1.0
Federal Home Loan Mtg. Corp.	1.0
Commercial Services-Finance	1.0
Computer Aided Design	1.0
Electronic Forms	0.9
Machinery-General Industrial	0.9
Diagnostic Equipment	0.9
Containers-Metal/Glass	0.9
Aerospace/Defense-Equipment	0.9
Non-Hazardous Waste Disposal	0.8
Electric-Integrated	0.8
Veterinary Diagnostics	0.8
Computer Software	0.8
Medical-Biomedical/Gene	0.7
Electronic Components-Semiconductors	0.7
Savings & Loans/Thrifts	0.6
Foreign Government Obligations	0.6
Building-Residential/Commercial	0.5
SupraNational Banks	0.5
Human Resources	0.4
Telephone-Integrated	0.4
Medical Products	0.4
Building & Construction-Misc.	0.4
Pipelines	0.4
Medical-HMO	0.4
Computer Services	0.3
Oil Companies-Exploration & Production	0.3
Cable/Satellite TV	0.3
Municipal Bonds & Notes	0.3
Television	0.3
Power Converter/Supply Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Medical Information Systems	0.3%
Banks-Super Regional	0.3
Semiconductor Components-Integrated Circuits	0.3
Repurchase Agreements	0.2
Oil-Field Services	0.2
Oil Refining & Marketing	0.2
Tobacco	0.2
Apparel Manufacturers	0.2
Auto-Truck Trailers	0.2
Water	0.2
Brewery	0.2
Electronic Components-Misc.	0.2
Pharmacy Services	0.2
Sovereign	0.2
Electronic Parts Distribution	0.2
Coal	0.2
Pastoral & Agricultural	0.2
Schools	0.2
Finance-Other Services	0.2
E-Services/Consulting	0.2
Retail-Sporting Goods	0.2
Retail-Apparel/Shoe	0.2
Audio/Video Products	0.2
Engineering/R&D Services	0.2
Building & Construction Products-Misc.	0.1
Insurance-Life/Health	0.1
Energy-Alternate Sources	0.1
Oil Field Machinery & Equipment	0.1
Office Supplies & Forms	0.1
Transport-Truck	0.1
Gas-Distribution	0.1
Insurance-Property/Casualty	0.1
Rubber/Plastic Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Diversified Manufacturing Operations	0.1
Broadcast Services/Program	0.1
Printing-Commercial	0.1
Therapeutics	0.1
X-Ray Equipment	0.1
Building-Heavy Construction	0.1
Financial Guarantee Insurance	0.1
Medical Labs & Testing Services	0.1
Home Furnishings	0.1
Medical-Hospitals	0.1
Internet Connectivity Services	0.1
Machinery-Pumps	0.1
Wireless Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Building Products-Cement	0.1
Computers	0.1
Retail-Building Products	0.1
Finance-Investment Banker/Broker	0.1
Electric-Distribution	0.1
Networking Products	0.1
Telecom Services	0.1
Medical-Wholesale Drug Distribution	0.1
Investment Management/Advisor Services	0.1
Metal Products-Distribution	0.1
Miscellaneous Manufacturing	0.1
Oil Companies-Integrated	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Building Products-Doors & Windows	0.1%
Paper & Related Products	0.1
Poultry	0.1
Electric-Generation	0.1
Computer Data Security	0.1
Insurance Brokers	0.1
Auto-Cars/Light Trucks	0.1
Banks-Special Purpose	0.1
Dental Supplies & Equipment	0.1
Internet Security	0.1
Aerospace/Defense	0.1
Footwear & Related Apparel	0.1
Web Hosting/Design	0.1
Communications Software	0.1
Transport-Marine	0.1
Transport-Services	0.1
Finance-Auto Loans	0.1
Metal-Iron	0.1
Coatings/Paint	0.1
106.6%

* Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 70.4%
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	3,675	$357,614
Moog, Inc., Class A	175	14,196
		371,810
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	625	92,100
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	250	4,043
Applications Software — 3.4%
Brightcove, Inc.†	2,150	22,532
Cloudflare, Inc., Class A†	200	3,714
Intuit, Inc.	1,406	373,912
ServiceNow, Inc.†	4,760	1,208,326
		1,608,484
Audio/Video Products — 0.2%
Sonos, Inc.†	5,350	71,743
Auto-Truck Trailers — 0.2%
Wabash National Corp.	6,175	89,599
Auto/Truck Parts & Equipment-Original — 0.3%
Gentherm, Inc.†	1,100	45,193
Meritor, Inc.†	1,025	18,963
Stoneridge, Inc.†	1,950	60,391
Telenav, Inc.†	975	4,661
		129,208
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,375	61,284
Banks-Commercial — 1.6%
1st Source Corp.	300	13,719
Atlantic Union Bankshares Corp.	241	8,976
BancFirst Corp.	950	52,649
BancorpSouth Bank	1,275	37,753
Banner Corp.	1,000	56,170
Cadence BanCorp	75	1,316
Cathay General Bancorp	500	17,367
Central Pacific Financial Corp.	1,550	44,020
Central Valley Community Bancorp	125	2,544
Columbia Banking System, Inc.	1,250	46,125
CVB Financial Corp.	2,075	43,305
Enterprise Financial Services Corp.	300	12,225
First Commonwealth Financial Corp.	2,100	27,888
First Community Bankshares, Inc.	150	4,856
First Hawaiian, Inc.	450	12,015
First Interstate BancSystem, Inc., Class A	325	13,078
Great Western Bancorp, Inc.	150	4,950
Hope Bancorp, Inc.	1,019	14,612
IBERIABANK Corp.	175	13,219
Independent Bank Corp./ Massachusetts	75	5,599
Independent Bank Corp./ Michigan	600	12,789
PacWest Bancorp	350	12,719
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Simmons First National Corp., Class A	589	$14,666
South State Corp.	75	5,647
TCF Financial Corp.	660	25,126
Trustmark Corp.	3,125	106,594
UMB Financial Corp.	300	19,374
United Bankshares, Inc.	925	35,030
Webster Financial Corp.	300	14,061
West Bancorporation, Inc.	200	4,348
Westamerica Bancorporation	1,200	74,616
		757,356
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	4,274
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,300	15,886
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	2,300	47,322
Louisiana-Pacific Corp.	900	22,122
		69,444
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	650	28,750
EMCOR Group, Inc.	1,550	133,486
MYR Group, Inc.†	625	19,556
		181,792
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	1,675	45,711
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	600	34,800
Building Products-Wood — 0.0%
Boise Cascade Co.	550	17,924
Building-Heavy Construction — 0.1%
MasTec, Inc.†	675	43,827
Sterling Construction Co., Inc.†	925	12,164
		55,991
Building-Maintenance & Services — 2.4%
ABM Industries, Inc.	325	11,804
Rollins, Inc.	19,229	655,132
ServiceMaster Global Holdings, Inc.†	8,124	454,132
		1,121,068
Building-Residential/Commercial — 0.5%
KB Home	3,325	113,050
TRI Pointe Group, Inc.†	7,700	115,808
		228,858
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,625	16,170
Casino Hotels — 0.0%
Boyd Gaming Corp.	850	20,357
Chemicals-Plastics — 0.0%
PolyOne Corp.	250	8,163

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 2.9%
Ecolab, Inc.	6,727	$1,332,215
Minerals Technologies, Inc.	425	22,563
		1,354,778
Coal — 0.2%
Arch Coal, Inc., Class A	475	35,245
Peabody Energy Corp.	975	14,352
Warrior Met Coal, Inc.	1,625	31,720
		81,317
Commercial Services — 0.0%
Harsco Corp.†	450	8,532
Medifast, Inc.	75	7,772
		16,304
Commercial Services-Finance — 0.9%
Euronet Worldwide, Inc.†	100	14,630
Green Dot Corp., Class A†	275	6,944
S&P Global, Inc.	1,712	419,406
		440,980
Communications Software — 0.1%
Avaya Holdings Corp.†	2,525	25,831
Computer Aided Design — 1.0%
Aspen Technology, Inc.†	275	33,847
Autodesk, Inc.†	2,802	413,855
		447,702
Computer Data Security — 0.1%
Qualys, Inc.†	425	32,117
Computer Services — 0.1%
CACI International, Inc., Class A†	150	34,689
Insight Enterprises, Inc.†	300	16,707
Unisys Corp.†	225	1,672
		53,068
Computer Software — 0.8%
Box, Inc., Class A†	1,725	28,566
Dynatrace, Inc.†	1,300	24,271
j2 Global, Inc.	425	38,598
TiVo Corp.	8,575	65,299
Twilio, Inc., Class A†	1,778	195,197
		351,931
Consulting Services — 2.3%
Gartner, Inc.†	4,036	577,108
Huron Consulting Group, Inc.†	1,250	76,675
Verisk Analytics, Inc.	2,743	433,778
		1,087,561
Containers-Metal/Glass — 0.9%
Ball Corp.	5,580	406,280
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	695	10,251
Cosmetics & Toiletries — 1.4%
Edgewell Personal Care Co.†	275	8,935
Estee Lauder Cos., Inc., Class A	3,271	650,765
		659,700
Security Description	Shares	Value (Note 2)
Data Processing/Management — 1.5%
Broadridge Financial Solutions, Inc.	4,948	$615,680
CommVault Systems, Inc.†	2,450	109,539
		725,219
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,700	30,294
Diagnostic Equipment — 0.9%
Adaptive Biotechnologies Corp.†	400	12,360
Danaher Corp.	2,852	411,914
		424,274
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,300	12,337
Distribution/Wholesale — 1.5%
Copart, Inc.†	7,625	612,517
Core-Mark Holding Co., Inc.	550	17,663
Fossil Group, Inc.†	2,475	30,962
Titan Machinery, Inc.†	1,000	14,340
Veritiv Corp.†	425	7,684
		683,166
Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	100	2,194
EnPro Industries, Inc.	275	18,879
Fabrinet†	575	30,072
		51,145
E-Commerce/Products — 3.6%
Amazon.com, Inc.†	982	1,704,664
Etsy, Inc.†	150	8,475
		1,713,139
E-Commerce/Services — 1.3%
Groupon, Inc.†	3,050	8,113
MercadoLibre, Inc.†	1,022	563,357
Stamps.com, Inc.†	550	40,948
		612,418
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	750	6,608
E-Services/Consulting — 0.2%
Perficient, Inc.†	1,975	76,195
Electric Products-Misc. — 0.0%
Graham Corp.	200	3,972
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,575	16,616
Electric-Generation — 0.1%
Atlantic Power Corp.†	14,375	33,637
Electric-Integrated — 0.3%
Black Hills Corp.	475	36,447
IDACORP, Inc.	100	11,267
PNM Resources, Inc.	450	23,436
Portland General Electric Co.	1,000	56,370
		127,520
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	300	8,718
OSI Systems, Inc.†	650	66,014
		74,732

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	5,450	$49,595
Rambus, Inc.†	7,150	93,844
Synaptics, Inc.†	900	35,955
Xperi Corp.	2,200	45,496
		224,890
Electronic Forms — 0.9%
Adobe, Inc.†	1,567	432,884
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	800	83,392
Energy-Alternate Sources — 0.1%
FutureFuel Corp.	1,150	13,731
Renewable Energy Group, Inc.†	500	7,503
REX American Resources Corp.†	625	47,706
		68,940
Engineering/R&D Services — 0.1%
KBR, Inc.	475	11,657
VSE Corp.	325	11,079
		22,736
Enterprise Software/Service — 6.8%
ACI Worldwide, Inc.†	2,975	93,192
Constellation Software, Inc.	1,010	1,008,704
Coupa Software, Inc.†	869	111,744
Donnelley Financial Solutions, Inc.†	700	8,624
Evolent Health, Inc., Class A†	3,925	28,221
Manhattan Associates, Inc.†	250	20,168
MicroStrategy, Inc., Class A†	100	14,837
Veeva Systems, Inc., Class A†	4,493	686,036
Workday, Inc., Class A†	7,144	1,214,194
		3,185,720
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	50	23,065
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	75	4,770
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A†	425	6,541
Houlihan Lokey, Inc.	850	38,335
		44,876
Finance-Other Services — 0.1%
Deluxe Corp.	625	30,725
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	375	3,461
MGIC Investment Corp.	2,400	30,192
NMI Holdings, Inc., Class A†	300	7,878
Radian Group, Inc.	600	13,704
		55,235
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	3,898
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	200	6,936
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,025	28,454
Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.1%
New Jersey Resources Corp.	151	$6,837
Northwest Natural Holding Co.	150	10,701
ONE Gas, Inc.	100	9,641
Southwest Gas Holdings, Inc.	300	27,312
		54,491
Home Furnishings — 0.1%
Sleep Number Corp.†	1,275	52,683
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	1,075	6,966
Human Resources — 0.4%
Barrett Business Services, Inc.	975	86,599
Cross Country Healthcare, Inc.†	2,375	24,463
Heidrick & Struggles International, Inc.	150	4,095
Kforce, Inc.	825	31,214
Korn Ferry	825	31,878
TrueBlue, Inc.†	950	20,045
		198,294
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	550	9,537
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	100	2,420
CNO Financial Group, Inc.	1,025	16,226
Primerica, Inc.	375	47,711
		66,357
Insurance-Multi-line — 0.0%
Kemper Corp.	100	7,795
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	100	1,955
First American Financial Corp.	200	11,802
Kinsale Capital Group, Inc.	475	49,072
		62,829
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	125	3,121
Third Point Reinsurance, Ltd.†	350	3,497
		6,618
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	850	46,835
Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	1,954	347,968
Twitter, Inc.†	32,177	1,325,693
		1,673,661
Internet Content-Information/News — 1.7%
HealthStream, Inc.†	1,350	34,952
Spotify Technology SA†	6,539	745,446
Yelp, Inc.†	475	16,506
		796,904
Internet Security — 0.1%
Proofpoint, Inc.†	225	29,036

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.1%
Brightsphere Investment Group, Inc.	375	$3,716
Stifel Financial Corp.	565	32,420
		36,136
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	75	244
Machinery-General Industrial — 0.9%
DXP Enterprises, Inc.†	700	24,304
Kadant, Inc.	275	24,142
Roper Technologies, Inc.	1,061	378,353
		426,799
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	675	46,595
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	475	11,906
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	11,200	122,976
Medical Instruments — 3.0%
AngioDynamics, Inc.†	1,775	32,696
Intuitive Surgical, Inc.†	2,425	1,309,330
NuVasive, Inc.†	800	50,704
		1,392,730
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	575	48,323
Personalis, Inc.†	400	5,870
		54,193
Medical Products — 0.3%
Integer Holdings Corp.†	1,450	109,562
Nevro Corp.†	425	36,537
Orthofix Medical, Inc.†	275	14,581
		160,680
Medical-Biomedical/Gene — 0.7%
10X Genomics, Inc., Class A†	200	10,080
ACADIA Pharmaceuticals, Inc.†	1,150	41,388
Achillion Pharmaceuticals, Inc.†	3,100	11,160
Alder Biopharmaceuticals, Inc.†	1,325	24,989
AMAG Pharmaceuticals, Inc.†	150	1,733
Amicus Therapeutics, Inc.†	2,125	17,042
Arena Pharmaceuticals, Inc.†	655	29,979
Atara Biotherapeutics, Inc.†	725	10,237
Biohaven Pharmaceutical Holding Co., Ltd.†	800	33,376
Bluebird Bio, Inc.†	100	9,182
Bridgebio Pharma, Inc.†	500	10,735
CytomX Therapeutics, Inc.†	725	5,351
Eiger BioPharmaceuticals, Inc.†	1,825	18,706
Forty Seven, Inc.†	1,350	8,667
Homology Medicines, Inc.†	450	8,145
Intercept Pharmaceuticals, Inc.†	400	26,544
Livongo Health, Inc.†	400	6,976
Menlo Therapeutics, Inc.†	600	2,688
Mersana Therapeutics, Inc.†	4,450	7,031
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Myriad Genetics, Inc.†	375	$10,736
Puma Biotechnology, Inc.†	500	5,383
REGENXBIO, Inc.†	650	23,140
resTORbio, Inc.†	425	3,757
Sangamo Therapeutics, Inc.†	425	3,846
Solid Biosciences, Inc.†	675	6,980
Synlogic, Inc.†	1,400	3,206
TCR2 Therapeutics, Inc.†	550	8,267
Y-mAbs Therapeutics, Inc.†	75	1,955
		351,279
Medical-Drugs — 2.2%
Aimmune Therapeutics, Inc.†	700	14,658
Alector, Inc.†	275	3,966
Athenex, Inc.†	1,700	20,680
Clovis Oncology, Inc.†	975	3,832
Eagle Pharmaceuticals, Inc.†	175	9,900
Global Blood Therapeutics, Inc.†	700	33,964
Gritstone Oncology, Inc.†	325	2,806
Horizon Therapeutics PLC†	1,750	47,652
Lannett Co., Inc.†	2,600	29,120
MyoKardia, Inc.†	750	39,112
Paratek Pharmaceuticals, Inc.†	1,700	7,344
Prestige Consumer Healthcare, Inc.†	1,125	39,026
Principia Biopharma, Inc.†	775	21,886
Protagonist Therapeutics, Inc.†	1,675	20,117
Reata Pharmaceuticals, Inc., Class A†	315	25,291
Seres Therapeutics, Inc.†	3,550	14,236
Sutro Biopharma, Inc.†	250	2,273
TG Therapeutics, Inc.†	1,500	8,423
Vanda Pharmaceuticals, Inc.†	1,075	14,276
Voyager Therapeutics, Inc.†	1,150	19,791
Zoetis, Inc.	5,201	647,993
		1,026,346
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	539
Medical-HMO — 0.2%
Magellan Health, Inc.†	1,125	69,862
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	1,850	6,660
Surgery Partners, Inc.†	825	6,093
Tenet Healthcare Corp.†	450	9,954
		22,707
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	350	45,853
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	3,200	15,680
Owens & Minor, Inc.	3,550	20,625
		36,305
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	125	2,709
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,000	36,050

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	75	$7,423
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,150	35,512
Multimedia — 2.6%
Walt Disney Co.	9,486	1,236,216
Networking Products — 0.1%
Extreme Networks, Inc.†	4,275	31,101
NeoPhotonics Corp.†	1,550	9,439
		40,540
Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	4,158	382,536
Office Furnishings-Original — 0.0%
HNI Corp.	600	21,300
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,700	66,129
Oil Companies-Exploration & Production — 0.1%
Gulfport Energy Corp.†	5,125	13,889
W&T Offshore, Inc.†	7,600	33,212
		47,101
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,325	66,488
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	100	4,403
Delek US Holdings, Inc.	1,900	68,970
Murphy USA, Inc.†	375	31,987
		105,360
Oil-Field Services — 0.2%
FTS International, Inc.†	800	1,792
Matrix Service Co.†	2,325	39,850
MRC Global, Inc.†	2,600	31,538
NOW, Inc.†	3,325	38,138
		111,318
Paper & Related Products — 0.1%
Domtar Corp.	225	8,057
Verso Corp., Class A†	2,150	26,617
		34,674
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,125	78,911
Poultry — 0.1%
Sanderson Farms, Inc.	225	34,049
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	1,400	109,676
Powell Industries, Inc.	500	19,575
		129,251
Printing-Commercial — 0.1%
Ennis, Inc.	1,750	35,368
Quad/Graphics, Inc.	2,375	24,961
		60,329
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	350	1,866
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 1.6%
Alexander & Baldwin, Inc.	259	$6,348
American Assets Trust, Inc.	1,600	74,784
Americold Realty Trust	2,550	94,528
Ashford Hospitality Trust, Inc.	3,725	12,330
Blackstone Mtg. Trust, Inc., Class A	525	18,821
Capstead Mtg. Corp.	450	3,308
Cherry Hill Mtg. Investment Corp.	650	8,515
CoreSite Realty Corp.	675	82,249
CubeSmart	400	13,960
DiamondRock Hospitality Co.	3,400	34,850
Easterly Government Properties, Inc.	200	4,277
EastGroup Properties, Inc.	200	25,004
Equity LifeStyle Properties, Inc.	150	20,040
First Industrial Realty Trust, Inc.	625	24,725
Front Yard Residential Corp.	250	2,890
GEO Group, Inc.	2,625	45,517
Getty Realty Corp.	150	4,809
Gladstone Commercial Corp.	125	2,938
Hersha Hospitality Trust	475	7,068
Highwoods Properties, Inc.	225	10,112
Invesco Mtg. Capital, Inc.	900	13,779
Lexington Realty Trust	2,050	21,012
Mack-Cali Realty Corp.	525	11,372
National Retail Properties, Inc.	75	4,230
Pebblebrook Hotel Trust	1,550	43,121
Piedmont Office Realty Trust, Inc., Class A	1,275	26,622
PS Business Parks, Inc.	100	18,195
RLJ Lodging Trust	325	5,522
Saul Centers, Inc.	300	16,353
Service Properties Trust	600	15,474
Sunstone Hotel Investors, Inc.	2,500	34,350
Taubman Centers, Inc.	100	4,083
Terreno Realty Corp.	125	6,386
Two Harbors Investment Corp.	1,763	23,148
Xenia Hotels & Resorts, Inc.	250	5,280
		746,000
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	4,275	66,690
Tailored Brands, Inc.	1,275	5,610
		72,300
Retail-Appliances — 0.0%
Conn's, Inc.†	275	6,837
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,225	13,182
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	725	18,980
Retail-Drug Store — 0.0%
Rite Aid Corp.†	1,413	9,820
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	75	9,458
Retail-Office Supplies — 0.0%
Office Depot, Inc.	8,500	14,917

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	175	$16,042
Retail-Restaurants — 1.0%
Bloomin' Brands, Inc.	3,100	58,683
Brinker International, Inc.	1,500	64,005
Starbucks Corp.	4,166	368,358
		491,046
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	1,350	30,915
Zumiez, Inc.†	1,400	44,345
		75,260
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	625	11,031
Trinseo SA	1,175	50,466
		61,497
Savings & Loans/Thrifts — 0.6%
BankFinancial Corp.	500	5,950
Brookline Bancorp, Inc.	1,225	18,044
Capitol Federal Financial, Inc.	100	1,378
First Defiance Financial Corp.	225	6,517
Flushing Financial Corp.	425	8,587
Investors Bancorp, Inc.	1,400	15,904
Meridian Bancorp, Inc.	3,075	57,656
Northfield Bancorp, Inc.	2,950	47,377
People's United Financial, Inc.	698	10,913
Washington Federal, Inc.	2,650	98,024
		270,350
Schools — 0.2%
K12, Inc.†	2,975	78,540
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,700	91,086
Semiconductor Equipment — 0.0%
Veeco Instruments, Inc.†	1,875	21,900
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	7,863	37,428
Television — 0.3%
ION Media Networks, Inc.†(1)(2)	2	535
Nexstar Media Group, Inc., Class A	425	43,482
Sinclair Broadcast Group, Inc., Class A	1,775	75,863
		119,880
Textile-Apparel — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	2,095	833,956
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	750	10,279
La Jolla Pharmaceutical Co.†	700	6,160
Sarepta Therapeutics, Inc.†	200	15,064
Xencor, Inc.†	825	27,827
		59,330
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	1,625	$8,775
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	44	456
SEACOR Holdings, Inc.†	525	24,712
		25,168
Transport-Rail — 1.3%
Union Pacific Corp.	3,767	610,179
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,075	24,349
Transport-Truck — 0.1%
ArcBest Corp.	1,650	50,243
Covenant Transportation Group, Inc., Class A†	175	2,877
Schneider National, Inc., Class B	300	6,516
YRC Worldwide, Inc.†	2,112	6,378
		66,014
Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	13,788	366,623
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	200	7,572
USANA Health Sciences, Inc.†	125	8,549
		16,121
Water — 0.2%
American States Water Co.	925	83,120
Web Hosting/Design — 0.1%
NIC, Inc.	1,350	27,877
Web Portals/ISP — 1.4%
Alphabet, Inc., Class C†	531	647,289
Wireless Equipment — 0.1%
Cambium Networks Corp.†	1,288	12,493
InterDigital, Inc.	525	27,547
		40,040
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,025	57,793
Total Common Stocks (cost $30,710,571)		33,117,753
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Credit Suisse Group AG 6.25% due 12/29/2049*(14)	$250,000	264,375
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)	6,000	1
Total Preferred Securities/Capital Securities (cost $260,411)		264,376

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES — 7.0%
Diversified Financial Services — 7.0%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.32% (1 ML+0.17%) due 01/25/2037(3)	$4,779	$4,672
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,016
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(3)(4)	47,219	47,526
Apidos CLO FRS Series 2015-21A, Class A1R 3.23% (3 ML+0.93%) due 07/18/2027*(15)	250,000	250,053
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.72% (1 ML+1.58%) due 10/25/2034	1,830	1,855
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(4)(5)(6)	990,338	35,784
Barclays Commercial Mtg. Trust Series 2019-C4, Class A5 2.92% due 08/15/2052(5)	30,000	31,071
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	64,463	65,672
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	62,201	63,211
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	61,796	63,005
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	61,317	63,094
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.20% due 02/25/2036(3)(4)	20,310	19,307
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(5)(6)	99,527	3,505
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(5)(6)	124,453	4,448
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(4)(5)	30,000	33,844
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(3)(7)	43,747	44,027
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	$1,542	$1,553
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	2,045	2,047
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	61,288	61,490
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	21,352
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	11,474	11,474
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	9,468	9,470
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	36,571
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	45,864
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	42,858	45,294
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	107,126
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	6,604	5,658
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.92% due 06/15/2057(4)(5)(6)	309,544	10,803
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(5)	30,000	30,873
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	49,000	49,166
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,375	51,257
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,003
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.26% due 05/25/2035(3)(4)	18,090	18,423
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(5)	30,000	31,644

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(5)	$45,000	$46,406
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	42,883
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.25% (1 ML+0.10%) due 03/25/2037	50,107	23,413
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.12% due 03/25/2047(3)(4)	4,093	3,633
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.38% due 01/25/2036(3)(4)	8,137	8,280
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	15,000	14,968
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.69% (1 ML+0.54%) due 05/25/2035(3)	10,410	10,367
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	41,699
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	26,749
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	64,382
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(5)	30,000	31,550
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(7)	90,327	91,027
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.54% due 12/25/2034(3)(4)	4,581	4,749
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(7)	72,541	72,897
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	63,703	63,947
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(4)(5)(6)	70,425	2,900
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(5)	$42,000	$44,167
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	8,670	6,613
MortgageIT Trust FRS Series 2005-4, Class A1 2.71% (1 ML+0.28%) due 10/25/2035(3)	21,409	21,427
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.90% (1 ML + 0.75%) due 01/25/2048*(3)	71,231	71,019
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.65% (1 ML+1.50%) due 06/25/2057*(3)	52,023	52,786
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	55,365	57,503
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	59,844	62,006
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	56,576	59,014
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	66,997	69,833
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.52% due 06/25/2036(3)(4)	24,542	21,636
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	6,466	6,575
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	64,024	64,336
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	99,923
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.25% (1 ML+0.10%) due 02/25/2037	8,669	5,636
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,382	28,181

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.28% (1 ML+0.13%) due 05/25/2037	$23,938	$18,240
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 4.05% due 02/20/2047(3)(4)	19,016	17,823
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 3.20% (3 ML+0.92%) due 10/20/2027*(15)	270,000	269,958
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.40% (1 ML+0.25%) due 11/25/2036	50,000	46,745
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	55,351	55,856
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	67,745	68,270
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	73,742	74,445
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(5)	45,000	45,912
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,997
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(3)(4)	5,855	5,856
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.76% due 11/25/2034(3)(4)	546	565
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(3)(4)	11,515	11,792
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.14% due 03/25/2035(3)(4)	8,636	8,924
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	30,241
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,592
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	$36,000	$38,755
Total Asset Backed Securities (cost $3,232,032)		3,279,634
U.S. CORPORATE BONDS & NOTES — 5.9%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	15,000	15,543
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	11,000	12,938
		28,481
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	5,000	5,291
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,955
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	5,945
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,243
		28,434
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	5,000	5,691
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	11,844
		17,535
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,619
General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	4,938
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	5,009
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,357
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,439
		31,362

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	$15,000	$15,421
Banks-Super Regional — 0.3%
KeyCorp Senior Notes 2.55% due 10/01/2029	10,000	9,782
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	56,009
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	25,000	26,484
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	15,872
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,946
		114,093
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,056
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,528
		10,584
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	15,526
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	11,713
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	40,000	50,566
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	10,000	10,105
		87,910
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,086
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	3,000	3,152
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	5,375
Security Description	Principal Amount(13)	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	$15,000	$18,353
		28,966
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	10,000	10,485
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	10,700
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,114
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,322
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	5,700
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	8,518
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	10,000	10,885
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,576
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	10,000	11,375
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,750
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	5,973
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	5,000	6,355
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	25,602
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,436

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	$20,000	$19,681
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	11,184
		129,471
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,079
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,074
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	10,000	10,019
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	10,458
		20,477
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	5,070
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	30,000	31,569
		36,639
Computer Services — 0.2%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,452
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	35,000	34,389
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,300
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,832
		45,521
Containers-Paper/Plastic — 0.0%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	15,000	16,467
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,577
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	$15,000	$15,300
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	36,405
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	20,000	21,272
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	10,000	10,928
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	48,148
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,148
Citigroup, Inc. FRS Senior Notes 3.22% (3 ML+1.10%) due 05/17/2024	30,000	30,261
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	10,458
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	25,000	27,184
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	16,333
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	10,000	11,337
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	25,336
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	15,926
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,384
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	10,916
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	5,000	6,904
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	10,799
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,530
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,142

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	$15,000	$15,855
JPMorgan Chase & Co. FRS Senior Notes 3.51% (3 ML+1.23%) due 10/24/2023	10,000	10,158
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,072
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,820
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,238
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,153
Morgan Stanley Senior Notes 3.59% due 07/22/2028	25,000	26,354
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	15,883
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	10,577
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,415
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,616
		515,852
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	10,082
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	17,258
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	10,802
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	5,000	6,050
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	10,000
		26,852
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	$5,000	$5,266
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	10,000	10,010
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	3,987
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	5,000	5,000
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	15,491
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	10,000	9,972
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	5,000	5,302
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,372
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	4,996
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	5,000	4,975
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,063
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,061
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,334
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	30,000	29,965
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	5,000	5,497
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,355
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,450
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	20,000	20,656

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	$5,000	$5,618
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,260
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	15,353
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,087
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,217
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,103
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,313
		235,703
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC 1st Mtg. Bonds 3.10% due 09/15/2049*	4,000	4,008
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	30,000	30,126
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	10,000	10,572
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	8,159
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	15,000	15,753
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	15,000	16,158
		80,768
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	20,000	20,100
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,596
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	8,696
Security Description	Principal Amount(13)	Value (Note 2)
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$15,000	$15,848
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	97
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	10,000	1
		99
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	46,737
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,367
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,636
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,286
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,649
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,655
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	5,000	4,921
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,196
		31,707
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	5,000	5,197
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,404

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	$10,000	$10,961
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	15,197
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	10,000	10,681
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,467
		32,148
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	5,000	5,187
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	5,000	5,307
		10,494
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	5,060
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,471
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,080
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	10,000	10,206
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	5,000	5,383
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,294
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	15,000	16,129
		69,623
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	10,000	10,111
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	15,000	15,730
		25,841
Security Description	Principal Amount(13)	Value (Note 2)
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	$10,000	$10,806
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	15,000	15,906
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	5,157
		21,063
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	8,000	8,270
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	10,000	10,545
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,399
		15,944
Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	5,000	5,091
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	10,000	10,524
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	10,000	10,328
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,792
Hess Corp. Senior Notes 7.13% due 03/15/2033	13,000	16,224
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	6,292
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	5,199
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	10,000	10,908
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	5,000	5,071
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	5,000	5,865

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.13% due 11/15/2022	$7,000	$6,708
		88,002
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,318
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	45,000	49,170
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,523
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	11,349
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,667
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,066	8,220
		83,929
Pipelines — 0.3%
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	5,000	5,255
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	5,000	5,330
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	5,000	5,248
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	5,000	5,644
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	5,000	5,120
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	5,000	4,650
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	10,001
MPLX LP Senior Notes 4.25% due 12/01/2027*	5,000	5,290
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	5,219
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,553
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	$5,000	$4,967
Phillips 66 Partners LP Senior Notes 2.45% due 12/15/2024	10,000	9,959
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	5,000	4,927
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	5,291
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	5,000	5,176
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	5,000	5,044
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	5,199
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	10,000	10,935
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	15,000	14,484
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	5,000	4,921
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,450
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	5,000	5,505
		138,168
Real Estate Investment Trusts — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,022
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	25,032
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,741
		61,795
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,600

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	$20,000	$20,999
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,035
		26,034
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	10,000	10,437
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	20,000	21,167
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,440
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	15,000	16,504
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	20,000	22,090
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	5,000	5,487
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	19,116
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	25,000	29,028
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	11,985
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	5,000	6,293
		137,110
Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	5,000	5,212
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	5,000	5,425
		10,637
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,582
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000	5,347
Security Description	Principal Amount(13)		Value (Note 2)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029		$35,000	$38,340
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039		10,000	11,581
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024		20,000	19,827
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029		5,000	4,892
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		15,000	14,534
			99,103
Transport-Rail — 0.1%
CSX Corp. Senior Notes 2.40% due 02/15/2030		10,000	9,795
CSX Corp. Senior Notes 3.25% due 06/01/2027		10,000	10,499
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		15,000	17,264
			37,558
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*		15,000	15,588
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		5,000	5,737
Total U.S. Corporate Bonds & Notes (cost $2,597,267)			2,758,001
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029		5,000	5,508
Banks-Commercial — 0.0%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		10,000	10,135
Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	45,000	31,307
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*		15,000	15,949

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	$5,000	$5,093
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	10,077
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,831
		14,908
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	10,000	10,349
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,126
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	10,812
		62,938
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,984
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,688
Finance-Leasing Companies — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	10,000	10,343
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	25,000	26,077
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	20,093
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000	13,998
		34,091
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000	5,328
Security Description	Principal Amount(13)		Value (Note 2)
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		$20,000	$23,050
Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		5,000	5,264
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		10,000	10,244
			15,508
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		11,000	10,558
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		20,000	20,718
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	3,798
			35,074
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		5,000	5,015
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		5,000	5,681
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		10,000	11,408
			22,104
Real Estate Investment Trusts — 0.0%
HCP, Inc. Senior Notes 3.25% due 07/15/2026		5,000	5,144
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		15,000	16,258
SupraNational Banks — 0.5%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	95,000	62,777
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	85,000	63,954
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	85,000	62,071
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	45,000	33,358
			222,160

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	$2,000	$2,102
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	35,000	48,321
		50,423
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000	5,875
Total Foreign Corporate Bonds & Notes (cost $662,346)		643,294
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	5,517
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	11,067
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	13,000	15,503
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	12,421
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	44,598
State of California General Obligation Bonds 7.55% due 04/01/2039	10,000	16,545
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	17,455	18,271
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,387
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,360
Total Municipal Bonds & Notes (cost $131,217)		139,669
U.S. GOVERNMENT AGENCIES — 11.3%
Federal Home Loan Mtg. Corp. — 1.0%
2.50% due 01/01/2028	2,646	2,682
2.50% due 04/01/2028	7,223	7,321
3.00% due October 30 TBA	200,000	203,109
3.50% due 03/01/2042	2,452	2,577
3.50% due 09/01/2043	19,322	20,152
3.50% due 08/01/2048	116,683	120,048
4.00% due 09/01/2040	3,364	3,562
Security Description	Principal Amount(13)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 01/01/2039	$424	$459
5.00% due 07/01/2021	2,664	2,749
5.50% due 07/01/2034	3,001	3,383
6.50% due 05/01/2029	409	457
7.50% due 08/01/2023	28	28
7.50% due 04/01/2028	414	469
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	538	556
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.45% due 09/25/2043*(4)(5)	25,000	25,354
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(4)(5)(6)	99,965	5,358
Series K064, Class X1 VRS 0.74% due 03/25/2027(4)(5)(6)	123,857	4,945
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	43,160
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	4,971	5,310
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.80% (1 ML+1.65%) due 04/25/2043*(3)	7,048	7,067
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 2.90% (1 ML+0.75%) due 09/25/2048*(3)	19,190	19,206
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	514	512
Series 3883, Class PB 3.00% due 05/15/2041(3)	6,657	6,886
Series 1577, Class PK 6.50% due 09/15/2023(3)	550	578
Series 1226, Class Z 7.75% due 03/15/2022(3)	114	119
		486,047
Federal National Mtg. Assoc. — 3.0%
2.50% due 02/01/2043	61,404	61,352
2.97% due 06/01/2030	40,000	42,563
3.00% due 01/01/2028	5,490	5,639
3.50% due 08/01/2026	6,021	6,225
3.50% due 09/01/2026	6,313	6,564
3.50% due 10/01/2028	8,519	8,900

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 11/01/2047	$182,068	$187,877
3.50% due 03/01/2048	89,578	92,739
4.00% due 11/01/2025	987	1,028
4.00% due 09/01/2040	3,360	3,589
4.00% due 11/01/2040	1,188	1,269
4.00% due 12/01/2040	14,270	15,243
4.00% due 10/01/2041	5,262	5,621
4.00% due 11/01/2041	5,101	5,449
4.00% due 01/01/2042	4,926	5,262
4.00% due 12/01/2043	13,771	14,816
4.00% due 02/01/2049	306,039	319,004
4.50% due 11/01/2022	1,259	1,298
4.50% due 01/01/2039	1,285	1,390
4.50% due 06/01/2039	17,191	18,433
4.50% due 09/01/2039	2,871	3,109
4.50% due 09/01/2040	5,482	5,939
4.50% due 05/01/2041	2,310	2,502
5.00% due 05/01/2035	514	567
5.00% due 06/01/2040	20,547	22,707
5.00% due 07/01/2040	4,827	5,333
5.50% due 11/01/2020	584	589
5.50% due 04/01/2021	9,046	9,151
5.50% due 12/01/2029	745	806
5.50% due 06/01/2035	51,449	58,130
5.50% due 08/01/2037	8,346	9,417
5.50% due 06/01/2038	3,898	4,396
6.00% due 12/01/2033	3,704	4,262
6.00% due 05/01/2034	253	291
6.00% due 06/01/2040	94	108
6.50% due 10/01/2037	91	103
7.00% due 06/01/2037	3,143	3,614
Federal National Mtg. Assoc. FRS 4.42% (12 ML+1.57%) due 05/01/2037	935	977
4.55% (12 ML+1.82%) due 10/01/2040	937	986
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.70% (1 ML+3.55%) due 07/25/2029(3)	10,000	10,510
Series 2016-C07, Class 2M2 6.50% (1 ML+4.35%) due 05/25/2029(3)	18,709	19,720
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	4,399	4,378
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	5,772	5,741
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	11,596	11,530
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	11,655	11,783
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	9,863	9,968
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	$29,384	$29,687
Series 2019-41, Class AC 2.50% due 03/25/2053(3)	17,459	17,549
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	15,382	15,736
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	3,251	3,354
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	9,347	9,608
Series 2017-72, Class B 3.00% due 09/25/2047(3)	14,029	14,435
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	16,262	16,734
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	22,078	22,713
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	15,616	16,073
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	7,246	7,583
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	19,182	20,084
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	16,533	16,890
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	19,086	19,759
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	13,653	14,313
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	17,050	17,793
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	12,699	13,394
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	18,549	19,091
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	10,184	10,457
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	12,521	13,180
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	23,691	24,563
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	7,531	7,937
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	18,623	19,658
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	12,933	13,645
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	17,132	18,075
Series 2019-28, Class JA 3.50% due 06/25/2059(3)	15,929	16,925
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	13,332	13,900
		1,424,014
Government National Mtg. Assoc. — 2.1%
3.00% due October 30 TBA	200,000	205,226
3.50% due October 30 TBA	400,000	414,383
4.00% due 09/15/2041	141,675	149,060

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due October 30 TBA	$99,999	$104,284
4.50% due 06/15/2041	42,205	45,932
6.00% due 11/15/2031	16,234	17,944
7.00% due 05/15/2033	4,347	5,012
9.00% due 11/15/2021	31	31
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(3)	17,354	17,214
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	82	92
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,301	1,506
		960,684
Uniform Mtg. Backed Securities — 5.2%
Uniform Mtg. Backed Securities 2.50% due October 15 TBA	210,000	211,784
3.00% due October 15 TBA	295,000	301,545
3.00% due October 30 TBA	900,000	913,500
3.50% due October 30 TBA	150,000	153,855
4.00% due October 30 TBA	395,000	409,859
4.50% due October 30 TBA	320,000	336,946
5.00% due October 30 TBA	100,000	107,102
		2,434,591
Total U.S. Government Agencies (cost $5,252,218)		5,305,336
U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 2.8%
United States Treasury Bonds 1.00% due 02/15/2049 TIPS(10)	20,391	22,883
2.88% due 08/15/2045(8)(9)	106,000	122,144
2.88% due 11/15/2046	93,000	107,611
3.00% due 05/15/2045	16,000	18,838
3.00% due 11/15/2045	101,000	119,137
3.00% due 02/15/2047	50,000	59,272
3.00% due 02/15/2048	185,000	219,651
3.13% due 02/15/2043	15,000	17,891
3.13% due 08/15/2044	415,000	497,238
3.63% due 08/15/2043	65,000	83,832
3.75% due 11/15/2043	55,000	72,344
		1,340,841
United States Treasury Notes — 3.1%
United States Treasury Notes 0.38% due 07/15/2027 TIPS(10)	388,056	393,873
0.63% due 01/15/2026 TIPS(10)	97,176	99,542
0.88% due 01/15/2029 TIPS(10)	66,044	70,042
2.25% due 12/31/2023	65,000	66,800
2.25% due 08/15/2027	50,000	52,271
2.63% due 02/15/2029	140,000	151,523
2.88% due 08/15/2028	60,000	65,972
3.13% due 11/15/2028	490,000	550,102
		1,450,125
Total U.S. Government Treasuries (cost $2,579,711)		2,790,966
Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	25,000	$35,328
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	8,000	11,305
Government of Romania Senior Notes 6.13% due 01/22/2044		$8,000	10,446
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		6,000	6,366
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	300,000	20,005
Total Foreign Government Obligations (cost $77,799)			83,450
Total Long-Term Investment Securities (cost $45,503,572)			48,382,479
SHORT-TERM INVESTMENT SECURITIES — 3.5%
Foreign Government Obligations — 0.6%
Government of Japan Dis. Notes (0.13%) due 10/28/2019	JPY	28,000,000	258,990
Registered Investment Companies — 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class 1.95%(11)		1,370,499	1,370,499
Total Short-Term Investment Securities (cost $1,628,088)			1,629,489
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(12)		40,000	40,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)		15,000	15,000
BNP Paribas SA Joint Repurchase Agreement(12)		10,000	10,000
Deutsche Bank AG Joint Repurchase Agreement(12)		25,000	25,000
RBS Securities, Inc. Joint Repurchase Agreement(12)		25,000	25,000
Total Repurchase Agreements (cost $115,000)			115,000
TOTAL INVESTMENTS (cost $47,246,660)(16)		106.6%	50,126,968
Liabilities in excess of other assets		(6.6)	(3,106,495)
NET ASSETS		100.0%	$47,020,473

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $2,791,633 representing 5.9% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$535	$267.52	0.00%

(3)  Collateralized Mortgage Obligation

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2019.

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  The rate shown is the 7-day yield as of September 30, 2019.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  Perpetual maturity — maturity date reflects the next call date.

(15)  Collateralized Loan Obligation

(16)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

SCRT — Seasoned Credit Risk Transfer Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Canada 10 Year Bond	December 2019	$106,615	$107,635	$1,020
2	Long	U.S. Long Bonds	December 2019	318,560	324,625	6,065
3	Short	U.S. Treasury 10 Year Ultra Bonds	December 2019	432,094	427,219	4,875
12	Short	U.S. Treasury 5 Year Notes	December 2019	1,435,750	1,429,781	5,969
						$17,929
						Unrealized (Depreciation)
3	Long	E-Mini Russell 2000 Index	December 2019	$238,159	$228,750	$(9,409)
2	Long	U.S. Treasury 2 Year Notes	December 2019	431,594	431,000	(594)
3	Short	U.S. Treasury 10 Year Notes	December 2019	390,234	390,937	(703)
						$(10,706)
Net Unrealized Appreciation (Depreciation)						$7,223

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	AUD	137,000	USD	92,594	10/31/2019	$32	$—
JPMorgan Chase Bank	EUR	43,000	USD	47,731	12/18/2019	584	—
	JPY	28,000,000	USD	259,509	10/28/2019	110	—
	NZD	101,000	USD	63,453	11/29/2019	122	—
						816	—
NatWest Markets PLC	CAD	45,000	USD	34,110	11/05/2019	125	—
Net Unrealized Appreciation (Depreciation)						$973	$—

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(1,330)
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,746)	(28,075)
					$(2,746)	$(29,405)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$119,345	$—		$535	$119,880
Other Industries	32,163,917	833,956	**	—	32,997,873
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		1	1
Other Industries	—	264,375		—	264,375
Asset Backed Securities	—	3,279,634		—	3,279,634
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	97		2	99
Other Industries	—	2,757,902		—	2,757,902
Foreign Corporate Bonds & Notes	—	643,294		—	643,294
Municipal Bond & Notes	—	139,669		—	139,669
U.S. Government Agencies	—	5,305,336		—	5,305,336
U.S. Government Treasuries	—	2,790,966		—	2,790,966
Foreign Government Obligations	—	83,450		—	83,450
Short-Term Investment Securities:
Foreign Government Obligations	—	258,990		—	258,990
Registered Investment Companies	1,370,499	—		—	1,370,499
Repurchase Agreements	—	115,000		—	115,000
Total Investments at Value	$33,653,761	$16,472,669		$538	$50,126,968
Other Financial Instruments:†
Futures Contracts	$17,929	$—		$—	$17,929
Forward Foreign Currency Contracts	—	973		—	973
Total Other Financial Instruments	$17,929	$973		$—	$18,902
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,706	$—		$—	$10,706
Centrally Cleared Interest Rate Swap Contracts	—	29,405		—	29,405
Total Other Financial Instruments	$10,706	$29,405		$—	$40,111

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	10.8%
Federal National Mtg. Assoc.	8.5
United States Treasury Notes	5.6
Enterprise Software/Service	5.1
United States Treasury Bonds	4.8
Uniform Mtg. Backed Securities	4.2
Government National Mtg. Assoc.	3.5
E-Commerce/Products	2.8
Internet Content-Entertainment	2.7
Applications Software	2.7
Diversified Banking Institutions	2.5
Medical Instruments	2.3
Chemicals-Specialty	2.3
Registered Investment Companies	2.1
Federal Home Loan Mtg. Corp.	2.1
Multimedia	2.1
Medical-Drugs	2.0
Banks-Commercial	1.8
Building-Maintenance & Services	1.8
Consulting Services	1.8
Real Estate Investment Trusts	1.7
Textile-Apparel	1.3
Internet Content-Information/News	1.3
Data Processing/Management	1.2
Repurchase Agreements	1.2
Distribution/Wholesale	1.1
Transport-Rail	1.1
Cosmetics & Toiletries	1.1
Web Portals/ISP	1.0
Electric-Integrated	1.0
E-Commerce/Services	1.0
Foreign Government Obligations	0.9
Retail-Restaurants	0.8
Commercial Services-Finance	0.8
SupraNational Banks	0.7
Computer Aided Design	0.7
Medical-Biomedical/Gene	0.7
Electronic Components-Semiconductors	0.7
Aerospace/Defense-Equipment	0.7
Machinery-General Industrial	0.7
Electronic Forms	0.7
Diagnostic Equipment	0.7
Non-Hazardous Waste Disposal	0.7
Containers-Metal/Glass	0.7
Sovereign	0.6
Computer Software	0.6
Veterinary Diagnostics	0.6
Pipelines	0.6
Telephone-Integrated	0.6
Savings & Loans/Thrifts	0.5
Oil Companies-Exploration & Production	0.5
Cable/Satellite TV	0.4
Building-Residential/Commercial	0.4
Municipal Bonds & Notes	0.4
Medical Products	0.4
Banks-Super Regional	0.4
Human Resources	0.4
Computer Services	0.4
Building & Construction-Misc.	0.4
Medical-HMO	0.3
Brewery	0.3%
Tobacco	0.3
Television	0.3
Pharmacy Services	0.3
Power Converter/Supply Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Finance-Other Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Medical Information Systems	0.2
Oil Refining & Marketing	0.2
Oil-Field Services	0.2
Water	0.2
Apparel Manufacturers	0.2
Broadcast Services/Program	0.2
Auto-Truck Trailers	0.2
Electronic Parts Distribution	0.2
Coal	0.2
Pastoral & Agricultural	0.2
Schools	0.2
E-Services/Consulting	0.2
Electronic Components-Misc.	0.1
Building & Construction Products-Misc.	0.1
Insurance-Life/Health	0.1
Retail-Sporting Goods	0.1
Oil Companies-Integrated	0.1
Retail-Apparel/Shoe	0.1
Audio/Video Products	0.1
Computers	0.1
Gas-Distribution	0.1
Energy-Alternate Sources	0.1
Oil Field Machinery & Equipment	0.1
Office Supplies & Forms	0.1
Transport-Truck	0.1
Diversified Manufacturing Operations	0.1
Medical-Hospitals	0.1
Insurance-Property/Casualty	0.1
Auto-Cars/Light Trucks	0.1
Electric-Distribution	0.1
Rubber/Plastic Products	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Insurance Brokers	0.1
Retail-Building Products	0.1
Printing-Commercial	0.1
X-Ray Equipment	0.1
Therapeutics	0.1
Banks-Special Purpose	0.1
Building-Heavy Construction	0.1
Financial Guarantee Insurance	0.1
Wireless Equipment	0.1
Medical Labs & Testing Services	0.1
Engineering/R&D Services	0.1
Home Furnishings	0.1
Machinery-Pumps	0.1
Internet Connectivity Services	0.1
Building Products-Cement	0.1
Medical-Outpatient/Home Medical	0.1
Finance-Investment Banker/Broker	0.1
Aerospace/Defense	0.1
Networking Products	0.1
Telecom Services	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Medical-Wholesale Drug Distribution	0.1%
Metal Products-Distribution	0.1
Containers-Paper/Plastic	0.1
Miscellaneous Manufacturing	0.1
Investment Management/Advisor Services	0.1
Poultry	0.1
Metal-Iron	0.1
Paper & Related Products	0.1
Coatings/Paint	0.1
Building Products-Doors & Windows	0.1
Electric-Generation	0.1
Computer Data Security	0.1
Chemicals-Diversified	0.1
Dental Supplies & Equipment	0.1
Internet Security	0.1
Footwear & Related Apparel	0.1
Web Hosting/Design	0.1
Communications Software	0.1
Finance-Credit Card	0.1
Transport-Marine	0.1
Trucking/Leasing	0.1
Transport-Services	0.1
112.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 55.8%
Aerospace/Defense-Equipment — 0.6%
HEICO Corp., Class A	4,582	$445,874
Moog, Inc., Class A	275	22,308
		468,182
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	950	139,992
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	375	6,064
Applications Software — 2.6%
Brightcove, Inc.†	3,200	33,536
Cloudflare, Inc., Class A†	300	5,571
Intuit, Inc.	1,753	466,193
ServiceNow, Inc.†	5,919	1,502,538
		2,007,838
Audio/Video Products — 0.1%
Sonos, Inc.†	8,000	107,280
Auto-Truck Trailers — 0.2%
Wabash National Corp.	9,250	134,217
Auto/Truck Parts & Equipment-Original — 0.3%
Gentherm, Inc.†	1,625	66,763
Meritor, Inc.†	1,550	28,675
Stoneridge, Inc.†	2,900	89,813
Telenav, Inc.†	1,450	6,931
		192,182
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,050	91,368
Banks-Commercial — 1.5%
1st Source Corp.	460	21,036
Atlantic Union Bankshares Corp.	384	14,302
BancFirst Corp.	1,425	78,973
BancorpSouth Bank	1,925	56,999
Banner Corp.	1,475	82,851
Cadence BanCorp	125	2,193
Cathay General Bancorp	750	26,051
Central Pacific Financial Corp.	2,325	66,030
Central Valley Community Bancorp	175	3,561
Columbia Banking System, Inc.	1,850	68,265
CVB Financial Corp.	3,100	64,697
Enterprise Financial Services Corp.	450	18,338
First Commonwealth Financial Corp.	3,125	41,500
First Community Bankshares, Inc.	200	6,474
First Hawaiian, Inc.	675	18,023
First Interstate BancSystem, Inc., Class A	475	19,114
Great Western Bancorp, Inc.	225	7,425
Hope Bancorp, Inc.	1,533	21,983
IBERIABANK Corp.	275	20,774
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Independent Bank Corp./ Massachusetts	100	$7,465
Independent Bank Corp./ Michigan	900	19,184
PacWest Bancorp	500	18,170
Simmons First National Corp., Class A	880	21,912
South State Corp.	100	7,530
TCF Financial Corp.	978	37,232
Trustmark Corp.	4,700	160,317
UMB Financial Corp.	475	30,675
United Bankshares, Inc.	1,375	52,071
Webster Financial Corp.	450	21,091
West Bancorporation, Inc.	300	6,522
Westamerica Bancorporation	1,800	111,924
		1,132,682
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	180	6,154
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,925	23,524
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	3,450	70,984
Louisiana-Pacific Corp.	1,350	33,183
		104,167
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	975	43,124
EMCOR Group, Inc.	2,300	198,076
MYR Group, Inc.†	925	28,943
		270,143
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,525	68,907
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	875	50,750
Building Products-Wood — 0.0%
Boise Cascade Co.	825	26,887
Building-Heavy Construction — 0.1%
MasTec, Inc.†	1,000	64,930
Sterling Construction Co., Inc.†	1,375	18,081
		83,011
Building-Maintenance & Services — 1.8%
ABM Industries, Inc.	475	17,252
Rollins, Inc.	23,972	816,726
ServiceMaster Global Holdings, Inc.†	10,128	566,155
		1,400,133
Building-Residential/Commercial — 0.4%
KB Home	4,950	168,300
TRI Pointe Group, Inc.†	11,550	173,712
		342,012

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	3,950	$24,332
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,250	29,938
Chemicals-Plastics — 0.0%
PolyOne Corp.	375	12,244
Chemicals-Specialty — 2.2%
Ecolab, Inc.	8,386	1,660,764
Minerals Technologies, Inc.	625	33,181
		1,693,945
Coal — 0.2%
Arch Coal, Inc., Class A	725	53,795
Peabody Energy Corp.	1,450	21,344
Warrior Met Coal, Inc.	2,450	47,824
		122,963
Commercial Services — 0.0%
Harsco Corp.†	650	12,324
Medifast, Inc.	125	12,954
		25,278
Commercial Services-Finance — 0.7%
Euronet Worldwide, Inc.†	150	21,945
Green Dot Corp., Class A†	400	10,100
S&P Global, Inc.	2,135	523,032
		555,077
Communications Software — 0.1%
Avaya Holdings Corp.†	3,800	38,874
Computer Aided Design — 0.7%
Aspen Technology, Inc.†	400	49,232
Autodesk, Inc.†	3,493	515,916
		565,148
Computer Data Security — 0.1%
Qualys, Inc.†	650	49,121
Computer Services — 0.1%
CACI International, Inc., Class A†	225	52,033
Insight Enterprises, Inc.†	450	25,060
Unisys Corp.†	350	2,601
		79,694
Computer Software — 0.6%
Box, Inc., Class A†	2,575	42,642
Dynatrace, Inc.†	2,000	37,340
j2 Global, Inc.	650	59,033
TiVo Corp.	12,850	97,853
Twilio, Inc., Class A†	2,216	243,283
		480,151
Consulting Services — 1.8%
Gartner, Inc.†	5,032	719,526
Huron Consulting Group, Inc.†	1,850	113,479
Verisk Analytics, Inc.	3,419	540,680
		1,373,685
Containers-Metal/Glass — 0.7%
Ball Corp.	6,956	506,466
Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,025	$15,119
Cosmetics & Toiletries — 1.1%
Edgewell Personal Care Co.†	400	12,996
Estee Lauder Cos., Inc., Class A	4,078	811,318
		824,314
Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	6,169	767,609
CommVault Systems, Inc.†	3,650	163,191
		930,800
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	2,550	45,441
Diagnostic Equipment — 0.7%
Adaptive Biotechnologies Corp.†	500	15,450
Danaher Corp.	3,556	513,593
		529,043
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,950	18,506
Distribution/Wholesale — 1.1%
Copart, Inc.†	9,507	763,697
Core-Mark Holding Co., Inc.	800	25,692
Fossil Group, Inc.†	3,725	46,600
Titan Machinery, Inc.†	1,500	21,510
Veritiv Corp.†	625	11,300
		868,799
Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	125	2,743
EnPro Industries, Inc.	425	29,176
Fabrinet†	875	45,762
		77,681
E-Commerce/Products — 2.7%
Amazon.com, Inc.†	1,224	2,124,754
Etsy, Inc.†	225	12,712
		2,137,466
E-Commerce/Services — 1.0%
Groupon, Inc.†	4,575	12,170
MercadoLibre, Inc.†	1,274	702,267
Stamps.com, Inc.†	825	61,421
		775,858
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	1,125	9,911
E-Services/Consulting — 0.2%
Perficient, Inc.†	2,950	113,811
Electric Products-Misc. — 0.0%
Graham Corp.	325	6,455
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,350	24,793
Electric-Generation — 0.1%
Atlantic Power Corp.†	21,475	50,252

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 0.2%
Black Hills Corp.	700	$53,711
IDACORP, Inc.	125	14,084
PNM Resources, Inc.	675	35,154
Portland General Electric Co.	1,500	84,555
		187,504
Electronic Components-Misc. — 0.1%
Benchmark Electronics, Inc.	475	13,803
OSI Systems, Inc.†	950	96,482
		110,285
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.†	8,175	74,393
Rambus, Inc.†	10,650	139,781
Synaptics, Inc.†	1,375	54,931
Xperi Corp.	3,275	67,727
		336,832
Electronic Forms — 0.7%
Adobe, Inc.†	1,954	539,792
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,200	125,088
Energy-Alternate Sources — 0.1%
FutureFuel Corp.	1,700	20,298
Renewable Energy Group, Inc.†	725	10,879
REX American Resources Corp.†	925	70,605
		101,782
Engineering/R&D Services — 0.0%
KBR, Inc.	700	17,178
VSE Corp.	375	12,784
		29,962
Enterprise Software/Service — 5.1%
ACI Worldwide, Inc.†	4,450	139,396
Constellation Software, Inc.	1,259	1,257,384
Coupa Software, Inc.†	1,082	139,133
Donnelley Financial Solutions, Inc.†	1,050	12,936
Evolent Health, Inc., Class A†	5,875	42,241
Manhattan Associates, Inc.†	375	30,251
MicroStrategy, Inc., Class A†	150	22,256
Veeva Systems, Inc., Class A†	5,588	853,232
Workday, Inc., Class A†	8,909	1,514,174
		4,011,003
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	34,598
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	125	7,950
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A†	625	9,619
Houlihan Lokey, Inc.	1,250	56,375
		65,994
Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.1%
Deluxe Corp.	925	$45,473
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	600	5,538
MGIC Investment Corp.	3,575	44,973
NMI Holdings, Inc., Class A†	450	11,817
Radian Group, Inc.	900	20,556
		82,884
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	5,457
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	400	13,872
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,525	42,334
Gas-Distribution — 0.1%
New Jersey Resources Corp.	100	4,528
Northwest Natural Holding Co.	225	16,051
ONE Gas, Inc.	200	19,216
Southwest Gas Holdings, Inc.	450	40,968
		80,763
Home Furnishings — 0.1%
Sleep Number Corp.†	1,900	78,508
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	1,600	10,368
Human Resources — 0.4%
Barrett Business Services, Inc.	1,450	128,789
Cross Country Healthcare, Inc.†	3,550	36,565
Heidrick & Struggles International, Inc.	200	5,460
Kforce, Inc.	1,225	46,348
Korn Ferry	1,225	47,334
TrueBlue, Inc.†	1,425	30,067
		294,563
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	825	14,306
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	150	3,630
CNO Financial Group, Inc.	1,525	24,141
Primerica, Inc.	575	73,157
		100,928
Insurance-Multi-line — 0.0%
Kemper Corp.	150	11,693
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	150	2,932
First American Financial Corp.	300	17,703
Kinsale Capital Group, Inc.	725	74,900
		95,535
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	175	4,370
Third Point Reinsurance, Ltd.†	550	5,494
		9,864

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	1,275	$70,253
Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	2,436	433,803
Twitter, Inc.†	40,114	1,652,697
		2,086,500
Internet Content-Information/News — 1.3%
HealthStream, Inc.†	2,025	52,427
Spotify Technology SA†	8,152	929,328
Yelp, Inc.†	725	25,194
		1,006,949
Internet Security — 0.1%
Proofpoint, Inc.†	350	45,168
Investment Management/Advisor Services — 0.1%
Brightsphere Investment Group, Inc.	575	5,698
Stifel Financial Corp.	825	47,339
		53,037
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	100	325
Machinery-General Industrial — 0.7%
DXP Enterprises, Inc.†	1,025	35,588
Kadant, Inc.	425	37,311
Roper Technologies, Inc.	1,322	471,425
		544,324
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	1,025	70,756
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	700	17,546
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	16,775	184,189
Medical Instruments — 2.3%
AngioDynamics, Inc.†	2,650	48,813
Intuitive Surgical, Inc.†	3,023	1,632,208
NuVasive, Inc.†	1,225	77,641
		1,758,662
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	850	71,434
Personalis, Inc.†	600	8,805
		80,239
Medical Products — 0.3%
Integer Holdings Corp.†	2,175	164,343
Nevro Corp.†	650	55,880
Orthofix Medical, Inc.†	425	22,534
		242,757
Medical-Biomedical/Gene — 0.7%
10X Genomics, Inc., Class A†	200	10,080
ACADIA Pharmaceuticals, Inc.†	1,725	62,083
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Achillion Pharmaceuticals, Inc.†	4,625	$16,650
Alder Biopharmaceuticals, Inc.†	2,000	37,720
AMAG Pharmaceuticals, Inc.†	200	2,310
Amicus Therapeutics, Inc.†	3,200	25,664
Arena Pharmaceuticals, Inc.†	970	44,397
Atara Biotherapeutics, Inc.†	1,075	15,179
Biohaven Pharmaceutical Holding Co., Ltd.†	1,200	50,064
Bluebird Bio, Inc.†	175	16,068
Bridgebio Pharma, Inc.†	800	17,176
CytomX Therapeutics, Inc.†	1,100	8,118
Eiger BioPharmaceuticals, Inc.†	2,725	27,931
Forty Seven, Inc.†	2,050	13,161
Homology Medicines, Inc.†	675	12,217
Intercept Pharmaceuticals, Inc.†	625	41,475
Livongo Health, Inc.†	600	10,464
Menlo Therapeutics, Inc.†	875	3,920
Mersana Therapeutics, Inc.†	6,682	10,558
Myriad Genetics, Inc.†	550	15,746
Puma Biotechnology, Inc.†	750	8,074
REGENXBIO, Inc.†	975	34,710
resTORbio, Inc.†	650	5,746
Sangamo Therapeutics, Inc.†	625	5,656
Solid Biosciences, Inc.†	1,025	10,599
Synlogic, Inc.†	2,075	4,752
TCR2 Therapeutics, Inc.†	825	12,400
Y-mAbs Therapeutics, Inc.†	100	2,606
		525,524
Medical-Drugs — 1.8%
Aimmune Therapeutics, Inc.†	1,050	21,987
Alector, Inc.†	400	5,768
Athenex, Inc.†	2,550	31,021
Clovis Oncology, Inc.†	1,475	5,797
Eagle Pharmaceuticals, Inc.†	250	14,142
Global Blood Therapeutics, Inc.†	1,050	50,946
Gritstone Oncology, Inc.†	475	4,101
Horizon Therapeutics PLC†	2,625	71,479
Lannett Co., Inc.†	3,900	43,680
MyoKardia, Inc.†	1,125	58,669
Paratek Pharmaceuticals, Inc.†	2,550	11,016
Prestige Consumer Healthcare, Inc.†	1,675	58,106
Principia Biopharma, Inc.†	1,175	33,182
Protagonist Therapeutics, Inc.†	2,500	30,025
Reata Pharmaceuticals, Inc., Class A†	470	37,736
Seres Therapeutics, Inc.†	5,325	21,353
Sutro Biopharma, Inc.†	375	3,409
TG Therapeutics, Inc.†	2,250	12,634
Vanda Pharmaceuticals, Inc.†	1,625	21,580
Voyager Therapeutics, Inc.†	1,725	29,687
Zoetis, Inc.	6,495	809,212
		1,375,530

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	$539
Medical-HMO — 0.1%
Magellan Health, Inc.†	1,700	105,570
Triple-S Management Corp., Class B†	65	871
		106,441
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	2,750	9,900
Surgery Partners, Inc.†	1,250	9,231
Tenet Healthcare Corp.†	675	14,931
		34,062
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	525	68,780
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	4,800	23,520
Owens & Minor, Inc.	5,325	30,938
		54,458
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	200	4,334
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,500	54,075
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	100	9,897
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,725	53,268
Multimedia — 2.0%
Walt Disney Co.	11,830	1,541,686
Networking Products — 0.1%
Extreme Networks, Inc.†	6,425	46,742
NeoPhotonics Corp.†	2,300	14,007
		60,749
Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	5,184	476,928
Office Furnishings-Original — 0.0%
HNI Corp.	925	32,838
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	10,025	98,947
Oil Companies-Exploration & Production — 0.1%
Gulfport Energy Corp.†	7,650	20,732
W&T Offshore, Inc.†	11,400	49,818
		70,550
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,975	99,105
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	175	7,705
Delek US Holdings, Inc.	2,850	103,455
Murphy USA, Inc.†	575	49,048
		160,208
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.2%
FTS International, Inc.†	1,200	$2,688
Matrix Service Co.†	3,475	59,561
MRC Global, Inc.†	3,900	47,307
NOW, Inc.†	4,950	56,777
		166,333
Paper & Related Products — 0.1%
Domtar Corp.	350	12,534
Verso Corp., Class A†	3,225	39,925
		52,459
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	6,175	118,128
Poultry — 0.1%
Sanderson Farms, Inc.	350	52,966
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	2,100	164,514
Powell Industries, Inc.	750	29,362
		193,876
Printing-Commercial — 0.1%
Ennis, Inc.	2,625	53,051
Quad/Graphics, Inc.	3,575	37,573
		90,624
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	525	2,798
Real Estate Investment Trusts — 1.4%
Alexander & Baldwin, Inc.	376	9,216
American Assets Trust, Inc.	2,400	112,176
Americold Realty Trust	3,850	142,719
Ashford Hospitality Trust, Inc.	5,550	18,370
Blackstone Mtg. Trust, Inc., Class A	800	28,680
Capstead Mtg. Corp.	675	4,961
Cherry Hill Mtg. Investment Corp.	975	12,773
CoreSite Realty Corp.	1,000	121,850
CubeSmart	600	20,940
DiamondRock Hospitality Co.	5,075	52,019
Easterly Government Properties, Inc.	400	8,555
EastGroup Properties, Inc.	300	37,506
Equity LifeStyle Properties, Inc.	225	30,060
First Industrial Realty Trust, Inc.	925	36,593
Front Yard Residential Corp.	350	4,046
GEO Group, Inc.	3,950	68,493
Getty Realty Corp.	225	7,214
Gladstone Commercial Corp.	175	4,113
Hersha Hospitality Trust	725	10,788
Highwoods Properties, Inc.	325	14,605
Invesco Mtg. Capital, Inc.	1,325	20,286
Lexington Realty Trust	3,075	31,519
Mack-Cali Realty Corp.	800	17,328
National Retail Properties, Inc.	100	5,640

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	2,325	$64,681
Piedmont Office Realty Trust, Inc., Class A	1,925	40,194
PS Business Parks, Inc.	150	27,292
RLJ Lodging Trust	500	8,495
Saul Centers, Inc.	425	23,167
Service Properties Trust	900	23,211
Sunstone Hotel Investors, Inc.	3,700	50,838
Taubman Centers, Inc.	175	7,145
Terreno Realty Corp.	175	8,941
Two Harbors Investment Corp.	2,654	34,847
Xenia Hotels & Resorts, Inc.	375	7,920
		1,117,181
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	6,425	100,230
Tailored Brands, Inc.	1,900	8,360
		108,590
Retail-Appliances — 0.0%
Conn's, Inc.†	400	9,944
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	6,325	19,734
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	1,075	28,144
Retail-Drug Store — 0.0%
Rite Aid Corp.†	2,127	14,783
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	125	15,763
Retail-Office Supplies — 0.0%
Office Depot, Inc.	12,750	22,376
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	250	22,918
Retail-Restaurants — 0.8%
Bloomin' Brands, Inc.	4,650	88,025
Brinker International, Inc.	2,250	96,007
Starbucks Corp.	5,193	459,165
		643,197
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	2,025	46,373
Zumiez, Inc.†	2,100	66,517
		112,890
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	950	16,768
Trinseo SA	1,750	75,162
		91,930
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	750	8,925
Brookline Bancorp, Inc.	1,850	27,251
Capitol Federal Financial, Inc.	175	2,412
First Defiance Financial Corp.	350	10,138
Flushing Financial Corp.	625	12,628
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Investors Bancorp, Inc.	2,100	$23,856
Meridian Bancorp, Inc.	4,600	86,250
Northfield Bancorp, Inc.	4,425	71,065
People's United Financial, Inc.	1,047	16,370
Washington Federal, Inc.	3,950	146,110
		405,005
Schools — 0.2%
K12, Inc.†	4,425	116,820
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	2,525	135,289
Semiconductor Equipment — 0.0%
Veeco Instruments, Inc.†	2,800	32,704
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	11,815	56,239
Television — 0.2%
ION Media Networks, Inc.†(1)(2)	4	1,070
Nexstar Media Group, Inc., Class A	625	63,944
Sinclair Broadcast Group, Inc., Class A	2,650	113,261
		178,275
Textile-Apparel — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	2,612	1,039,758
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	1,125	15,418
La Jolla Pharmaceutical Co.†	1,050	9,240
Sarepta Therapeutics, Inc.†	275	20,713
Xencor, Inc.†	1,225	41,319
		86,690
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	2,325	12,555
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	41	425
SEACOR Holdings, Inc.†	775	36,479
		36,904
Transport-Rail — 1.0%
Union Pacific Corp.	4,681	758,228
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,600	36,240
Transport-Truck — 0.1%
ArcBest Corp.	2,475	75,364
Covenant Transportation Group, Inc., Class A†	250	4,110
Schneider National, Inc., Class B	450	9,774
YRC Worldwide, Inc.†	3,184	9,615
		98,863

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)
COMMON STOCKS (continued)
Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†		17,190	$457,082
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†		325	12,305
USANA Health Sciences, Inc.†		175	11,968
			24,273
Water — 0.2%
American States Water Co.		1,375	123,557
Web Hosting/Design — 0.1%
NIC, Inc.		2,050	42,333
Web Portals/ISP — 1.0%
Alphabet, Inc., Class C†		662	806,978
Wireless Equipment — 0.1%
Cambium Networks Corp.†		1,800	17,460
InterDigital, Inc.		775	40,664
			58,124
X-Ray Equipment — 0.1%
Varex Imaging Corp.†		3,050	87,047
Total Common Stocks (cost $40,203,774)			43,544,218
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
Banco de Sabadell SA 6.13% due 12/31/2022(3)	EUR	200,000	214,535
Diversified Banking Institutions — 0.6%
Credit Agricole SA 8.13% due 12/29/2049*(3)		200,000	235,250
Credit Suisse Group AG 6.25% due 12/29/2024(3)		225,000	237,937
			473,187
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Preferred Securities/Capital Securities (cost $657,367)			687,723
ASSET BACKED SECURITIES — 10.8%
Diversified Financial Services — 10.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.32% (1 ML+0.17%) due 01/25/2037(4)		16,727	16,352
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025		35,000	35,037
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)		108,603	109,309
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.72% (1 ML+1.58%) due 10/25/2034	$7,320	$7,422
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	48,063	48,209
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.42% (3 ML+1.12%) due 01/18/2025*(6)	77,731	77,731
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(5)(7)(8)	992,958	50,368
Barclays Commercial Mtg. Trust Series 2019-C4, Class A5 2.92% due 08/15/2052(7)	80,000	82,855
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	83,158	84,717
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	62,201	63,211
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	59,161	60,117
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	60,442	61,467
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	77,246	78,757
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	64,383	66,248
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.88% (1 ML+0.85%) due 08/15/2036*(7)	131,000	130,918
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.20% due 02/25/2036(4)(5)	69,053	65,644
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.10% (1 ML+0.95%) due 08/25/2028*(4)	57,746	57,763
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.35% (1 ML + 1.20%) due 10/25/2027*(4)	125,353	125,427

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(5)(7)(8)	$186,115	$6,554
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(5)(7)(8)	326,565	11,671
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(5)(7)(8)	999,104	50,546
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(5)(7)	70,000	78,969
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	6,475	6,523
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.04% (3 ML+0.78%) due 04/27/2027*(6)	243,104	242,941
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	5,112	5,117
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	77,835	78,093
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	69,669
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	31,553	31,553
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	9,468	9,470
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(4)(5)	100,000	99,999
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	94,039
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	64,422
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	109,712
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	118,601	125,342
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	$123,000	$131,231
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	27,162	23,272
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.92% due 06/15/2057(5)(7)(8)	956,025	33,365
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	40,009	40,187
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	110,016	110,504
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,375	51,257
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,008
Eagle RE, Ltd. FRS Series 2018-1, Class M1 3.85% (1 ML+1.70%) due 11/25/2028*(4)	134,186	134,514
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.26% due 05/25/2035(4)(5)	50,652	51,584
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	112,650
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,535
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(7)	80,000	84,384
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	71,965	73,194
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	123,288
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.12% due 03/25/2047(4)(5)	15,786	14,012
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.56% due 04/25/2036(4)(5)	4,737	4,108
Home Re, Ltd. FRS Series 2018-1, Class M1 4.03% (1 ML + 1.60%) due 10/25/2028*(4)	52,005	52,034

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.69% (1 ML+0.54%) due 05/25/2035(4)	$37,014	$36,859
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,802
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	64,197
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(7)	80,000	84,133
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	113,812	114,694
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 3.79% (1 ML+1.70%) due 03/01/2024*(4)	70,941	72,652
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.59% (1 ML+1.50%) due 04/01/2024*(4)	93,420	93,618
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.59% (1 ML + 1.50%) due 05/01/2024*(4)	94,586	94,929
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(5)	23,368	23,699
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.54% due 12/25/2034(4)(5)	14,889	15,435
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	72,541	72,897
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	63,703	63,947
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	85,502	87,206
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(5)(7)(8)	207,753	8,555
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(7)	$80,000	$85,633
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,438
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(5)(7)(8)	108,136	8,280
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	100,000	102,435
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	28,677	21,872
MortgageIT Trust FRS Series 2005-4, Class A1 2.43% (1 ML+0.28%) due 10/25/2035(4)	67,558	67,614
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.90% (1 ML + 0.75%) due 01/25/2048*(4)	89,038	88,774
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.65% (1 ML+1.50%) due 06/25/2057*(4)	68,151	69,149
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	60,375	62,336
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(4)(5)	30,657	31,597
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	55,892	57,751
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	102,425	106,380
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	101,295	105,499
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	79,592	82,468

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	$62,234	$64,916
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	87,766	91,482
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	11,756	11,955
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	64,024	64,336
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	66,463	66,928
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 3.55% (1 M + 1.40%) due 07/25/2029*(4)	150,000	150,244
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 3.70% (1 ML+1.55%) due 07/25/2028*(4)	124,336	124,489
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.15% (3 ML+0.85%) due 04/17/2027*(6)	197,112	197,082
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	118,909
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.25% (1 ML+0.10%) due 02/25/2037	33,232	21,605
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.32% (3 ML+1.05%) due 04/30/2027*(6)	250,000	249,827
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*(5)	97,319	98,385
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.28% (1 ML+0.13%) due 05/25/2037	78,931	60,143
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	10,563	10,569
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.40% (1 ML+0.25%) due 11/25/2036	$160,000	$149,583
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	120,280
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	42,443	42,271
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.75% (1 ML+0.60%) due 02/25/2057*	60,702	60,469
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	104,614	105,568
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	56,160	56,587
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	75,198	75,780
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	62,539	62,715
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	73,742	74,445
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(4)(5)	106,449	108,492
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)(9)	47,229	47,301
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	100,000	100,065
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.20% (3 ML+0.90%) due 01/18/2029*(6)	250,000	249,584
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.28% due 09/15/2057(5)(7)(8)	964,814	36,784
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	69,327
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(4)(5)	18,123	18,127

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.76% due 11/25/2034(4)(5)	$956	$988
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(4)(5)	37,012	37,903
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.14% due 03/25/2035(4)(5)	27,410	28,323
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,125	50,526
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	75,602
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	128,886
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	117,950
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,946
Total Asset Backed Securities (cost $8,283,978)		8,425,520
U.S. CORPORATE BONDS & NOTES — 9.2%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	35,000	36,267
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	23,000	27,051
		63,318
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	26,456
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,389
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,835
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,242
		77,922
Security Description	Principal Amount(16)	Value (Note 2)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	$10,000	$11,381
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	25,000	29,610
		40,991
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,040
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,239
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	9,875
General Motors Co. Senior Notes 5.40% due 04/01/2048	10,000	10,017
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,357
General Motors Co. Senior Notes 6.75% due 04/01/2046	40,000	45,757
		95,285
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,842
Banks-Super Regional — 0.4%
KeyCorp Senior Notes 2.55% due 10/01/2029	30,000	29,344
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	25,634
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	106,926
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	74,156
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,326
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	19,414
		297,800
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,112

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits (continued)
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	$15,000	$16,584
		26,696
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	31,051
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,533
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	23,426
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	110,000	139,058
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	35,000	35,367
		240,435
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,101
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	25,000	26,875
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	5,000	5,525
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	30,000	36,707
		71,208
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	23,000	24,115
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	25,680
Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,322
Security Description	Principal Amount(16)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	$15,000	$17,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	24,337
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,231
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	15,000	16,327
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	22,750
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	23,001
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,919
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	19,064
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	64,518
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	10,000	10,872
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,308
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	39,362
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	44,735
		341,846
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,238
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	45,000	48,223

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	$15,000	$15,028
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	36,604
		51,632
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,141
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	78,922
		89,063
Computer Services — 0.3%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,452
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	107,323
		212,775
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	85,000	83,517
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	10,599
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,053
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,832
		106,001
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	35,000	38,423
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,154
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,145
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	$85,000	$88,412
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	40,000	41,776
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	31,907
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	31,792
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	30,000	32,784
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,677
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	90,277
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	12,687
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	20,296
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	15,506
Citigroup, Inc. FRS Senior Notes 3.22% (3 ML+1.10%) due 05/17/2024	55,000	55,479
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	45,000	46,625
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	15,687
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	60,000	65,242
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,777
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	26,931
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	9,638
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	81,074
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,849

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	$25,000	$26,543
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	21,535
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	16,374
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	41,422
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	6,000	8,099
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	88,003
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,538
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	47,567
JPMorgan Chase & Co. FRS Senior Notes 3.51% (3 ML+1.23%) due 10/24/2023	35,000	35,555
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	37,502
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	36,914
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,302
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,095
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	20,612
Morgan Stanley Senior Notes 3.59% due 07/22/2028	60,000	63,250
Morgan Stanley Senior Notes 3.63% due 01/20/2027	45,000	47,648
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	37,021
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,182
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.43% due 01/23/2030	$5,000	$5,616
		1,373,194
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	20,163
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	46,021
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	21,604
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,722
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,764
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	10,000	12,100
Sempra Energy Senior Notes 2.40% due 02/01/2020	25,000	25,001
		70,191
Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,798
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 4.25% due 02/01/2049	5,000	6,003
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,019
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	20,000
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	41,309
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	20,000	19,945
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	15,908
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	10,743

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	$10,000	$9,992
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	15,000	14,924
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,167
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	42,829
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,836
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	81,000	80,905
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	10,993
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	25,887
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,450
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	45,000	46,477
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,834
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,838
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,577
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	30,780
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	35,824
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,644
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	20,000	20,175
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	$10,000	$10,724
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,206
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	25,782
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,687
		595,256
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC 1st Mtg. Bonds 3.10% due 09/15/2049*	5,000	5,010
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,656
		17,666
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	75,000	75,316
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	30,000	31,715
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	23,313
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	40,000	42,007
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	40,000	43,088
		215,439
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	50,250
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,787
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	25,001

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	$35,000	$36,978
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	139
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	2
		142
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	140,211
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,733
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,499
		16,232
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	24,624
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,858
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,298
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,310
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,068
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	10,000	9,842
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,783
		91,159
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,395
Security Description	Principal Amount(16)	Value (Note 2)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.50% due 12/15/2049	$5,000	$4,823
		15,218
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,913
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	25,000	27,401
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	25,328
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
		27,380
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	20,000	21,362
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	59,033
		80,395
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	20,750
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	10,000	10,614
		31,364
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,181
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,673
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,647
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,200
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,413
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	15,615

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	$15,000	$16,149
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,294
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	32,000	34,407
		171,579
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	20,000	20,221
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	40,000	41,948
		62,169
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	25,000	27,015
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	25,000	26,511
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	20,627
		47,138
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,844
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	20,000	21,089
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,400
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,827
		32,316
Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	30,000	31,572
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	30,983
Security Description	Principal Amount(16)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 6.00% due 01/15/2040	$15,000	$17,377
Hess Corp. Senior Notes 7.13% due 03/15/2033	34,000	42,432
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	12,583
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	20,000	20,794
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	32,726
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	15,000	15,213
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	25,000	29,326
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	19,167
		252,173
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	5,000	5,210
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,317
		10,527
Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	120,000	131,121
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	34,048
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	34,004
		199,173
Pipelines — 0.5%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	15,000	15,989
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	28,218
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	10,000	10,509
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,496

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	$25,000	$25,600
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	7,000	6,511
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	30,004
MPLX LP Senior Notes 4.25% due 12/01/2027*	15,000	15,870
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,874
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,553
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	15,000	14,901
Phillips 66 Partners LP Senior Notes 2.45% due 12/15/2024	20,000	19,919
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	10,000	9,855
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,581
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	5,000	5,614
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	15,528
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	15,133
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,399
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	35,000	38,273
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	40,000	38,624
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	14,763
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	$10,000	$8,900
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	20,000	22,019
		394,133
Real Estate Investment Trusts — 0.3%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,044
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	40,051
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,728
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	51,482
		189,305
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	50,000	52,498
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	10,070
		62,568
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,092
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	45,000	47,625
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	68,217
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	40,000	44,180
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	10,972
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	21,947
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	45,000	50,010
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,439

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	$65,000	$75,474
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	8,000	9,596
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	17,978
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	18,880
		376,318
Television — 0.1%
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	15,000	15,635
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	15,000	16,276
		31,911
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,747
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000	10,693
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	45,000	49,294
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000	27,791
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	25,000	28,954
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	50,000	49,567
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	14,675
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	35,000	33,913
		228,634
Transport-Rail — 0.1%
CSX Corp. Senior Notes 2.40% due 02/15/2030	15,000	14,692
CSX Corp. Senior Notes 3.25% due 06/01/2027	30,000	31,498
Security Description	Principal Amount(16)		Value (Note 2)
Transport-Rail (continued)
CSX Corp. Senior Notes 3.35% due 09/15/2049		$5,000	$4,885
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		45,000	51,791
			102,866
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*		35,000	36,373
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		15,000	17,212
Total U.S. Corporate Bonds & Notes (cost $6,723,146)			7,140,123
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029		15,000	16,523
Banks-Commercial — 0.0%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		30,000	30,406
Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	120,000	83,486
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*		40,000	42,531
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		5,000	5,609
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		10,000	10,186
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024		25,000	25,194
Methanex Corp. Senior Notes 5.65% due 12/01/2044		15,000	14,492
			39,686
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		30,000	31,047

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	$50,000	$54,063
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,967
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	26,719
Finance-Leasing Companies — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	25,000	25,857
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	73,016
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	40,185
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000	34,995
		75,180
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000	5,327
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	40,000	46,100
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000	6,369
		52,469
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000	15,791
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	25,000	25,611
		41,402
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	19,000	18,236
Security Description	Principal Amount(16)		Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		$80,000	$82,872
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	9,861
			110,969
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028		5,000	5,428
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		15,000	15,046
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		20,000	22,723
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		15,000	17,112
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040		5,000	6,454
			61,335
Real Estate Investment Trusts — 0.0%
HCP, Inc. Senior Notes 3.25% due 07/15/2026		10,000	10,287
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		45,000	48,775
SupraNational Banks — 0.7%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	245,000	161,899
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	220,000	165,527
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	225,000	164,305
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	110,000	81,543
			573,274
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		25,000	34,515

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	$20,000	$23,500
Total Foreign Corporate Bonds & Notes (cost $1,550,527)		1,491,557
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,550
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000	27,668
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	29,000	34,583
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	40,023
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	108,310
State of California General Obligation Bonds 7.30% due 10/01/2039	25,000	39,129
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	56,727	59,382
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,387
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,465
Total Municipal Bonds & Notes (cost $326,063)		346,497
U.S. GOVERNMENT AGENCIES — 18.3%
Federal Home Loan Mtg. Corp. — 2.1%
2.50% due 01/01/2028	3,970	4,023
2.50% due 04/01/2028	12,640	12,811
3.00% due 08/01/2027	3,720	3,813
3.00% due October 30 TBA	600,000	609,328
3.50% due 03/01/2042	5,604	5,890
3.50% due 08/01/2042	30,501	32,056
3.50% due 09/01/2043	17,566	18,320
3.50% due 10/01/2048	592,484	610,004
4.00% due 03/01/2023	150	156
4.00% due 10/01/2043	25,521	27,212
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	986	1,019
Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. 4.50% due 01/01/2039	$728	$787
5.00% due 05/01/2020	1,795	1,852
5.00% due 05/01/2034	13,340	14,728
5.50% due 07/01/2034	4,502	5,074
5.50% due 05/01/2037	1,574	1,774
6.00% due 08/01/2026	9,303	10,282
6.50% due 05/01/2029	817	914
7.50% due 08/01/2023	28	29
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.45% due 09/25/2043*(5)(7)	80,000	81,132
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(5)(7)(8)	174,939	9,376
Series K064, Class X1 VRS 0.74% due 03/25/2027(5)(7)(8)	317,074	12,659
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	68,000	73,372
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	14,912	15,929
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.80% (1 ML+1.65%) due 04/25/2043*(4)	21,143	21,202
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 2.90% (1 ML+0.75%) due 09/25/2048*(4)	57,571	57,620
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	2,568	2,558
Series 3883, Class PB 3.00% due 05/15/2041(4)	17,656	18,263
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,099	1,156
Series 1226, Class Z 7.75% due 03/15/2022(4)	153	160
		1,653,499

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 4.4%
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.70% (1 ML+3.55%) due 07/25/2029(4)	$30,000	$31,529
Series 2016-C07, Class 2M2 6.50% (1 ML+4.35%) due 05/25/2029(4)	55,728	58,740
Federal National Mtg. Assoc. 2.50% due 02/01/2043	61,404	61,352
2.50% due 03/01/2043	118,905	118,803
2.64% due 03/01/2027	27,398	28,337
2.78% due 03/01/2027	61,377	64,109
2.97% due 06/01/2027	105,577	111,221
3.00% due 12/01/2027	8,020	8,237
3.00% due 01/01/2028	8,235	8,458
3.50% due 11/01/2047	441,557	455,661
4.00% due 11/01/2040	11,883	12,691
4.00% due 12/01/2040	28,539	30,487
4.00% due 11/01/2041	3,833	4,096
4.00% due 01/01/2042	8,209	8,769
4.00% due 11/01/2043	14,927	15,940
4.00% due 12/01/2043	9,180	9,877
4.00% due 02/01/2049	810,103	844,422
Federal National Mtg. Assoc. FRS 4.07% (12 ML+1.82%) due 10/01/2040	1,718	1,807
4.35% (12 ML+1.57%) due 05/01/2037	1,704	1,781
Federal National Mtg. Assoc. 4.50% due 01/01/2039	2,142	2,317
4.50% due 06/01/2039	28,365	30,415
4.50% due 09/01/2039	6,125	6,632
4.50% due 05/01/2041	4,891	5,299
5.00% due 03/01/2020	175	181
5.00% due 05/01/2035	1,807	1,994
5.00% due 07/01/2040	37,359	41,283
5.50% due 05/01/2020	2,593	2,595
5.50% due 06/01/2020	1,139	1,143
5.50% due 12/01/2029	1,491	1,612
5.50% due 06/01/2035	99,118	111,991
5.50% due 06/01/2036	48,159	53,986
5.50% due 08/01/2037	8,942	10,090
5.50% due 06/01/2038	6,682	7,537
6.00% due 06/01/2021	10,823	10,972
6.00% due 12/01/2033	5,821	6,697
6.00% due 05/01/2034	4,363	5,017
6.00% due 08/01/2034	955	1,099
6.00% due 11/01/2038	1,247	1,435
7.00% due 06/01/2037	9,057	10,414
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(4)	46,341	47,713
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	$4,399	$4,378
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	15,873	15,787
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	30,921	30,747
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	31,468	31,813
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	27,123	27,413
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	45,153	45,385
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	83,254	84,111
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	13,003	13,416
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	49,079	50,809
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	37,870	39,956
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	39,822	42,312
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	41,414	42,367
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	24,301	24,979
Series 2017-72, Class B 3.00% due 09/25/2047(4)	38,580	39,697
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	39,029	40,162
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	62,559	64,358
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	46,848	48,219
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	17,390	18,200
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	44,759	46,862
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	44,639	45,603
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	36,178	37,926
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	38,362	40,034
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	38,096	40,181
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	46,373	47,729
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	28,512	29,276
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	37,564	39,539
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	59,229	61,408

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	$19,246	$20,283
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	46,559	49,146
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	39,724	41,908
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	36,663	38,226
		3,438,969
Government National Mtg. Assoc. — 3.5%
3.00% due October 30 TBA	500,000	513,066
3.50% due October 30 TBA	1,200,000	1,243,148
4.00% due 07/15/2041	20,587	21,964
4.00% due 08/15/2041	6,357	6,783
4.00% due 10/15/2041	11,694	12,362
4.00% due 07/20/2049	99,999	104,284
4.00% due October 30 TBA	600,000	628,687
4.50% due 06/15/2041	97,457	106,062
6.00% due 11/15/2028	13,732	15,537
7.00% due 07/15/2033	6,014	6,846
9.00% due 11/15/2021	46	47
Government National Mtg. Assoc. REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	45,752	45,384
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(4)	503	566
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	3,982	4,611
		2,709,347
Uniform Mtg. Backed Securities — 8.3%
2.50% due October 15 TBA	575,000	579,885
3.00% due October 15 TBA	875,000	894,414
3.00% due October 30 TBA	2,375,000	2,410,625
3.50% due October 30 TBA	600,000	615,422
4.00% due October 30 TBA	950,000	985,736
4.50% due October 30 TBA	675,000	710,744
5.00% due October 30 TBA	300,000	321,305
		6,518,131
Total U.S. Government Agencies (cost $14,172,175)		14,319,946
U.S. GOVERNMENT TREASURIES — 10.4%
United States Treasury Bonds — 4.8%
1.00% due 02/15/2049 TIPS(11)	56,076	62,928
2.50% due 02/15/2045	5,000	5,380
2.88% due 11/15/2046	70,000	80,998
3.00% due 05/15/2045	58,000	68,288
3.00% due 11/15/2045	145,000	171,038
3.00% due 02/15/2048	285,000	338,382
3.38% due 05/15/2044	1,710,000	2,129,952
3.63% due 08/15/2043	160,000	206,356
3.63% due 02/15/2044	360,000	465,384
3.75% due 11/15/2043	140,000	184,149
		3,712,855
Security Description	Principal Amount(16)		Value (Note 2)
United States Treasury Notes — 5.6%
0.38% due 07/15/2027 TIPS(11)(12)		$1,027,824	$1,043,232
0.63% due 01/15/2026 TIPS(11)		253,737	259,914
0.88% due 01/15/2029 TIPS(11)		177,811	188,575
1.88% due 01/31/2022		345,000	346,914
2.00% due 02/15/2023		520,000	527,069
2.00% due 02/15/2025(13)		85,000	86,790
2.25% due 08/15/2027		80,000	83,634
2.63% due 02/15/2029		760,000	822,551
2.88% due 05/15/2028		505,000	554,277
3.13% due 11/15/2028		430,000	482,742
			4,395,698
Total U.S. Government Treasuries (cost $7,565,661)			8,108,553
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Banque Centrale de Tunisie Senior Notes 6.38% due 07/15/2026*	EUR	100,000	105,322
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	159,751
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	800,000	53,347
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	19,000	26,849
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	75,000	105,984
Government of Romania Senior Notes 6.13% due 01/22/2044		16,000	20,892
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		5,000	5,838
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		10,000	10,611
Total Foreign Government Obligations (cost $469,628)			488,594
Total Long-Term Investment Securities (cost $79,952,319)			84,552,731
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Foreign Government Obligations — 0.9%
Government of Japan Disc. Notes (0.13%) due 10/28/2019	JPY	75,000,000	693,724
Registered Investment Companies — 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class 1.95%(14)		1,654,518	1,654,518
Total Short-Term Investment Securities (cost $2,344,489)			2,348,242

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(15)	$245,000	$245,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	145,000	145,000
BNP Paribas SA Joint Repurchase Agreement(15)	115,000	115,000
Deutsche Bank AG Joint Repurchase Agreement(15)	220,000	220,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	230,000	230,000
Total Repurchase Agreements (cost $955,000)		955,000
TOTAL INVESTMENTS (cost $83,251,808)(10)	112.5%	87,855,973
Liabilities in excess of other assets	(12.5)	(9,782,133)
NET ASSETS	100.0%	$78,073,840

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $7,387,920 representing 9.5% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$1,070	$267.52	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2019.

(10)  See Note 4 for cost of investments on a tax basis.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  The rate shown is the 7-day yield as of September 30, 2019.

(15)  See Note 2 for details of Joint Repurchase Agreements

(16)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

ARS — Argentina Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

EGP — Egyptian Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Canada 10 Year Bond	December 2019	$428,833	$430,539	$1,706
1	Short	Euro-Bund	December 2019	162,235	159,870	2,365
1	Long	U.S. Treasury 10 Year Notes	December 2019	129,047	130,313	1,266
10	Short	U.S. Treasury 10 Year Ultra Notes	December 2019	1,435,484	1,424,062	11,422
27	Short	U.S. Treasury 5 Year Notes	December 2019	3,230,229	3,217,008	13,221
1	Long	U.S. Ultra Bond	December 2019	191,125	191,906	781
						$30,761
						Unrealized (Depreciation)
4	Long	E-Mini Russell 2000 Index	December 2019	$316,666	$305,000	$(11,666)
1	Short	U.S. Treasury 2 Year Notes	December 2019	215,191	215,500	(309)
						$(11,975)
Net Unrealized Appreciation (Depreciation)						$18,786

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	198,000	USD	218,423	10/31/2019	$2,141	$—
Goldman Sachs International	AUD	363,000	USD	245,342	10/31/2019	85	—
JPMorgan Chase Bank	EUR	221,000	USD	245,313	12/18/2019	3,000	—
	NZD	61,000	USD	163,973	11/29/2019	315	—
	JPY	75,000,000	USD	695,113	10/28/2019	296
						3,611	—
NatWest Markets PLC	CAD	109,000	USD	82,623	11/05/2019	303
Net Unrealized Appreciation (Depreciation)						$6,140	$—

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(3,547)
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,181)	(73,428)
					$(7,181)	$(76,975)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$177,205	$—		$1,070	$178,275
Other Industries	42,326,185	1,039,758	**	—	43,365,943
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		1	1
Other Industries	—	687,722		—	687,722
Asset Backed Securities	—	8,425,520		—	8,425,520
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	139		3	142
Other Industries	—	7,139,981		—	7,139,981
Foreign Corporate Bonds & Notes	—	1,491,557		—	1,491,557
Municipal Bonds & Notes	—	346,497		—	346,497
U.S. Government Agencies	—	14,319,946		—	14,319,946
U.S. Government Treasuries	—	8,108,553		—	8,108,553
Foreign Government Obligations	—	488,594		—	488,594
Short-Term Investment Securities:
Foreign Government Obligations	—	693,724		—	693,724
Registered Investment Companies	1,654,518	—		—	1,654,518
Repurchase Agreement	—	955,000		—	955,000
Total Investments at Value	$44,157,908	$43,696,991		$1,074	$87,855,973
Other Financial Instruments:†
Futures Contracts	$30,761	$—		$—	$30,761
Forward Foreign Currency Contracts	—	6,140		—	6,140
Total Other Financial Instruments	$30,761	$6,140		$—	$36,901
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,975	$—		$—	$11,975
Centrally Cleared Interest Rate Swap Contracts	—	76,975		—	76,975
Total Other Financial Instruments	$11,975	$76,975		$—	$88,950

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	18.1%
Uniform Mtg. Backed Securities	15.4
United States Treasury Notes	8.0
United States Treasury Bonds	7.5
Federal National Mtg. Assoc.	6.4
Government National Mtg. Assoc.	5.6
Enterprise Software/Service	3.8
Diversified Banking Institutions	3.7
Federal Home Loan Mtg. Corp.	2.2
E-Commerce/Products	2.2
Internet Content-Entertainment	2.1
Applications Software	2.1
Registered Investment Companies	1.8
Chemicals-Specialty	1.8
Medical Instruments	1.6
Multimedia	1.6
Foreign Government Obligations	1.4
Building-Maintenance & Services	1.4
Repurchase Agreements	1.4
Consulting Services	1.3
Electric-Integrated	1.2
SupraNational Banks	1.2
Medical-Drugs	1.2
Textile-Apparel	1.0
Transport-Rail	1.0
Banks-Commercial	1.0
Pipelines	0.9
Internet Content-Information/News	0.9
Data Processing/Management	0.9
Telephone-Integrated	0.8
Cosmetics & Toiletries	0.8
Web Portals/ISP	0.8
Distribution/Wholesale	0.8
Municipal Bonds & Notes	0.8
Commercial Services-Finance	0.7
E-Commerce/Services	0.7
Cable/Satellite TV	0.7
Banks-Super Regional	0.6
Aerospace/Defense-Equipment	0.6
Oil Companies-Exploration & Production	0.6
Non-Hazardous Waste Disposal	0.6
Electronic Forms	0.5
Diagnostic Equipment	0.5
Computer Aided Design	0.5
Containers-Metal/Glass	0.5
Retail-Restaurants	0.5
Brewery	0.5
Sovereign	0.5
Tobacco	0.5
Machinery-General Industrial	0.5
Veterinary Diagnostics	0.5
Electronic Components-Semiconductors	0.4
Real Estate Investment Trusts	0.4
Pharmacy Services	0.4
Medical-HMO	0.4
Computer Services	0.4
Finance-Other Services	0.3
Broadcast Services/Program	0.3
Computer Software	0.2
Computers	0.2
Oil Companies-Integrated	0.2%
Insurance Brokers	0.2
Auto-Cars/Light Trucks	0.2
Banks-Special Purpose	0.2
Electric-Distribution	0.2
Medical Products	0.1
Chemicals-Diversified	0.1
Retail-Building Products	0.1
Aerospace/Defense	0.1
Medical-Hospitals	0.1
Coatings/Paint	0.1
Engineering/R&D Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Metal-Iron	0.1
Containers-Paper/Plastic	0.1
Finance-Credit Card	0.1
Medical-Generic Drugs	0.1
Trucking/Leasing	0.1
Television	0.1
Finance-Consumer Loans	0.1
Medical-Biomedical/Gene	0.1
Metal-Diversified	0.1
Gas-Distribution	0.1
Building-Residential/Commercial	0.1
Electronic Components-Misc.	0.1
Building & Construction Products-Misc.	0.1
Finance-Leasing Companies	0.1
Beverages-Wine/Spirits	0.1
118.5%
Credit Quality†#
Aaa	62.9%
Aa	0.6
A	6.8
Baa	11.4
Ba	2.6
B	0.2
Caa	0.6
Ca	0.2
Not Rated##	14.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 30.0%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	2,529	$246,097
Applications Software — 2.0%
Intuit, Inc.	968	257,430
ServiceNow, Inc.†	3,276	831,613
		1,089,043
Building-Maintenance & Services — 1.4%
Rollins, Inc.	13,232	450,814
ServiceMaster Global Holdings, Inc.†	5,590	312,481
		763,295
Chemicals-Specialty — 1.7%
Ecolab, Inc.	4,629	916,727
Commercial Services-Finance — 0.5%
S&P Global, Inc.	1,178	288,586
Computer Aided Design — 0.5%
Autodesk, Inc.†	1,928	284,766
Computer Software — 0.2%
Twilio, Inc., Class A†	1,228	134,816
Consulting Services — 1.3%
Gartner, Inc.†	2,777	397,083
Verisk Analytics, Inc.	1,887	298,410
		695,493
Containers-Metal/Glass — 0.5%
Ball Corp.	3,840	279,590
Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	2,251	447,837
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	3,405	423,684
Diagnostic Equipment — 0.5%
Danaher Corp.	1,963	283,516
Distribution/Wholesale — 0.8%
Copart, Inc.†	5,248	421,572
E-Commerce/Products — 2.1%
Amazon.com, Inc.†	676	1,173,475
E-Commerce/Services — 0.7%
MercadoLibre, Inc.†	703	387,515
Electronic Forms — 0.5%
Adobe, Inc.†	1,078	297,798
Enterprise Software/Service — 3.8%
Constellation Software, Inc.	695	694,108
Coupa Software, Inc.†	600	77,154
Veeva Systems, Inc., Class A†	3,096	472,728
Workday, Inc., Class A†	4,936	838,923
		2,082,913
Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	1,345	239,518
Twitter, Inc.†	22,142	912,250
		1,151,768
Security Description	Shares/ Principal Amount(13)		Value (Note 2)
Internet Content-Information/News — 0.9%
Spotify Technology SA†		4,501	$513,114
Machinery-General Industrial — 0.5%
Roper Technologies, Inc.		730	260,318
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†		1,669	901,143
Medical-Drugs — 0.8%
Zoetis, Inc.		3,582	446,281
Multimedia — 1.5%
Walt Disney Co.		6,555	854,248
Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.		2,861	263,212
Retail-Restaurants — 0.5%
Starbucks Corp.		2,866	253,412
Television — 0.0%
ION Media Networks, Inc.†(1)(2)		10	2,675
Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE		1,442	574,016
Transport-Rail — 0.8%
Union Pacific Corp.		2,592	419,852
Veterinary Diagnostics — 0.5%
Elanco Animal Health, Inc.†		9,488	252,286
Web Portals/ISP — 0.8%
Alphabet, Inc., Class C†		366	446,154
Total Common Stocks (cost $15,731,102)			16,555,202
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.8%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	214,535
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(3)		225,000	234,281
			448,816
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(3)		200,000	235,250
Credit Suisse Group AG 6.25% due 12/18/2024*(3)		200,000	211,500
			446,750
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		16,000	2
Total Preferred Securities/Capital Securities (cost $861,917)			895,568
ASSET BACKED SECURITIES — 18.1%
Diversified Financial Services — 18.1%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.19% (1 ML+0.17%) due 01/25/2037(5)		19,117	18,688

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	$40,000	$40,042
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	127,491	128,319
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	42,918	43,517
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.59% (1 ML+1.58%) due 10/25/2034	14,640	14,844
Atrium XII FRS Series 12A, Class AR 3.11% (3 ML+0.83%) due 04/22/2027*(8)	250,000	249,875
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	48,063	48,209
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2061(4)(6)(7)	1,000,000	69,421
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(4)(6)(7)	992,958	50,368
Barclays Commercial Mtg. Trust Series 2019-C4, Class A5 2.92% due 08/15/2052(6)	95,000	98,390
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	96,050	97,852
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	65,312	66,372
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	59,161	60,117
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	60,442	61,467
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	60,881	62,592
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	73,581	75,712
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.88% (1 ML+0.85%) due 08/15/2036*(6)	152,000	151,905
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.20% due 02/25/2036(4)(5)	$80,078	$76,125
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.22% (1 ML + 1.20%) due 10/25/2027*(5)	125,353	125,427
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.32% (1 ML+ 1.30%) due 03/25/2029*(5)	93,427	93,484
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(6)(7)	210,001	7,395
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(6)(7)	369,377	13,201
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(4)(6)(7)	999,104	50,546
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(4)(6)	80,000	90,250
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	7,708	7,765
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.04% (3 ML+0.78%) due 04/27/2027*(8)	243,104	242,941
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	6,134	6,140
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	89,480	89,776
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	39,339	39,339
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	9,468	9,470
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(4)(5)	100,000	99,999
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	83,823	85,266
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	130,719
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	69,790

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	$140,000	$146,283
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	146,752	155,093
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	160,038
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	208,896
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	34,619	29,660
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.92% due 06/15/2057(4)(6)(7)	1,160,561	40,503
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	95,000	97,765
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	44,010	44,205
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	27,224	27,136
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	129,149	129,722
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	84,235	84,991
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,250	61,509
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,009
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.26% due 05/25/2035(4)(5)	63,315	64,480
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	128,012
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	35,047
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	102,886
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(6)	$90,000	$94,932
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	150,089
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.12% due 03/25/2047(4)(5)	18,710	16,607
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.56% due 04/25/2036(4)(5)	5,264	4,564
Home Re, Ltd. FRS Series 2018-1, Class M1 3.62% (1 ML + 1.60%) due 10/25/2028*(5)	52,005	52,034
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.56% (1 ML+0.54%) due 05/25/2035(5)	48,581	48,378
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	73,102
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	69,547
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	85,000	89,391
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(5)(9)	99,341	99,424
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	128,264	129,258
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.53% (1 ML+1.50%) due 04/01/2024*(5)	93,420	93,618
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.53% (1 ML + 1.50%) due 05/01/2024*(5)	94,586	94,929
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(5)	11,825	11,993
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.54% due 12/25/2034(4)(5)	18,898	19,590
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	76,169	76,541

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(4)(6)(7)	$253,530	$10,440
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(6)	90,000	96,337
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(4)(6)(7)	122,882	9,409
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	107,557
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	33,345	25,433
MortgageIT Trust FRS Series 2005-4, Class A1 2.30% (1 ML+0.28%) due 10/25/2035(5)	88,967	89,041
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(4)(5)	100,000	100,023
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.77% (1 ML + 0.75%) due 01/25/2048*(5)	103,285	102,978
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.52% (1 ML+1.50%) due 06/25/2057*(5)	79,596	80,762
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	72,450	74,803
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	64,275	66,414
New Residential Mtg. Loan Trust VRS(5) Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)	118,481	123,056
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	118,177	123,082
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	93,955	97,350
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	$73,549	$76,718
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	101,165	105,448
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)	73,384	76,113
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	22,924	23,313
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	67,226	67,553
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	66,463	66,928
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 3.42% (1 M + 1.40%) due 07/25/2029*(5)	150,000	150,244
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.10% (3 ML+0.80%) due 07/15/2027*(8)	250,000	249,842
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.15% (3 ML+0.85%) due 04/17/2027*(8)	197,112	197,082
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	138,893
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.12% (1 ML+0.10%) due 02/25/2037	34,676	22,545
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.32% (3 ML+1.05%) due 04/30/2027*(8)	250,000	249,828
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 3.22% (1 ML+1.2%) due 06/25/2029*(5)	121,891	121,808
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.15% (1 ML+0.13%) due 05/25/2037	88,636	67,537
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	10,563	10,569

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	$29,780	$29,817
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	11,977	12,008
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.27% (1 ML+0.25%) due 11/25/2036	200,000	186,979
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,339
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	35,494	35,499
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(4)(5)	52,548	52,335
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.62% (1 ML+0.60%) due 02/25/2057*	70,041	69,772
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)(5)	46,301	46,484
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	120,112	121,208
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	56,160	56,587
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	87,392	88,068
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(4)	62,539	62,715
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	121,674	122,834
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	82,243
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	54,608	54,691
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(9)	43,846	44,058
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(9)	90,122	90,573
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	$100,000	$100,065
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.28% due 09/15/2057(4)(6)(7)	964,814	36,784
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	111,989
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(4)(6)	10,000	10,249
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(4)(5)	22,305	22,310
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.76% due 11/25/2034(4)(5)	1,889	1,953
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(4)(5)	49,349	50,537
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.14% due 03/25/2035(4)(5)	35,859	37,052
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,125	50,526
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,682
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(4)(6)(7)	430,127	3,473
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	156,039
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	59,329
Total Asset Backed Securities (cost $9,831,497)		10,008,859

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 14.7%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	$40,000	$41,449
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	24,000	28,227
		69,676
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	26,456
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,867
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	23,780
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,242
		89,345
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	22,762
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	23,688
		46,450
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,040
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,239
General Motors Co. Senior Notes 5.20% due 04/01/2045	20,000	19,751
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	5,008
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	57,196
		106,234
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,983
Banks-Super Regional — 0.6%
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	34,235
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	$30,000	$30,761
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	20,540
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,385
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	60,000	63,562
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,326
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	12,942
		336,751
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	30,335
Brewery — 0.5%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	46,577
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,534
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	25,000	29,283
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	115,000	145,378
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	40,000	40,419
		273,191
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	21,901
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	21,500
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,050

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	$35,000	$42,825
		97,276
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	30,000	31,454
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	32,100
Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	10,644
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	11,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	30,421
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,115
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	21,769
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	16,730
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	39,812
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,501
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,919
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	12,710
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	65,000	66,567
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	$10,000	$10,872
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	22,098
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	44,282
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	50,327
		372,167
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,317
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	70,000	75,013
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	15,028
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	41,833
		56,861
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,141
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	90,000	94,707
		104,848
Computer Services — 0.4%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,452
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	107,323
		212,775
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	105,000	103,168
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	15,899

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	$5,000	$5,832
		124,899
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	40,000	43,912
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,154
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,291
Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	35,000	35,037
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,000	5,157
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	109,214
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	40,000	41,776
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	74,450
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	38,248
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,932
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	114,351
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,370
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	36,181
Citigroup, Inc. FRS Senior Notes 3.22% (3 ML+1.10%) due 05/17/2024	80,000	80,697
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	40,000	41,444
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	$20,000	$20,916
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	65,000	70,679
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,777
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	10,911
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,433
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	86,142
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	31,851
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	48,326
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	52,645
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	93,180
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,109
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	52,852
JPMorgan Chase & Co. FRS Senior Notes 3.51% (3 ML+1.23%) due 10/24/2023	30,000	30,476
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,217
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,187
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,201
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,143
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	30,918
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	89,605

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.63% due 01/20/2027	$40,000	$42,354
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	42,310
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,575
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	1,083
		1,533,747
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,204
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	46,021
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	27,005
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,721
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,764
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	15,000	18,150
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	30,002
		86,642
Electric-Integrated — 1.2%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,798
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 4.25% due 02/01/2049	5,000	6,003
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,019
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	20,000
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	46,472
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	$25,000	$24,931
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	15,908
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,115
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	14,988
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	20,000	19,899
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,209
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	48,183
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,836
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,895
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	10,993
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,065
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	9,809
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	51,641
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,834
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,838
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,577
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	35,910
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	40,942

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	$10,000	$13,289
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	25,218
Southern California Edison Co. 2nd Mtg. Notes 4.00% due 04/01/2047	10,000	10,724
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,206
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	30,938
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,687
		686,927
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC 1st Mtg. Bonds 3.10% due 09/15/2049*	5,000	5,010
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,656
		17,666
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	70,000	70,295
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	45,000	47,573
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	23,313
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	45,000	47,258
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	45,000	48,474
		236,913
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	55,275
Security Description	Principal Amount(13)	Value (Note 2)
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	$15,000	$16,787
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	34,784
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,260
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	264
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	3
		269
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	166,176
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,100
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,498
		21,598
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	32,119
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	26,429
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,298
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,310
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,068
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	14,764

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	$20,000	$20,783
		106,652
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	15,592
Unum Group Senior Notes 4.50% due 12/15/2049	5,000	4,823
		20,415
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,913
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	25,000	27,401
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,394
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
		32,446
Medical-Drugs — 0.2%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	26,703
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	64,399
		91,102
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	20,750
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	15,921
		36,671
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,181
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	10,000	9,895
Security Description	Principal Amount(13)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	$25,000	$26,201
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	33,208
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,200
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,412
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	20,820
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,766
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,294
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	47,000	50,536
		217,513
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	25,000	25,277
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	40,000	41,947
		67,224
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	30,000	32,417
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	35,000	37,115
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	20,627
		57,742
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,844
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,362
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,799

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	$5,000	$5,827
		42,988
Oil Companies-Exploration & Production — 0.5%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	30,000	31,572
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	35,000	36,147
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,792
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	53,664
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	25,166
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	20,000	20,794
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	32,726
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	20,000	20,284
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	30,000	35,191
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	23,959
		285,295
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	5,000	5,210
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,317
		10,527
Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	130,000	142,048
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,000	4,232
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	34,048
Security Description	Principal Amount(13)	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	$35,000	$39,671
		219,999
Pipelines — 0.8%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	15,000	15,989
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	30,000	33,862
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	15,764
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,496
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	30,000	30,720
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	9,301
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	30,004
MPLX LP Senior Notes 4.25% due 12/01/2027*	20,000	21,160
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,874
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,553
MPLX LP Senior Notes 5.20% due 12/01/2047*	5,000	5,452
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	15,000	14,901
Phillips 66 Partners LP Senior Notes 2.45% due 12/15/2024	25,000	24,898
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	10,000	9,855
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,581
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	10,000	11,228
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	20,000	20,704

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	$20,000	$20,178
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,398
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	40,000	43,741
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	50,000	48,280
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	14,763
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,450
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	20,000	22,019
		455,171
Real Estate Investment Trusts — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	27,555
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	40,052
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,825
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	61,778
		215,210
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	65,000	68,248
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,035
		73,283
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,091
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	50,000	52,917
Security Description	Principal Amount(13)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	$62,000	$68,217
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	50,000	55,224
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	16,458
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	21,947
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	25,000	27,783
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	34,858
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	57,197
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	40,000	46,446
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	13,000	15,594
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	18,880
		415,521
Television — 0.1%
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	15,000	15,634
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	20,000	21,702
		37,336
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,329
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	16,040
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	35,000	38,340
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	33,349
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	35,000	40,535

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024		$60,000	$59,481
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029		20,000	19,566
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		40,000	38,758
			264,398
Transport-Rail — 0.2%
CSX Corp. Senior Notes 2.40% due 02/15/2030		20,000	19,590
CSX Corp. Senior Notes 3.25% due 06/01/2027		20,000	20,999
CSX Corp. Senior Notes 3.35% due 09/15/2049		10,000	9,769
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		55,000	63,300
			113,658
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*		40,000	41,569
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		15,000	17,212
Total U.S. Corporate Bonds & Notes (cost $7,666,222)			8,129,018
FOREIGN CORPORATE BONDS & NOTES — 3.1%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029		15,000	16,523
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024		40,000	40,542
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	135,000	93,922
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*		45,000	47,847
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	$10,000	$11,217
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	15,000	15,279
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	35,272
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,492
		49,764
Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	31,047
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	64,875
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,951
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	32,062
Finance-Leasing Companies — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	30,000	31,029
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	83,447
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	50,232
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	38,494
		88,726
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000	5,327

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		$35,000	$40,337
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039		10,000	12,738
			53,075
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		15,000	15,791
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		30,000	30,733
			46,524
Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		24,000	23,035
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		85,000	88,051
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	11,514
			122,600
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028		10,000	10,855
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		15,000	15,046
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		30,000	34,084
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		20,000	22,817
			71,947
Real Estate Investment Trusts — 0.0%
HCP, Inc. Senior Notes 3.25% due 07/15/2026		15,000	15,431
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		50,000	54,195
SupraNational Banks — 1.2%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	285,000	188,332
Security Description	Principal Amount(13)		Value (Note 2)
SupraNational Banks (continued)
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	250,000	$188,099
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	255,000	186,212
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	130,000	96,369
			659,012
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	41,418
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	23,500
Total Foreign Corporate Bonds & Notes (cost $1,792,360)			1,725,115
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	16,550
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		30,000	33,202
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033		35,000	41,738
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		34,000	46,924
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028		100,000	127,424
State of California General Obligation Bonds 7.30% due 10/01/2039		30,000	46,955
State of Illinois General Obligation Bonds 4.95% due 06/01/2023		61,091	63,949
State of Illinois General Obligation Bonds 5.00% due 01/01/2023		10,000	10,465
State of Illinois General Obligation Bonds 5.56% due 02/01/2021		10,000	10,387
State of Illinois General Obligation Bonds 5.95% due 04/01/2022		20,000	21,439
Total Municipal Bonds & Notes (cost $395,984)			419,033

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 29.6%
Federal Home Loan Mtg. Corp. — 2.2%
2.50% due 01/01/2028	$9,262	$9,388
2.50% due 04/01/2028	21,669	21,962
3.00% due 08/01/2027	33,079	33,968
3.50% due 03/01/2042	8,756	9,202
3.50% due 08/01/2042	53,378	56,098
3.50% due 09/01/2043	31,618	32,976
3.50% due 10/01/2048	677,125	697,147
4.00% due 03/01/2023	300	311
4.00% due 09/01/2040	3,364	3,562
4.00% due 10/01/2043	51,042	54,424
4.50% due 01/01/2039	1,419	1,535
5.00% due 12/01/2020	1,012	1,045
5.00% due 05/01/2021	8,974	9,271
5.00% due 07/01/2021	2,815	2,905
5.00% due 05/01/2034	24,461	27,002
5.50% due 05/01/2037	4,936	5,562
5.50% due 06/01/2037	2,647	2,985
6.50% due 05/01/2029	1,226	1,371
6.50% due 07/01/2035	1,439	1,632
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	1,793	1,853
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.45% due 09/25/2043*(4)(6)	90,000	91,274
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	79,000	85,241
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(4)(6)(7)	199,930	10,716
Series K064, Class X1 0.74% due 03/25/2027(4)(6)(7)	371,571	14,835
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	19,883	21,238
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.67% (1 ML+1.65%) due 04/25/2043*(5)	21,143	21,202
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	4,964	4,946
Series 3883, Class PB 3.00% due 05/15/2041(5)	20,145	20,838
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,649	1,734
Security Description	Principal Amount(13)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 1226, Class Z 7.75% due 03/15/2022(5)	$219	$229
		1,246,452
Federal National Mtg. Assoc. — 6.4%
2.50% due 04/01/2028	35,597	35,951
2.50% due 02/01/2043	61,404	61,352
2.50% due 03/01/2043	117,113	117,012
2.66% due 03/01/2027	410,000	425,450
3.00% due 10/01/2027	13,632	13,999
3.00% due 12/01/2027	9,624	9,884
3.00% due 01/01/2028	21,960	22,554
4.00% due 11/01/2025	3,701	3,855
4.00% due 09/01/2040	3,360	3,590
4.00% due 12/01/2040	64,213	68,595
4.00% due 11/01/2041	6,314	6,746
4.00% due 01/01/2042	16,419	17,539
4.00% due 12/01/2043	18,820	20,249
4.00% due 02/01/2049	922,617	961,703
4.50% due 01/01/2039	4,285	4,634
4.50% due 09/01/2039	11,484	12,434
4.50% due 09/01/2040	21,645	23,452
4.50% due 05/01/2041	9,102	9,862
5.00% due 05/01/2035	244	269
5.00% due 07/01/2040	16,720	18,476
5.50% due 10/01/2021	2,532	2,572
5.50% due 06/01/2022	1,320	1,350
5.50% due 12/01/2029	3,080	3,331
5.50% due 05/01/2034	9,688	10,470
5.50% due 08/01/2037	17,885	20,180
5.50% due 06/01/2038	4,176	4,710
6.00% due 06/01/2026	8,587	9,486
6.00% due 04/01/2027	45,810	50,578
6.00% due 12/01/2033	15,874	18,264
6.00% due 05/01/2034	9,206	10,585
6.50% due 06/01/2035	27,697	30,857
6.50% due 10/01/2037	1,620	1,840
7.00% due 06/01/2037	9,414	10,824
Federal National Mtg. Assoc. FRS 4.42% (12 ML+1.57%) due 05/01/2037	3,024	3,161
4.55% (12 ML+1.82%) due 10/01/2040	3,280	3,450
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.57% (1 ML+3.55%) due 07/25/2029(5)	35,000	36,784
Series 2016-C07, Class 2M2 6.37% (1 ML+4.35%) due 05/25/2029(5)	65,149	68,670
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	6,379	6,349
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	17,316	17,222

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	$34,787	$34,590
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	36,130	36,526
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	32,055	32,397
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	93,049	94,007
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	52,378	52,647
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	46,738	47,814
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	13,003	13,416
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	28,038	28,821
Series 2017-72, Class B 3.00% due 09/25/2047(5)	45,594	46,915
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	45,535	46,856
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	55,441	57,395
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	69,917	71,928
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	50,752	52,238
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	20,288	21,234
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	51,153	53,557
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	50,426	51,515
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	41,637	43,648
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	46,887	48,930
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	42,329	44,647
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	52,557	54,093
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	32,586	33,458
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	41,739	43,933
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	63,177	65,502
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	23,430	24,692
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	49,662	52,422
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	45,985	48,518
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	44,343	46,782
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	43,804	46,543
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	$39,996	$41,701
Federal National Mtg. Assoc. STRIPS Series 415, Class A3 3.00% due 11/25/2042(5)	52,660	54,219
		3,539,233
Government National Mtg. Assoc. — 5.6%
3.00% due October 30 TBA	275,000	282,186
3.50% due October 30 TBA	1,500,000	1,553,935
4.00% due 09/15/2040	12,107	12,917
4.00% due 11/15/2040	50,842	54,254
4.00% due 07/20/2049	899,991	938,550
4.50% due 02/15/2039	5,981	6,515
4.50% due 08/15/2041	98,831	107,571
5.50% due 05/15/2036	4,930	5,316
6.00% due 09/15/2032	7,396	8,485
6.00% due 12/15/2033	26,965	30,923
7.00% due 07/15/2033	6,236	7,099
7.00% due 11/15/2033	7,302	8,428
8.00% due 11/15/2031	2,251	2,256
9.00% due 11/15/2021	50	50
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(5)	50,484	50,078
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(5)	62	66
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	5,024	5,649
		3,074,278
Uniform Mtg. Backed Securities — 15.4%
2.50% due October 15 TBA	650,000	655,522
3.00% due October 15 TBA	875,000	894,414
3.00% due October 30 TBA	2,625,000	2,664,375
3.50% due 03/01/2048	546,714	566,001
3.50% due October 30 TBA	925,000	948,775
4.00% due October 30 TBA	1,365,000	1,416,347
4.50% due October 30 TBA	975,000	1,026,631
5.00% due October 30 TBA	300,000	321,305
		8,493,370
Total U.S. Government Agencies (cost $16,184,255)		16,353,333
U.S. GOVERNMENT TREASURIES — 15.5%
United States Treasury Bonds — 7.5%
1.00% due 02/15/2049 TIPS(10)	66,271	74,369
2.50% due 02/15/2045(11)	213,000	229,191
3.00% due 11/15/2045	170,000	200,527
3.00% due 02/15/2047	108,000	128,026
3.00% due 02/15/2048	120,000	142,477
3.13% due 02/15/2043	100,000	119,270
3.13% due 05/15/2048	200,000	243,094

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.38% due 05/15/2044		$1,960,000	$2,441,348
3.63% due 02/15/2044		450,000	581,731
			4,160,033
United States Treasury Notes — 8.0%
0.38% due 07/15/2027 TIPS(10)(12)		1,185,144	1,202,910
0.63% due 01/15/2026 TIPS(10)		291,527	298,624
0.88% due 01/15/2029 TIPS(10)		198,132	210,127
2.25% due 12/31/2023		510,000	524,125
2.25% due 08/15/2027		195,000	203,859
2.63% due 02/15/2029		710,000	768,436
3.13% due 11/15/2028		1,045,000	1,173,176
			4,381,257
Total U.S. Government Treasuries (cost $7,959,222)			8,541,290
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	920,000	61,349
Government of Romania Senior Notes 3.88% due 10/29/2035	EUR	10,000	13,079
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	22,000	31,089
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	80,000	113,050
Government of Romania Senior Notes 6.13% due 01/22/2044		20,000	26,114
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		5,000	5,837
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,978
Total Foreign Government Obligations (cost $251,535)			267,496
Total Long-Term Investment Securities (cost $60,674,094)			62,894,914
Security Description	Shares/ Principal Amount(13)		Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.2%
Foreign Government Obligations — 1.4%
Government of Japan Bills (0.13)% due 10/28/2019	JPY	85,000,000	$786,220
Registered Investment Companies — 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class 1.95%(14)		998,099	998,099
Total Short-Term Investment Securities (cost $1,780,067)			1,784,319
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(15)		$195,000	195,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		110,000	110,000
BNP Paribas SA Joint Repurchase Agreement(15)		90,000	90,000
Deutsche Bank AG Joint Repurchase Agreement(15)		170,000	170,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		180,000	180,000
Total Repurchase Agreements (cost $745,000)			745,000
TOTAL INVESTMENTS (cost $63,199,161)(16)		118.5%	65,424,233
Liabilities in excess of other assets		(18.5)	(10,204,720)
NET ASSETS		100.0%	$55,219,513

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $8,823,048 representing 16.0% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$2,675	$267.52	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  Collateralized Loan Obligation

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2019.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  The rate shown is the 7-day yield as of September 30, 2019.

(15)  See Note 2 for details of Joint Repurchase Agreements

(16)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	Canadian 10 Year Bonds	December 2019	$535,449	$538,174	$2,725
2	Long	U.S. Treasury Long Bonds	December 2019	321,579	324,625	3,046
1	Long	U.S. Treasury Ultra Bonds	December 2019	188,750	191,906	3,156
1	Short	Euro-Bund	December 2019	192,289	189,924	2,365
11	Short	U.S. Treasury 10 Year Ultra Bonds	December 2019	1,579,297	1,566,469	12,828
29	Short	U.S. Treasury 5 Year Notes	December 2019	3,469,032	3,455,305	13,727
						$37,847
						Unrealized Depreciation
5	Long	U.S. Treasury 2 Year Notes	December 2019	$1,078,773	$1,077,500	$(1,273)
Net Unrealized Appreciation (Depreciation)						$36,574

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	194,000	USD	214,010	10/31/2019	$2,098	$—
	USD	119,645	EUR	108,000	12/18/2019	—	(1,229)
						2,098	(1,229)
Goldman Sachs International	AUD	410,000	USD	277,108	10/31/2019	96	—
JPMorgan Chase Bank	EUR	239,000	USD	265,294	12/18/2019	3,245	—
	JPY	85,000,000	USD	787,794	10/28/2019	335	—
	NZD	304,000	USD	190,988	11/29/2019	367	—
						3,947	—
Morgan Stanley & Co., Inc.	EUR	12,000	USD	13,213	12/18/2019	56	—
NatWest Markets PLC	CAD	129,000	USD	97,783	11/05/2019	357	—
Net Unrealized Appreciation (Depreciation)						$6,554	$(1,229)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(4,257)
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,343)	(85,306)
					$(8,343)	$(89,563)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$2,675	$2,675
Other Industries	15,978,511	574,016	**	—	16,552,527
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		2	2
Other Industries	—	895,566		—	895,566
Asset Backed Securities	—	10,008,859		—	10,008,859
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	264		5	269
Other Industries	—	8,128,749		—	8,128,749
Foreign Corporate Bonds & Notes	—	1,725,115		—	1,725,115
Municipal Bond & Notes	—	419,033		—	419,033
U.S. Government Agencies	—	16,353,333		—	16,353,333
U.S. Government Treasuries	—	8,541,290		—	8,541,290
Foreign Government Obligations	—	267,496		—	267,496
Short-Term Investment Securities:
Foreign Government Obligations	—	786,220		—	786,220
Registered Investment Companies	998,099	—		—	998,099
Repurchase Agreements	—	745,000		—	745,000
Total Investments at Value	$16,976,610	$48,444,941		$2,682	$65,424,233
Other Financial Instruments:†
Futures Contracts	$37,847	$—		$—	$37,847
Forward Foreign Currency Contracts	—	6,554		—	6,554
Total Other Financial Instruments	$37,847	$6,554		$—	$44,401
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,273	$—		$—	$1,273
Forward Foreign Currency Contracts	—	1,229		—	1,229
Centrally Cleared Interest Rate Swap Contracts	—	89,563		—	89,563
Total Other Financial Instruments	$1,273	$90,792		$—	$92,065

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Diversified Financial Services	21.8%
Uniform Mtg. Backed Securities	20.7
United States Treasury Notes	11.3
United States Treasury Bonds	10.1
Federal National Mtg. Assoc.	9.5
Government National Mtg. Assoc.	6.9
Diversified Banking Institutions	4.7
Repurchase Agreements	2.0
Enterprise Software/Service	1.9
Electric-Integrated	1.6
SupraNational Banks	1.5
Federal Home Loan Mtg. Corp.	1.2
Pipelines	1.2
E-Commerce/Products	1.2
Applications Software	1.1
Internet Content-Entertainment	1.1
Telephone-Integrated	1.1
Registered Investment Companies	1.0
Chemicals-Specialty	1.0
Sovereign	1.0
Municipal Bonds & Notes	0.9
Multimedia	0.9
Medical Instruments	0.9
Cable/Satellite TV	0.9
Medical-Drugs	0.8
Banks-Super Regional	0.8
Oil Companies-Exploration & Production	0.8
Building-Maintenance & Services	0.7
Banks-Commercial	0.7
Transport-Rail	0.7
Consulting Services	0.7
Brewery	0.6
Tobacco	0.6
Real Estate Investment Trusts	0.5
Electronic Components-Semiconductors	0.5
Textile-Apparel	0.5
Commercial Services-Finance	0.5
Data Processing/Management	0.5
Computer Services	0.5
Pharmacy Services	0.5
Internet Content-Information/News	0.5
Medical-HMO	0.4
Aerospace/Defense-Equipment	0.4
Cosmetics & Toiletries	0.4
Web Portals/ISP	0.4
Distribution/Wholesale	0.4
Finance-Other Services	0.4
E-Commerce/Services	0.4
Non-Hazardous Waste Disposal	0.3
Broadcast Services/Program	0.3
Retail-Restaurants	0.3
Diagnostic Equipment	0.3
Oil Companies-Integrated	0.3
Electronic Forms	0.3
Computers	0.3
Computer Aided Design	0.3
Containers-Metal/Glass	0.3
Insurance Brokers	0.2
Machinery-General Industrial	0.2
Veterinary Diagnostics	0.2
Auto-Cars/Light Trucks	0.2%
Banks-Special Purpose	0.2
Electric-Distribution	0.2
Medical Products	0.2
Chemicals-Diversified	0.2
Aerospace/Defense	0.2
Retail-Building Products	0.2
Medical-Hospitals	0.1
Coatings/Paint	0.1
Engineering/R&D Services	0.1
Computer Software	0.1
Semiconductor Components-Integrated Circuits	0.1
Metal-Iron	0.1
Containers-Paper/Plastic	0.1
Finance-Credit Card	0.1
Medical-Generic Drugs	0.1
Trucking/Leasing	0.1
Television	0.1
Medical-Biomedical/Gene	0.1
Metal-Diversified	0.1
Electronic Components-Misc.	0.1
Finance-Leasing Companies	0.1
Building & Construction Products-Misc.	0.1
Gas-Distribution	0.1
Building-Residential/Commercial	0.1
Finance-Consumer Loans	0.1
Music	0.1
Beverages-Wine/Spirits	0.1
Diversified Manufacturing Operations	0.1
Wireless Equipment	0.1
125.7%
Credit Quality†#
Aaa	66.0%
Aa	0.6
A	6.9
Baa	11.3
Ba	2.5
B	0.2
Caa	0.6
Ca	0.2
Not Rated##	11.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 15.4%
Aerospace/Defense-Equipment — 0.2%
HEICO Corp., Class A	1,021	$99,354
Applications Software — 1.0%
Intuit, Inc.	390	103,716
ServiceNow, Inc.†	1,322	335,590
		439,306
Building-Maintenance & Services — 0.7%
Rollins, Inc.	5,340	181,934
ServiceMaster Global Holdings, Inc.†	2,256	126,110
		308,044
Chemicals-Specialty — 0.9%
Ecolab, Inc.	1,868	369,939
Commercial Services-Finance — 0.3%
S&P Global, Inc.	476	116,610
Computer Aided Design — 0.3%
Autodesk, Inc.†	778	114,911
Computer Software — 0.1%
Twilio, Inc., Class A†	498	54,672
Consulting Services — 0.7%
Gartner, Inc.†	1,121	160,292
Verisk Analytics, Inc.	762	120,502
		280,794
Containers-Metal/Glass — 0.3%
Ball Corp.	1,550	112,855
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	909	180,846
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,374	170,967
Diagnostic Equipment — 0.3%
Danaher Corp.	792	114,389
Distribution/Wholesale — 0.4%
Copart, Inc.†	2,119	170,219
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	273	473,903
E-Commerce/Services — 0.4%
MercadoLibre, Inc.†	284	156,549
Electronic Forms — 0.3%
Adobe, Inc.†	435	120,169
Enterprise Software/Service — 1.9%
Constellation Software, Inc.	280	279,641
Coupa Software, Inc.†	243	31,247
Veeva Systems, Inc., Class A†	1,250	190,862
Workday, Inc., Class A†	2,000	339,920
		841,670
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	543	96,698
Twitter, Inc.†	8,936	368,163
		464,861
Security Description	Shares/ Principal Amount(16)		Value (Note 2)
Internet Content-Information/News — 0.5%
Spotify Technology SA†		1,816	$207,024
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.		295	105,197
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†		674	363,913
Medical-Drugs — 0.4%
Zoetis, Inc.		1,444	179,908
Multimedia — 0.8%
Walt Disney Co.		2,656	346,130
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.		1,155	106,260
Retail-Restaurants — 0.2%
Starbucks Corp.		1,157	102,302
Television — 0.0%
ION Media Networks, Inc.†(1)(2)		4	1,070
Textile-Apparel — 0.5%
LVMH Moet Hennessy Louis Vuitton SE		582	231,677
Transport-Rail — 0.4%
Union Pacific Corp.		1,046	169,431
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†		3,831	101,866
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†		148	180,412
Total Common Stocks (cost $6,373,081)			6,685,248
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Banks-Commercial — 0.5%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	214,535
Diversified Banking Institutions — 1.2%
Credit Agricole SA 8.13% due 12/23/2025(3)		200,000	235,250
Credit Suisse Group AG 6.25% due 12/18/2024(3)		275,000	290,812
			526,062
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)		8,000	1
Total Preferred Securities/Capital Securities (cost $704,080)			740,598
ASSET BACKED SECURITIES — 21.8%
Diversified Financial Services — 21.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.19% (1 ML+0.17%) due 01/25/2037(4)		22,872	22,358

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	$40,000	$40,042
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	42,918	43,517
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.59% (1 ML+1.58%) due 10/25/2034	2,928	2,969
Atrium XII FRS Series 12A, Class AR 3.11% (3 ML+0.83%) due 04/22/2027*(6)	250,000	249,875
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.42% (3 ML+1.12%) due 01/18/2025*(6)	77,731	77,731
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2061(5)(7)(8)	1,000,000	69,421
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(5)(7)(8)	992,958	50,368
Barclays Commercial Mtg. Trust Series 2019-C4, Class A5 2.92% due 08/15/2052(8)	90,000	93,212
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	96,050	97,852
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	65,312	66,372
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	59,161	60,117
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	60,442	61,467
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	60,881	62,592
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	76,646	78,867
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.88% (1 ML+0.85%) due 08/15/2036*(8)	153,000	152,904
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.20% due 02/25/2036(4)(5)	$95,165	$90,467
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.22% (1 ML + 1.20%) due 10/25/2027*(4)	125,353	125,427
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.32% (1 ML+ 1.30%) due 03/25/2029*(4)	93,427	93,484
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(5)(7)(8)	211,992	7,465
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(5)(7)(8)	369,377	13,201
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(5)(7)(8)	999,104	50,546
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(5)(8)	75,000	84,609
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	9,250	9,318
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 4.58% (1 ML + 2.55%) due 12/15/2037*(8)	100,000	100,811
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	6,134	6,140
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	89,480	89,776
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	75,000	80,387
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	43,437	43,437
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	9,468	9,470
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.43% (3 ML+1.15%) due 10/25/2028*(6)	250,000	249,937
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(4)(5)	100,000	99,999
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	83,823	85,266

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	$155,000	$161,956
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	146,807	155,152
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	149,000	158,971
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	75,000	80,527
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	37,814	32,398
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.92% due 06/15/2057(5)(7)(8)	1,151,430	40,184
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(8)	90,000	92,619
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	44,010	44,205
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	27,224	27,136
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	124,365	124,917
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,250	61,509
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,009
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.26% due 05/25/2035(4)(5)	70,551	71,849
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	160,000	163,855
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	40,000	46,046
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(8)	100,000	102,886
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(8)	90,000	94,932
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	$140,000	$150,089
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.12% due 03/25/2047(4)(5)	18,710	16,607
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.56% due 04/25/2036(4)(5)	6,317	5,477
Home Re, Ltd. FRS Series 2018-1, Class M1 3.62% (1 ML + 1.60%) due 10/25/2028*(4)	52,005	52,034
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.56% (1 ML+0.54%) due 05/25/2035(4)	50,895	50,682
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	64,000	68,477
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(8)	85,000	89,391
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(9)	99,341	99,424
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	128,264	129,258
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 3.73% (1 ML+1.70%) due 03/01/2024*(4)	70,941	72,652
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.53% (1 ML + 1.50%) due 05/01/2024*(4)	94,586	94,929
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(5)	11,262	11,421
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.54% due 12/25/2034(4)(5)	20,043	20,777
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	76,894	77,270
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(5)(7)(8)	253,530	10,440

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(8)	$85,000	$90,985
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	25,000	26,798
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(5)(7)(8)	127,797	9,786
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	105,000	107,557
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	30,678	23,398
MortgageIT Trust FRS Series 2005-4, Class A1 2.30% (1 ML+0.28%) due 10/25/2035(4)	92,773	92,850
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.77% (1 ML + 0.75%) due 01/25/2048*(4)	99,723	99,427
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.52% (1 ML+1.50%) due 06/25/2057*(4)	80,116	81,290
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	70,035	72,310
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	64,334	66,475
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	119,588	124,206
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	120,991	126,013
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	93,955	97,350
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	73,549	76,718
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	$101,165	$105,448
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	73,384	76,113
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	11,168	11,358
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	67,226	67,553
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	66,463	66,928
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 3.42% (1 M + 1.40%) due 07/25/2029*(4)	150,000	150,244
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.15% (3 ML+0.85%) due 04/17/2027*(6)	197,112	197,082
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	137,894
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.12% (1 ML+0.10%) due 02/25/2037	41,901	27,242
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 4.14% (1 ML+2.00%) due 03/27/2024*(4)	96,205	96,169
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 3.22% (1 ML+1.2%) due 06/25/2029*(4)	121,891	121,808
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.15% (1 ML+0.13%) due 05/25/2037	102,870	78,383
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	10,563	10,569
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	29,780	29,817
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	11,977	12,008

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.27% (1 ML+0.25%) due 11/25/2036	$195,000	$182,304
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,339
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	35,494	35,499
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 3.12% (3 ML+0.84%) due 04/20/2028*(6)	250,000	248,649
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	50,527	50,322
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.62% (1 ML+0.60%) due 02/25/2057*	70,041	69,772
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	46,301	46,484
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	121,773	122,884
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	56,160	56,587
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	88,069	88,751
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	62,539	62,715
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	121,674	122,834
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	54,608	54,691
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(9)	43,846	44,058
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(9)	90,122	90,573
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	100,000	100,065
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.28% due 09/15/2057(5)(7)(8)	964,814	36,784
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	$80,000	$85,325
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)(8)	10,000	10,249
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(4)(5)	23,699	23,704
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.76% due 11/25/2034(4)(5)	910	941
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(4)(5)	53,461	54,749
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.14% due 03/25/2035(4)(5)	37,548	38,798
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,125	50,526
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,682
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(5)(7)(8)	486,352	3,927
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	145,000	155,738
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	130,000	139,395
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	60,000	64,592
Total Asset Backed Securities (cost $9,288,274)		9,468,199
U.S. CORPORATE BONDS & NOTES — 18.3%
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 3.25% due 02/01/2035	40,000	41,449
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	25,000	29,403
		70,852

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	$5,000	$5,141
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	20,000	21,165
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,867
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,835
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,242
		83,250
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	22,763
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	23,688
		46,451
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,040
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,239
General Motors Co. Senior Notes 5.20% due 04/01/2045	15,000	14,813
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	5,009
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,357
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	51,476
		100,934
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	41,123
Banks-Super Regional — 0.8%
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	34,235
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,761
Security Description	Principal Amount(16)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	$25,000	$25,675
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,385
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	65,000	68,859
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,325
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,946
		340,186
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	25,279
Brewery — 0.6%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	46,577
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,533
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	17,570
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	120,000	151,699
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	40,000	40,419
		267,798
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,472
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	21,500
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	5,000	5,525
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	35,000	42,825
		81,322

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$27,000	$28,308
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	27,820
Cable/Satellite TV — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,322
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	36,505
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,231
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	21,769
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,577
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	56,875
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,251
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,919
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	12,710
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	64,518
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,436
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,307
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	49,202
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	50,327
		379,949
Security Description	Principal Amount(16)	Value (Note 2)
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	$20,000	$20,317
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	70,000	75,013
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	15,028
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	41,833
		56,861
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,141
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	85,000	89,445
		99,586
Computer Services — 0.5%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,452
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	107,323
		212,775
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	100,000	98,255
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	15,899
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,832
		119,986
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	40,000	43,912
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,154

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	$10,000	$10,291
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,300
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	119,616
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	45,000	46,998
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	42,543
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	38,248
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	120,369
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,851
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,370
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	36,181
Citigroup, Inc. FRS Senior Notes 3.22% (3 ML+1.10%) due 05/17/2024	80,000	80,697
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	30,000	31,083
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	20,916
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	70,000	76,115
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,777
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,433
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,470
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	62,547
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	80,758
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	$15,000	$16,374
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	13,807
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	51,767
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,504
JPMorgan Chase & Co. FRS Senior Notes 3.51% (3 ML+1.23%) due 10/24/2023	30,000	30,476
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	52,852
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,217
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,187
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	54,612
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,167
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,380
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	16,490
Morgan Stanley Senior Notes 3.59% due 07/22/2028	70,000	73,792
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,883
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	42,310
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	53,939
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	2,166
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,616
		1,468,811

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	$25,000	$25,204
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	46,021
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	27,005
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,721
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,764
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	15,000	18,150
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	30,002
		86,642
Electric-Integrated — 1.6%
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,644
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	21,064
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 4.25% due 02/01/2049	5,000	6,003
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,019
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	20,000
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	46,472
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	25,000	24,931
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	15,908
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,115
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	$15,000	$14,988
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	20,000	19,899
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,209
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	48,183
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,836
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,895
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	10,993
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,065
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,450
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	51,641
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,834
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,838
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,577
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	35,910
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	40,942
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	25,218
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	5,000	5,362
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,206

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern Co. Senior Notes 3.25% due 07/01/2026	$30,000	$30,938
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,687
		675,827
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC 1st Mtg. Bonds 3.10% due 09/15/2049*	5,000	5,010
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,656
		17,666
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	75,000	75,317
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	40,000	42,287
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	23,313
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	45,000	47,258
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	45,000	48,473
		236,648
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	55,275
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,787
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	27,175
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,260
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	139
Security Description	Principal Amount(16)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	$9,000	$1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	11,000	1
		141
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	166,176
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,100
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,498
		21,598
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	27,836
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,857
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	26,623
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	16,965
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,068
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	14,764
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,783
		107,060
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,395
Unum Group Senior Notes 4.50% due 12/15/2049	5,000	4,823
		15,218

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$7,000	$11,913
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	25,000	27,401
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,394
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
		32,446
Medical-Drugs — 0.2%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	26,703
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	64,399
		91,102
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	20,750
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	15,921
		36,671
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,181
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	5,000	4,948
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,673
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,647
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,200
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,413
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	15,615
Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	$10,000	$10,766
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,294
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	50,000	53,761
		190,498
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	20,000	20,221
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	40,000	41,948
		62,169
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	30,000	32,417
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	45,000	47,719
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	15,471
		63,190
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	26,000	26,878
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,362
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,799
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,827
		42,988
Oil Companies-Exploration & Production — 0.7%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	30,000	31,572
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	35,000	36,147
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,792

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 7.13% due 03/15/2033	$43,000	$53,664
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	25,166
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	20,000	20,794
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	32,726
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	20,000	20,284
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	30,000	35,191
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	23,959
		285,295
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	5,000	5,210
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,317
		10,527
Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	130,000	142,048
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	28,373
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	39,671
		210,092
Pipelines — 1.0%
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	15,000	15,764
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	20,000	21,319
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,496
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	28,218
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	$25,000	$25,600
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	12,000	11,161
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	30,003
MPLX LP Senior Notes 4.25% due 12/01/2027*	30,000	31,740
MPLX LP Senior Notes 4.70% due 04/15/2048	15,000	15,656
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,553
MPLX LP Senior Notes 5.20% due 12/01/2047*	5,000	5,452
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	15,000	14,901
Phillips 66 Partners LP Senior Notes 2.45% due 12/15/2024	25,000	24,898
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	10,000	9,855
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,581
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	10,000	11,228
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	15,528
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,178
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,398
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	45,000	49,209
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	45,000	43,452
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	20,000	19,684
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,450

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	$20,000	$22,019
		457,343
Real Estate Investment Trusts — 0.5%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	27,555
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	40,051
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,825
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	72,075
		225,506
Retail-Building Products — 0.2%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	60,000	62,998
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,035
		68,033
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,092
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	60,000	63,500
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	16,320
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	31,000	34,109
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	55,000	60,747
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,486
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	21,947
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	55,000	61,123
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$60,000	$68,637
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	17,417
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	14,000	16,793
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	18,880
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	18,571
		403,530
Television — 0.1%
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	15,000	15,634
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	20,000	21,702
		37,336
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,747
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	16,040
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	45,000	49,294
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	33,349
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	30,000	34,744
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	55,000	54,524
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	14,675
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	40,000	38,758
		255,131
Transport-Rail — 0.3%
CSX Corp. Senior Notes 2.40% due 02/15/2030	15,000	14,692
CSX Corp. Senior Notes 3.25% due 06/01/2027	35,000	36,748

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
CSX Corp. Senior Notes 3.35% due 09/15/2049	$5,000	$4,885
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	63,300
		119,625
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	40,000	41,569
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	17,212
Total U.S. Corporate Bonds & Notes (cost $7,498,740)		7,954,476
FOREIGN CORPORATE BONDS & NOTES — 3.9%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	15,000	16,523
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	35,000	35,474
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	130,000	90,443
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	50,000	53,163
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	10,000	10,186
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	35,272
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,492
		49,764
Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	31,047
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	$55,000	$59,469
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,951
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	32,062
Finance-Leasing Companies — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	30,000	31,029
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	83,447
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	50,232
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	38,494
		88,726
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000	5,328
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	35,000	40,337
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	12,738
		53,075
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000	15,791
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	30,000	30,733
		46,524
Oil Companies-Integrated — 0.3%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000	23,035

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*	$85,000	$88,051
YPF SA Senior Notes 16.50% due 05/09/2022*	1,676,987	11,646
		122,732
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	5,000	5,428
Pipelines — 0.2%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000	15,046
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	30,000	34,084
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	20,000	22,817
		71,947
Real Estate Investment Trusts — 0.0%
HCP, Inc. Senior Notes 3.25% due 07/15/2026	15,000	15,431
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000	54,195
SupraNational Banks — 1.5%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	275,000	181,723
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	245,000	184,337
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	250,000	182,561
International Finance Corp. Notes 1.38% due 09/13/2024	125,000	92,662
		641,283
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	15,000	16,215
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	3,153
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	$30,000	$41,418
		60,786
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	23,500
Total Foreign Corporate Bonds & Notes (cost $1,764,640)		1,696,513
MUNICIPAL BONDS & NOTES — 0.9%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,550
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	33,202
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	32,000	38,160
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	40,024
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	121,053
State of California General Obligation Bonds 7.55% due 04/01/2039	35,000	57,906
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	61,091	63,949
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,465
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,387
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,439
Total Municipal Bonds & Notes (cost $380,850)		413,135
U.S. GOVERNMENT AGENCIES — 38.3%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028	5,293	5,364
2.50% due 04/01/2028	10,835	10,981
3.00% due 08/01/2027	4,650	4,766
3.00% due 10/01/2042	14,163	14,664
3.00% due 11/01/2042	5,841	6,023
3.00% due 02/01/2043	24,085	24,862
3.00% due 08/01/2043	49,405	50,969

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due October 30 TBA	$50,000	$50,777
3.50% due 02/01/2042	5,647	5,935
3.50% due 03/01/2042	3,502	3,681
3.50% due 09/01/2043	17,566	18,320
4.00% due 03/01/2023	150	156
4.00% due 10/01/2043	9,816	10,466
4.50% due 01/01/2039	643	695
5.00% due 12/01/2020	332	343
5.00% due 07/01/2021	1,806	1,863
5.00% due 05/01/2034	8,072	8,908
5.50% due 07/01/2034	5,252	5,920
5.50% due 07/01/2035	5,115	5,786
5.50% due 04/01/2037	1,809	2,044
5.50% due 05/01/2037	1,735	1,955
5.50% due 08/01/2037	9,762	11,007
6.50% due 05/01/2029	1,639	1,833
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	852	880
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.45% due 09/25/2043*(5)(8)	100,000	101,416
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K1510, Class X1 0.64% due 01/25/2034(5)(7)(8)	204,929	10,984
Series K064, Class X1 0.74% due 03/25/2027(5)(7)(8)	376,525	15,033
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	82,000	88,478
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	19,883	21,238
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.67% (1 ML+1.65%) due 04/25/2043*(4)	21,143	21,202
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	685	682
Series 3883, Class PB 3.00% due 05/15/2041(4)	20,376	21,077
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,639	2,774
Series 1226, Class Z 7.75% due 03/15/2022(4)	306	321
		531,403
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. — 9.5%
2.50% due 02/01/2043	$122,809	$122,704
2.50% due 03/01/2043	118,905	118,803
2.66% due 03/01/2027	210,000	217,914
2.78% due 03/01/2027	74,042	77,337
3.00% due 01/01/2028	8,235	8,458
3.50% due 11/01/2047	706,490	729,056
4.00% due 11/01/2040	47,533	50,766
4.00% due 11/01/2041	2,480	2,650
4.00% due 10/01/2043	39,503	41,841
4.00% due 11/01/2043	5,331	5,693
4.00% due 12/01/2043	28,000	30,126
4.00% due 02/01/2049	945,120	985,159
4.50% due 01/01/2039	1,714	1,853
4.50% due 06/01/2039	28,365	30,415
4.50% due 05/01/2041	4,755	5,152
5.00% due 07/01/2040	16,294	17,918
5.50% due 06/01/2020	10,092	10,138
5.50% due 03/01/2021	2,767	2,791
5.50% due 04/01/2021	3,291	3,311
5.50% due 06/01/2021	16,624	16,831
5.50% due 10/01/2021	8,347	8,480
5.50% due 12/01/2021	18,924	19,128
5.50% due 06/01/2022	27,202	27,677
5.50% due 12/01/2029	994	1,074
5.50% due 05/01/2034	1,923	2,078
5.50% due 08/01/2037	5,962	6,727
5.50% due 06/01/2038	501	565
6.00% due 06/01/2026	8,587	9,486
6.00% due 03/01/2027	11,355	12,545
6.00% due 12/01/2033	1,410	1,622
6.00% due 05/01/2034	5,236	6,020
6.00% due 08/01/2034	445	512
6.00% due 06/01/2040	2,824	3,250
6.50% due 11/01/2035	2,754	3,164
6.50% due 10/01/2037	921	1,046
7.00% due 06/01/2037	9,414	10,824
Federal National Mtg. Assoc. FRS 4.42% (12 ML+1.57%) due 05/01/2037	1,484	1,552
4.55% (12 ML+1.82%) due 10/01/2040	1,562	1,643
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.57% (1 ML+3.55%) due 07/25/2029(4)	35,000	36,784
Series 2016-C07, Class 2M2 6.37% (1 ML+4.35%) due 05/25/2029(4)	65,148	68,669
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	4,399	4,378
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	17,316	17,222
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	34,787	34,590

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	$36,130	$36,526
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	32,055	32,397
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	88,151	89,059
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	52,378	52,647
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	47,330	48,419
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	13,003	13,416
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	28,038	28,821
Series 2017-72, Class B 3.00% due 09/25/2047(4)	45,594	46,915
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	45,535	46,856
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	69,917	71,928
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	54,657	56,256
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	20,288	21,234
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	51,153	53,557
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	50,426	51,514
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	55,441	57,395
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	41,637	43,648
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	46,887	48,930
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	46,562	49,112
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	49,465	50,911
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	30,549	31,367
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	45,912	48,326
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	63,177	65,502
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	23,430	24,692
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	49,662	52,422
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	48,038	50,680
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	45,985	48,518
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	43,804	46,543
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	39,996	41,701
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., STRIPS Series 415, Class A3 3.00% due 11/25/2042(4)	$52,660	$54,219
		4,121,463
Government National Mtg. Assoc. — 6.9%
3.00% due October 30 TBA	700,000	718,293
3.50% due October 30 TBA	560,000	580,136
4.00% due 10/15/2040	17,487	18,718
4.00% due 02/15/2041	8,768	9,361
4.00% due 09/15/2041	11,548	12,329
4.00% due 10/15/2041	6,256	6,633
4.00% due 07/20/2049	899,991	938,550
4.50% due 06/15/2041	115,214	125,386
5.00% due 01/15/2033	1,333	1,461
5.00% due 01/15/2040	46,208	51,926
5.00% due October 30 TBA	300,000	320,742
5.50% due 04/15/2036	56,286	60,713
6.50% due 07/15/2028	55,329	61,233
6.50% due 08/15/2028	3,626	4,013
6.50% due 09/15/2028	6,450	7,230
6.50% due 11/15/2028	9,061	10,028
7.00% due 01/15/2033	4,555	5,272
7.00% due 05/15/2033	6,316	7,282
7.00% due 11/15/2033	2,855	3,295
8.00% due 02/15/2030	1,167	1,213
9.00% due 11/15/2021	56	57
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	50,484	50,078
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	133	143
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	1,842	2,071
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,412	1,634
		2,997,797
Uniform Mtg. Backed Securities — 20.7%
2.50% due October 15 TBA	625,000	630,310
3.00% due October 30 TBA	975,000	996,633
3.00% due October 30 TBA	2,625,000	2,664,375
3.50% due October 15 TBA	1,720,000	1,764,210
4.00% due October 30 TBA	1,390,000	1,442,288
4.50% due October 30 TBA	875,000	921,335
5.50% due October 30 TBA	200,000	216,492
6.00% due October 30 TBA	300,000	331,922
		8,967,565
Total U.S. Government Agencies (cost $16,466,598)		16,618,228
U.S. GOVERNMENT TREASURIES — 21.4%
United States Treasury Bonds — 10.1%
1.00% due 02/15/2049 TIPS(10)	61,174	68,649
2.25% due 08/15/2046	225,000	230,731
2.50% due 02/15/2045(11)	150,000	161,402
3.00% due 05/15/2045(12)	370,000	435,632

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.00% due 11/15/2045	$202,000	$238,273
3.00% due 02/15/2048	365,000	433,366
3.13% due 05/15/2048	150,000	182,320
3.38% due 05/15/2044	1,185,000	1,476,020
3.63% due 08/15/2043	105,000	135,421
3.63% due 02/15/2044	105,000	135,737
3.75% due 11/15/2043	105,000	138,112
5.00% due 05/15/2037	256,000	377,550
6.75% due 08/15/2026	285,000	380,486
		4,393,699
United States Treasury Notes — 11.3%
0.38% due 07/15/2027 TIPS(10)	1,195,632	1,213,555
0.63% due 01/15/2026 TIPS(10)	286,128	293,094
0.88% due 01/15/2029 TIPS(10)	203,212	215,515
1.88% due 01/31/2022	290,000	291,609
2.25% due 12/31/2023	1,275,000	1,310,311
2.63% due 02/15/2029	405,000	438,333
2.88% due 05/15/2028	245,000	268,907
2.88% due 08/15/2028	215,000	236,399
3.13% due 11/15/2028	580,000	651,141
		4,918,864
Total U.S. Government Treasuries (cost $8,671,755)		9,312,563
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Dominican Republic Senior Notes 6.40% due 06/05/2049*	150,000	159,751
Government of Egypt Bonds 16.10% due 05/07/2029	885,000	59,015
Government of Romania Senior Notes 3.88% due 10/29/2035	10,000	13,079
Government of Romania Senior Notes 4.63% due 04/03/2049	75,000	105,984
Government of Romania Senior Notes 4.63% due 04/03/2049*	22,000	31,089
Government of Romania Senior Notes 6.13% due 01/22/2044	20,000	26,115
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	5,000	5,837
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	16,000	16,978
Total Foreign Government Obligations (cost $390,707)		417,848
Total Long-Term Investment Securities (cost $51,538,725)		53,306,808
Security Description	Shares/ Principal Amount(16)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class 1.95%(13) (cost $425,568)	425,568	$425,568
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$220,000	220,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	130,000	130,000
BNP Paribas SA Joint Repurchase Agreement(14)	100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(14)	200,000	200,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	205,000	205,000
Total Repurchase Agreements (cost $855,000)		855,000
TOTAL INVESTMENTS (cost $52,819,293)(15)	125.7%	54,587,376
Liabilities in excess of other assets	(25.7)	(11,159,109)
NET ASSETS	100.0%	$43,428,267

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $7,813,251 representing 18.0% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$1,070	$268.00	0.00%

(3)  Perpetual maturity — maturity date reflects the next call date.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

(4)  Collateralized Mortgage Obligation

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Collateralized Loan Obligation

(7)  Interest Only

(8)  Commercial Mortgage Backed Security

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2019.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  The rate shown is the 7-day yield as of September 30, 2019.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentine Peso

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

NZD — New Zealand Dollar

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Canadian 10 Year Bonds	December 2019	$428,833	$430,539	$1,706
1	Short	Euro Bund	December 2019	192,289	189,924	2,365
28	Short	U.S. Treasury 5 Year Notes	December 2019	3,349,094	3,336,156	12,938
9	Short	U.S. Treasury 10 Year Ultra Bonds	December 2019	1,296,281	1,281,656	14,625
2	Long	U.S. Treasury Long Bonds	December 2019	321,580	324,625	3,045
1	Long	U.S. Treasury Ultra Bonds	December 2019	191,125	191,906	781
						$35,460
						Unrealized (Depreciation)
1	Short	U.S. Treasury 2 Year Notes	December 2019	215,191	215,500	$(309)
4	Short	U.S. Treasury 10 Year Notes	December 2019	517,891	521,250	(3,359)
						$(3,668)
Net Unrealized Appreciation (Depreciation)						$31,792

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	199,000	USD	219,526	10/31/2019	$2,152	$—
Goldman Sachs International	AUD	400,000	USD	270,349	10/31/2019	94	—
JPMorgan Chase Bank	EUR	125,000	USD	138,752	12/18/2019	1,697	—
	NZD	293,000	USD	184,077	11/29/2019	353	—
						2,050	—
Morgan Stanley & Co., Inc.	EUR	12,000	USD	13,213	12/18/2019	56	—
NatWest Markets PLC	CAD	124,000	USD	93,993	11/05/2019	345	—
Net Unrealized Appreciation (Depreciation)						$4,697	$—

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.00%/Annually	$7,532	$(1,034)
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,231)	(63,710)
					$1,301	$(64,744)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$1,070	$1,070
Other Industries	6,452,501	231,677	**	—	6,684,178
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		1	1
Other Industries	—	740,597		—	740,597
Asset Backed Securities	—	9,468,199		—	9,468,199
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	139		2	141
Other Industries	—	7,954,335		—	7,954,335
Foreign Corporate Bonds & Notes	—	1,696,513		—	1,696,513
Municipal Bond & Notes	—	413,135		—	413,135
U.S. Government Agencies	—	16,618,228		—	16,618,228
U.S. Government Treasuries	—	9,312,563		—	9,312,563
Foreign Government Obligations	—	417,848		—	417,848
Short-Term Investment Securities:	425,568	—		—	425,568
Repurchase Agreements	—	855,000		—	855,000
Total Investments at Value	$6,878,069	$47,708,234		$1,073	$54,587,376
Other Financial Instruments:†
Futures Contracts	$35,460	$—		$—	$35,460
Forward Foreign Currency Contracts	—	4,697		—	4,697
Total Other Financial Instruments	$35,460	$4,697		$—	$40,157
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,668	$—		$—	$3,668
Centrally Cleared Interest Rate Swap Contracts	—	64,744		—	64,744
Total Other Financial Instruments	$3,668	$64,744		$—	$68,412

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Commercial Paper	6.6%
Diversified Banking Institutions	4.4
Medical-Drugs	3.8
United States Treasury Notes	3.2
E-Commerce/Products	2.9
Real Estate Investment Trusts	2.7
Telephone-Integrated	2.4
Applications Software	2.2
Oil Companies-Integrated	2.2
Web Portals/ISP	2.1
Beverages-Non-alcoholic	2.1
Electric-Integrated	2.0
Diversified Financial Services	1.9
Repurchase Agreements	1.8
Exchange-Traded Funds	1.7
Commercial Services-Finance	1.7
Cosmetics & Toiletries	1.6
Enterprise Software/Service	1.5
Medical Products	1.5
Cable/Satellite TV	1.5
United States Treasury Bonds	1.5
Retail-Restaurants	1.5
Computers	1.5
Insurance-Multi-line	1.4
Insurance-Life/Health	1.4
Banks-Commercial	1.3
Electronic Components-Semiconductors	1.3
Networking Products	1.3
Medical-Biomedical/Gene	1.2
Medical Instruments	1.1
Computer Services	1.0
E-Commerce/Services	1.0
Federal National Mtg. Assoc.	1.0
Transport-Rail	0.9
Oil Companies-Exploration & Production	0.9
Electronic Forms	0.9
Food-Misc./Diversified	0.9
Aerospace/Defense	0.8
Pipelines	0.8
Government National Mtg. Assoc.	0.6
Uniform Mtg. Backed Securities	0.6
Chemicals-Diversified	0.6
Instruments-Controls	0.6
Retail-Discount	0.6
Finance-Credit Card	0.6
Semiconductor Components-Integrated Circuits	0.6
Non-Hazardous Waste Disposal	0.6
Medical-Wholesale Drug Distribution	0.5
Airlines	0.5
Diagnostic Equipment	0.5
Independent Power Producers	0.5
Electronic Measurement Instruments	0.5
Electric Products-Misc.	0.5
Semiconductor Equipment	0.5
Advertising Agencies	0.5
Investment Management/Advisor Services	0.4
Retail-Building Products	0.4
Oil Refining & Marketing	0.4
Machinery-Construction & Mining	0.4
Chemicals-Specialty	0.4
Cellular Telecom	0.4%
Food-Retail	0.4
Hotels/Motels	0.4
Auto-Cars/Light Trucks	0.4
Insurance-Reinsurance	0.4
Metal-Diversified	0.3
Apparel Manufacturers	0.3
Engines-Internal Combustion	0.3
Internet Content-Information/News	0.3
Diversified Manufacturing Operations	0.3
Retail-Consumer Electronics	0.3
Finance-Consumer Loans	0.3
Computer Aided Design	0.3
Office Automation & Equipment	0.3
Real Estate Operations & Development	0.3
Finance-Leasing Companies	0.3
Agricultural Biotech	0.3
Real Estate Management/Services	0.3
Building-Residential/Commercial	0.3
Agricultural Chemicals	0.3
Electronic Components-Misc.	0.3
Building & Construction Products-Misc.	0.3
Computer Data Security	0.3
Food-Confectionery	0.3
Brewery	0.3
Finance-Investment Banker/Broker	0.3
Machinery-General Industrial	0.2
Coatings/Paint	0.2
Private Equity	0.2
Broadcast Services/Program	0.2
Auto/Truck Parts & Equipment-Original	0.2
Finance-Auto Loans	0.2
Rental Auto/Equipment	0.2
Commercial Services	0.2
Electric-Distribution	0.2
Distribution/Wholesale	0.2
Steel-Producers	0.2
Medical-Hospitals	0.2
Data Processing/Management	0.2
Building & Construction-Misc.	0.2
Audio/Video Products	0.2
Internet Content-Entertainment	0.2
Auto-Heavy Duty Trucks	0.2
Electric-Generation	0.2
Aerospace/Defense-Equipment	0.2
Building Products-Cement	0.2
Machinery-Electrical	0.2
Machinery-Pumps	0.2
Internet Infrastructure Software	0.2
Television	0.2
Import/Export	0.2
Containers-Metal/Glass	0.2
Containers-Paper/Plastic	0.2
Funeral Services & Related Items	0.2
Publishing-Periodicals	0.1
Toys	0.1
Tobacco	0.1
E-Services/Consulting	0.1
Airport Development/Maintenance	0.1
Cruise Lines	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Food-Wholesale/Distribution	0.1%
Consulting Services	0.1
Casino Services	0.1
Rubber-Tires	0.1
Telecommunication Equipment	0.1
Building-Heavy Construction	0.1
Transport-Services	0.1
Retail-Apparel/Shoe	0.1
Telecom Services	0.1
Retail-Misc./Diversified	0.1
Radio	0.1
Dental Supplies & Equipment	0.1
Pharmacy Services	0.1
Gambling (Non-Hotel)	0.1
Food-Dairy Products	0.1
Photo Equipment & Supplies	0.1
Internet Security	0.1
Entertainment Software	0.1
Finance-Other Services	0.1
Medical-Outpatient/Home Medical	0.1
Retail-Convenience Store	0.1
Medical-HMO	0.1
Diversified Minerals	0.1
Metal-Iron	0.1
Financial Guarantee Insurance	0.1
Casino Hotels	0.1
Computers-Integrated Systems	0.1
Beverages-Wine/Spirits	0.1
Municipal Bonds & Notes	0.1
Banks-Super Regional	0.1
Diversified Operations	0.1
Insurance Brokers	0.1
Medical Labs & Testing Services	0.1
Satellite Telecom	0.1
Textile-Apparel	0.1
Shipbuilding	0.1
Gas-Transportation	0.1
Oil & Gas Drilling	0.1
Building-Maintenance & Services	0.1
Theaters	0.1
Multimedia	0.1
100.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 74.1%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	6,810	$146,823
Omnicom Group, Inc.	5,849	457,977
		604,800
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	1,328
Aerospace/Defense — 0.8%
Dassault Aviation SA	33	46,672
Lockheed Martin Corp.	2,936	1,145,216
Teledyne Technologies, Inc.†	394	126,864
		1,318,752
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	1,280	159,846
Agricultural Biotech — 0.3%
Corteva, Inc.	17,593	492,604
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	6,943	341,596
UPL, Ltd.	1	4
		341,600
Airlines — 0.5%
Delta Air Lines, Inc.	13,486	776,794
Japan Airlines Co., Ltd.	3,200	95,111
		871,905
Airport Development/Maintenance — 0.1%
Aena SME SA*	1,164	213,328
Singapore Technologies Engineering, Ltd.	14,900	41,408
		254,736
Apparel Manufacturers — 0.3%
Hermes International	340	235,167
Kering SA	706	360,422
		595,589
Applications Software — 2.1%
Intuit, Inc.	3,823	1,016,689
Microsoft Corp.	16,647	2,314,432
Nuance Communications, Inc.†	3,561	58,080
ServiceNow, Inc.†	957	242,934
		3,632,135
Audio/Video Products — 0.2%
Sony Corp.	5,500	323,183
Auto-Cars/Light Trucks — 0.3%
Fiat Chrysler Automobiles NV	15,087	195,482
Peugeot SA	9,707	242,441
Porsche Automobil Holding SE (Preference Shares)	299	19,452
Toyota Motor Corp.	200	13,415
		470,790
Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
Volvo AB, Class B	16,968	$238,612
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	3,381	159,076
Faurecia SA	3,356	159,553
		318,629
Banks-Commercial — 1.1%
ABN AMRO Group NV CVA*	9,057	159,693
Banco Bilbao Vizcaya Argentaria SA	51,353	267,925
Bank Leumi Le-Israel B.M.	22,393	159,392
Bank Tabungan Pensiunan Nasional Syariah Tbk PT†	324,400	75,294
BOC Hong Kong Holdings, Ltd.	23,500	80,187
Commercial International Bank Egypt SAE GDR	23,087	106,271
Credicorp, Ltd.	542	112,974
Hang Seng Bank, Ltd.	7,900	170,915
HDFC Bank, Ltd.	13,836	239,527
Israel Discount Bank, Ltd., Class A	23,565	103,661
Itau Unibanco Holding SA ADR	13,912	117,000
KBC Group NV	1,747	113,683
Popular, Inc.	1,635	88,421
Sberbank of Russia PJSC ADR	6,559	92,942
Sumitomo Mitsui Trust Holdings, Inc.	2,200	79,744
		1,967,629
Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	30,915	1,683,013
Coca-Cola European Partners PLC	1,151	63,823
Coca-Cola HBC AG	5,758	188,104
Fomento Economico Mexicano SAB de CV ADR	2,347	214,938
PepsiCo, Inc.	8,869	1,215,940
		3,365,818
Brewery — 0.2%
Carlsberg A/S, Class B	1,667	246,645
Thai Beverage PCL	192,200	123,240
		369,885
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	8,367	222,813
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	929	89,834
China Lesso Group Holdings, Ltd.	114,000	108,389
Geberit AG	254	121,272
		319,495
Building & Construction-Misc. — 0.2%
HOCHTIEF AG	751	85,537
Obayashi Corp.	6,400	64,060
Taisei Corp.	3,400	132,380
		281,977
Building Products-Cement — 0.2%
CRH PLC	3,269	112,202
HeidelbergCement AG	2,307	166,789
		278,991

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.1%
ACS Actividades de Construccion y Servicios SA	4,127	$165,102
Building-Maintenance & Services — 0.1%
ServiceMaster Global Holdings, Inc.†	1,536	85,862
Building-Residential/Commercial — 0.2%
Berkeley Group Holdings PLC	1,101	56,571
Daiwa House Industry Co., Ltd.	3,200	104,264
PulteGroup, Inc.	2,519	92,069
Sekisui House, Ltd.	1,400	27,633
Taylor Wimpey PLC	39,472	78,379
		358,916
Cable/Satellite TV — 1.2%
Altice USA, Inc., Class A†	10,082	289,152
Comcast Corp., Class A	37,724	1,700,598
		1,989,750
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	10,383	215,304
Cellular Telecom — 0.3%
Hikari Tsushin, Inc.	600	130,333
Safaricom PLC	412,470	109,269
Telstra Corp., Ltd.	87,608	207,830
		447,432
Chemicals-Diversified — 0.5%
Arkema SA	1,266	118,186
Celanese Corp.	947	115,809
Covestro AG*	4,817	238,353
Eastman Chemical Co.	2,446	180,588
LyondellBasell Industries NV, Class A	717	64,150
PPG Industries, Inc.	1,160	137,472
Tosoh Corp.	5,700	75,878
		930,436
Chemicals-Specialty — 0.2%
NewMarket Corp.	192	90,641
Shin-Etsu Chemical Co., Ltd.	2,200	237,043
W.R. Grace & Co.	797	53,208
		380,892
Coatings/Paint — 0.2%
Asian Paints, Ltd.	7,032	174,962
Axalta Coating Systems, Ltd.†	5,149	155,242
Sherwin-Williams Co.	93	51,138
		381,342
Commercial Services — 0.2%
CoStar Group, Inc.†	168	99,658
Macquarie Infrastructure Corp.	1,489	58,771
Nielsen Holdings PLC	6,749	143,416
		301,845
Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	5,222	842,935
PayPal Holdings, Inc.	17,736	1,837,273
		2,680,208
Security Description	Shares	Value (Note 2)
Communications Software — 0.0%
Avaya Holdings Corp.†	595	$6,087
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,552	191,020
Cadence Design Systems, Inc.†	5,167	341,436
		532,456
Computer Data Security — 0.3%
Fortinet, Inc.†	5,961	457,566
Computer Services — 1.0%
Capgemini SE	1,191	140,486
Fujitsu, Ltd.	800	64,252
Genpact, Ltd.	3,021	117,064
Infosys, Ltd.	15,097	170,832
International Business Machines Corp.	5,295	769,999
Leidos Holdings, Inc.	3,295	282,974
Nomura Research Institute, Ltd.	5,500	109,818
NTT Data Corp.	2,400	31,131
		1,686,556
Computers — 1.4%
Apple, Inc.	10,376	2,323,913
Computers-Integrated Systems — 0.1%
Otsuka Corp.	2,900	116,208
Consulting Services — 0.1%
Verisk Analytics, Inc.	1,466	231,833
Containers-Metal/Glass — 0.1%
Ball Corp.	2,348	170,958
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	3,798	149,147
Cosmetics & Toiletries — 1.6%
Essity AB, Class B	6,632	193,506
LG Household & Health Care, Ltd.	135	147,761
Procter & Gamble Co.	14,321	1,781,246
Unilever NV	6,042	363,052
Unilever PLC	5,433	326,678
		2,812,243
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	4,874	252,327
Data Processing/Management — 0.1%
Fair Isaac Corp.	464	140,833
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	3,566	190,103
Diagnostic Equipment — 0.5%
Danaher Corp.	4,374	631,737
Thermo Fisher Scientific, Inc.	786	228,938
		860,675
Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	5,104	199,949
KAR Auction Services, Inc.	4,851	119,092
		319,041
Diversified Banking Institutions — 4.0%
BNP Paribas SA	6,364	310,288
Citigroup, Inc.	30,277	2,091,535

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Credit Agricole SA	14,119	$171,683
Goldman Sachs Group, Inc.	1,852	383,790
HSBC Holdings PLC	3,199	24,545
JPMorgan Chase & Co.	24,221	2,850,569
Morgan Stanley	16,043	684,555
Sumitomo Mitsui Financial Group, Inc.	8,600	295,393
		6,812,358
Diversified Financial Services — 0.1%
Hana Financial Group, Inc.	3,592	106,020
Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	4,726	582,290
Diversified Minerals — 0.1%
BHP Group PLC	6,420	137,304
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	11,500	101,101
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	3,759	28,960
E-Commerce/Products — 2.8%
Alibaba Group Holding, Ltd. ADR†	3,857	645,006
Amazon.com, Inc.†	1,888	3,277,398
eBay, Inc.	18,596	724,872
Rakuten, Inc.	8,500	83,827
		4,731,103
E-Commerce/Services — 1.0%
AfreecaTV Co., Ltd.	1,272	68,461
Booking Holdings, Inc.†	538	1,055,884
Expedia Group, Inc.	4,218	566,941
		1,691,286
E-Services/Consulting — 0.1%
CDW Corp.	2,093	257,941
Electric Products-Misc. — 0.5%
AMETEK, Inc.	3,041	279,225
Brother Industries, Ltd.	1,900	34,676
Emerson Electric Co.	5,489	366,995
Legrand SA	1,640	117,140
		798,036
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	10,803	326,035
Electric-Generation — 0.1%
E.ON SE	21,371	207,689
Vistra Energy Corp. CVR†(1)	1,362	1,171
		208,860
Electric-Integrated — 1.7%
AES Corp.	15,783	257,894
Cia Paranaense de Energia, Class B (Preference Shares)	11,380	135,877
CLP Holdings, Ltd.	7,000	73,295
Consolidated Edison, Inc.	687	64,901
Enel SpA	43,189	322,703
Entergy Corp.	2,238	262,652
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Evergy, Inc.	3,634	$241,879
Exelon Corp.	15,235	736,003
IDACORP, Inc.	716	80,672
Pinnacle West Capital Corp.	2,481	240,830
Public Service Enterprise Group, Inc.	7,899	490,370
		2,907,076
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	2,043	173,022
Hoya Corp.	3,300	269,401
		442,423
Electronic Components-Semiconductors — 1.2%
Broadcom, Inc.	2,221	613,151
MediaTek, Inc.	9,000	107,293
Samsung Electronics Co., Ltd.	12,751	520,240
Sino-American Silicon Products, Inc.	35,000	93,143
STMicroelectronics NV	4,684	90,755
Xilinx, Inc.	7,521	721,264
		2,145,846
Electronic Forms — 0.9%
Adobe, Inc.†	5,674	1,567,443
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	6,357	487,137
Keysight Technologies, Inc.†	3,270	318,007
		805,144
Electronic Parts Distribution — 0.0%
Sinbon Electronics Co., Ltd.	20,000	77,681
Electronics-Military — 0.0%
Thales SA	291	33,492
Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,508	570,646
Enterprise Software/Service — 1.5%
Black Knight, Inc.	1,943	118,639
Oracle Corp.	34,026	1,872,451
Veeva Systems, Inc., Class A†	3,759	573,962
		2,565,052
Entertainment Software — 0.1%
Nexon Co., Ltd.†	12,700	154,134
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	6,711	222,537
Finance-Consumer Loans — 0.3%
OneMain Holdings, Inc.	1,655	60,705
Synchrony Financial	13,964	476,033
		536,738
Finance-Credit Card — 0.6%
Capital One Financial Corp.	5,831	530,505
Discover Financial Services	5,370	435,453
		965,958
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.	8,117	354,632

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	33,219	$134,230
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	42,956
ORIX Corp.	15,900	237,952
		415,138
Finance-Other Services — 0.1%
Deutsche Boerse AG	951	148,661
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	10,393	130,744
Food-Confectionery — 0.3%
Hershey Co.	2,892	448,231
Food-Dairy Products — 0.1%
Nestle India, Ltd.	859	169,103
Food-Meat Products — 0.0%
WH Group, Ltd.*	24,500	22,171
Food-Misc./Diversified — 0.8%
Associated British Foods PLC	5,583	158,064
Mondelez International, Inc., Class A	15,545	859,949
Nestle SA	3,486	378,141
Wilmar International, Ltd.	21,100	57,076
		1,453,230
Food-Retail — 0.4%
Dino Polska SA†*	1,975	77,414
Shoprite Holdings, Ltd.	12,359	100,257
Tesco PLC	19,277	57,164
Woolworths Group, Ltd.	10,707	269,757
X5 Retail Group NV GDR	3,235	113,061
		617,653
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	947	75,192
US Foods Holding Corp.†	4,042	166,126
		241,318
Funeral Services & Related Items — 0.1%
Fu Shou Yuan International Group, Ltd.	109,000	96,429
Gambling (Non-Hotel) — 0.0%
Genting Singapore, Ltd.	130,300	82,990
Gas-Transportation — 0.1%
Snam SpA	17,490	88,429
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	68
Hotels/Motels — 0.3%
Extended Stay America, Inc.	5,208	76,245
Hilton Worldwide Holdings, Inc.	5,017	467,133
		543,378
Import/Export — 0.2%
ITOCHU Corp.	12,200	252,901
Mitsui & Co., Ltd.	1,000	16,431
		269,332
Security Description	Shares	Value (Note 2)
Independent Power Producers — 0.4%
GenOn Holdings, Inc., Class A†(1)	54	$11,340
NRG Energy, Inc.	7,109	281,517
Vistra Energy Corp.	13,244	354,012
		646,869
Instruments-Controls — 0.6%
Honeywell International, Inc.	5,966	1,009,447
Insurance-Life/Health — 1.2%
Aflac, Inc.	7,682	401,922
Athene Holding, Ltd., Class A†	3,678	154,697
Aviva PLC	47,537	233,126
Legal & General Group PLC	76,873	234,720
Lincoln National Corp.	4,453	268,605
Prudential Financial, Inc.	5,470	492,026
Swiss Life Holding AG	107	51,138
Unum Group	5,187	154,158
		1,990,392
Insurance-Multi-line — 1.4%
Allianz SE	1,621	378,010
Allstate Corp.	3,081	334,843
American Financial Group, Inc.	850	91,672
Baloise Holding AG	681	122,062
Hartford Financial Services Group, Inc.	6,180	374,570
MetLife, Inc.	16,716	788,327
Ping An Insurance Group Co. of China, Ltd.	21,500	248,813
Zurich Insurance Group AG	78	29,847
		2,368,144
Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	1,006	67,120
Everest Re Group, Ltd.	519	138,101
IRB Brasil Resseguros S/A	12,603	114,232
Reinsurance Group of America, Inc.	785	125,506
		444,959
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	987	175,765
Kakao Corp.	848	96,102
		271,867
Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd.	12,600	534,740
Tencent Holdings, Ltd. ADR	1,406	58,532
		593,272
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,980	278,032
Internet Security — 0.1%
Proofpoint, Inc.†	1,208	155,892
Investment Companies — 0.0%
Investor AB, Class B	1,422	69,551
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,051	448,802
LPL Financial Holdings, Inc.	1,354	110,893
Raymond James Financial, Inc.	2,068	170,527
		730,222

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machine Tools & Related Products — 0.0%
Techtronic Industries Co., Ltd.	11,500	$80,706
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	3,091	390,424
Sandvik AB	15,085	234,914
		625,338
Machinery-Electrical — 0.2%
Hitachi, Ltd.	7,500	280,869
Machinery-General Industrial — 0.2%
IDEX Corp.	1,099	180,104
Roper Technologies, Inc.	529	188,642
		368,746
Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	407	52,654
Dover Corp.	2,192	218,235
		270,889
Medical Instruments — 1.1%
Edwards Lifesciences Corp.†	1,946	427,945
Medtronic PLC	13,139	1,427,158
		1,855,103
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	686	90,806
Medical Products — 1.5%
Abbott Laboratories	15,093	1,262,831
Cooper Cos., Inc.	627	186,219
Hill-Rom Holdings, Inc.	1,222	128,591
Hologic, Inc.†	3,255	164,345
i-SENS, Inc.	2,051	47,167
Koninklijke Philips NV	6,198	287,307
Sartorius Stedim Biotech	423	59,185
Zimmer Biomet Holdings, Inc.	2,980	409,064
		2,544,709
Medical-Biomedical/Gene — 1.2%
Advanz Pharma Corp.†	52	624
Amgen, Inc.	5,660	1,095,267
Biogen, Inc.†	2,326	541,539
Gilead Sciences, Inc.	6,051	383,512
		2,020,942
Medical-Drugs — 3.6%
AbbVie, Inc.	7,316	553,968
Allergan PLC	2,037	342,807
Astellas Pharma, Inc.	15,900	227,236
Bristol-Myers Squibb Co.	968	49,087
Eli Lilly & Co.	1,886	210,911
GlaxoSmithKline PLC	6,450	138,066
Ipsen SA	430	40,815
Johnson & Johnson	9,334	1,207,633
Merck & Co., Inc.	13,973	1,176,247
Novartis AG	4,044	351,081
Novo Nordisk A/S, Class B	6,975	360,154
Pfizer, Inc.	13,082	470,036
Roche Holding AG	1,891	551,463
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Shionogi & Co., Ltd.	4,500	$251,060
UCB SA	1,509	109,575
Zoetis, Inc.	1,669	207,941
		6,248,080
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	322	134,458
Medical-Wholesale Drug Distribution — 0.5%
Alfresa Holdings Corp.	3,000	67,312
AmerisourceBergen Corp.	2,583	212,658
Cardinal Health, Inc.	1,177	55,543
McKesson Corp.	3,831	523,544
Suzuken Co., Ltd.	1,400	75,549
		934,606
Metal-Diversified — 0.3%
Anglo American PLC	8,265	190,405
Boliden AB	1,279	29,430
Glencore PLC	1,344	4,049
Rio Tinto PLC	5,929	307,964
Rio Tinto, Ltd.	371	23,334
		555,182
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	22,050	132,243
Networking Products — 1.3%
Cisco Systems, Inc.	45,550	2,250,626
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	2,424	209,797
Sunny Friend Environmental Technology Co., Ltd.	11,000	96,263
Waste Management, Inc.	5,014	576,610
		882,670
Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	6,387	191,035
Zebra Technologies Corp., Class A†	1,629	336,177
		527,212
Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	16,982	967,634
MWO Holdings LLC†(1)(2)	10	338
Santos, Ltd.	32,955	172,774
		1,140,746
Oil Companies-Integrated — 2.1%
Chevron Corp.	18,276	2,167,534
Eni SpA	8,550	130,582
Equinor ASA	10,661	202,226
Exxon Mobil Corp.	1,856	131,052
Lukoil PJSC ADR	2,772	228,901
OMV AG	1,962	105,111
Royal Dutch Shell PLC, Class B	20,320	596,941
		3,562,347
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	152,000	16,471

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	1,086	$58,253
Phillips 66	6,496	665,190
		723,443
Patient Monitoring Equipment — 0.0%
Masimo Corp.†	277	41,215
Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.	3,600	158,653
Pipelines — 0.4%
Kinder Morgan, Inc.	30,163	621,659
Power Converter/Supply Equipment — 0.0%
Voltronic Power Technology Corp.	4,000	82,515
Private Equity — 0.2%
3i Group PLC	10,053	144,151
Partners Group Holding AG	301	230,896
		375,047
Publishing-Newspapers — 0.0%
News Corp., Class A	4,824	67,150
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	3,331	243,285
Radio — 0.0%
iHeartMedia, Inc., Class A†	26	390
Liberty Media Corp. — Liberty SiriusXM, Series A†	1,820	75,657
		76,047
Real Estate Investment Trusts — 2.4%
AGNC Investment Corp.	14,088	226,676
Annaly Capital Management, Inc.	28,475	250,580
Apartment Investment & Management Co., Class A	2,174	113,352
Apple Hospitality REIT, Inc.	3,925	65,077
AvalonBay Communities, Inc.	1,225	263,779
Brixmor Property Group, Inc.	8,532	173,114
Brookfield Property REIT, Inc., Class A	3,377	68,857
Camden Property Trust	1,276	141,649
Chimera Investment Corp.	2,985	58,387
Crown Castle International Corp.	4,046	562,434
Duke Realty Corp.	5,282	179,430
Equinix, Inc.	214	123,435
Equity LifeStyle Properties, Inc.	794	106,078
Federal Realty Investment Trust	849	115,583
Gaming and Leisure Properties, Inc.	3,154	120,609
Goodman Group	9,611	91,966
Invitation Homes, Inc.	7,786	230,543
Japan Prime Realty Investment Corp.	10	47,469
Klepierre SA	542	18,405
Liberty Property Trust	2,007	103,019
Medical Properties Trust, Inc.	9,401	183,884
New Residential Investment Corp.	10,969	171,994
Outfront Media, Inc.	3,092	85,896
STORE Capital Corp.	4,476	167,447
Sun Communities, Inc.	895	132,863
Two Harbors Investment Corp.	5,809	76,272
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
VICI Properties, Inc.	8,496	$192,434
Weingarten Realty Investors	2,202	64,144
		4,135,376
Real Estate Management/Services — 0.3%
A-Living Services Co., Ltd.*	52,750	122,857
CBRE Group, Inc., Class A†	4,100	217,341
Jones Lang LaSalle, Inc.	815	113,334
		453,532
Real Estate Operations & Development — 0.3%
CK Asset Holdings, Ltd.	33,000	224,716
Henderson Land Development Co., Ltd.	28,600	133,340
Kerry Properties, Ltd.	5,500	17,021
Sun Hung Kai Properties, Ltd.	6,500	93,971
Swire Properties, Ltd.	6,200	19,543
		488,591
Rental Auto/Equipment — 0.2%
Ashtead Group PLC	8,514	236,912
Cia de Locacao das Americas	5,768	70,383
		307,295
Retail-Apparel/Shoe — 0.1%
Industria de Diseno Textil SA	3,501	108,448
Li Ning Co., Ltd.	31,500	90,586
		199,034
Retail-Building Products — 0.4%
Lowe's Cos., Inc.	5,881	646,675
Wilcon Depot, Inc.	195,900	62,347
		709,022
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	8,470	584,345
Retail-Convenience Store — 0.1%
CP ALL PCL	38,000	100,638
Retail-Discount — 0.6%
Harvey Norman Holdings, Ltd.†	5,713	17,485
Walmart, Inc.	8,217	975,194
		992,679
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	1,400	44,044
Retail-Misc./Diversified — 0.1%
Clicks Group, Ltd.	7,880	111,923
Poya International Co., Ltd.	6,040	85,926
		197,849
Retail-Restaurants — 1.4%
Darden Restaurants, Inc.	3,376	399,111
Jubilant Foodworks, Ltd.	8,057	154,694
Starbucks Corp.	19,431	1,718,089
Yum China Holdings, Inc.	2,925	132,883
		2,404,777
Retail-Toy Stores — 0.0%
JUMBO SA	3,775	71,724

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber-Tires — 0.1%
Bridgestone Corp.	500	$19,443
Cie Generale des Etablissements Michelin SCA	1,897	211,990
		231,433
Satellite Telecom — 0.0%
Eutelsat Communications SA	1,429	26,608
Schools — 0.0%
New Oriental Education & Technology Group, Inc. ADR†	669	74,098
Semiconductor Components-Integrated Circuits — 0.6%
QUALCOMM, Inc.	8,045	613,673
Taiwan Semiconductor Manufacturing Co., Ltd.	38,039	335,102
		948,775
Semiconductor Equipment — 0.5%
KLA Corp.	3,295	525,388
Lam Research Corp.	897	207,306
Tokyo Electron, Ltd.	300	57,624
		790,318
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	128,000	88,951
Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	1,204	119,991
Steel Dynamics, Inc.	5,898	175,760
		295,751
Telecom Services — 0.1%
Megacable Holdings SA de CV	16,818	67,744
Telekomunikasi Indonesia Persero Tbk PT	433,100	130,831
		198,575
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,797	168,226
Telephone-Integrated — 1.9%
AT&T, Inc.	4,193	158,663
BT Group PLC	29,321	64,425
Deutsche Telekom AG	13,337	223,895
KDDI Corp.	11,200	292,769
Nippon Telegraph & Telephone Corp.	3,500	167,401
SoftBank Group Corp.	2,800	109,976
Telephone & Data Systems, Inc.	2,788	71,930
Verizon Communications, Inc.	36,600	2,209,176
		3,298,235
Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	2,908	124,288
Textile-Apparel — 0.1%
Shenzhou International Group Holdings, Ltd.	7,200	94,724
Tobacco — 0.1%
British American Tobacco PLC	3,632	134,281
Imperial Brands PLC	5,543	124,518
		258,799
Security Description	Shares/ Principal Amount	Value (Note 2)
Toys — 0.1%
Nintendo Co., Ltd.	700	$260,618
Transport-Rail — 0.9%
Aurizon Holdings, Ltd.	40,831	162,772
Norfolk Southern Corp.	2,702	485,441
Union Pacific Corp.	4,916	796,294
West Japan Railway Co.	1,300	110,120
		1,554,627
Transport-Services — 0.1%
Deutsche Post AG	5,658	188,990
Kamigumi Co., Ltd.	1,200	27,185
		216,175
Water Treatment Systems — 0.0%
Clean TeQ Holdings, Ltd.†	178,108	36,694
Web Portals/ISP — 2.1%
Alphabet, Inc., Class A†	2,927	3,574,277
Yandex NV, Class A†	2,910	101,879
		3,676,156
Wire & Cable Products — 0.0%
KEI Industries, Ltd.	10,485	79,317
Total Common Stocks (cost $113,966,479)		127,056,807
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	16,822
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 7.94% (3 ML+5.79%) (cost $14,579)	580	15,202
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
BB&T Corp. 4.80% due 09/01/2024(4)	$25,000	25,000
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	9,000	9,099
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	93,687
		102,786
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	46,519
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	66,642
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,563

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(4)	$52,000	$52,585
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,933
		183,242
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 4.27% (3 ML+2.11%) due 05/15/2067	50,000	42,062
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	38,637
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	53,366
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(4)	65,000	61,425
TransCanada Trust 5.30% due 03/15/2077	40,000	39,800
		101,225
Total Preferred Securities/Capital Securities (cost $520,731)		546,318
ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 3.39% (12 MTA+0.94%) due 06/25/2046(5)	9,956	9,251
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	242,115	2
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.92% due 04/12/2038*(3)(6)	126,000	129,195
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.55% due 08/10/2049(3)(6)(7)	285,029	20,910
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.27% due 04/15/2044*(3)(6)	101,000	105,530
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.93% due 09/10/2045*(3)(6)(7)	224,464	9,519
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	50,000	53,195
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	68,000	71,901
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.93% due 05/25/2035(3)(5)	$18,990	$19,679
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.55% due 12/10/2046*(3)(6)(7)	12,598	0
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.07% due 12/10/2047(3)(6)(7)	399,403	14,321
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.10% due 08/10/2050(3)(6)(7)	454,946	15,111
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.15% due 05/10/2047(3)(6)(7)	284,202	10,910
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.19% due 08/10/2047(3)(6)(7)	742,717	30,911
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.19% due 11/10/2047(3)(6)(7)	575,821	25,118
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.26% due 08/10/2047(3)(6)(7)	292,101	12,866
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.33% due 08/10/2046(3)(6)(7)	283,943	9,497
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	60,590
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.22% due 03/10/2046*(3)(6)	53,000	53,658
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.60% due 12/10/2047(3)(6)	18,000	18,599
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	12,000	13,023
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.95% due 05/10/2047(3)(6)	104,000	111,079
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.30% due 07/10/2046*(3)(6)	78,000	79,642
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.21% due 05/15/2038*(3)(6)(7)	9,973	231
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.65% due 02/15/2040*(3)(6)(7)	57,438	241
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.87% due 09/15/2039*(3)(6)(7)	2,755	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 1.00% due 04/15/2050(3)(6)(7)	1,022,892	37,234

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.42% due 04/15/2050(3)(6)	$81,000	$85,622
CSMC Trust VRS Series 2016-NXSR, Class C 4.51% due 12/15/2049(3)(6)	37,000	39,043
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.51% due 08/10/2044*(3)(6)	132,000	137,483
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.71% due 07/10/2044*(3)(6)	102,000	106,277
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.96% due 05/10/2050(3)(6)(7)	392,422	12,359
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.65% due 02/10/2046(3)(6)(7)	759,891	32,147
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	33,991
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.85% due 06/10/2047(3)(6)	68,000	71,884
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.56% due 08/10/2044*(3)(6)	100,000	103,683
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.51% due 09/12/2037*(3)(6)(7)	47,776	86
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,514
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	69,000	70,587
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,756
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.32% due 05/15/2045(3)(6)	57,000	58,045
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.93% due 01/15/2047(3)(6)(7)	670,223	18,462
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.71% due 09/15/2047(3)(6)	19,000	19,610
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.86% due 08/15/2046(3)(6)	$79,000	$83,713
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	41,434
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, ClassC 5.37% due 11/15/2045(3)(6)	55,000	59,884
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.51% due 11/15/2040*(3)(6)(7)	66,702	6
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.28% due 04/15/2041(3)(6)	12,840	13,153
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(3)(5)	8,446	8,566
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	38,096	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.53% due 07/15/2045*(3)(6)(7)	2,610	2
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.14% due 05/15/2044*(3)(6)(7)	747	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.27% due 08/15/2047(3)(6)(7)	117,115	4,722
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.70% due 12/15/2048(3)(6)	19,000	19,462
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	71,563
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.66% due 08/15/2047(3)(6)	85,000	90,031
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.92% due 10/15/2046(3)(6)	55,000	59,565
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.04% due 11/15/2049(3)(6)	27,000	28,429
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.29% due 07/15/2049*(3)(6)	43,000	43,589

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Asset Trust FRS Series 2018-SL1, Class A 2.75% (1 ML+0.60%) due 01/25/2046*	$68,842	$68,197
UBS Commercial Mtg.Trust VRS Series 2012-C1, Class C 5.73% due 05/10/2045*(3)(6)	30,000	31,710
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.20% due 08/10/2049*(3)(6)	25,000	26,414
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	24,170
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 2.94% (1 ML+0.92%) due 10/25/2044(5)	28,641	28,571
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	29,000	29,539
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	111,614
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.92% due 10/15/2045*(3)(6)	34,000	35,340
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.34% due 03/15/2045*(3)(6)(7)	237,146	7,988
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.70% due 12/15/2045*(3)(6)(7)	172,433	7,166
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.06% due 11/15/2045*(3)(6)(7)	105,061	5,027
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	23,566
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	47,000	48,339
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	18,000	18,598
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(3)(6)	24,000	25,917
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	72,134
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.52% due 12/15/2045(3)(6)	18,000	18,049
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(3)(6)	$20,000	$21,631
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.97% due 06/15/2045*(3)(6)	55,000	53,760
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.97% due 11/15/2045*(3)(6)	51,000	51,761
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.84% due 02/15/2044*(3)(6)	26,000	26,645
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.86% due 03/15/2044*(3)(6)	34,000	29,530
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.86% due 11/15/2044*(3)(6)	101,000	106,624
Total Asset Backed Securities (cost $3,605,585)		3,140,172
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $4,683)	5,000	4,581
U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	79,560
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	15,812
		95,372
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,058
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,312
		12,370
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	57,722
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026*	38,000	40,820
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028*	25,000	28,086
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	15,000	16,106

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	$25,000	$26,313
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	28,875
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,188
		145,388
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	70,909
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	20,000	19,600
		90,509
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	983	993
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,525
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	20,369
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	43,249
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	82,320
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	5,000	5,225
		151,163
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	15,369
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	38,342
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,095
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,347
		71,153
Security Description	Principal Amount	Value (Note 2)
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	$20,000	$20,525
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	25,375
		45,900
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	44,000	44,223
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,119
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	17,040
		19,159
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	9,200
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	13,763
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,587
		37,550
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	5,000	5,356
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	9,000	9,795
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	62,000	69,431
		79,226
Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	19,283
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	12,000	13,106
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	17,000	19,759

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	$14,000	$18,322
		70,470
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,419
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	8,000	8,789
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	20,750
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	25,000	25,938
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	6,268	6,769
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	17,299	18,688
iHeartCommunications, Inc./Clear Channel Communications, Inc. Escrow Notes 9.00% due 12/15/2019†(2)	21,000	0
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	31,225
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,578
		137,156
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	25,977
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	13,000	13,520
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	15,000	16,163
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,000
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	15,488
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	56,941
Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	$20,000	$20,600
		153,689
Building & Construction-Misc. — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	20,000	19,675
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	15,581
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,968
		46,224
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	18,000	18,720
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	5,019
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,950
		9,969
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	25,000	25,844
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	18,900
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	21,316
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	10,150
		50,366
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,763
Installed Building Products, Inc. Company Guar. Notes 5.75% due 02/01/2028*	5,000	5,156
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,613
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,925

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	$20,000	$24,400
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,425
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	10,650
		100,932
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,173
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	105,000	111,825
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,948
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	25,000	26,425
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	13,163
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	23,970
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	34,071
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,241
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	57,590
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	29,987
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	14,011
Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	$25,000	$26,203
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	81,700
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	31,247
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	39,650
		529,204
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,275
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,300
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,375
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,425
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	26,469
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	30,000	30,825
		124,744
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	10,000	10,950
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,225
		16,175
Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,193

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	$15,000	$16,167
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	17,074
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	47,234
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,125
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,147
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	15,000	15,697
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	10,000	10,750
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,093
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	31,079
		159,559
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	22,809
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,216
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	31,000	32,008
Westlake Chemical Corp. Senior Bonds 4.38% due 11/15/2047	14,000	13,760
		88,793
Chemicals-Specialty — 0.2%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	8,625
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	5,000	4,938
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	9,425
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	69,319
Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty (continued)
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	$40,000	$40,800
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	20,000	19,800
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	44,183
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,425
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	30,000	30,900
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,938
		265,353
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	25,000	25,000
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	36,604
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co.Company Guar. Notes 5.00% due 04/15/2022*	25,000	25,070
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	12,862
		37,932
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	22,230
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	16,754
		38,984
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	23,862
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	35,000	36,050
		59,912

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	$4,000	$3,680
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	33,897
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	95,000	106,835
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	20,000	21,080
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,551
		172,363
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	51,437
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,231
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,175
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	31,132
		41,307
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	35,000	35,961
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	25,000	23,633
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	12,150
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	25,000	26,512
		98,256
Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,175
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,931
Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	$15,000	$15,394
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,083
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,462
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,383
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	27,380
		70,808
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	5,000	5,450
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,089
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	14,102
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	72,000	80,311
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	88,496
		191,448
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,213
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,300
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,238
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	10,550
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,162
		36,250

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	$40,000	$42,346
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	114,563
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	63,622
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	81,869
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	12,149
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	52,734
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	95,296
		462,579
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,550
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	31,870
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	36,042
		67,912
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,256
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	30,000	31,125
		36,381
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	10,000	10,400
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	15,000	15,525
		25,925
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	32,765
Security Description	Principal Amount	Value (Note 2)
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	$30,000	$30,199
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	25,650
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,297
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	26,155
Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	10,000	10,531
		102,832
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	5,112
AES Corp. Senior Notes 4.88% due 05/15/2023	5,000	5,087
AES Corp. Senior Notes 5.13% due 09/01/2027	30,000	31,875
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,162
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	44,819
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	25,380
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	34,627
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	7,030
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	11,292
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	60,176
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	54,000	57,542
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	7,174
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	44,451

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	$10,000	$10,355
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	21,102
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	25,589
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020	11,000	17
		422,790
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	46,194
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	50,000	52,509
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	10,000	10,562
		109,265
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	20,606
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	30,675
Enterprise Software/Service — 0.0%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	15,000	15,244
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	30,631
		45,875
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	45,000	50,401
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,297
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	56,000	77,420
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	5,000	5,350
Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans (continued)
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	$5,000	$5,187
		152,655
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	9,250
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	15,978
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	42,068
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	35,000	36,400
		78,468
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	17,000	16,761
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	15,466
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	47,335
		79,562
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	10,425
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	5,325
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,062
		40,812
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,163
Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,992

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson's LLC Company Guar. Notes 7.50% due 03/15/2026*	$10,000	$11,125
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	5,800
		16,925
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,050
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	10,000	10,245
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,656
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,375
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,769
		72,045
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	25,560
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	25,000	26,521
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	22,000	22,880
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 5.13% due 10/01/2029*	15,000	15,719
		90,680
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	25,125
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	10,000	10,438
Clean Harbors, Inc. Senior Notes 5.13% due 07/15/2029*	5,000	5,300
		15,738
Security Description	Principal Amount	Value (Note 2)
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	$15,000	$15,694
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	5,094
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	70,000	73,727
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	10,475
		89,296
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	10,350
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	20,350
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,068
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(2)	20,000	0
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	35,000	36,015
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	67,721
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	10,000	10,753
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,750
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	10,000	10,834
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,952
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,725
		191,518
Insurance Brokers — 0.1%
Alliant Holdings Intermediated LLC Company Guar. Notes 8.25% due 08/01/2023*	10,000	10,212
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	20,544

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	$33,000	$37,323
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,150
		78,229
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	26,870
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	16,425
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	22,170
		65,465
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	33,921
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	32,000	54,461
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	29,458
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	15,262
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	27,157
Netflix, Inc. Senior Notes 6.38% due 05/15/2029*	5,000	5,538
		47,957
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.75% due 09/15/2024*	10,000	9,990
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,130
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026*	15,000	15,731
Security Description	Principal Amount	Value (Note 2)
Investment Companies (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	$10,000	$10,400
		41,251
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	15,686
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	35,000	37,723
Oshkosh Corp. Senior Bonds 5.38% due 03/01/2025	15,000	15,581
		53,304
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Notes 9.25% due 10/15/2024*	10,000	9,637
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(8)	5,000	4,488
		14,125
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	25,685
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	25,000	26,594
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,400
		62,679
Medical Labs & Testing Services — 0.0%
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(8)	5,000	5,044
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	27,000	28,663
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	5,125
		33,788
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	12,039

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	$23,000	$26,929
		38,968
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	10,000	11,362
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,835
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	110,000	117,493
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	82,066
		227,756
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,303
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,231
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,603
Molina Healthcare, Inc. Senior Notes 4.88% due 06/15/2025*	5,000	5,025
Molina Healthcare, Inc. Senior Notes 5.38% due 11/15/2022	10,000	10,600
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	87,580
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,206
WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*	5,000	5,337
		149,885
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	55,000	54,634
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	15,000	11,381
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	14,963
Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	$17,000	$13,515
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	36,704
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	20,000	21,839
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	50,108
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	11,243
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,325
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	10,277
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	40,000	41,050
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	31,001
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	20,000	20,831
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	20,000	21,631
		342,502
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	10,000	8,700
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	10,200
		18,900
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	10,000	9,550
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	6,000	6,323
		15,873
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	20,000	20,974

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Aluminum (continued)
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	$15,000	$15,675
		36,649
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	4,505
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,645
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	36,329
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,538
		63,512
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,412
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	15,861
		31,273
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044*	20,000	25,910
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024*	20,000	24,267
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045*	10,000	17,473
		67,650
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,225
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	10,500
		20,725
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	25,000	18,500
Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	$6,000	$5,273
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,615
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,325
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	5,000	4,175
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	10,997
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	4,455
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	25,000	18,062
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	5,000	3,401
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	4,179
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	44,693
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	16,000
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	17,000	15,767
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	26,089
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	20,000	21,250
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	71,887
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	10,000	7,500
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	15,000	13,519
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	16,013

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	$10,000	$8,100
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	13,987
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	4,575
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	8,975
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	3,833
SM Energy Co. Senior Notes 6.63% due 01/15/2027	5,000	4,313
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	4,375
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	15,075
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	10,250
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,250
		382,933
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	20,852
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	64,274
		85,126
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	15,000	14,887
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)	20,000	2
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	5,000	4,050
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	10,000	6,812
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	5,000	2,825
Security Description	Principal Amount	Value (Note 2)
Oil-Field Services (continued)
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)	$5,000	$1
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	10,000	10,375
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027*	5,000	5,163
		44,115
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,363
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,812
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,250
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	4,000	4,155
		26,580
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	98,000	102,623
CVS Health Corp. Senior Notes 3.70% due 03/09/2023	2,000	2,082
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	58,462	72,175
		176,880
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	88,000	96,305
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	15,000	16,689
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	21,050
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	41,458
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,530
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	67,000	74,481

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	$2,000	$2,429
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,830
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	16,211
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	25,000	26,125
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	25,000	26,094
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,580
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	33,042
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	37,034
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	18,744
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	10,000	10,150
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	9,774
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	35,000	35,395
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	15,000	16,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,463
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	5,000	5,136
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	51,000	54,210
		576,096
Security Description	Principal Amount	Value (Note 2)
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	$30,000	$31,616
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	20,000	20,325
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	19,700
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	10,300
Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	20,000	20,900
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	15,000	15,525
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	75,000	77,437
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,988
		118,850
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	26,000
American Tower Corp. Senior Notes 3.55% due 07/15/2027	20,000	21,060
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	27,529
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	58,494
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,784
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,694
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	110,551
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	66,000	71,156
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,319

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	$10,000	$10,340
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	11,015
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,999
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	8,000	7,656
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	10,000	10,350
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	10,227
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	5,000	5,169
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,264
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	5,106
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	5,187
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,481
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	15,514
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	28,022
		477,917
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	18,877
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	14,556
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*	5,000	4,645
		38,078
Security Description	Principal Amount	Value (Note 2)
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	$20,000	$20,800
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	10,000	8,487
		29,287
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,950
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	49,419
		65,369
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	20,000	20,675
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	20,700
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	35,000	37,318
		58,018
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,031
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,288
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	15,688
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,187
		43,194
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	5,000	5,050
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	9,799
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	10,000	10,325
		25,174

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	$10,000	$10,331
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	15,867
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	20,654
		36,521
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,831
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	41,212
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	20,000	20,550
		61,762
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,437
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	15,638
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,413
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	20,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,877
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	5,000	5,163
		93,278
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	14,000	13,948
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	15,427
Security Description	Principal Amount	Value (Note 2)
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	$15,000	$15,825
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,238
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,394
		36,457
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,219
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,424
		15,643
Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)	31,000	0
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	10,000	9,050
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,144
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	5,000	5,174
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	15,037
		34,405
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	75,000	82,837
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,545
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	10,000	9,999
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	30,000	13,725
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	5,000	5,045
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	280,759

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	$60,000	$65,412
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	129,000	146,257
		609,579
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	17,844
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	6,396
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	30,000	32,553
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	22,776
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	25,000	27,467
Nexstar Escrow, Inc. Senior Sec. Notes 5.63% due 07/15/2027*	5,000	5,237
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	10,000	10,287
		122,560
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,532
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	15,000	13,613
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	5,000	4,525
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	18,247
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,180
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	20,000	21,275
		72,372
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	17,100
Security Description	Principal Amount	Value (Note 2)
Transactional Software — 0.0%
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	$15,000	$15,857
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,285
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,300
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	16,353
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	35,000	35,100
Total U.S. Corporate Bonds & Notes (cost $10,351,311)		10,965,746
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	25,000	25,000
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	10,000	9,958
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	5,000	5,400
		40,358
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	49,568
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	5,000	5,263
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,187
		20,450
Banks-Commercial — 0.2%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	10,371
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	137,340

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	$10,000	$10,011
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	55,223
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	19,687
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	33,129
		265,761
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	25,000	26,582
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	38,584
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,212
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,094
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	5,000	5,025
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	5,000	5,250
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	10,000	10,400
		26,769
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,087
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,725
		32,812
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	38,658
Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	$5,000	$4,729
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	19,750
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	15,795
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	65,100
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	37,537
		118,432
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,716
Teck Resources, Ltd. Senior Notes 3.75% due 02/01/2023	5,000	5,102
		10,818
Electronic Components-Misc. — 0.0%
Legrand France SA Senior Notes 8.50% due 02/15/2025	29,000	37,196
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	5,000	5,200
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	5,000	5,013
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	20,000	21,050
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	15,000	16,631
		37,681
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	21,047
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	59,498

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	$5,000	$5,162
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000	5,232
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	20,000	21,617
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	51,812
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,169
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,764
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,386
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	16,385
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	11,225
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	2,953
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	23,447
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	28,890
		187,880
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,137
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	50,000	53,338
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	5,000	3,250
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	7,200
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drillings (continued)
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	$20,000	$18,450
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	8,900	9,034
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	10,000	10,400
Transocean Sentry, Ltd. Senior Sec. Notes 5.38% due 05/15/2023*	15,000	14,981
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	5,000	3,525
Valaris PLC Senior Notes 7.75% due 02/01/2026	5,000	2,676
		69,516
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,600
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	25,000	24,125
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	15,000	15,300
		44,025
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	12,226
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	38,702
		50,928
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,150
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	16,408
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	51,978
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	5,000	5,032

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	$15,000	$15,436
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	4,989
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	20,681
		46,138
Satellite Telecom — 0.1%
Intelsat Connect Finance SA Company Guar. Notes 9.50% due 02/15/2023*	35,000	32,364
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	35,000	36,558
		68,922
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	5,000	5,627
ArcelorMittal Senior Notes 7.00% due 10/15/2039	12,000	14,533
		20,160
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	70,267
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	10,000	10,125
		80,392
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,312
Total Foreign Corporate Bonds & Notes (cost $1,531,820)		1,613,564
LOANS(9)(10)(11) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 5.53% (1 ML+3.50%) due 11/06/2024	34,512	34,361
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 6.10% (1 ML+4.00%) due 05/01/2026	4,375	4,401
Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
AZEK Co., LLC FRS BTL-B 5.93% (6 ML +3.75%) due 09/30/2020	$4,652	$4,634
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 6.35%-6.51% (3 ML +4.25%) due 06/21/2024	2,623	2,553
Brand Industrial Services, Inc. FRS BTL 6.52% (2 ML +4.25%) due 06/21/2024	2,302	2,240
		4,793
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 5.29% (3 ML+3.00%) due 11/03/2023	4,937	4,517
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 5.60% (1 ML +3.50%) due 06/21/2024	50	38
Revlon Consumer Products Corp. FRS BTL-B 6.35%-6.51% (3 ML +4.25%) due 06/21/2024	9,526	7,233
		7,271
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 5.56% (3 ML+3.25%) due 06/30/2025	9,750	9,415
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 5.31% (1 ML+3.25%) due 02/28/2025	9,875	8,962
Robertshaw US Holding Corp. FRS 2nd Lien 10.06% (1 ML +8.00%) due 02/28/2026	10,000	8,400
		17,362
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL 5.04% (1 ML +3.00%) due 03/28/2025	19,700	18,855
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 6.79% (1 ML +4.75%) due 11/17/2022	5,000	4,478

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(9)(10)(11) (continued)
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 6.80% (1 ML +4.75%) due 04/16/2021	$2,190	$2,171
Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 11.51% (3 ML +9.25%) due 05/21/2024	14,923	4,477
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 4.79% (1 ML +2.75%) due 07/06/2021	6,867	6,764
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL-B 6.28% (1 ML +4.25%) due 12/15/2024	12,300	11,654
Avaya, Inc. FRS BTL-B 6.43% (2 ML +4.25%) due 12/15/2024	7,388	7,000
		18,654
Total Loans (cost $159,507)		142,153
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	40,926
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	19,459
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	46,232
Total Municipal Bonds & Notes (cost $70,172)		106,617
U.S. GOVERNMENT AGENCIES — 2.2%
Federal Home Loan Mtg. Corp. — 0.0%
5.50% due 06/01/2035	2,599	2,939
7.50% due 10/01/2029	2,876	3,241
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HQA2, Class M2 4.32% (1 ML+2.30%) due 10/25/2048*(5)	10,000	10,114
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 11.76% (-2.56 * 1 ML+16.95) due 06/15/2034(5)(12)	8,457	9,902
Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 3065, Class DC 13.78% (-3 * 1 ML+19.86) due 03/15/2035(5)(12)	$19,665	$28,058
Series 3072, Class SM 16.36% (-3.67 * 1 ML+23.8) due 11/15/2035(5)(12)	11,501	17,960
		72,214
Federal National Mtg. Assoc. — 1.0%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 4.12% (1 ML +2.10%) due 06/25/2039*(5)	20,000	20,074
Series 2014-C02, Class 2M2 4.62% (1 ML + 2.60%) due 05/25/2024(5)	57,909	60,023
Series 2017-C01, Class 1M2 5.57% (1 ML+3.55%) due 07/25/2029(5)	15,000	15,765
Series 2015-C01, Class 1M2 6.32% (1 ML+4.30%) due 02/25/2025(5)	11,004	11,655
Series 2016-C03, Class 1M2 7.32% (1 ML+5.30%) due 10/25/2028(5)	10,000	10,827
Series 2016-C02, Class 1M2 8.02% (1 ML+6.00%) due 09/25/2028(5)	227,000	247,490
Federal National Mtg. Assoc. 3.00% due 09/01/2046	607,186	621,892
3.00% due 10/01/2046	233,404	239,026
3.50% due 01/01/2047	23,790	24,625
4.00% due 09/01/2020	675	702
4.50% due 03/01/2020	231	239
4.50% due 04/01/2020	97	100
4.50% due 09/01/2020	621	640
4.50% due 11/01/2020	318	327
5.00% due 03/01/2021	471	486
6.00% due 06/01/2036	1,054	1,209
6.50% due 01/01/2036	4	5
6.50% due 06/01/2036	6,400	7,181
6.50% due 07/01/2036	2,859	3,313
6.50% due 09/01/2036	7,849	8,967
6.50% due 11/01/2036	19,813	22,278
7.00% due 06/01/2033	2,986	3,393
7.00% due 04/01/2035	4,624	5,371
7.50% due 04/01/2024	3,215	3,394
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2017-C02, Class 2ED3 3.37% (1 ML+1.35%) due 09/25/2029(5)	14,695	14,715
Series 2018-C05, Class 1M2 4.37% (1 ML+2.35%) due 01/25/2031(5)	13,000	13,147

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-C04, Class 1M2 6.27% (1 ML+4.25%) due 01/25/2029(5)	$220,000	$232,370
Series 2015-C03, Class 2M2 7.02% (1 ML+5.00%) due 07/25/2025(5)	11,421	12,090
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(3)(5)(7)	59,910	895
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 14.19% (-3 * 1 ML+20.25) due 08/25/2035(5)(12)	5,252	6,940
Series 2005-122, Class SE 16.04% (-3.5 * 1 ML+23.1) due 11/25/2035(5)(12)	5,801	7,843
Series 2006-8, Class HP 17.17% (-3.67 * 1 ML+24.57) due 03/25/2036(5)(12)	11,915	18,779
		1,615,761
Government National Mtg. Assoc. — 0.6%
3.50% due October 30 TBA	1,000,000	1,035,957
6.50% due 08/20/2037	11,825	13,784
6.50% due 09/20/2037	2,893	3,373
		1,053,114
Uniform Mtg. Backed Securities — 0.6%
4.00% due October 30 TBA	1,000,000	1,037,617
Total U.S. Government Agencies (cost $3,764,636)		3,778,706
U.S. GOVERNMENT TREASURIES — 4.7%
United States Treasury Bonds — 1.5%
2.75% due 08/15/2042(13)	1,780,000	1,998,467
3.00% due 02/15/2047	470,000	557,152
		2,555,619
United States Treasury Notes — 3.2%
1.63% due 10/31/2023	1,080,000	1,082,320
1.75% due 06/30/2022	540,000	542,362
1.88% due 11/30/2021	430,000	432,268
2.00% due 11/30/2020	820,000	821,794
2.00% due 02/15/2022	660,000	666,059
2.13% due 12/31/2022	1,090,000	1,108,607
2.63% due 06/15/2021	890,000	903,628
		5,557,038
Total U.S. Government Treasuries (cost $7,665,716)		8,112,657
EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI Emerging Markets ETF	1,035	42,301
SPDR S&P 500 Trust ETF	8,595	2,550,738
SPDR S&P MidCap 400 ETF Trust	1,009	355,642
Total Exchange-Traded Funds (cost $2,802,526)		2,948,681
Security Description	Shares/ Principal Amount	Value (Note 2)
EQUITY CERTIFICATES — 0.2%
Beverages-Wine/Spirits — 0.1%
UBS AG — Wuliangye Yibin Co., Ltd.	6,000	$109,100
Insurance-Life/Health — 0.1%
Merrill Lynch — Bupa Arabia for Cooperative Insurance Co.	3,360	95,304
Retail-Office Supplies — 0.0%
Merrill Lynch — Jarir Marketing Co.	1,992	83,903
Travel Services — 0.0%
UBS AG — China International Travel Service Corp, Ltd.	6,800	88,648
Total Equity Certificates (cost $361,006)		376,955
WARRANTS† — 0.0%
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039 (cost $3,266)	198	2,871
RIGHTS† — 0.0%
Retail-Discount — 0.0%
Harvey Norman Holdings, Ltd. Expires 10/11/2019 (cost $0)	1,045	1,266
Total Long-Term Investment Securities (cost $144,831,226)		158,829,118
SHORT-TERM INVESTMENT SECURITIES — 6.6%
Commercial Paper — 6.6%
Bank of New York Mellon 1.88% due 10/01/2019	$1,250,000	1,249,920
Barclays Bank PLC 2.21% due 11/19/2019*	850,000	847,347
Bedford Row Funding Corp. 2.14% due 11/08/2019*	850,000	848,132
BPCE SA 1.88% due 10/01/2019*	1,500,000	1,499,918
Export Development Canada 2.02% due 10/25/2019	850,000	848,784
Manhattan Asset Funding Co. LLC 2.20% due 10/15/2019*	850,000	849,274
Matchpoint Finance PLC 2.21% due 11/08/2019*	850,000	848,148
National Australia Bank, Ltd. 1.87% due 10/01/2019*	1,300,000	1,299,923
National Bank of Canada 2.15% due 10/21/2019*	850,000	848,950
Simon Property Group LP 2.25% due 10/11/2019*	850,000	849,434
Societe Generale SA 1.92% due 10/01/2019*	1,250,000	1,249,931
Total Short-Term Investment Securities (cost $11,240,295)		11,239,761

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.8%
Agreement with Bank of America Securities LLC, bearing interest at 2.27%, dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $3,041,192 collateralized by $2,925,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $3,114,211 (cost $3,041,000)	$3,041,000	$3,041,000
TOTAL INVESTMENTS (cost $159,112,521)(14)	100.9%	173,109,879
Liabilities in excess of other assets	(0.9)	(1,628,660)
NET ASSETS	100.0%	$171,481,219

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $16,103,266 representing 9.4% of net assets.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GenOn Holdings, Inc. Class A	01/17/2019	54	$8,389	$11,340	$210.00	0.01%
MWO Holdings LLC	08/24/2016	10	6,153	338	33.83	0.00
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,171	0.86	0.00
				$12,849		0.01%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(12)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2019.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 4 for cost of investments on a tax basis

ADR — American Depositary Receipt

BTL — Bank Term Loan

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
62	Long	S&P 500 E-Mini Index	December 2019	$9,195,108	$9,233,350	$38,242
17	Short	S&P 500 E-Mini Index	December 2019	2,561,740	2,531,725	30,015
38	Short	U.S. Treasury 2 Year Notes	December 2019	8,208,891	8,189,000	19,891
53	Short	U.S. Treasury 5 Year Notes	December 2019	6,351,719	6,314,867	36,852
						$125,000
						Unrealized (Depreciation)
105	Long	E-Mini Russell 2000 Index	December 2019	$8,301,946	$8,006,250	$(295,696)
66	Long	U.S. Treasury 10 Year Notes	December 2019	8,701,086	8,600,625	(100,461)
						$(396,157)
Net Unrealized Appreciation (Depreciation)						$(271,157)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$8,542	11/26/2019	(3 Month USD LIBOR-BBA	Citibank U.S. Equity Custom
			plus 34 bps)/Quarterly	Basket(1)/Quarterly	$—	$220,731
Citibank N.A.	7,323	11/26/2019	(3 Month USD LIBOR-BBA	Russell 1000 Index Total Return/
			plus 9 bps)/Quarterly	Quarterly	—	(249,369)
Net Unrealized Appreciation (Depreciation)					$—	$(28,638)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

(1)  The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
JPMorgan Chase & Co.	2.7%	51	$234,654
Alphabet, Inc., Class A	2.4	4	205,605
Microsoft Corp.	2.2	35	191,412
Walt Disney Co.	2.2	36	184,081
Apple, Inc.	2.1	21	181,235
Texas Instruments, Inc.	2.0	34	171,331
Honeywell International, Inc.	1.9	25	162,051
Starbucks Corp.	1.9	46	160,140
Amazon.com, Inc.	1.8	2	154,798
Mondelez International, Inc., Class A	1.8	71	152,147
US Bancorp	1.7	68	146,883
Automatic Data Processing, Inc.	1.7	23	146,142
TJX Cos., Inc.	1.7	66	144,465
Intercontinental Exchange, Inc.	1.7	40	144,154
Fidelity National Information Services, Inc.	1.7	27	141,424
Intuit, Inc.	1.6	13	139,942
Kinder Morgan, Inc.	1.6	170	136,628
Ingersoll-Rand PLC	1.6	28	136,433
Sysco Corp.	1.6	43	133,158
Exelon Corp	1.5	69	130,506

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
Allstate Corp.	1.5%	30	$126,451
T-Mobile US Inc	1.5	40	124,073
Zimmer Biomet Holdings Inc	1.4	22	120,329
Waste Management, Inc.	1.4	26	115,416
Johnson & Johnson	1.3	22	112,843
Vistra Energy Corp	1.3	107	111,634
Exxon Mobil Corp.	1.3	40	110,269
Omnicom Group, Inc.	1.2	35	106,643
Cisco Systems, Inc.	1.2	54	103,485
Cognizant Technology Solutions Corp., Class A	1.2	43	101,496
VICI Properties, Inc.	1.2	112	98,923
eBay Inc	1.1	64	97,090
Baxter International, Inc.	1.1	28	96,310
Annaly Capital Management, Inc.	1.1	268	91,865
Verizon Communications, Inc.	1.1	39	90,968
Ross Stores, Inc.	1.0	21	89,370
Merck & Co., Inc.	1.0	26	86,445
Norfolk Southern Corp.	1.0	12	84,418
Hershey Co.	1.0	14	82,780
Procter & Gamble Co.	0.9	17	80,051
KLA Corp	0.9	13	78,920
Leidos Holdings Inc	0.9	23	76,892
Occidental Petroleum Corp.	0.9	44	76,151
Pfizer, Inc.	0.9	54	75,840
Garmin Ltd	0.9	23	75,684
AGNC Investment Corp.	0.9	119	74,748
Cadence Design Systems, Inc.	0.8	27	70,420
AutoZone, Inc.	0.8	2	70,303
F5 Networks, Inc.	0.8	13	69,562
Hologic Inc	0.8	35	68,470
Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	69.8		5,965,038
Other components in the Citibank U.S. Equity Custom Basket	30.2		2,577,100
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$8,542,138

*  Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	USD	329,052	EUR	297,600	12/18/2019	$—	$(2,752)
Barclays Bank PLC	HKD	3,082,000	USD	394,014	11/20/2019	520	—
Citibank N.A.	DKK	632,700	USD	93,816	12/18/2019	863	—
	USD	80,019	GBP	65,400	12/18/2019	649	—
						1,512	—
Goldman Sachs International	USD	248,782	JPY	26,560,500	11/20/2019	—	(2,354)
HSBC Bank USA	USD	473,732	CNH	3,307,400	11/20/2019	—	(11,048)
	USD	1,097,524	EUR	993,100	12/18/2019	—	(8,651)
	USD	285,625	GBP	227,500	12/18/2019	—	(5,013)
						—	(24,712)
JPMorgan Chase Bank	NOK	450,600	USD	49,782	12/18/2019	192	—
	USD	265,879	AUD	379,000	10/16/2019	—	(9,944)
	USD	563,273	JPY	60,414,100	11/20/2019	—	(2,750)
	USD	380,468	KRW	456,835,800	11/20/2019	1,022	—
	USD	159,679	SGD	218,600	11/20/2019	—	(1,430)
	USD	703,244	CHF	688,100	12/18/2019	—	(9,105)
	USD	578,628	GBP	467,800	12/18/2019	—	(1,617)
						1,214	(24,846)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
NatWest Markets PLC	SEK	2,050,900	USD	211,220	12/18/2019	$1,780	$—
State Street Bank and Trust Co.	USD	12,374	ILS	43,900	10/16/2019	264	—
	USD	484,309	JPY	51,935,100	11/20/2019	—	(2,454)
						264	(2,454)
UBS AG	USD	356,511	AUD	508,300	10/16/2019	—	(13,261)
	USD	25,658	CAD	33,600	10/16/2019	—	(290)
						—	(13,551)
Westpac Banking Corp.	USD	19,167	CAD	25,100	10/16/2019	—	(217)
Net Unrealized Appreciation (Depreciation)						$5,290	$(70,886)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CNH — Yuan Renminbi
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric Generation	$—	$208,860	#	$—	$208,860
Independent Power Producers	635,529	11,340		—	646,869
Oil Companies-Exploration & Production	967,634	172,774	**	338	1,140,746
Other Industries	97,765,078	27,295,254	**	—	125,060,332
Convertible Preferred Securities	16,822	—		—	16,822
Preferred Securities	15,202	—		—	15,202
Preferred Securities/Capital Securities	—	546,318		—	546,318
Asset Backed Securities	—	3,140,172		—	3,140,172
Convertible Bonds & Notes	—	4,581		—	4,581
U.S. Corporate Bonds & Notes:
Broadcast Services/Program	—	137,156		0	137,156
Independent Power Producers	—	191,518		0	191,518
Oil-Field Services	—	44,112		3	44,115
Telecommunication Equipment	—	34,405		0	34,405
Other Industries	—	10,558,552		—	10,558,552
Foreign Corporate Bonds & Notes	—	1,613,564		—	1,613,564
Loans	—	142,153		—	142,153
Municipal Bonds & Notes	—	106,617		—	106,617
U.S. Government Agencies	—	3,778,706		—	3,778,706
U.S. Government Treasuries	—	8,112,657		—	8,112,657
Exchange-Traded Funds	2,948,681	—		—	2,948,681
Equity Certificates	—	376,955		—	376,955
Warrants	—	2,871		—	2,871
Rights	1,266	—		—	1,266
Short-Term Investment Securities	—	11,239,761		—	11,239,761
Repurchase Agreements	—	3,041,000		—	3,041,000
Total Investments at Value	$102,350,212	$70,759,326		$341	$173,109,879
Other Financial Instruments:†
Futures Contracts	$125,000	$—		$—	$125,000
Over the Counter Total Return Swap Contracts	—	220,731		—	220,731
Forward Foreign Currency Contracts	—	5,290		—	5,290
Total Other Financial Instruments	$125,000	$226,021		$—	$351,021

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$396,157	$—	$—	$396,157
Over the Counter Total Return Swap Contracts	—	249,369	—	249,369
Forward Foreign Currency Contracts	—	70,886	—	70,886
Total Other Financial Instruments	$396,157	$320,255	$—	$716,412

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

#  Amount includes $207,689 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
E-Commerce/Products	10.8%
Applications Software	10.2
Finance-Credit Card	7.3
Internet Content-Entertainment	6.8
Web Portals/ISP	6.3
Aerospace/Defense	5.2
Data Processing/Management	3.6
Medical-HMO	3.5
Medical Products	3.2
E-Commerce/Services	3.1
Commercial Services-Finance	2.9
Machinery-General Industrial	2.7
Retail-Discount	2.3
Medical Instruments	2.0
Casino Hotels	2.0
Internet Content-Information/News	2.0
Medical-Biomedical/Gene	1.8
Finance-Investment Banker/Broker	1.6
Enterprise Software/Service	1.6
Multimedia	1.5
Auto/Truck Parts & Equipment-Original	1.2
Auto-Cars/Light Trucks	1.1
Athletic Footwear	1.1
Semiconductor Equipment	1.1
Computer Software	1.0
Software Tools	0.9
Electric-Distribution	0.9
Retail-Restaurants	0.9
Electronic Components-Semiconductors	0.9
Electronic Measurement Instruments	0.8
Electric-Integrated	0.8
Computers	0.8
Medical-Hospitals	0.7
Pharmacy Services	0.7
Tobacco	0.7
Finance-Other Services	0.6
Transport-Truck	0.6
Oil Companies-Exploration & Production	0.6
Insurance-Multi-line	0.6
Industrial Gases	0.5
Building-Residential/Commercial	0.5
Registered Investment Companies	0.5
Diversified Financial Services	0.4
Instruments-Controls	0.4
Internet Security	0.3
Real Estate Investment Trusts	0.3
Communications Software	0.3
Chemicals-Diversified	0.3
Retail-Perfume & Cosmetics	0.1
Real Estate Management/Services	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Aerospace/Defense — 5.2%
Boeing Co.	43,312	$16,478,917
Northrop Grumman Corp.	10,021	3,755,770
		20,234,687
Applications Software — 9.9%
Intuit, Inc.	22,865	6,080,718
Microsoft Corp.	164,906	22,926,881
salesforce.com, Inc.†	38,161	5,664,619
ServiceNow, Inc.†	9,386	2,382,636
Tencent Music Entertainment Group ADR†	134,100	1,712,457
		38,767,311
Athletic Footwear — 1.1%
NIKE, Inc., Class B	47,810	4,490,315
Auto-Cars/Light Trucks — 0.9%
Ferrari NV	23,116	3,561,944
Auto/Truck Parts & Equipment-Original — 1.2%
Aptiv PLC	54,018	4,722,254
Building-Residential/Commercial — 0.5%
NVR, Inc.†	510	1,895,849
Casino Hotels — 2.0%
Las Vegas Sands Corp.	46,831	2,704,959
MGM Resorts International	71,402	1,979,263
Wynn Resorts, Ltd.	29,519	3,209,306
		7,893,528
Chemicals-Diversified — 0.3%
DuPont de Nemours, Inc.	14,476	1,032,284
Commercial Services-Finance — 2.9%
Equifax, Inc.	10,355	1,456,638
Global Payments, Inc.	14,905	2,369,895
PayPal Holdings, Inc.†	32,484	3,365,017
S&P Global, Inc.	1,064	260,659
TransUnion	49,309	3,999,453
		11,451,662
Communications Software — 0.3%
Slack Technologies, Inc., Class A†	47,769	1,133,558
Computer Software — 1.0%
Splunk, Inc.†	30,842	3,635,038
Zoom Video Communications, Inc., Class A†	1,286	97,993
		3,733,031
Computers — 0.8%
Apple, Inc.	13,451	3,012,620
Data Processing/Management — 3.6%
Fidelity National Information Services, Inc.	67,870	9,010,421
Fiserv, Inc.†	46,979	4,866,555
		13,876,976
Diversified Financial Services — 0.4%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,601,970
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 10.8%
Alibaba Group Holding, Ltd. ADR†	61,549	$10,292,839
Amazon.com, Inc.†	18,297	31,761,946
		42,054,785
E-Commerce/Services — 2.1%
Booking Holdings, Inc.†	1,920	3,768,211
IAC/InterActiveCorp†	13,003	2,834,264
Match Group, Inc.	351	25,076
MercadoLibre, Inc.†	1,905	1,050,093
Uber Technologies, Inc. (Lock-Up Shares)†(2)	22,771	672,439
		8,350,083
Electric-Distribution — 0.9%
Sempra Energy	24,386	3,599,617
Electric-Integrated — 0.8%
NextEra Energy, Inc.	13,603	3,169,363
Electronic Components-Semiconductors — 0.9%
Marvell Technology Group, Ltd.	134,609	3,361,187
Electronic Measurement Instruments — 0.8%
Fortive Corp.	46,884	3,214,367
Enterprise Software/Service — 1.5%
Atlassian Corp. PLC, Class A†	2,962	371,553
Temenos AG	13,105	2,196,136
Workday, Inc., Class A†	18,969	3,223,971
		5,791,660
Finance-Credit Card — 7.3%
Mastercard, Inc., Class A	49,272	13,380,797
Visa, Inc., Class A	86,977	14,960,914
		28,341,711
Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	74,314	3,108,555
TD Ameritrade Holding Corp.	69,775	3,258,492
		6,367,047
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	25,963	2,395,606
Industrial Gases — 0.5%
Linde PLC	10,800	2,092,176
Instruments-Controls — 0.4%
Honeywell International, Inc.	8,768	1,483,546
Insurance-Multi-line — 0.6%
Chubb, Ltd.	13,896	2,243,370
Internet Content-Entertainment — 6.8%
Facebook, Inc., Class A†	119,687	21,313,861
Netflix, Inc.†	18,705	5,005,832
		26,319,693
Internet Content-Information/News — 2.0%
Tencent Holdings, Ltd.	185,400	7,868,320
Internet Security — 0.3%
Symantec Corp.	56,874	1,343,933

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 2.7%
Hexagon AB, Class B	42,336	$2,045,688
Roper Technologies, Inc.	14,030	5,003,098
Wabtec Corp.	46,968	3,375,120
		10,423,906
Medical Instruments — 2.0%
Alcon, Inc.†	34,869	2,035,034
Intuitive Surgical, Inc.†	10,947	5,910,614
		7,945,648
Medical Products — 3.2%
Becton Dickinson and Co.	21,579	5,458,624
Stryker Corp.	32,753	7,084,474
		12,543,098
Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	12,157	1,190,656
Vertex Pharmaceuticals, Inc.†	33,880	5,739,950
		6,930,606
Medical-HMO — 3.5%
Anthem, Inc.	13,401	3,217,580
Centene Corp.†	59,490	2,573,537
UnitedHealth Group, Inc.	26,586	5,777,670
WellCare Health Plans, Inc.†	7,452	1,931,335
		13,500,122
Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	23,599	2,841,792
Multimedia — 1.5%
Walt Disney Co.	45,608	5,943,635
Oil Companies-Exploration & Production — 0.6%
Concho Resources, Inc.	13,500	916,650
Pioneer Natural Resources Co.	11,014	1,385,231
		2,301,881
Pharmacy Services — 0.7%
Cigna Corp.	18,108	2,748,613
Real Estate Investment Trusts — 0.3%
Crown Castle International Corp.	8,522	1,184,643
Retail-Discount — 2.3%
Dollar General Corp.	9,995	1,588,605
Dollar Tree, Inc.†	32,520	3,712,483
Dollarama, Inc.	102,301	3,662,405
		8,963,493
Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	865	216,812
Retail-Restaurants — 0.9%
McDonald's Corp.	9,663	2,074,743
Restaurant Brands International, Inc.	18,166	1,292,329
		3,367,072
Semiconductor Equipment — 1.1%
ASML Holding NV	16,892	4,196,311
Software Tools — 0.9%
VMware, Inc., Class A	24,421	3,664,615
Tobacco — 0.7%
Philip Morris International, Inc.	35,323	2,682,075
Security Description	Shares	Value (Note 2)
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	21,098	$2,334,494
Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	10,165	12,412,888
Alphabet, Inc., Class C†	9,941	12,118,079
		24,530,967
Total Common Stocks (cost $272,144,895)		381,724,236
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)	26,666	657,584
Magic Leap, Inc., Series D†(1)(2)	16,678	411,279
		1,068,863
Auto-Cars/Light Trucks — 0.2%
Aurora Innovation, Inc. Series B†(1)(2)	35,120	324,519
GM Cruise Holdings, LLC Class F†(1)(2)	33,800	616,850
		941,369
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2)	13,329	1,678,699
Airbnb, Inc., Series E†(1)(2)	8,841	1,113,465
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	970,155
		3,762,319
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	12,136	477,572
UiPath, Inc., Series D-2†(1)(2)	2,038	80,199
		557,771
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)	12,598	214,544
Total Convertible Preferred Securities (cost $4,866,114)		6,544,866
Total Long-Term Investment Securities (cost $277,011,009)		388,269,102
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.18%(3)	500,853	500,853
T. Rowe Price Government Reserve Fund 2.00%(3)	1,282,904	1,282,904
Total Short-Term Investment Securities (cost $1,783,757)		1,783,757
TOTAL INVESTMENTS (cost $278,794,766)(4)	100.1%	390,052,859
Liabilities in excess of other assets	(0.1)	(260,860)
NET ASSETS	100.0%	$389,791,999

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	249,140	$1,397,675	$1,601,970	$6.43	0.41%
Uber Technologies, Inc., (Lock-Up Shares)	01/16/2018	22,771	1,081,498	672,439	29.52	0.17
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,678,699	125.94	0.43
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	1,113,465	125.94	0.29
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Aurora Innovation, Inc., Series B	03/01/2019	35,120	$324,519	$324,519	$9.24	0.08%
GM Cruise Holdings, LLC Class F	05/04/2019	33,800	616,850	616,850	18.25	0.16
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	657,584	24.66	0.17
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	411,279	24.66	0.11
UiPath, Inc. Series D-1	04/26/2019	12,136	477,572	477,572	39.34	0.12
UiPath, Inc. Series D-2	04/26/2019	2,038	80,199	80,199	39.34	0.02
WeWork Cos., Inc., Series E	06/23/2015	12,598	440,655	214,544	17.03	0.06
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	970,155	50.93	0.25
				$8,819,275		2.27%

(3)  The rate shown is the 7-day yield as of September 30, 2019.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$1,601,970	$1,601,970
E-Commerce/Services	7,677,644	672,439		—	8,350,083
Other Industries	357,627,005	14,145,178	**	—	371,772,183
Convertible Preferred Securities	—	—		6,544,866	6,544,866
Short-Term Investment Securities	1,783,757	—		—	1,783,757
Total Investment at Value	$367,088,406	$14,817,617		$8,146,836	$390,052,859

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$1,468,665	$6,814,638
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	11,231	16,888
Realized Loss	—	—
Change in unrealized appreciation(1)	204,295	279,219
Change in unrealized depreciation(1)	(25,997)	(643,298)
Net purchases	—	1,174,621
Net Sales	(56,224)	(1,097,202)
Transfers into Level 3		—
Transfers out of Level 3		—
Balance as of September 30, 2019	$1,601,970	$6,544,866

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$204,295	$(268,668)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,601,970	Market Approach	Market Transaction Price*	$5.61
			2021 Estimated Gross Profit Multiple*	10.9x
			2021 Estimated EBIT Multiple*	19.9x
			2022 Estimated EBIT Multiple*	15.7x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$2,469,295	Market Approach	Market Transaction Price*	$9.2403 - $50.9321 ($31.4252)
	$1,068,863	Market Approach	Market Transaction Price*	($23.03 - $27.00) $25.015
			Discount for Uncertainty	10.0%
	$214,544	Market Approach	2021 Estimated Revenue Multiple*	3.2x
			2021 Estimated EBITDA Multiple*	20.2x
			2022 Estimated EBITDA Multiple*	24.5x
			Discount for Volatility	25.0%
			Discount for Lack of Marketability	10.0%
	$2,792,164	Market Approach	Last Twelve Months Revenue Multiple*	10.05x
			2021 Estimated Revenue Multiple*	4.8x - 7.0x (5.6x)
			2021 Estimated Gross Profit Multiple*	5.4x
			2022 Estimated Revenue Multiple*	4.3x
			2022 Estimated Gross Profit Multiple*	4.8x
			2023 Estimated Revenue Multiple*	3.9x
			2023 Estimated Gross Profit Multiple*	4.4x
			Discount for Lack of Marketability	10% - 15% (11.7%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Applications Software	8.4%
E-Commerce/Products	5.5
Internet Content-Entertainment	5.0
Web Portals/ISP	4.6
Enterprise Software/Service	4.5
Medical-Drugs	4.3
Medical Instruments	3.6
Finance-Credit Card	3.5
Chemicals-Specialty	2.2
Transport-Rail	2.2
Computers	2.1
Aerospace/Defense	2.1
Electronic Components-Semiconductors	2.0
Multimedia	1.9
Retail-Restaurants	1.9
Real Estate Investment Trusts	1.8
Medical-Biomedical/Gene	1.8
Cosmetics & Toiletries	1.7
Data Processing/Management	1.6
Electronic Forms	1.5
Commercial Services-Finance	1.5
Building-Maintenance & Services	1.5
Beverages-Non-alcoholic	1.5
Registered Investment Companies	1.4
Consulting Services	1.4
Diagnostic Equipment	1.4
Networking Products	1.2
Textile-Apparel	1.1
Medical Products	1.1
Internet Content-Information/News	1.0
E-Commerce/Services	1.0
Distribution/Wholesale	0.9
Athletic Footwear	0.8
Computer Aided Design	0.7
Veterinary Diagnostics	0.7
Semiconductor Components-Integrated Circuits	0.7
Aerospace/Defense-Equipment	0.7
Cable/Satellite TV	0.7
Insurance-Property/Casualty	0.7
Machinery-General Industrial	0.6
Non-Hazardous Waste Disposal	0.6
Finance-Other Services	0.6
Medical-HMO	0.6
Instruments-Controls	0.6
Computer Services	0.6
Telephone-Integrated	0.6
Electric-Integrated	0.6
Containers-Metal/Glass	0.6
Industrial Gases	0.6
Food-Misc./Diversified	0.5
Oil Companies-Exploration & Production	0.5
Retail-Discount	0.5
Apparel Manufacturers	0.4
Retail-Apparel/Shoe	0.4
Oil Companies-Integrated	0.4
Electronic Connectors	0.4
Exchange-Traded Funds	0.4
Retail-Building Products	0.4
Entertainment Software	0.4
Beverages-Wine/Spirits	0.3
Computer Software	0.3%
Coatings/Paint	0.3
Pipelines	0.3
Banks-Commercial	0.3
Diversified Manufacturing Operations	0.3
Chemicals-Diversified	0.3
Machinery-Farming	0.3
Retail-Perfume & Cosmetics	0.3
Oil Refining & Marketing	0.3
Auto/Truck Parts & Equipment-Original	0.2
Building Products-Cement	0.2
Banks-Super Regional	0.2
Insurance Brokers	0.2
Transport-Services	0.2
Retail-Major Department Stores	0.2
Repurchase Agreements	0.2
U.S. Government Treasuries	0.2
Retail-Auto Parts	0.2
Communications Software	0.2
Tobacco	0.2
Banks-Fiduciary	0.2
Electronic Measurement Instruments	0.1
Consumer Products-Misc.	0.1
Tools-Hand Held	0.1
Hotels/Motels	0.1
Medical-Hospitals	0.1
Therapeutics	0.1
Pharmacy Services	0.1
Finance-Investment Banker/Broker	0.1
Wireless Equipment	0.1
Food-Wholesale/Distribution	0.1
Investment Management/Advisor Services	0.1
Diagnostic Kits	0.1
Commercial Services	0.1
Medical Information Systems	0.1
Electric Products-Misc.	0.1
Computers-Memory Devices	0.1
Agricultural Biotech	0.1
Medical Labs & Testing Services	0.1
Web Hosting/Design	0.1
Respiratory Products	0.1
Soap & Cleaning Preparation	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Aerospace/Defense — 2.1%
Boeing Co.	17,241	$6,559,683
Lockheed Martin Corp.	1,825	711,860
Northrop Grumman Corp.	6,248	2,341,688
Raytheon Co.	1,466	287,615
TransDigm Group, Inc.	608	316,567
		10,217,413
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	24,270	2,361,714
L3Harris Technologies, Inc.	1,421	296,477
United Technologies Corp.	4,766	650,654
		3,308,845
Agricultural Biotech — 0.1%
Corteva, Inc.	8,710	243,880
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,149	56,531
Mosaic Co.	2,042	41,861
		98,392
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	1,947	29,828
PVH Corp.	18,942	1,671,253
Tapestry, Inc.	2,353	61,296
Under Armour, Inc., Class A†	1,497	29,850
Under Armour, Inc., Class C†	1,546	28,029
VF Corp.	3,997	355,693
		2,175,949
Applications Software — 8.4%
Intuit, Inc.	19,611	5,215,349
Microsoft Corp.	170,565	23,713,652
salesforce.com, Inc.†	24,864	3,690,812
ServiceNow, Inc.†	34,940	8,869,519
		41,489,332
Athletic Footwear — 0.8%
NIKE, Inc., Class B	41,186	3,868,189
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	13,432	1,174,225
Banks-Commercial — 0.3%
First Republic Bank	13,182	1,274,699
SVB Financial Group†	631	131,848
		1,406,547
Banks-Fiduciary — 0.2%
Northern Trust Corp.	7,859	733,402
Banks-Super Regional — 0.2%
Comerica, Inc.	841	55,498
US Bancorp	17,553	971,383
		1,026,881
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	70,725	3,850,269
Monster Beverage Corp†.	31,885	1,851,243
PepsiCo, Inc.	10,440	1,431,324
		7,132,836
Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	18,825	$1,181,834
Constellation Brands, Inc., Class A	2,047	424,302
		1,606,136
Broadcast Services/Program — 0.0%
Fox Corp., Class A	1,996	62,944
Fox Corp., Class B	914	28,827
		91,771
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	3,531	967,847
Vulcan Materials Co.	777	117,514
		1,085,361
Building Products-Wood — 0.0%
Masco Corp.	1,665	69,397
Building-Maintenance & Services — 1.5%
Rollins, Inc.	128,701	4,384,843
ServiceMaster Global Holdings, Inc.†	53,647	2,998,867
		7,383,710
Building-Residential/Commercial — 0.0%
NVR, Inc.†	25	92,934
Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	851	350,714
Comcast Corp., Class A	63,262	2,851,851
		3,202,565
Cellular Telecom — 0.0%
T-Mobile US, Inc†.	967	76,171
Chemicals-Diversified — 0.3%
Celanese Corp.	803	98,199
DuPont de Nemours, Inc.	13,982	997,057
Eastman Chemical Co.	906	66,890
FMC Corp.	702	61,551
PPG Industries, Inc.	1,330	157,618
		1,381,315
Chemicals-Specialty — 2.2%
Ecolab, Inc.	55,701	11,031,026
Coatings/Paint — 0.3%
Sherwin-Williams Co.	2,617	1,439,010
Commercial Services — 0.1%
Cintas Corp.	1,016	272,390
Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	5,312	857,463
Equifax, Inc.	903	127,025
FleetCor Technologies, Inc.†	636	182,392
Global Payments, Inc.	3,673	584,007
H&R Block, Inc.	1,523	35,973
IHS Markit, Ltd.†	4,910	328,381
MarketAxess Holdings, Inc.	462	151,305
Moody's Corp.	976	199,914
PayPal Holdings, Inc.†	14,403	1,492,007
S&P Global, Inc.	14,322	3,508,604
		7,467,071

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Communications Software — 0.2%
Slack Technologies, Inc., Class A†	31,106	$738,145
Computer Aided Design — 0.7%
ANSYS, Inc.†	1,029	227,779
Autodesk, Inc.†	21,188	3,129,468
Cadence Design Systems, Inc.†	2,023	133,680
Synopsys, Inc.†	1,049	143,975
		3,634,902
Computer Data Security — 0.0%
Fortinet, Inc.†	1,737	133,332
Computer Services — 0.6%
Accenture PLC, Class A	15,177	2,919,296
Leidos Holdings, Inc.	1,655	142,131
		3,061,427
Computer Software — 0.3%
Akamai Technologies, Inc.†	2,019	184,496
Citrix Systems, Inc.	1,506	145,359
Twilio, Inc., Class A†	11,408	1,252,426
		1,582,281
Computers — 2.1%
Apple, Inc.	46,133	10,332,408
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,912	152,909
Seagate Technology PLC	1,855	99,781
		252,690
Consulting Services — 1.4%
Gartner, Inc.†	27,755	3,968,687
Verisk Analytics, Inc.	19,492	3,082,465
		7,051,152
Consumer Products-Misc. — 0.1%
Clorox Co.	1,539	233,728
Kimberly-Clark Corp.	2,275	323,164
		556,892
Containers-Metal/Glass — 0.6%
Ball Corp.	39,569	2,881,019
Containers-Paper/Plastic — 0.0%
Amcor PLC†	9,744	95,004
Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	21,135	1,553,634
Estee Lauder Cos., Inc., Class A	23,442	4,663,786
Procter & Gamble Co.	17,155	2,133,739
		8,351,159
Data Processing/Management — 1.6%
Broadridge Financial Solutions, Inc.	34,074	4,239,828
Fidelity National Information Services, Inc.	20,341	2,700,471
Fiserv, Inc.†	6,987	723,783
Jack Henry & Associates, Inc.	452	65,979
Paychex, Inc.	2,427	200,883
		7,930,944
Decision Support Software — 0.0%
MSCI, Inc.	1,037	225,807
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	454	$82,138
Diagnostic Equipment — 1.4%
Adaptive Biotechnologies Corp.†	11,047	341,352
Danaher Corp.	33,872	4,892,133
Thermo Fisher Scientific, Inc.	4,902	1,427,806
		6,661,291
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,054	286,614
Dialysis Centers — 0.0%
DaVita, Inc.†	1,185	67,628
Disposable Medical Products — 0.0%
Teleflex, Inc.	566	192,298
Distribution/Wholesale — 0.9%
Copart, Inc.†	52,027	4,179,329
Fastenal Co.	7,019	229,311
WW Grainger, Inc.	541	160,758
		4,569,398
Diversified Manufacturing Operations — 0.3%
3M Co.	3,591	590,361
Eaton Corp. PLC	2,468	205,214
Illinois Tool Works, Inc.	1,441	225,502
Ingersoll-Rand PLC	2,957	364,332
		1,385,409
E-Commerce/Products — 5.5%
Amazon.com, Inc.†	15,491	26,890,982
eBay, Inc.	3,667	142,939
		27,033,921
E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	250	490,653
Expedia Group, Inc.	1,061	142,609
Lyft, Inc., Class A†	10,307	420,938
MercadoLibre, Inc.†	6,749	3,720,251
TripAdvisor, Inc.†	861	33,303
		4,807,754
E-Services/Consulting — 0.0%
CDW Corp.	744	91,691
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,795	256,637
Electric-Integrated — 0.6%
Alliant Energy Corp.	1,657	89,362
Ameren Corp.	3,009	240,871
CMS Energy Corp.	1,945	124,383
Dominion Energy, Inc.	4,729	383,238
Eversource Energy	2,179	186,239
NextEra Energy, Inc.	5,983	1,393,979
Pinnacle West Capital Corp.	1,375	133,471
WEC Energy Group, Inc.	1,853	176,220
Xcel Energy, Inc.	2,888	187,403
		2,915,166
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,096	92,820

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	13,288	$385,219
Broadcom, Inc.	4,873	1,345,289
Intel Corp.	36,331	1,872,136
Marvell Technology Group, Ltd.	36,762	917,947
Microchip Technology, Inc.	1,486	138,064
NVIDIA Corp.	20,524	3,572,613
Skyworks Solutions, Inc.	1,282	101,599
Texas Instruments, Inc.	10,136	1,309,977
Xilinx, Inc.	3,092	296,523
		9,939,367
Electronic Connectors — 0.4%
Amphenol Corp., Class A	20,794	2,006,621
Electronic Forms — 1.5%
Adobe, Inc.†	27,052	7,473,115
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,008	153,873
Fortive Corp.	4,840	331,830
Keysight Technologies, Inc.†	2,296	223,286
		708,989
Electronic Security Devices — 0.0%
Allegion PLC	583	60,428
Enterprise Software/Service — 4.5%
Atlassian Corp. PLC, Class A†	5,476	686,909
Constellation Software, Inc.	6,669	6,660,443
Coupa Software, Inc.†	5,572	716,500
Oracle Corp.	13,475	741,529
Veeva Systems, Inc., Class A†	29,411	4,490,766
Workday, Inc., Class A†	52,491	8,921,370
		22,217,517
Entertainment Software — 0.4%
Electronic Arts, Inc.†	17,509	1,712,730
Take-Two Interactive Software, Inc.†	1,385	173,596
		1,886,326
Finance-Credit Card — 3.5%
Alliance Data Systems Corp.	501	64,193
American Express Co.	4,164	492,518
Discover Financial Services	2,532	205,320
Mastercard, Inc., Class A	27,214	7,390,506
Visa, Inc., Class A	51,159	8,799,860
Western Union Co.	2,179	50,487
		17,002,884
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,405	309,751
E*TRADE Financial Corp.	1,732	75,671
		385,422
Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	9,986	1,147,491
Intercontinental Exchange, Inc.	20,427	1,884,799
Nasdaq, Inc.	988	98,158
		3,130,448
Food-Confectionery — 0.0%
Hershey Co.	1,112	172,349
Security Description	Shares	Value (Note 2)
Food-Meat Products — 0.0%
Hormel Foods Corp.	3,399	$148,638
Food-Misc./Diversified — 0.5%
Kellogg Co.	3,044	195,881
Lamb Weston Holdings, Inc.	1,783	129,660
McCormick & Co., Inc.	7,434	1,161,934
Mondelez International, Inc., Class A	18,599	1,028,897
		2,516,372
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,957	314,186
Gas-Distribution — 0.0%
Atmos Energy Corp.	854	97,262
Home Decoration Products — 0.0%
Newell Brands, Inc.	2,425	45,396
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,511	326,909
Marriott International, Inc., Class A	1,338	166,407
		493,316
Human Resources — 0.0%
Robert Half International, Inc.	662	36,847
Independent Power Producers — 0.0%
NRG Energy, Inc.	3,097	122,641
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	716	117,997
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	2,697	598,356
Linde PLC	11,261	2,181,481
		2,779,837
Instruments-Controls — 0.6%
Honeywell International, Inc.	17,337	2,933,421
Mettler-Toledo International, Inc.†	193	135,949
		3,069,370
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	707	60,215
Waters Corp.†	490	109,383
		169,598
Insurance Brokers — 0.2%
Aon PLC	1,819	352,104
Arthur J. Gallagher & Co.	1,526	136,684
Marsh & McLennan Cos., Inc.	3,904	390,595
		879,383
Insurance-Life/Health — 0.0%
Globe Life, Inc.	553	52,955
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	892	104,070
Insurance-Property/Casualty — 0.7%
Berkshire Hathaway, Inc., Class B†	11,521	2,396,599
Markel Corp†.	418	494,034
Progressive Corp.	3,793	293,009
		3,183,642

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 5.0%
Facebook, Inc., Class A†	78,140	$13,915,171
Netflix, Inc.†	5,359	1,434,176
Twitter, Inc.†	221,940	9,143,928
		24,493,275
Internet Content-Information/News — 1.0%
Spotify Technology SA†	43,159	4,920,126
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	736	103,349
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	865	127,242
T. Rowe Price Group, Inc.	1,442	164,748
		291,990
Machinery-Farming — 0.3%
Deere & Co.	7,953	1,341,512
Machinery-General Industrial — 0.6%
IDEX Corp.	928	152,081
Roper Technologies, Inc.	8,277	2,951,578
Wabtec Corp.	1,025	73,656
		3,177,315
Machinery-Pumps — 0.0%
Flowserve Corp.	851	39,750
Xylem, Inc.	2,204	175,483
		215,233
Medical Information Systems — 0.1%
Cerner Corp.	3,897	265,658
Medical Instruments — 3.6%
Boston Scientific Corp.†	69,606	2,832,268
Edwards Lifesciences Corp.†	6,834	1,502,865
Intuitive Surgical, Inc.†	21,069	11,375,785
Medtronic PLC	16,423	1,783,866
		17,494,784
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,628	243,191
Medical Products — 1.1%
Abbott Laboratories	21,634	1,810,117
ABIOMED, Inc.†	555	98,729
Baxter International, Inc.	2,687	235,032
Becton Dickinson and Co.	2,082	526,663
Cooper Cos., Inc.	261	77,517
Henry Schein, Inc.†	817	51,879
Hologic, Inc.†	1,800	90,882
Stryker Corp.	2,317	501,167
Varian Medical Systems, Inc.†	1,115	132,785
West Pharmaceutical Services, Inc.	9,074	1,286,875
Zimmer Biomet Holdings, Inc.	2,513	344,959
		5,156,605
Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	9,366	917,306
Amgen, Inc.	4,845	937,556
Biogen, Inc.†	1,219	283,808
BioMarin Pharmaceutical, Inc.†	12,033	811,024
Celgene Corp.†	4,077	404,846
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Guardant Health, Inc.†	5,381	$343,469
Illumina, Inc.†	9,016	2,742,848
Incyte Corp.†	9,465	702,587
Regeneron Pharmaceuticals, Inc.†	577	160,060
Vertex Pharmaceuticals, Inc.†	8,032	1,360,781
		8,664,285
Medical-Drugs — 4.3%
AbbVie, Inc.	46,258	3,502,656
AstraZeneca PLC ADR	38,252	1,704,892
Bristol-Myers Squibb Co.	10,212	517,850
Eli Lilly & Co.	29,128	3,257,384
Johnson & Johnson	19,060	2,465,983
Merck & Co., Inc.	31,341	2,638,285
Pfizer, Inc.	67,704	2,432,605
Zoetis, Inc.	37,561	4,679,725
		21,199,380
Medical-HMO — 0.6%
Humana, Inc.	8,021	2,050,729
UnitedHealth Group, Inc.	4,218	916,656
WellCare Health Plans, Inc.†	616	159,649
		3,127,034
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	3,256	392,088
Universal Health Services, Inc., Class B	567	84,341
		476,429
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	7,992	76,483
Multimedia — 1.9%
Walt Disney Co.	73,259	9,547,113
Networking Products — 1.2%
Arista Networks, Inc.†	666	159,121
Cisco Systems, Inc.	119,938	5,926,136
		6,085,257
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	1,114	96,417
Waste Connections, Inc.	27,457	2,526,044
Waste Management, Inc.	4,777	549,355
		3,171,816
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	464	52,696
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	4,602	117,811
Cabot Oil & Gas Corp.	3,534	62,093
Cimarex Energy Co.	695	33,318
Concho Resources, Inc.	1,354	91,937
ConocoPhillips	13,589	774,301
Devon Energy Corp.	4,948	119,049
Diamondback Energy, Inc.	5,294	475,984
Hess Corp.	1,742	105,356
Marathon Oil Corp.	9,842	120,761
Occidental Petroleum Corp.	10,949	486,902
		2,387,512

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 0.4%
Exxon Mobil Corp.	29,003	$2,047,902
Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	1,853	99,395
Marathon Petroleum Corp.	18,495	1,123,571
		1,222,966
Pharmacy Services — 0.1%
Cigna Corp.	2,635	399,967
Pipelines — 0.3%
Cheniere Energy, Inc.†	19,311	1,217,752
ONEOK, Inc.	2,881	212,301
		1,430,053
Real Estate Investment Trusts — 1.8%
American Tower Corp.	14,118	3,121,913
Apartment Investment & Management Co., Class A	1,822	94,999
AvalonBay Communities, Inc.	1,162	250,213
Boston Properties, Inc.	933	120,973
Crown Castle International Corp.	2,087	290,114
Digital Realty Trust, Inc.	1,428	185,369
Duke Realty Corp.	2,964	100,687
Equinix, Inc.	3,062	1,766,162
Equity Residential	2,902	250,326
Essex Property Trust, Inc.	595	194,357
Extra Space Storage, Inc.	1,038	121,259
Federal Realty Investment Trust	410	55,817
HCP, Inc.	6,012	214,208
Host Hotels & Resorts, Inc.	4,199	72,601
Mid-America Apartment Communities, Inc.	782	101,668
Public Storage	1,838	450,806
Realty Income Corp.	2,844	218,078
Regency Centers Corp.	923	64,139
SBA Communications Corp.	803	193,643
Simon Property Group, Inc.	2,526	393,172
UDR, Inc.	1,972	95,603
Vornado Realty Trust	989	62,970
Welltower, Inc.	4,960	449,624
		8,868,701
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	501	62,445
Respiratory Products — 0.1%
ResMed, Inc.	1,759	237,658
Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	19,125	2,100,881
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	568	93,947
AutoZone, Inc.†	300	325,386
O'Reilly Automotive, Inc.†	937	373,404
		792,737
Retail-Automobile — 0.0%
CarMax, Inc.†	912	80,256
Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.4%
Home Depot, Inc.	6,166	$1,430,635
Lowe's Cos., Inc.	4,346	477,886
		1,908,521
Retail-Discount — 0.5%
Dollar General Corp.	3,147	500,184
Walmart, Inc.	14,508	1,721,810
		2,221,994
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,460	132,042
Retail-Jewelry — 0.0%
Tiffany & Co.	599	55,485
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	641	21,582
TJX Cos., Inc.	14,798	824,841
		846,423
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	5,351	1,341,228
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,588	24,678
Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	898	754,742
Darden Restaurants, Inc.	1,052	124,367
Dunkin' Brands Group, Inc.	15,090	1,197,542
McDonald's Corp.	18,265	3,921,678
Starbucks Corp.	34,980	3,092,932
Yum! Brands, Inc.	3,725	422,527
		9,513,788
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	9,877	1,103,557
Maxim Integrated Products, Inc.	1,992	115,357
NXP Semiconductors NV	14,843	1,619,668
QUALCOMM, Inc.	7,738	590,255
		3,428,837
Semiconductor Equipment — 0.0%
KLA Corp.	1,072	170,930
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	3,025	227,601
Telephone-Integrated — 0.6%
Verizon Communications, Inc.	50,627	3,055,846
Textile-Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	13,837	5,508,089
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	13,580	439,992
Tobacco — 0.2%
Philip Morris International, Inc.	9,713	737,508
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,435	496,048
Toys — 0.0%
Hasbro, Inc.	819	97,207

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 2.2%
CSX Corp.	34,517	$2,390,993
Kansas City Southern	542	72,091
Norfolk Southern Corp.	2,225	399,744
Union Pacific Corp.	48,881	7,917,744
		10,780,572
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	2,090	155,266
FedEx Corp.	1,322	192,443
United Parcel Service, Inc., Class B	4,274	512,111
		859,820
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	701	77,566
Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	136,615	3,632,593
Water — 0.0%
American Water Works Co., Inc.	1,393	173,052
Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,275	240,503
Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	8,057	9,838,725
Alphabet, Inc., Class C†	10,523	12,827,537
		22,666,262
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,027	345,421
Total Common Stocks (cost $383,766,709)		481,176,266
EXCHANGE-TRADED FUNDS — 0.4%
iShares S&P 500 Growth Index Fund (cost $1,965,824)	10,690	1,924,521
Total Long-Term Investment Securities (cost $385,732,533)		483,100,787
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class 1.95%(1)	4,574,795	4,574,795
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.63%(1)	2,560,659	2,560,659
		7,135,454
U.S. Government Treasuries — 0.2%
United States Treasury Bills 1.83% due 12/26/2019(2)	$800,000	796,589
Total Short-Term Investment Securities (cost $7,931,968)		7,932,043
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $802,008 and collateralized by $780,000 of United States Treasury Notes, bearing interest at 2.63% due 12/21/2023 and having an approximate value of $818,907. (cost $802,000)	$802,000	$802,000
TOTAL INVESTMENTS (cost $394,466,501)(3)	100.0%	491,834,830
Liabilities in excess of other assets	(0.0)	(107,069)
NET ASSETS	100.0%	$491,727,761

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2019.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2019	$1,833,920	$1,806,500	$(27,420)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$475,668,177	$5,508,089	**	$—	$481,176,266
Exchange-Traded Funds	1,924,521	—		—	1,924,521
Short-Term Investment Securities:
Registered Investment Companies	7,135,454	—		—	7,135,454
U.S. Government Treasuries	—	796,589		—	796,589
Repurchase Agreements	—	802,000		—	802,000
Total Investments at Value	$484,728,152	$7,106,678		$—	$491,834,830
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$27,420	$—		$—	$27,420

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Diversified Banking Institutions	7.1%
Medical-Drugs	5.3
Electric-Integrated	4.7
Banks-Super Regional	4.1
Oil Companies-Integrated	4.1
Computers	2.9
Real Estate Investment Trusts	2.8
Insurance-Multi-line	2.8
Electronic Components-Semiconductors	2.7
Cosmetics & Toiletries	2.6
Diversified Manufacturing Operations	2.5
Telephone-Integrated	2.5
Medical Products	2.2
Insurance-Property/Casualty	2.1
Medical-HMO	2.1
Chemicals-Diversified	2.0
Food-Misc./Diversified	1.9
Medical Instruments	1.8
Banks-Commercial	1.5
Retail-Discount	1.4
Semiconductor Components-Integrated Circuits	1.4
Investment Management/Advisor Services	1.2
Semiconductor Equipment	1.2
Cable/Satellite TV	1.2
Oil Companies-Exploration & Production	1.0
Exchange-Traded Funds	1.0
Beverages-Non-alcoholic	1.0
Aerospace/Defense	1.0
Medical-Biomedical/Gene	0.9
Food-Wholesale/Distribution	0.9
Oil-Field Services	0.9
Banks-Fiduciary	0.9
Networking Products	0.9
Computers-Memory Devices	0.9
Aerospace/Defense-Equipment	0.8
Building-Residential/Commercial	0.8
Tobacco	0.8
Multimedia	0.8
Electric-Distribution	0.7
Oil Refining & Marketing	0.7
Building & Construction Products-Misc.	0.7
Airlines	0.7
Computer Services	0.7
Machinery-Construction & Mining	0.7
Electric Products-Misc.	0.7
Pipelines	0.6
Insurance-Life/Health	0.6
Medical Labs & Testing Services	0.6
E-Commerce/Services	0.6
Retail-Building Products	0.5
Auto-Cars/Light Trucks	0.5
Transport-Services	0.5
Enterprise Software/Service	0.5
Retail-Auto Parts	0.5
Containers-Paper/Plastic	0.5
Electronic Connectors	0.5
Building Products-Air & Heating	0.4
Apparel Manufacturers	0.4
Telecom Equipment-Fiber Optics	0.4
Medical Information Systems	0.4
Wireless Equipment	0.4%
Engines-Internal Combustion	0.4
Agricultural Operations	0.4
Paper & Related Products	0.4
Finance-Investment Banker/Broker	0.4
Cruise Lines	0.4
Footwear & Related Apparel	0.4
Repurchase Agreements	0.4
Retail-Major Department Stores	0.3
Hotels/Motels	0.3
Pharmacy Services	0.3
Finance-Credit Card	0.3
Machinery-General Industrial	0.3
Finance-Other Services	0.2
Food-Retail	0.2
Auto/Truck Parts & Equipment-Original	0.2
Instruments-Controls	0.2
Insurance Brokers	0.2
Athletic Footwear	0.2
Retail-Restaurants	0.2
Entertainment Software	0.2
Machinery-Farming	0.2
Medical-Wholesale Drug Distribution	0.2
Commercial Services-Finance	0.1
Retail-Drug Store	0.1
Diagnostic Equipment	0.1
Electronic Measurement Instruments	0.1
Industrial Gases	0.1
Gold Mining	0.1
Tools-Hand Held	0.1
Retail-Apparel/Shoe	0.1
Food-Meat Products	0.1
Advertising Agencies	0.1
Casino Hotels	0.1
Auto-Heavy Duty Trucks	0.1
Consumer Products-Misc.	0.1
Transport-Rail	0.1
Food-Confectionery	0.1
Broadcast Services/Program	0.1
Agricultural Biotech	0.1
Finance-Consumer Loans	0.1
Chemicals-Specialty	0.1
E-Commerce/Products	0.1
Cellular Telecom	0.1
Dental Supplies & Equipment	0.1
Real Estate Management/Services	0.1
Medical-Generic Drugs	0.1
Building Products-Cement	0.1
Machinery-Pumps	0.1
Coatings/Paint	0.1
Gas-Distribution	0.1
Computer Aided Design	0.1
Retail-Consumer Electronics	0.1
Data Processing/Management	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,311	$179,185
Omnicom Group, Inc.	4,669	365,583
		544,768
Aerospace/Defense — 1.0%
General Dynamics Corp.	5,022	917,670
Lockheed Martin Corp.	10,434	4,069,886
Northrop Grumman Corp.	3,377	1,265,666
Raytheon Co.	3,407	668,419
		6,921,641
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	8,314	216,164
L3Harris Technologies, Inc.	2,300	479,872
United Technologies Corp.	39,334	5,369,878
		6,065,914
Agricultural Biotech — 0.1%
Corteva, Inc.	16,074	450,072
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,671	131,413
Mosaic Co.	4,038	82,779
		214,192
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	71,155	2,922,336
Airlines — 0.7%
Alaska Air Group, Inc.	2,646	171,752
American Airlines Group, Inc.	8,506	229,407
Delta Air Lines, Inc.	12,421	715,449
Southwest Airlines Co.	67,964	3,670,736
United Airlines Holdings, Inc.†	4,743	419,329
		5,206,673
Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	3,253	107,869
Hanesbrands, Inc.	4,346	66,581
PVH Corp.	1,591	140,374
Ralph Lauren Corp.	1,113	106,258
Tapestry, Inc.	101,832	2,652,724
Under Armour, Inc., Class A†	1,413	28,175
Under Armour, Inc., Class C†	1,460	26,470
		3,128,451
Appliances — 0.0%
Whirlpool Corp.	1,364	216,003
Athletic Footwear — 0.2%
NIKE, Inc., Class B	13,166	1,236,551
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	84,117	770,512
General Motors Co.	26,967	1,010,723
Honda Motor Co., Ltd ADR	81,220	2,118,217
		3,899,452
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	7,434	520,454
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	2,145	$187,516
BorgWarner, Inc.	34,533	1,266,670
		1,454,186
Banks-Commercial — 1.5%
BB&T Corp.	120,875	6,451,099
Citizens Financial Group, Inc.	9,596	339,411
M&T Bank Corp.	23,723	3,747,522
Regions Financial Corp.	21,416	338,801
Zions Bancorp NA	3,798	169,087
		11,045,920
Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	127,832	5,779,285
Northern Trust Corp.	2,168	202,318
State Street Corp.	7,997	473,342
		6,454,945
Banks-Super Regional — 4.1%
Comerica, Inc.	1,731	114,229
Fifth Third Bancorp	15,679	429,291
Huntington Bancshares, Inc.	22,276	317,878
KeyCorp	21,534	384,167
PNC Financial Services Group, Inc.	94,374	13,227,460
SunTrust Banks, Inc.	9,529	655,595
US Bancorp	104,750	5,796,865
Wells Fargo & Co.	184,841	9,323,380
		30,248,865
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	39,649	2,158,492
PepsiCo, Inc.	36,314	4,978,649
		7,137,141
Brewery — 0.0%
Molson Coors Brewing Co., Class B	4,032	231,840
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,392	90,329
Discovery, Inc., Class C†	7,447	183,345
Fox Corp., Class A	4,108	129,546
Fox Corp., Class B	1,882	59,358
		462,578
Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	95,609	5,229,812
Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	71,929	3,156,964
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	576	157,882
Vulcan Materials Co.	1,476	223,230
		381,112
Building Products-Wood — 0.0%
Masco Corp.	3,293	137,252

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	7,223	$380,724
Lennar Corp., Class A	60,104	3,356,808
NVR, Inc.†	30	111,521
PulteGroup, Inc.	55,273	2,020,228
		5,869,281
Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	1,978	815,173
Comcast Corp., Class A	164,299	7,406,599
DISH Network Corp., Class A†	5,164	175,938
		8,397,710
Casino Hotels — 0.1%
MGM Resorts International	11,192	310,242
Wynn Resorts, Ltd.	2,079	226,029
		536,271
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	5,089	400,861
Chemicals-Diversified — 2.0%
Celanese Corp.	25,548	3,124,265
Dow, Inc.	82,689	3,940,131
DuPont de Nemours, Inc.	48,931	3,489,270
Eastman Chemical Co.	1,353	99,892
FMC Corp.	37,068	3,250,122
LyondellBasell Industries NV, Class A	5,541	495,753
PPG Industries, Inc.	2,739	324,599
		14,724,032
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,275	158,158
International Flavors & Fragrances, Inc.	2,292	281,205
		439,363
Coatings/Paint — 0.1%
Sherwin-Williams Co.	670	368,413
Commercial Services — 0.0%
Nielsen Holdings PLC	7,634	162,222
Quanta Services, Inc.	3,052	115,366
		277,588
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,012	142,358
FleetCor Technologies, Inc.†	743	213,078
Global Payments, Inc.	899	142,941
H&R Block, Inc.	1,637	38,666
Moody's Corp.	1,781	364,802
		901,845
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	2,465	162,887
Synopsys, Inc.†	1,387	190,366
		353,253
Security Description	Shares	Value (Note 2)
Computer Services — 0.7%
Accenture PLC, Class A	7,385	$1,420,505
Cognizant Technology Solutions Corp., Class A	11,854	714,381
DXC Technology Co.	5,623	165,878
International Business Machines Corp.	19,014	2,765,016
		5,065,780
Computers — 2.9%
Apple, Inc.	91,180	20,421,585
Hewlett Packard Enterprise Co.	28,023	425,109
HP, Inc.	31,808	601,807
		21,448,501
Computers-Memory Devices — 0.9%
NetApp, Inc.	57,798	3,034,973
Seagate Technology PLC	1,829	98,382
Western Digital Corp.	53,253	3,176,009
		6,309,364
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,088	172,056
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	3,398	482,686
Containers-Metal/Glass — 0.0%
Ball Corp.	2,352	171,249
Containers-Paper/Plastic — 0.5%
Amcor PLC†	17,783	173,384
Packaging Corp. of America	2,032	215,595
Sealed Air Corp.	66,517	2,761,121
WestRock Co.	5,524	201,350
		3,351,450
Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	45,109	3,315,963
Coty, Inc., Class A	6,313	66,350
Estee Lauder Cos., Inc., Class A	1,519	302,205
Procter & Gamble Co.	86,875	10,805,512
Unilever NV	71,426	4,287,703
		18,777,733
Cruise Lines — 0.4%
Carnival Corp.	50,004	2,185,675
Norwegian Cruise Line Holdings, Ltd.†	4,628	239,591
Royal Caribbean Cruises, Ltd.	3,688	399,521
		2,824,787
Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	859	125,388
Paychex, Inc.	2,609	215,947
		341,335
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	764	138,223
DENTSPLY SIRONA, Inc.	4,812	256,528
		394,751

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.1%
Danaher Corp.	6,030	$870,913
Distribution/Wholesale — 0.0%
Copart, Inc.†	1,385	111,257
LKQ Corp.†	6,615	208,042
		319,299
Diversified Banking Institutions — 7.1%
Bank of America Corp.	467,443	13,635,312
Citigroup, Inc.	143,776	9,932,046
Goldman Sachs Group, Inc.	6,946	1,439,420
JPMorgan Chase & Co.	219,863	25,875,676
Morgan Stanley	26,961	1,150,426
		52,032,880
Diversified Manufacturing Operations — 2.5%
3M Co.	6,050	994,620
A.O. Smith Corp.	2,970	141,699
Eaton Corp. PLC	84,044	6,988,259
General Electric Co.	187,318	1,674,623
Illinois Tool Works, Inc.	3,791	593,253
Ingersoll-Rand PLC	33,721	4,154,764
Parker-Hannifin Corp.	2,757	497,942
Siemens AG	30,090	3,224,551
Textron, Inc.	4,939	241,813
		18,511,524
E-Commerce/Products — 0.1%
eBay, Inc.	10,492	408,978
E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	2,174	4,266,714
Expedia Group, Inc.	1,141	153,362
TripAdvisor, Inc.†	744	28,778
		4,448,854
E-Services/Consulting — 0.0%
CDW Corp.	1,802	222,078
Electric Products-Misc. — 0.7%
Emerson Electric Co.	71,953	4,810,778
Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	10,780	325,340
Sempra Energy	33,411	4,931,798
		5,257,138
Electric-Integrated — 4.7%
AES Corp.	14,249	232,829
Alliant Energy Corp.	2,192	118,215
American Electric Power Co., Inc.	10,599	993,020
CMS Energy Corp.	2,680	171,386
Consolidated Edison, Inc.	7,129	673,477
Dominion Energy, Inc.	62,550	5,069,052
DTE Energy Co.	3,934	523,065
Duke Energy Corp.	15,639	1,499,155
Edison International	67,125	5,062,567
Entergy Corp.	4,268	500,892
Evergy, Inc.	5,054	336,394
Eversource Energy	58,076	4,963,756
Exelon Corp.	20,854	1,007,457
FirstEnergy Corp.	11,590	558,986
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Pinnacle West Capital Corp.	46,760	$4,538,993
PPL Corp.	15,502	488,158
Public Service Enterprise Group, Inc.	10,853	673,754
Southern Co.	22,435	1,385,810
WEC Energy Group, Inc.	3,521	334,847
Xcel Energy, Inc.	81,250	5,272,312
		34,404,125
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,178	99,765
Electronic Components-Semiconductors — 2.7%
Intel Corp.	253,820	13,079,345
IPG Photonics Corp.†	765	103,734
Microchip Technology, Inc.	2,504	232,647
Micron Technology, Inc.†	100,592	4,310,367
NVIDIA Corp.	6,144	1,069,486
Qorvo, Inc.†	2,528	187,426
Skyworks Solutions, Inc.	1,437	113,882
Texas Instruments, Inc.	6,813	880,512
		19,977,399
Electronic Connectors — 0.5%
Amphenol Corp., Class A	3,958	381,947
TE Connectivity, Ltd.	31,131	2,900,787
		3,282,734
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,122	239,239
FLIR Systems, Inc.	2,911	153,090
Fortive Corp.	6,338	434,533
		826,862
Electronic Security Devices — 0.0%
Allegion PLC	982	101,784
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	2,908	266,082
Engines-Internal Combustion — 0.4%
Cummins, Inc.	18,347	2,984,506
Enterprise Software/Service — 0.5%
Oracle Corp.	62,448	3,436,513
Entertainment Software — 0.2%
Activision Blizzard, Inc.	16,463	871,222
Electronic Arts, Inc.†	3,289	321,730
		1,192,952
Finance-Consumer Loans — 0.1%
Synchrony Financial	13,101	446,613
Finance-Credit Card — 0.3%
American Express Co.	7,301	863,563
Capital One Financial Corp.	10,095	918,443
Discover Financial Services	2,391	193,886
Western Union Co.	5,277	122,268
		2,098,160
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	11,986	501,374
E*TRADE Financial Corp.	2,110	92,186
TD Ameritrade Holding Corp.	48,092	2,245,897
		2,839,457

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.2%
CME Group, Inc.	7,686	$1,624,359
Nasdaq, Inc.	742	73,718
		1,698,077
Food-Confectionery — 0.1%
Hershey Co.	1,247	193,272
J.M. Smucker Co.	2,448	269,329
		462,601
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	6,325	544,836
Food-Misc./Diversified — 1.9%
Campbell Soup Co.	3,620	169,851
Conagra Brands, Inc.	64,584	1,981,437
General Mills, Inc.	12,953	713,969
Kraft Heinz Co.	13,355	373,072
Mondelez International, Inc., Class A	197,932	10,949,598
		14,187,927
Food-Retail — 0.2%
Koninklijke Ahold Delhaize NV	48,410	1,210,998
Kroger Co.	17,145	441,998
		1,652,996
Food-Wholesale/Distribution — 0.9%
Sysco Corp.	27,235	2,162,459
US Foods Holding Corp.†	107,213	4,406,454
		6,568,913
Footwear & Related Apparel — 0.4%
Skechers U.S.A., Inc., Class A†	74,300	2,775,105
Gas-Distribution — 0.1%
Atmos Energy Corp.	1,040	118,445
NiSource, Inc.	8,014	239,779
		358,224
Gold Mining — 0.1%
Newmont Goldcorp Corp.	17,598	667,316
Home Decoration Products — 0.0%
Newell Brands, Inc.	3,926	73,495
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,822	115,533
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	21,156	1,969,835
Marriott International, Inc., Class A	3,521	437,907
		2,407,742
Human Resources — 0.0%
Robert Half International, Inc.	1,363	75,865
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,256	206,989
Industrial Gases — 0.1%
Linde PLC	3,829	741,754
Instruments-Controls — 0.2%
Honeywell International, Inc.	7,722	1,306,562
Mettler-Toledo International, Inc.†	190	133,836
		1,440,398
Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,144	$97,434
Waters Corp.†	573	127,911
		225,345
Insurance Brokers — 0.2%
Aon PLC	1,873	362,557
Arthur J. Gallagher & Co.	1,318	118,053
Marsh & McLennan Cos., Inc.	4,021	402,301
Willis Towers Watson PLC	2,769	534,334
		1,417,245
Insurance-Life/Health — 0.6%
Aflac, Inc.	57,882	3,028,386
Globe Life, Inc.	1,185	113,476
Lincoln National Corp.	4,297	259,195
Principal Financial Group, Inc.	5,565	317,984
Prudential Financial, Inc.	8,629	776,179
Unum Group	4,478	133,086
		4,628,306
Insurance-Multi-line — 2.8%
Allstate Corp.	7,066	767,933
American International Group, Inc.(1).	18,672	1,040,030
Assurant, Inc.	25,612	3,222,502
Chubb, Ltd.	63,240	10,209,466
Cincinnati Financial Corp.	1,695	197,756
Hartford Financial Services Group, Inc.	7,761	470,394
Loews Corp.	5,582	287,361
MetLife, Inc.	86,285	4,069,201
		20,264,643
Insurance-Property/Casualty — 2.1%
Berkshire Hathaway, Inc., Class B†	56,706	11,795,982
Progressive Corp.	37,898	2,927,621
Travelers Cos., Inc.	5,589	831,028
		15,554,631
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	874	232,563
Internet Security — 0.0%
Symantec Corp.	12,204	288,381
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	1,087	90,602
Ameriprise Financial, Inc.	22,782	3,351,232
BlackRock, Inc.	9,922	4,421,640
Franklin Resources, Inc.	6,054	174,718
Invesco, Ltd.	8,269	140,077
Raymond James Financial, Inc.	2,652	218,684
T. Rowe Price Group, Inc.	2,528	288,824
		8,685,777
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	39,374	4,973,330
Machinery-Farming — 0.2%
Deere & Co.	6,758	1,139,939

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 0.3%
Atlas Copco AB, Class B	71,500	$1,940,135
Wabtec Corp.	2,111	151,696
		2,091,831
Machinery-Pumps — 0.1%
Dover Corp.	3,122	310,826
Flowserve Corp.	1,323	61,798
		372,624
Medical Information Systems — 0.4%
Cerner Corp.	45,330	3,090,146
Medical Instruments — 1.8%
Medtronic PLC	123,015	13,361,889
Medical Labs & Testing Services — 0.6%
IQVIA Holdings, Inc.†	1,056	157,745
Laboratory Corp. of America Holdings†	2,097	352,296
Quest Diagnostics, Inc.	36,811	3,939,882
		4,449,923
Medical Products — 2.2%
Baxter International, Inc.	6,246	546,338
Becton Dickinson and Co.	2,144	542,346
Cooper Cos., Inc.	607	180,279
Henry Schein, Inc.†	1,750	111,125
Hologic, Inc.†	64,052	3,233,985
Koninklijke Philips NV	58,300	2,689,379
Stryker Corp.	2,824	610,831
Zimmer Biomet Holdings, Inc.	60,510	8,306,208
		16,220,491
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	4,376	846,800
Biogen, Inc.†	1,821	423,965
Celgene Corp.†	8,063	800,656
Gilead Sciences, Inc.	64,473	4,086,299
Incyte Corp.†	1,992	147,866
Nektar Therapeutics†	3,762	68,525
Regeneron Pharmaceuticals, Inc.†	703	195,012
		6,569,123
Medical-Drugs — 5.3%
AbbVie, Inc.	15,232	1,153,367
Allergan PLC	7,041	1,184,930
AstraZeneca PLC ADR	64,016	2,853,193
Bristol-Myers Squibb Co.	17,204	872,415
Eli Lilly & Co.	32,533	3,638,165
Johnson & Johnson	82,905	10,726,249
Pfizer, Inc.	300,290	10,789,420
Roche Holding AG	8,400	2,449,651
Roche Holding AG ADR	112,216	4,090,273
Zoetis, Inc.	4,613	574,734
		38,332,397
Medical-Generic Drugs — 0.1%
Mylan NV†	11,073	219,024
Perrigo Co. PLC	2,920	163,199
		382,223
Security Description	Shares	Value (Note 2)
Medical-HMO — 2.1%
Anthem, Inc.	25,191	$6,048,359
Centene Corp.†	8,878	384,062
UnitedHealth Group, Inc.	41,141	8,940,762
		15,373,183
Medical-Hospitals — 0.0%
Universal Health Services, Inc., Class B	750	111,563
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,264	268,725
Cardinal Health, Inc.	6,399	301,969
McKesson Corp.	3,969	542,403
		1,113,097
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	17,128	163,915
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,364	121,003
Multimedia — 0.8%
Viacom, Inc., Class B	144,707	3,477,309
Walt Disney Co.	17,013	2,217,134
		5,694,443
Networking Products — 0.9%
Cisco Systems, Inc.	128,879	6,367,911
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,590	224,165
Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	4,085	122,182
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	994	112,889
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,349	94,124
Oil Companies-Exploration & Production — 1.0%
Cabot Oil & Gas Corp.	2,784	48,915
Cimarex Energy Co.	958	45,927
Concho Resources, Inc.	1,942	131,862
EOG Resources, Inc.	53,284	3,954,738
Hess Corp.	2,500	151,200
Noble Energy, Inc.	10,265	230,552
Pioneer Natural Resources Co.	23,933	3,010,053
		7,573,247
Oil Companies-Integrated — 4.1%
Chevron Corp.	161,610	19,166,946
Exxon Mobil Corp.	39,959	2,821,505
Royal Dutch Shell PLC, Class B ADR	26,410	1,581,959
TOTAL SA ADR	123,400	6,416,800
		29,987,210
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	8,283	175,600
Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	14,130	858,397
Phillips 66	35,328	3,617,587
Valero Energy Corp.	8,895	758,210
		5,234,194

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 0.9%
Baker Hughes a GE Co., LLC	86,063	$1,996,662
Halliburton Co.	18,801	354,399
Schlumberger, Ltd.	115,755	3,955,348
TechnipFMC PLC	9,008	217,453
		6,523,862
Paper & Related Products — 0.4%
International Paper Co.	8,432	352,626
Mondi PLC	130,010	2,489,498
		2,842,124
Pharmacy Services — 0.3%
Cigna Corp.	3,485	528,988
CVS Health Corp.	27,914	1,760,536
		2,289,524
Pipelines — 0.6%
Kinder Morgan, Inc.	182,550	3,762,355
ONEOK, Inc.	3,811	280,833
Williams Cos., Inc.	26,015	625,921
		4,669,109
Publishing-Newspapers — 0.0%
News Corp., Class A	8,277	115,216
News Corp., Class B	2,614	37,367
		152,583
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	2,434	374,933
AvalonBay Communities, Inc.	959	206,502
Boston Properties, Inc.	1,450	188,007
Crown Castle International Corp.	5,265	731,888
Digital Realty Trust, Inc.	1,968	255,466
Duke Realty Corp.	2,560	86,963
Equinix, Inc.	728	419,910
Equity Residential	2,394	206,507
Essex Property Trust, Inc.	367	119,881
Extra Space Storage, Inc.	938	109,577
Federal Realty Investment Trust	778	105,917
Gaming and Leisure Properties, Inc.	71,600	2,737,984
Highwoods Properties, Inc.	59,800	2,687,412
Host Hotels & Resorts, Inc.	8,303	143,559
Iron Mountain, Inc.	6,162	199,587
Kimco Realty Corp.	9,060	189,173
Macerich Co.	2,365	74,710
Mid-America Apartment Communities, Inc.	1,077	140,021
Prologis, Inc.	13,547	1,154,475
Realty Income Corp.	1,844	141,398
Regency Centers Corp.	1,978	137,451
SBA Communications Corp.	1,020	245,973
Simon Property Group, Inc.	2,182	339,628
SL Green Realty Corp.	1,769	144,616
UDR, Inc.	2,829	137,150
Ventas, Inc.	7,997	584,021
Vornado Realty Trust	1,666	106,074
Welltower, Inc.	43,050	3,902,483
Weyerhaeuser Co.	163,059	4,516,734
		20,388,000
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	7,219	$382,679
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	778	96,970
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	4,598	79,821
L Brands, Inc.	4,983	97,617
Ross Stores, Inc.	3,366	369,755
		547,193
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	18,806	3,110,512
Genuine Parts Co.	3,135	312,215
		3,422,727
Retail-Automobile — 0.0%
CarMax, Inc.†	1,955	172,040
Retail-Building Products — 0.5%
Home Depot, Inc.	12,693	2,945,030
Lowe's Cos., Inc.	8,946	983,702
		3,928,732
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,978	343,432
Retail-Discount — 1.4%
Costco Wholesale Corp.	9,440	2,719,758
Dollar Tree, Inc.†	5,079	579,819
Target Corp.	10,967	1,172,482
Walmart, Inc.	50,545	5,998,681
		10,470,740
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	16,283	900,613
Retail-Jewelry — 0.0%
Tiffany & Co.	1,283	118,844
Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	1,170	39,394
TJX Cos., Inc.	43,600	2,430,264
		2,469,658
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	3,416	169,638
Macy's, Inc.	3,846	59,767
		229,405
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	791	93,512
Starbucks Corp.	12,589	1,113,119
		1,206,631
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	8,559	133,820
Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	29,147	3,256,594
Maxim Integrated Products, Inc.	35,889	2,078,332
QUALCOMM, Inc.	58,953	4,496,935
		9,831,861

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 1.2%
Applied Materials, Inc.	75,807	$3,782,770
KLA Corp.	24,938	3,976,364
Lam Research Corp.	3,102	716,903
		8,476,037
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	887	187,858
Steel-Producers — 0.0%
Nucor Corp.	6,507	331,271
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	109,661	3,127,532
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,423	183,719
Telephone-Integrated — 2.5%
AT&T, Inc.	156,837	5,934,712
CenturyLink, Inc.	21,071	262,966
Verizon Communications, Inc.	201,365	12,154,392
		18,352,070
Television — 0.0%
CBS Corp., Class B	7,024	283,559
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,285	159,430
Tobacco — 0.8%
Altria Group, Inc.	40,097	1,639,967
British American Tobacco PLC ADR	78,353	2,891,226
Philip Morris International, Inc.	16,363	1,242,443
		5,773,636
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,185	185,500
Stanley Black & Decker, Inc.	3,257	470,343
		655,843
Toys — 0.0%
Hasbro, Inc.	1,083	128,541
Transport-Rail — 0.1%
Kansas City Southern	1,209	160,809
Norfolk Southern Corp.	1,753	314,944
		475,753
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,906	246,370
FedEx Corp.	2,833	412,400
United Parcel Service, Inc., Class B	24,835	2,975,730
		3,634,500
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	605	66,943
Water — 0.0%
American Water Works Co., Inc.	1,435	178,270
Water Treatment Systems — 0.0%
Pentair PLC	3,607	136,345
Wireless Equipment — 0.4%
Nokia OYJ ADR	610,499	3,089,125
Total Common Stocks (cost $623,633,924)		712,803,108
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF	47,590	$6,103,893
iShares S&P 500 Value ETF	9,100	1,084,174
Total Exchange-Traded Funds (cost $7,000,593)		7,188,067
Total Long-Term Investment Securities (cost $630,634,517)		719,991,175
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.88% due 10/29/2019(2)	$150,000	149,782
1.95% due 10/15/2019(2)	70,000	69,954
Total Short-Term Investment Securities (cost $219,728)		219,736
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $543,005 collateralized by $530,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $556,437	543,000	543,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	545,000	545,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	330,000	330,000
BNP Paribas SA Joint Repurchase Agreement(3)	265,000	265,000
Deutsche Bank AG Joint Repurchase Agreement(3)	505,000	505,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	530,000	530,000
Total Repurchase Agreements (cost $2,718,000)		2,718,000
TOTAL INVESTMENTS (cost $633,572,245)(4)	98.9%	722,928,911
Other assets less liabilities	1.1	7,735,564
NET ASSETS	100.0%	$730,664,475

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2019	$1,189,170	$1,169,700	$(19,470)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	201,526,145	USD	1,879,382	12/30/2019	$3,298	$—
	USD	70,227	JPY	7,499,279	12/30/2019	—	(413)
						3,298	(413)
Credit Suisse AG	EUR	8,734,127	USD	9,717,254	12/31/2019	129,226	—
	USD	252,309	EUR	229,238	12/31/2019	—	(659)
						129,226	(659)
Goldman Sachs International	SEK	17,582,472	USD	1,819,585	12/30/2019	22,192	—
	USD	106,357	SEK	1,027,362	12/30/2019	—	(1,334)
						22,192	(1,334)
JPMorgan Chase Bank	GBP	2,752,556	USD	3,457,211	12/31/2019	59,827	—
UBS AG	CHF	2,047,038	USD	2,074,898	12/31/2019	7,030	—
Net Unrealized Appreciation (Depreciation)						$221,573	$(2,406)

CHF — Swiss Francs

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$701,488,275	$11,314,833	**	$—	$712,803,108
Exchange-Traded Funds	7,188,067	—		—	7,188,067
Short-Term Investment Securities	—	219,736		—	219,736
Repurchase Agreements	—	2,718,000		—	2,718,000
Total Investments at Value	$708,676,342	$14,252,569		$—	$722,928,911
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$221,573		$—	$221,573
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$19,470	$—		$—	$19,470
Forward Foreign Currency Contracts	—	2,406		—	2,406
Total Other Financial Instruments	$19,470	$2,406		$—	$21,876

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Enterprise Software/Service	5.0%
Commercial Services-Finance	4.6
Medical-Biomedical/Gene	3.8
Electronic Components-Semiconductors	3.8
Medical Products	3.2
Data Processing/Management	2.8
Computer Software	2.8
Commercial Services	2.1
Retail-Apparel/Shoe	2.0
Applications Software	1.9
E-Commerce/Services	1.7
Aerospace/Defense-Equipment	1.7
Semiconductor Equipment	1.5
Patient Monitoring Equipment	1.5
Diversified Manufacturing Operations	1.4
Real Estate Investment Trusts	1.4
Retail-Restaurants	1.4
Food-Misc./Diversified	1.4
Distribution/Wholesale	1.3
Internet Content-Entertainment	1.3
Web Hosting/Design	1.3
Retail-Discount	1.3
Computer Aided Design	1.3
Electronic Measurement Instruments	1.2
Resorts/Theme Parks	1.2
Consulting Services	1.2
Medical-Drugs	1.2
Office Automation & Equipment	1.1
Building-Residential/Commercial	1.0
Retail-Auto Parts	1.0
Internet Content-Information/News	1.0
Oil Companies-Exploration & Production	1.0
Apparel Manufacturers	1.0
Retail-Floor Coverings	0.9
Machinery-Pumps	0.9
Schools	0.8
Medical-HMO	0.8
Internet Security	0.8
Hotels/Motels	0.7
Cruise Lines	0.7
Entertainment Software	0.7
Computers-Memory Devices	0.7
Banks-Commercial	0.6
Electronic Connectors	0.6
Machinery-General Industrial	0.6
Drug Delivery Systems	0.6
Repurchase Agreements	0.6
Building Products-Cement	0.6
Veterinary Diagnostics	0.6
Aerospace/Defense	0.6
Diagnostic Kits	0.6
Retail-Misc./Diversified	0.6
Recreational Centers	0.5
Containers-Metal/Glass	0.5
Computer Services	0.5
Wireless Equipment	0.5
Transport-Truck	0.5
Industrial Automated/Robotic	0.5
Airlines	0.5
Instruments-Controls	0.5
Finance-Other Services	0.5%
Disposable Medical Products	0.4
Internet Application Software	0.4
E-Services/Consulting	0.4
Exchange-Traded Funds	0.4
Healthcare Safety Devices	0.4
Auto/Truck Parts & Equipment-Original	0.4
Soap & Cleaning Preparation	0.4
Medical Information Systems	0.4
Food-Confectionery	0.4
Retail-Perfume & Cosmetics	0.4
Finance-Investment Banker/Broker	0.4
Private Equity	0.4
Medical Labs & Testing Services	0.4
Security Services	0.3
Casino Hotels	0.3
Consumer Products-Misc.	0.3
Beverages-Non-alcoholic	0.3
Semiconductor Components-Integrated Circuits	0.3
Therapeutics	0.3
Transport-Services	0.3
Electric Products-Misc.	0.3
Cable/Satellite TV	0.3
Decision Support Software	0.3
Computer Data Security	0.3
Dental Supplies & Equipment	0.3
Beverages-Wine/Spirits	0.3
E-Commerce/Products	0.3
Insurance Brokers	0.3
Television	0.3
Real Estate Management/Services	0.3
Retail-Automobile	0.2
Electronic Security Devices	0.2
Athletic Equipment	0.2
Finance-Credit Card	0.2
Retail-Gardening Products	0.2
Power Converter/Supply Equipment	0.2
Insurance-Property/Casualty	0.2
Office Supplies & Forms	0.2
Coatings/Paint	0.2
Garden Products	0.2
Investment Management/Advisor Services	0.2
Respiratory Products	0.2
Pipelines	0.2
Building & Construction Products-Misc.	0.2
Chemicals-Diversified	0.2
Funeral Services & Related Items	0.2
Human Resources	0.2
Medical Instruments	0.2
Recreational Vehicles	0.2
Instruments-Scientific	0.2
Telecom Equipment-Fiber Optics	0.2
Chemicals-Specialty	0.2
Theaters	0.2
Shipbuilding	0.2
Toys	0.2
Insurance-Multi-line	0.2
Advanced Materials	0.2
Insurance-Reinsurance	0.2
Non-Hazardous Waste Disposal	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Advertising Agencies	0.2%
Electronic Components-Misc.	0.2
Medical-Wholesale Drug Distribution	0.2
Networking Products	0.2
Transport-Rail	0.2
Multimedia	0.2
Building-Maintenance & Services	0.2
Gas-Distribution	0.2
Food-Meat Products	0.2
Machinery-Electrical	0.1
Medical-Hospitals	0.1
Medical-Outpatient/Home Medical	0.1
Filtration/Separation Products	0.1
Diagnostic Equipment	0.1
Containers-Paper/Plastic	0.1
Communications Software	0.1
Retail-Jewelry	0.1
Internet Telephone	0.1
Retail-Convenience Store	0.1
Lighting Products & Systems	0.1
Finance-Consumer Loans	0.1
Gold Mining	0.1
Oil Refining & Marketing	0.1
Internet Infrastructure Software	0.1
Building Products-Air & Heating	0.1
Telephone-Integrated	0.1
Advertising Services	0.1
Agricultural Chemicals	0.1
Rental Auto/Equipment	0.1
Water	0.1
Auto-Cars/Light Trucks	0.1
Tools-Hand Held	0.1
Insurance-Life/Health	0.1
Steel Pipe & Tube	0.1
Lasers-System/Components	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Super Regional	0.1
Retail-Home Furnishings	0.1
Auction Houses/Art Dealers	0.1
Banks-Fiduciary	0.1
Machine Tools & Related Products	0.1
Medical-Generic Drugs	0.1
Registered Investment Companies	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Advanced Materials — 0.2%
Hexcel Corp.	4,833	$396,934
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	3,477	74,964
Omnicom Group, Inc.	4,001	313,278
		388,242
Advertising Services — 0.1%
Trade Desk, Inc., Class A†	938	175,922
Aerospace/Defense — 0.6%
Spirit AeroSystems Holdings, Inc., Class A	2,264	186,191
TransDigm Group, Inc.	2,003	1,042,902
		1,229,093
Aerospace/Defense-Equipment — 1.7%
HEICO Corp.	953	119,011
HEICO Corp., Class A	1,865	181,483
L3Harris Technologies, Inc.	16,552	3,453,409
		3,753,903
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,434	168,953
Airlines — 0.5%
Alaska Air Group, Inc.	5,952	386,344
American Airlines Group, Inc.	6,185	166,809
Copa Holdings SA, Class A	1,000	98,750
JetBlue Airways Corp.†	646	10,821
United Airlines Holdings, Inc.†	4,263	376,892
		1,039,616
Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	1,444	47,883
Carter's, Inc.	6,247	569,789
Columbia Sportswear Co.	477	46,217
Hanesbrands, Inc.	6,819	104,467
PVH Corp.	1,100	97,053
Tapestry, Inc.	8,200	213,610
Under Armour, Inc., Class A†	12,349	246,239
Under Armour, Inc., Class C†	43,585	790,196
		2,115,454
Applications Software — 1.7%
CDK Global, Inc.	6,373	306,478
HubSpot, Inc.†	973	147,517
Medallia, Inc.†	310	8,503
PTC, Inc.†	2,541	173,245
RealPage, Inc.†	7,666	481,885
ServiceNow, Inc.†	9,946	2,524,792
Smartsheet, Inc., Class A†	2,130	76,744
		3,719,164
Athletic Equipment — 0.2%
Peloton Interactive, Inc., Class A†	21,500	539,650
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	3,100	123,690
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	204	13,187
Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,040	$160,254
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,900	133,019
Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	2,696	126,847
Aptiv PLC	7,122	622,605
WABCO Holdings, Inc.†	1,047	140,036
		889,488
Banks-Commercial — 0.6%
BankUnited, Inc.	2,500	84,050
CIT Group, Inc.	193	8,745
First Republic Bank	5,236	506,321
Pinnacle Financial Partners, Inc.	1,600	90,800
Signature Bank	1,750	208,635
SVB Financial Group†	1,172	244,889
Synovus Financial Corp.	276	9,870
Webster Financial Corp.	5,000	234,350
Western Alliance Bancorp	251	11,566
		1,399,226
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,300	121,316
Banks-Super Regional — 0.1%
Comerica, Inc.	221	14,584
Fifth Third Bancorp	4,100	112,258
		126,842
Beverages-Non-alcoholic — 0.3%
Monster Beverage Corp.†	12,682	736,317
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,029	61,483
Brown-Forman Corp., Class B	9,213	578,392
		639,875
Broadcast Services/Program — 0.0%
Fox Corp., Class A	832	26,237
Fox Corp., Class B	387	12,206
		38,443
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	1,196	115,653
Fortune Brands Home & Security, Inc.	6,081	332,631
		448,284
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	781	189,760
Building Products-Cement — 0.6%
Eagle Materials, Inc.	2,143	192,891
Martin Marietta Materials, Inc.	469	128,553
Vulcan Materials Co.	6,448	975,196
		1,296,640
Building-Maintenance & Services — 0.2%
Rollins, Inc.	9,162	312,149
ServiceMaster Global Holdings, Inc.†	526	29,404
		341,553

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 1.0%
Lennar Corp., Class A	25,945	$1,449,028
Lennar Corp., Class B	158	7,010
NVR, Inc.†	179	665,406
Toll Brothers, Inc.	2,700	110,835
		2,232,279
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	12,439	356,751
Cable One, Inc.	107	134,253
Sirius XM Holdings, Inc.	33,409	208,973
		699,977
Casino Hotels — 0.3%
MGM Resorts International	9,135	253,222
Wynn Resorts, Ltd.	4,680	508,810
		762,032
Chemicals-Diversified — 0.2%
Celanese Corp.	1,900	232,351
PPG Industries, Inc.	1,700	201,467
		433,818
Chemicals-Specialty — 0.2%
Element Solutions, Inc.†	2,115	21,531
NewMarket Corp.	154	72,702
Valvoline, Inc.	3,614	79,616
Versum Materials, Inc.	2,667	141,164
W.R. Grace & Co.	1,397	93,264
		408,277
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	5,554	167,453
RPM International, Inc.	4,727	325,265
		492,718
Commercial Services — 2.1%
Cintas Corp.	4,393	1,177,763
CoreLogic, Inc.†	5,610	259,575
CoStar Group, Inc.†	4,980	2,954,136
Morningstar, Inc.	480	70,147
Nielsen Holdings PLC	8,986	190,952
Quanta Services, Inc.	792	29,938
		4,682,511
Commercial Services-Finance — 4.6%
Avalara, Inc.†	1,122	75,500
Equifax, Inc.	5,190	730,077
Euronet Worldwide, Inc.†	3,022	442,119
FleetCor Technologies, Inc.†	4,276	1,226,271
Global Payments, Inc.	14,612	2,323,308
Green Dot Corp., Class A†	1,400	35,350
H&R Block, Inc.	757	17,880
IHS Markit, Ltd.†	10,882	727,788
MarketAxess Holdings, Inc.	1,523	498,783
Moody's Corp.	1,040	213,023
Sabre Corp.	9,276	207,736
Square, Inc., Class A†	31,954	1,979,550
StoneCo, Ltd., Class A†	2,487	86,498
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
TransUnion	12,675	$1,028,069
WEX, Inc.†	2,552	515,683
		10,107,635
Communications Software — 0.1%
Slack Technologies, Inc., Class A†	10,089	239,412
Computer Aided Design — 1.3%
ANSYS, Inc.†	2,744	607,412
Aspen Technology, Inc.†	1,685	207,390
Autodesk, Inc.†	1,700	251,090
Cadence Design Systems, Inc.†	13,203	872,454
Synopsys, Inc.†	6,239	856,303
		2,794,649
Computer Data Security — 0.3%
Crowdstrike Holdings, Inc., Class A†	813	47,406
Fortinet, Inc.†	7,001	537,397
Zscaler, Inc.†	1,518	71,740
		656,543
Computer Services — 0.5%
Elastic NV†	1,082	89,092
EPAM Systems, Inc.†	2,168	395,270
Genpact, Ltd.	7,552	292,640
Leidos Holdings, Inc.	4,000	343,520
		1,120,522
Computer Software — 2.8%
Akamai Technologies, Inc.†	3,593	328,328
Citrix Systems, Inc.	2,731	263,596
Dropbox, Inc., Class A†	8,940	180,320
Dynatrace, Inc.†	5,530	103,245
MongoDB, Inc.†	1,020	122,890
Splunk, Inc.†	32,709	3,855,083
SS&C Technologies Holdings, Inc.	12,550	647,203
Teradata Corp.†	2,771	85,901
Twilio, Inc., Class A†	5,220	573,991
Zoom Video Communications, Inc., Class A†	199	15,164
		6,175,721
Computers — 0.0%
Nutanix, Inc., Class A†	3,421	89,801
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,930	92,471
Computers-Memory Devices — 0.7%
NetApp, Inc.	5,841	306,711
Pure Storage, Inc., Class A†	16,952	287,167
Western Digital Corp.	14,072	839,254
		1,433,132
Consulting Services — 1.2%
Booz Allen Hamilton Holding Corp.	9,833	698,340
Gartner, Inc.†	5,636	805,891
Verisk Analytics, Inc.	7,043	1,113,780
		2,618,011
Consumer Products-Misc. — 0.3%
Clorox Co.	4,906	745,074

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Metal/Glass — 0.5%
Ball Corp.	14,475	$1,053,925
Crown Holdings, Inc.†	1,836	121,286
		1,175,211
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	1,237	48,577
Sealed Air Corp.	4,977	206,595
		255,172
Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	26,571	1,375,581
Royal Caribbean Cruises, Ltd.	1,800	194,994
		1,570,575
Data Processing/Management — 2.8%
Broadridge Financial Solutions, Inc.	2,777	345,542
DocuSign, Inc.†	11,454	709,232
Fair Isaac Corp.†	4,948	1,501,817
Fidelity National Information Services, Inc.	3,050	404,918
Fiserv, Inc.†	21,087	2,184,402
Jack Henry & Associates, Inc.	1,658	242,018
Paychex, Inc.	10,193	843,675
		6,231,604
Decision Support Software — 0.3%
MSCI, Inc.	3,146	685,041
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	3,558	643,713
Diagnostic Equipment — 0.1%
Adaptive Biotechnologies Corp.†	285	8,807
Avantor, Inc.†	17,422	256,103
		264,910
Diagnostic Kits — 0.6%
IDEXX Laboratories, Inc.†	3,922	1,066,509
QIAGEN NV†	4,900	161,553
		1,228,062
Dialysis Centers — 0.0%
DaVita, Inc.†	1,800	102,726
Disposable Medical Products — 0.4%
STERIS PLC	1,019	147,236
Teleflex, Inc.	2,427	824,573
		971,809
Distribution/Wholesale — 1.3%
Copart, Inc.†	9,431	757,592
Fastenal Co.	15,056	491,880
HD Supply Holdings, Inc.†	8,000	313,400
IAA, Inc.†	7,458	311,222
KAR Auction Services, Inc.	6,858	168,364
LKQ Corp.†	1,086	34,155
Pool Corp.	2,141	431,840
Watsco, Inc.	800	135,344
WW Grainger, Inc.	1,069	317,653
		2,961,450
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	4,655	$222,090
Carlisle Cos., Inc.	1,189	173,047
Ingersoll-Rand PLC	21,192	2,611,066
Textron, Inc.	3,100	151,776
		3,157,979
Drug Delivery Systems — 0.6%
DexCom, Inc.†	8,875	1,324,505
E-Commerce/Products — 0.2%
Chewy, Inc., Class A†	2,638	64,842
Etsy, Inc.†	2,918	164,867
Farfetch, Ltd., Class A†	3,006	25,972
Wayfair, Inc., Class A†	2,049	229,734
		485,415
E-Commerce/Services — 1.5%
Ctrip.com International, Ltd. ADR†	3,100	90,799
Expedia Group, Inc.	2,933	394,225
GrubHub, Inc.†	2,829	159,018
IAC/InterActiveCorp†	2,556	557,131
Lyft, Inc., Class A†	86	3,512
Match Group, Inc.	4,338	309,907
MercadoLibre, Inc.†	276	152,139
TripAdvisor, Inc.†	21,051	814,253
Uber Technologies, Inc.†(1)	22,395	661,336
Zillow Group, Inc., Class A†	2,000	59,090
		3,201,410
E-Services/Consulting — 0.4%
CDW Corp.	7,837	965,832
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,419	589,393
Littelfuse, Inc.	652	115,606
		704,999
Electronic Components-Misc. — 0.2%
Jabil, Inc.	783	28,008
Sensata Technologies Holding PLC†	6,936	347,216
		375,224
Electronic Components-Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	128,055	3,712,314
Cree, Inc.†	195	9,555
IPG Photonics Corp.†	762	103,327
Marvell Technology Group, Ltd.	63,795	1,592,961
Microchip Technology, Inc.	9,348	868,523
Monolithic Power Systems, Inc.	2,722	423,625
Skyworks Solutions, Inc.	6,511	515,997
Xilinx, Inc.	11,009	1,055,763
		8,282,065
Electronic Connectors — 0.6%
Amphenol Corp., Class A	14,423	1,391,819
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	16,242	1,244,625
FLIR Systems, Inc.	1,477	77,675
Fortive Corp.	5,507	377,560
Keysight Technologies, Inc.†	9,580	931,655

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
National Instruments Corp.	175	$7,348
Trimble, Inc.†	1,051	40,789
		2,679,652
Electronic Security Devices — 0.2%
ADT, Inc.	10,600	66,462
Allegion PLC	4,630	479,900
		546,362
Enterprise Software/Service — 5.0%
Alteryx, Inc., Class A†	1,111	119,355
Atlassian Corp. PLC, Class A†	7,136	895,140
Black Knight, Inc.†	9,865	602,357
Ceridian HCM Holding, Inc.†	5,277	260,525
Coupa Software, Inc.†	2,595	336,234
Datadog, Inc., Class A†	1,317	44,659
Datadog, Inc., Class B†(1)	1,362	43,876
Guidewire Software, Inc.†	29,018	3,057,917
Manhattan Associates, Inc.†	1,573	126,894
New Relic, Inc.†	2,511	154,301
Paycom Software, Inc.†	2,104	440,767
Pegasystems, Inc.	931	63,354
Pluralsight, Inc., Class A†	4,001	67,197
SolarWinds Corp.†	315	5,812
Tyler Technologies, Inc.†	2,222	583,275
Veeva Systems, Inc., Class A†	11,947	1,824,187
Workday, Inc., Class A†	13,811	2,347,318
		10,973,168
Entertainment Software — 0.7%
DraftKings, Inc.†(1)(2)	74,969	206,914
Electronic Arts, Inc.†	1,300	127,166
Take-Two Interactive Software, Inc.†	8,326	1,043,581
Zynga, Inc., Class A†	32,517	189,249
		1,566,910
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	5,221	271,910
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	226	104,256
Finance-Consumer Loans — 0.1%
LendingTree, Inc.†	188	58,361
Synchrony Financial	4,387	149,553
		207,914
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	105	13,454
Discover Financial Services	5,824	472,268
Western Union Co.	2,265	52,480
		538,202
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.	4,502	196,692
Evercore, Inc., Class A	344	27,555
Interactive Brokers Group, Inc., Class A	481	25,868
Lazard, Ltd., Class A	6,243	218,505
TD Ameritrade Holding Corp.	6,400	298,880
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Tradeweb Markets, Inc.	1,385	$51,217
Virtu Financial, Inc., Class A	536	8,769
		827,486
Finance-Leasing Companies — 0.0%
Air Lease Corp.	183	7,653
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	6,469	743,353
Nasdaq, Inc.	2,000	198,700
SEI Investments Co.	1,502	89,001
		1,031,054
Food-Catering — 0.0%
Aramark	1,700	74,086
Food-Confectionery — 0.4%
Hershey Co.	5,364	831,366
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,300	100,579
Tyson Foods, Inc., Class A	2,700	232,578
		333,157
Food-Misc./Diversified — 1.4%
Campbell Soup Co.	2,323	108,995
Conagra Brands, Inc.	3,900	119,652
Kellogg Co.	2,306	148,391
Lamb Weston Holdings, Inc.	26,621	1,935,879
McCormick & Co., Inc.	4,342	678,655
Post Holdings, Inc.†	712	75,358
TreeHouse Foods, Inc.†	229	12,698
		3,079,628
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	4,356	84,245
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	73	2,532
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,163	43,438
Funeral Services & Related Items — 0.2%
Service Corp. International	8,960	428,378
Garden Products — 0.2%
Scotts Miracle-Gro Co.	965	98,257
Toro Co.	5,184	379,987
		478,244
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,100	239,169
NiSource, Inc.	3,250	97,240
		336,409
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	3,200	143,360
Royal Gold, Inc.	506	62,344
		205,704
Healthcare Safety Devices — 0.4%
Tandem Diabetes Care, Inc.†	16,242	957,953
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,121	86,541

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.7%
Choice Hotels International, Inc.	2,155	$191,709
Extended Stay America, Inc.	5,400	79,056
Hilton Grand Vacations, Inc.†	305	9,760
Hilton Worldwide Holdings, Inc.	13,849	1,289,480
Wyndham Hotels & Resorts, Inc.	695	35,959
		1,605,964
Human Resources — 0.2%
ManpowerGroup, Inc.	700	58,968
Paylocity Holding Corp.†	792	77,283
Robert Half International, Inc.	5,132	285,647
		421,898
Industrial Automated/Robotic — 0.5%
Cognex Corp.	7,008	344,303
Rockwell Automation, Inc.	4,346	716,221
		1,060,524
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,037	730,463
Woodward, Inc.	2,802	302,139
		1,032,602
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	593	50,506
Waters Corp.†	1,616	360,739
		411,245
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	953	85,360
Brown & Brown, Inc.	334	12,044
Willis Towers Watson PLC	2,700	521,019
		618,423
Insurance-Life/Health — 0.1%
Athene Holding, Ltd., Class A†	1,430	60,146
Primerica, Inc.	734	93,387
		153,533
Insurance-Multi-line — 0.2%
Assurant, Inc.	2,900	364,878
Kemper Corp.	279	21,748
Voya Financial, Inc.	242	13,175
		399,801
Insurance-Property/Casualty — 0.2%
Alleghany Corp.†	35	27,922
Arch Capital Group, Ltd.†	1,274	53,483
Erie Indemnity Co., Class A	399	74,074
Fidelity National Financial, Inc.	7,200	319,752
Markel Corp.†	27	31,911
		507,142
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	3,500	233,520
Everest Re Group, Ltd.	299	79,561
RenaissanceRe Holdings, Ltd.	407	78,734
		391,815
Security Description	Shares	Value (Note 2)
Internet Application Software — 0.4%
Anaplan, Inc.†	2,045	$96,115
Okta, Inc.†	4,296	422,984
Zendesk, Inc.†	6,169	449,597
		968,696
Internet Content-Entertainment — 1.3%
Pinterest, Inc., Class A†	66,397	1,756,201
Pinterest, Inc., Class B†(1)	6,496	170,817
Roku, Inc.†	2,083	211,966
Twitter, Inc.†	18,393	757,791
		2,896,775
Internet Content-Information/News — 1.0%
Spotify Technology SA†	19,224	2,191,536
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,353	189,988
Internet Security — 0.8%
FireEye, Inc.†	4,871	64,979
Palo Alto Networks, Inc.†	4,690	955,963
Proofpoint, Inc.†	3,242	418,380
Symantec Corp.	9,300	219,759
		1,659,081
Internet Telephone — 0.1%
RingCentral, Inc., Class A†	1,742	218,900
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	441	64,871
LPL Financial Holdings, Inc.	2,000	163,800
Raymond James Financial, Inc.	707	58,299
T. Rowe Price Group, Inc.	1,625	185,657
		472,627
Lasers-System/Components — 0.1%
Coherent, Inc.†	980	150,646
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	255	34,371
Universal Display Corp.	1,042	174,952
		209,323
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,364	118,341
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	5,428	310,536
Machinery-General Industrial — 0.6%
IDEX Corp.	2,174	356,275
Middleby Corp.†	2,454	286,873
Nordson Corp.	2,474	361,847
Roper Technologies, Inc.	208	74,173
Wabtec Corp.	4,207	302,315
		1,381,483
Machinery-Pumps — 0.9%
Dover Corp.	9,524	948,210
Flowserve Corp.	2,092	97,717
Graco, Inc.	7,732	355,981
Xylem, Inc.	6,379	507,896
		1,909,804

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.4%
Cerner Corp.	10,136	$690,971
Change Healthcare, Inc.†	608	7,345
Medidata Solutions, Inc.†	1,472	134,688
		833,004
Medical Instruments — 0.2%
Bio-Techne Corp.	916	179,234
Bruker Corp.	4,592	201,726
Cantel Medical Corp.	514	38,447
		419,407
Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	3,200	152,512
Charles River Laboratories International, Inc.†	1,177	155,799
IQVIA Holdings, Inc.†	3,176	474,431
Laboratory Corp. of America Holdings†	144	24,192
		806,934
Medical Products — 3.2%
ABIOMED, Inc.†	2,084	370,723
Cooper Cos., Inc.	1,938	575,586
Haemonetics Corp.†	21,047	2,654,869
Henry Schein, Inc.†	2,062	130,937
Hill-Rom Holdings, Inc.	845	88,919
Hologic, Inc.†	13,637	688,532
ICU Medical, Inc.†	713	113,795
Novocure, Ltd.†	900	67,302
Penumbra, Inc.†	12,755	1,715,420
Varian Medical Systems, Inc.†	2,223	264,737
West Pharmaceutical Services, Inc.	2,454	348,026
		7,018,846
Medical-Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	1,200	117,528
Alnylam Pharmaceuticals, Inc.†	4,568	367,359
Argenx SE ADR†	513	58,461
BioMarin Pharmaceutical, Inc.†	8,971	604,645
Bluebird Bio, Inc.†	1,779	163,348
Blueprint Medicines Corp.†	800	58,776
Exact Sciences Corp.†	29,406	2,657,420
Exelixis, Inc.†	9,284	164,188
FibroGen, Inc.†	1,100	40,678
Guardant Health, Inc.†	892	56,936
Immunomedics, Inc.†	3,300	43,758
Incyte Corp.†	8,246	612,101
Ionis Pharmaceuticals, Inc.†	17,909	1,072,928
Moderna, Inc.†	4,494	71,544
Nektar Therapeutics†	2,528	46,047
Sage Therapeutics, Inc.†	7,830	1,098,471
Seattle Genetics, Inc.†	12,392	1,058,277
Ultragenyx Pharmaceutical, Inc.†	1,083	46,331
		8,338,796
Medical-Drugs — 1.2%
Alkermes PLC†	4,400	85,844
Ascendis Pharma A/S ADR†	5,803	558,945
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Galapagos NV†	7,217	$1,099,691
Galapagos NV ADR†	800	122,128
Horizon Therapeutics PLC†	516	14,051
Jazz Pharmaceuticals PLC†	2,902	371,862
Madrigal Pharmaceuticals, Inc.†	236	20,348
PRA Health Sciences, Inc.†	2,919	289,652
		2,562,521
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	2,100	117,369
Medical-HMO — 0.8%
Centene Corp.†	19,635	849,410
Molina Healthcare, Inc.†	3,785	415,290
WellCare Health Plans, Inc.†	2,076	538,037
		1,802,737
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,846	119,534
Universal Health Services, Inc., Class B	1,200	178,500
		298,034
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	900	117,909
Chemed Corp.	380	158,677
		276,586
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,712	305,609
McKesson Corp.	497	67,920
		373,529
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	626	74,150
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,414	343,560
Networking Products — 0.2%
Arista Networks, Inc.†	1,450	346,434
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	334	28,908
Waste Connections, Inc.	3,923	360,916
		389,824
Office Automation & Equipment — 1.1%
Zebra Technologies Corp., Class A†	11,946	2,465,296
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,426	502,661
Oil Companies-Exploration & Production — 1.0%
Cabot Oil & Gas Corp.	19,711	346,322
Centennial Resource Development, Inc., Class A†	14,274	64,447
Cimarex Energy Co.	600	28,764
Concho Resources, Inc.	1,417	96,214
Continental Resources, Inc.†	2,000	61,580
Diamondback Energy, Inc.	4,890	439,660
Jagged Peak Energy, Inc.†	12,000	87,120
Parsley Energy, Inc., Class A	3,760	63,168
Pioneer Natural Resources Co.	1,745	219,469
Venture Global LNG, Inc., Series B†(1)(2)	3	15,600

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Venture Global LNG, Inc., Series C†(1)(2)	42	$218,400
WPX Energy, Inc.†	45,777	484,779
		2,125,523
Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	3,600	193,104
Paper & Related Products — 0.0%
International Paper Co.	2,500	104,550
Patient Monitoring Equipment — 1.5%
CareDx, Inc.†	10,760	243,284
Insulet Corp.†	17,139	2,826,735
Masimo Corp.†	1,151	171,257
		3,241,276
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,211	76,632
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,274	206,459
Equitrans Midstream Corp.	508	7,391
ONEOK, Inc.	3,209	236,471
		450,321
Poultry — 0.0%
Pilgrim's Pride Corp.†	461	14,773
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,600	125,344
Hubbell, Inc.	2,931	385,133
		510,477
Private Equity — 0.4%
Blackstone Group, Inc., Class A	16,901	825,445
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	42	11,068
Publishing-Newspapers — 0.0%
New York Times Co., Class A	744	21,189
Real Estate Investment Trusts — 1.4%
American Campus Communities, Inc.	2,073	99,670
American Homes 4 Rent, Class A	2,695	69,774
Americold Realty Trust	4,681	173,525
Brookfield Property REIT, Inc., Class A	1,799	36,682
Colony Capital, Inc.	642	3,865
CoreSite Realty Corp.	699	85,173
CubeSmart	3,000	104,700
Equity LifeStyle Properties, Inc.	2,115	282,564
Extra Space Storage, Inc.	2,448	285,975
Federal Realty Investment Trust	500	68,070
Iron Mountain, Inc.	4,280	138,629
Lamar Advertising Co., Class A	2,079	170,332
MGM Growth Properties LLC, Class A	5,200	156,260
Outfront Media, Inc.	534	14,834
SBA Communications Corp.	4,979	1,200,686
SL Green Realty Corp.	1,000	81,750
Sun Communities, Inc.	519	77,045
UDR, Inc.	362	17,550
VEREIT, Inc.	7,501	73,360
		3,140,444
Security Description	Shares	Value (Note 2)
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,020	$160,090
Jones Lang LaSalle, Inc.	1,241	172,573
WeWork Cos., Inc., Class A†(1)(2)	587	9,997
		342,660
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	305	39,528
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	20,545	1,188,939
Recreational Vehicles — 0.2%
BRP, Inc.	7,900	307,389
Polaris, Inc.	1,259	110,805
		418,194
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,334	166,270
Resorts/Theme Parks — 1.2%
Marriott Vacations Worldwide Corp.	10,684	1,106,969
Six Flags Entertainment Corp.	181	9,193
Vail Resorts, Inc.	6,713	1,527,611
		2,643,773
Respiratory Products — 0.2%
ResMed, Inc.	3,472	469,102
Retail-Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	15,319	3,061,043
L Brands, Inc.	875	17,141
Lululemon Athletica, Inc.†	4,682	901,425
Ross Stores, Inc.	3,600	395,460
		4,375,069
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,300	42,097
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	401	66,325
AutoZone, Inc.†	752	815,634
O'Reilly Automotive, Inc.†	3,305	1,317,076
		2,199,035
Retail-Automobile — 0.2%
CarMax, Inc.†	5,420	476,960
Carvana Co.†	1,089	71,874
		548,834
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,149	79,270
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,325	213,537
Retail-Discount — 1.3%
Dollar General Corp.	10,957	1,741,506
Dollar Tree, Inc.†	8,025	916,134
Ollie's Bargain Outlet Holdings, Inc.†	2,686	157,507
		2,815,147
Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	38,192	1,953,521
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,709	516,322

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	1,852	$125,899
Retail-Jewelry — 0.1%
Tiffany & Co.	2,500	231,575
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	2,643	88,990
Retail-Misc./Diversified — 0.6%
Five Below, Inc.†	9,665	1,218,756
Retail-Perfume & Cosmetics — 0.4%
Ulta Beauty, Inc.†	3,309	829,401
Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	624	524,453
Darden Restaurants, Inc.	3,010	355,842
Domino's Pizza, Inc.	2,199	537,854
Dunkin' Brands Group, Inc.	6,985	554,330
Papa John's International, Inc.	2,100	109,935
Restaurant Brands International LP	20	1,420
Restaurant Brands International, Inc.	3,592	255,535
Wendy's Co.	4,536	90,629
Yum China Holdings, Inc.	11,546	524,535
Yum! Brands, Inc.	1,200	136,116
		3,090,649
Schools — 0.8%
2U, Inc.†	14,766	240,390
Bright Horizons Family Solutions, Inc.†	2,705	412,513
Grand Canyon Education, Inc.†	11,901	1,168,678
		1,821,581
Security Services — 0.3%
Brink's Co.	9,272	769,112
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	12,595	729,376
Semiconductor Equipment — 1.5%
Entegris, Inc.	11,990	564,250
KLA Corp.	8,193	1,306,374
Lam Research Corp.	5,292	1,223,034
Teradyne, Inc.	4,176	241,832
		3,335,490
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,919	406,425
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	11,118	836,518
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	152,284
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	14,370	409,832
Telecom Services — 0.0%
Switch, Inc., Class A	1,434	22,399
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	5,521	187,162
Television — 0.3%
AMC Networks, Inc., Class A†	1,031	50,684
Security Description	Shares	Value (Note 2)
Television (continued)
CBS Corp., Class B	7,289	$294,257
Nexstar Media Group, Inc., Class A	846	86,555
Sinclair Broadcast Group, Inc., Class A	1,403	59,964
World Wrestling Entertainment, Inc., Class A	1,075	76,486
		567,946
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	879	109,058
Theaters — 0.2%
Live Nation Entertainment, Inc.†	6,154	408,256
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	935	30,294
GW Pharmaceuticals PLC ADR†	400	46,012
Neurocrine Biosciences, Inc.†	4,792	431,807
Sarepta Therapeutics, Inc.†	2,825	212,779
		720,892
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,000	156,540
Toys — 0.2%
Hasbro, Inc.	2,837	336,723
Mattel, Inc.†	5,781	65,846
		402,569
Transport-Marine — 0.0%
Kirby Corp.†	900	73,944
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	237	26,191
Kansas City Southern	2,400	319,224
		345,415
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	4,319	366,165
Expeditors International of Washington, Inc.	4,585	340,619
		706,784
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	3,536	391,258
Landstar System, Inc.	1,670	188,009
Old Dominion Freight Line, Inc.	1,770	300,847
Schneider National, Inc., Class B	4,536	98,522
XPO Logistics, Inc.†	1,301	93,112
		1,071,748
Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†	48,629	1,293,045
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	377	14,273
Water — 0.1%
American Water Works Co., Inc.	1,336	165,971
Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	28,662	1,891,119
Shopify, Inc., Class A†	867	270,209
VeriSign, Inc.†	3,468	654,169
		2,815,497

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	6,276	$1,069,493
PagerDuty, Inc.†	245	6,921
Ubiquiti Networks, Inc.	368	43,520
		1,119,934
Total Common Stocks (cost $165,447,372)		216,848,969
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Advertising Services — 0.0%
Nanigans, Inc. Series B†(1)(2)	6,300	7,056
Applications Software — 0.2%
Magic Leap, Inc. Series C†(1)(2)	4,974	122,659
Tanium, Inc. Series G†(1)(2)	32,619	283,576
		406,235
E-Commerce/Products — 0.1%
One Kings Lane Inc. Series E†(2)	11,800	1,888
The Honest Co., Inc. Series C†(1)(2)	4,317	141,123
		143,011
E-Commerce/Services — 0.2%
Airbnb, Inc. Series D†(1)(2)	2,091	263,348
Airbnb, Inc. Series E†(1)(2)	2,711	341,432
		604,780
Enterprise Software/Service — 0.0%
UiPath, Inc. Series D-1†(1)(2)	1,673	65,835
UiPath, Inc. Series D-2†(1)(2)	281	11,058
		76,893
Real Estate Management/Services — 0.1%
WeWork Cos., Inc. Series D-1†(1)(2)	3,588	61,104
WeWork Cos., Inc. Series D-2†(1)(2)	2,819	48,007
WeWork Cos., Inc. Series E†(1)(2)	2,120	36,104
		145,215
Total Convertible Preferred Securities (cost $1,055,853)		1,383,190
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Growth Index Fund (cost $4,337,656)	6,794	960,332
Total Long-Term Investment Securities (cost $170,840,881)		219,192,491
Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(4)	82,014	$82,014
T. Rowe Price Government Reserve Fund 2.00%(4)	103	103
		82,117
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.83% due 12/26/2019(5)	$25,000	24,893
Total Short-Term Investment Securities (cost $107,008)		107,010
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $274,003 and collateralized by $270,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $283,468.	274,000	274,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	260,000	260,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	155,000	155,000
BNP Paribas SA Joint Repurchase Agreement(3)	125,000	125,000
Deutsche Bank AG Joint Repurchase Agreement(3)	240,000	240,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	250,000	250,000
Total Repurchase Agreements (cost $1,304,000)		1,304,000
TOTAL INVESTMENTS (cost $172,251,889)(6)	100.2%	220,603,501
Liabilities in excess of other assets	(0.2)	(465,263)
NET ASSETS	100.0%	$220,138,238

†  Non-income producing security

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Datadog, Inc., Class B	05/07/2019	1,362	$21,742	$43,876	$32.21	0.02%
DraftKings, Inc.	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	206,914	2.76	0.09
Pinterest, Inc., Class B	03/19/2015	6,496	139,921	170,817	26.30	0.08
Uber Technologies, Inc.	06/05/2014	22,395	347,415	661,336	29.53	0.30
Venture Global LNG, Inc., Series B	03/08/2018	3	9,060	15,600	5,200.00	0.01
Venture Global LNG, Inc.,	10/16/2017	39	147,069
Series C	03/09/2018	3	9,060
		42	156,129	218,400	5,200.00	0.10
WeWork Cos., Inc., Class A	05/26/2017	587	8,319	9,997	17.03	0.00
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	85,131	263,348	125.94	0.12
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	341,432	125.94	0.15
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	141,123	32.69	0.06
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	122,659	24.66	0.06
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	7,056	1.12	0.00
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Tanium, Inc., Series G	08/26/2015	32,619	$161,930	$283,576	$8.69	0.13%
UiPath, Inc., Series D-1	04/26/2019	1,673	65,835	65,835	39.35	0.03
UiPath, Inc., Series D-2	04/26/2019	281	11,058	11,058	39.35	0.01
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	61,104	17.03	0.03
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	48,007	17.03	0.02
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	36,104	17.03	0.02
				$2,708,242		1.23%

(2)  Securities classified as Level 3 (see Note 2).

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  The rate shown is the 7-day yield as of September 30, 2019.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 400 E-Mini Index	December 2019	$392,338	$387,600	$(4,738)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$2,540,074	$661,336	$—	$3,201,410
Enterprise Software/Service	10,929,292	43,876	—	10,973,168
Entertainment Software	1,359,996	—	206,914	1,566,910
Internet Content-Entertainment	2,725,958	170,817	—	2,896,775
Oil Companies-Exploration & Production	1,891,523	—	234,000	2,125,523
Real Estate Management/Services	332,663	—	9,997	342,660
Other Industries	195,742,523	—	—	195,742,523
Convertible Preferred Securities	—	—	1,383,190	1,383,190
Exchange-Traded Funds	960,332	—	—	960,332
Short-Term Investment Securities
Registered Investment Companies	82,117	—	—	82,117
U.S. Government Treasuries	—	24,893	—	24,893
Repurchase Agreements	—	1,304,000	—	1,304,000
Total Investments at Value	$216,564,478	$2,204,922	$1,834,101	$220,603,501
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,738	$—	$—	$4,738

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$526,427	$2,913,520
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	33,868	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	81,007
Change in unrealized depreciation(1)	(57,382)	(1,151,024)
Net purchases	—	216,814
Net sales	(52,002)	(677,127)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2019	$450,911	$1,383,190

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$(26,114)	$(272,068)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2019.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	9.8%
Electric-Integrated	6.6
Oil Companies-Exploration & Production	3.3
Banks-Commercial	2.7
Banks-Super Regional	2.6
Insurance-Multi-line	2.6
Medical Products	2.2
Registered Investment Companies	2.0
Banks-Fiduciary	2.0
Gold Mining	1.9
Chemicals-Diversified	1.8
Agricultural Operations	1.6
Diversified Manufacturing Operations	1.5
Insurance Brokers	1.5
Pipelines	1.4
Investment Management/Advisor Services	1.3
Food-Misc./Diversified	1.2
Computer Services	1.1
Electronic Components-Semiconductors	1.0
Medical-Wholesale Drug Distribution	1.0
Dental Supplies & Equipment	1.0
Insurance-Life/Health	1.0
Medical-Hospitals	1.0
Electric-Distribution	1.0
Oil Companies-Integrated	1.0
Semiconductor Components-Integrated Circuits	1.0
Containers-Paper/Plastic	0.9
Electronic Measurement Instruments	0.9
Medical-Generic Drugs	0.9
Insurance-Property/Casualty	0.8
Aerospace/Defense-Equipment	0.8
Finance-Investment Banker/Broker	0.8
Insurance-Reinsurance	0.8
Medical Labs & Testing Services	0.8
Distribution/Wholesale	0.7
Airlines	0.7
Transport-Rail	0.7
Oil-Field Services	0.7
Building Products-Cement	0.7
Finance-Other Services	0.7
Food-Baking	0.7
Publishing-Newspapers	0.6
Brewery	0.6
Building-Residential/Commercial	0.6
Hotels/Motels	0.6
Transport-Services	0.6
Tools-Hand Held	0.6
Machinery-Farming	0.6
Apparel Manufacturers	0.6
Retail-Jewelry	0.6
Food-Retail	0.6
Transport-Truck	0.5
Semiconductor Equipment	0.5
Building & Construction Products-Misc.	0.5
Finance-Credit Card	0.5
Medical-Biomedical/Gene	0.5
Machinery-Pumps	0.5
Chemicals-Specialty	0.5
Gas-Distribution	0.5
Engineering/R&D Services	0.5
Coatings/Paint	0.5%
Retail-Discount	0.5
Cable/Satellite TV	0.5
Auto/Truck Parts & Equipment-Original	0.5
Electronic Components-Misc.	0.5
Cruise Lines	0.4
Medical-Drugs	0.4
Steel-Producers	0.4
Agricultural Biotech	0.4
Wireless Equipment	0.4
Oil Refining & Marketing	0.4
Multimedia	0.4
Commercial Services-Finance	0.4
Veterinary Diagnostics	0.4
Non-Ferrous Metals	0.4
Auto-Heavy Duty Trucks	0.4
Finance-Consumer Loans	0.4
Finance-Auto Loans	0.4
Building Products-Wood	0.3
Savings & Loans/Thrifts	0.3
Computers-Memory Devices	0.3
Food-Confectionery	0.3
Appliances	0.3
Machinery-General Industrial	0.3
Schools	0.3
Commercial Services	0.3
Metal-Copper	0.3
Broadcast Services/Program	0.3
Entertainment Software	0.3
Private Equity	0.3
Cosmetics & Toiletries	0.3
Investment Companies	0.3
Food-Meat Products	0.3
Federal Home Loan Bank	0.3
Food-Wholesale/Distribution	0.3
Instruments-Scientific	0.3
Recreational Vehicles	0.3
Home Decoration Products	0.3
Retail-Apparel/Shoe	0.2
Water	0.2
Beverages-Non-alcoholic	0.2
Independent Power Producers	0.2
Footwear & Related Apparel	0.2
Office Automation & Equipment	0.2
Transport-Marine	0.2
Poultry	0.2
Electronic Connectors	0.2
Retail-Restaurants	0.2
Machinery-Electrical	0.2
Consumer Products-Misc.	0.2
Batteries/Battery Systems	0.2
Repurchase Agreements	0.2
Shipbuilding	0.2
Hazardous Waste Disposal	0.2
Motorcycle/Motor Scooter	0.2
Engines-Internal Combustion	0.2
Textile-Home Furnishings	0.2
Medical Instruments	0.2
Rental Auto/Equipment	0.2
Exchange-Traded Funds	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Auto Parts	0.2%
Telephone-Integrated	0.2
Enterprise Software/Service	0.2
Casino Hotels	0.2
Telecom Equipment-Fiber Optics	0.2
Computers	0.2
Applications Software	0.1
Paper & Related Products	0.1
Retail-Major Department Stores	0.1
Agricultural Chemicals	0.1
Real Estate Management/Services	0.1
Non-Hazardous Waste Disposal	0.1
Aerospace/Defense	0.1
E-Commerce/Services	0.1
Publishing-Books	0.1
Television	0.1
Retail-Gardening Products	0.1
Advertising Agencies	0.1
Electronic Parts Distribution	0.1
Medical Information Systems	0.1
Internet Security	0.1
Retail-Regional Department Stores	0.1
Retail-Consumer Electronics	0.1
U.S. Government Treasuries	0.1
Retail-Automobile	0.1
Disposable Medical Products	0.1
Telecommunication Equipment	0.1
Food-Catering	0.1
Radio	0.1
Financial Guarantee Insurance	0.1
Electric Products-Misc.	0.1
Marine Services	0.1
Oil Field Machinery & Equipment	0.1
Containers-Metal/Glass	0.1
Diagnostic Kits	0.1
Retail-Catalog Shopping	0.1
Dialysis Centers	0.1
Oil & Gas Drilling	0.1
Building-Maintenance & Services	0.1
Water Treatment Systems	0.1
Web Hosting/Design	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Advanced Materials — 0.0%
Hexcel Corp.	92	$7,556
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,667	122,181
Omnicom Group, Inc.	1,637	128,177
		250,358
Aerospace/Defense — 0.1%
Spirit AeroSystems Holdings, Inc., Class A	167	13,734
Teledyne Technologies, Inc.†	580	186,754
TransDigm Group, Inc.	150	78,101
		278,589
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	6,346	164,996
Cobham PLC†	144,714	279,163
L3Harris Technologies, Inc.	6,864	1,432,105
		1,876,264
Agricultural Biotech — 0.4%
Corteva, Inc.	33,068	925,904
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,640	179,088
Mosaic Co.	5,703	116,912
		296,000
Agricultural Operations — 1.5%
Archer-Daniels-Midland Co.	36,084	1,481,970
Bunge, Ltd.	33,474	1,895,298
		3,377,268
Airlines — 0.7%
Alaska Air Group, Inc.	5,538	359,471
American Airlines Group, Inc.	5,810	156,696
Copa Holdings SA, Class A	508	50,165
Delta Air Lines, Inc.	12,236	704,794
JetBlue Airways Corp.†	4,373	73,248
United Airlines Holdings, Inc.†	2,976	263,108
		1,607,482
Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	1,349	44,733
Carter's, Inc.	399	36,393
Columbia Sportswear Co.	168	16,277
Hanesbrands, Inc.	1,305	19,993
PVH Corp.	5,436	479,618
Ralph Lauren Corp.	5,760	549,907
Tapestry, Inc.	4,660	121,393
Under Armour, Inc., Class A†	1,040	20,738
Under Armour, Inc., Class C†	1,073	19,453
		1,308,505
Appliances — 0.3%
Whirlpool Corp.	4,718	747,142
Applications Software — 0.1%
Covetrus, Inc.†	19,326	229,786
Medallia, Inc.†	46	1,262
Nuance Communications, Inc.†	4,635	75,597
		306,645
Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	882	$57,012
Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	12,108	847,681
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	3,894	340,414
BorgWarner, Inc.	3,343	122,621
Lear Corp.	4,617	544,344
WABCO Holdings, Inc.†	134	17,923
		1,025,302
Banks-Commercial — 2.7%
Associated Banc-Corp.	2,622	53,096
Bank of Hawaii Corp.	654	56,198
Bank OZK	1,968	53,667
BankUnited, Inc.	1,521	51,136
BOK Financial Corp.	524	41,475
CIT Group, Inc.	1,408	63,797
Citizens Financial Group, Inc.	7,250	256,433
Commerce Bancshares, Inc.	1,613	97,828
Cullen/Frost Bankers, Inc.	915	81,023
East West Bancorp, Inc.	2,351	104,126
First Citizens BancShares, Inc., Class A	118	55,643
First Hawaiian, Inc.	2,190	58,473
First Horizon National Corp.	5,053	81,859
First Republic Bank	2,207	213,417
FNB Corp.	5,247	60,498
M&T Bank Corp.	5,828	920,649
PacWest Bancorp	1,909	69,373
Pinnacle Financial Partners, Inc.	1,214	68,895
Popular, Inc.	4,743	256,501
Prosperity Bancshares, Inc.	6,934	489,748
Regions Financial Corp.	16,188	256,094
Signature Bank	5,885	701,610
SVB Financial Group†	780	162,981
Synovus Financial Corp.	2,211	79,065
TCF Financial Corp.	2,476	94,261
Texas Capital Bancshares, Inc.†	813	44,430
Umpqua Holdings Corp.	3,568	58,729
Webster Financial Corp.	1,480	69,368
Westamerica Bancorporation	11,599	721,226
Western Alliance Bancorp	1,401	64,558
Wintrust Financial Corp.	8,184	528,932
Zions Bancorp NA	2,829	125,947
		6,041,036
Banks-Fiduciary — 2.0%
Northern Trust Corp.	28,222	2,633,677
State Street Corp.	33,421	1,978,189
		4,611,866
Banks-Super Regional — 2.6%
Comerica, Inc.	10,996	725,626
Fifth Third Bancorp	60,179	1,647,701
Huntington Bancshares, Inc.	74,749	1,066,668
KeyCorp	64,021	1,142,135
SunTrust Banks, Inc.	20,004	1,376,275
		5,958,405

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,981	$434,972
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	9,062	502,488
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	54	3,226
Brown-Forman Corp., Class B	184	11,552
		14,778
Brewery — 0.6%
Carlsberg A/S, Class B	6,806	1,007,000
Molson Coors Brewing Co., Class B	7,845	451,087
		1,458,087
Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	2,528	67,321
Discovery, Inc., Class C†	5,659	139,324
Fox Corp., Class A	8,136	256,569
Fox Corp., Class B	2,386	75,254
Liberty Media Corp. - Liberty Formula One, Series A†	403	15,955
Liberty Media Corp. - Liberty Formula One, Series C†	3,200	133,088
		687,511
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	1,539	84,183
Owens Corning	11,728	741,210
Summit Materials, Inc., Class A†	15,700	348,540
		1,173,933
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	1,375	66,784
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	50	12,149
Building Products-Cement — 0.7%
Eagle Materials, Inc.	116	10,441
Martin Marietta Materials, Inc.	701	192,144
MDU Resources Group, Inc.	3,186	89,813
Vulcan Materials Co.	8,482	1,282,818
		1,575,216
Building Products-Wood — 0.3%
Masco Corp.	18,597	775,123
Building-Maintenance & Services — 0.1%
ServiceMaster Global Holdings, Inc.†	1,860	103,974
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	858	48,597
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	5,514	290,643
Lennar Corp., Class A	2,674	149,343
Lennar Corp., Class B	149	6,611
PulteGroup, Inc.	4,136	151,171
Toll Brothers, Inc.	20,690	849,324
		1,447,092
Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.5%
Altice USA, Inc., Class A†	15,520	$445,113
DISH Network Corp., Class A†	11,297	384,889
Liberty Broadband Corp., Class A†	398	41,599
Liberty Broadband Corp., Class C†	1,710	178,986
		1,050,587
Casino Hotels — 0.2%
Caesars Entertainment Corp.†	9,222	107,528
MGM Resorts International	7,500	207,900
Wynn Resorts, Ltd.	273	29,681
		345,109
Cellular Telecom — 0.0%
Sprint Corp.†	9,182	56,653
United States Cellular Corp.†	246	9,245
		65,898
Chemicals-Diversified — 1.8%
Celanese Corp.	6,623	809,927
Eastman Chemical Co.	10,793	796,847
FMC Corp.	9,886	866,804
Huntsman Corp.	3,561	82,829
Olin Corp.	2,666	49,908
PPG Industries, Inc.	8,066	955,902
Westlake Chemical Corp.	7,287	477,444
		4,039,661
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,705	118,532
Ashland Global Holdings, Inc.	976	75,201
Cabot Corp.	935	42,374
Chemours Co.	2,647	39,546
Element Solutions, Inc.†	2,259	22,997
International Flavors & Fragrances, Inc.	1,731	212,376
NewMarket Corp.	9	4,249
Univar, Inc.†	26,732	554,956
Valvoline, Inc.	3,053	67,258
		1,137,489
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	23,737	715,671
RPM International, Inc.	5,535	380,863
		1,096,534
Commercial Services — 0.3%
Cintas Corp.	1,651	442,633
CoreLogic, Inc.†	1,230	56,912
Macquarie Infrastructure Corp.	1,189	46,930
Nielsen Holdings PLC	5,041	107,121
Quanta Services, Inc.	1,767	66,793
		720,389
Commercial Services-Finance — 0.4%
Equifax, Inc.	298	41,920
Global Payments, Inc.	3,330	529,470
H&R Block, Inc.	2,799	66,112
IHS Markit, Ltd.†	2,382	159,308
Sabre Corp.	3,675	82,302
		879,112

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services — 1.1%
Amdocs, Ltd.	14,015	$926,532
CACI International, Inc., Class A†	398	92,041
Cognizant Technology Solutions Corp., Class A	4,731	285,114
DXC Technology Co.	10,423	307,478
Leidos Holdings, Inc.	9,891	849,439
		2,460,604
Computer Software — 0.0%
Akamai Technologies, Inc.†	224	20,469
Citrix Systems, Inc.	224	21,621
Dynatrace, Inc.†	109	2,035
SS&C Technologies Holdings, Inc.	344	17,740
		61,865
Computers — 0.2%
Hewlett Packard Enterprise Co.	21,759	330,084
Computers-Memory Devices — 0.3%
Western Digital Corp.	12,953	772,517
Consumer Products-Misc. — 0.2%
Clorox Co.	378	57,407
Kimberly-Clark Corp.	2,416	343,193
Spectrum Brands Holdings, Inc.	678	35,762
		436,362
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	892	58,926
Owens-Illinois, Inc.	2,508	25,757
Silgan Holdings, Inc.	1,259	37,814
		122,497
Containers-Paper/Plastic — 0.9%
Ardagh Group SA	299	4,688
Berry Global Group, Inc.†	10,974	430,949
Graphic Packaging Holding Co.	47,719	703,855
Packaging Corp. of America	1,517	160,954
Sealed Air Corp.	2,334	96,884
Sonoco Products Co.	1,608	93,602
WestRock Co.	15,157	552,473
		2,043,405
Cosmetics & Toiletries — 0.3%
Coty, Inc., Class A	4,677	49,155
Edgewell Personal Care Co.†	18,165	590,181
		639,336
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	2,773	143,558
Royal Caribbean Cruises, Ltd.	7,879	853,532
		997,090
Data Processing/Management — 0.0%
Jack Henry & Associates, Inc.	146	21,312
Dental Supplies & Equipment — 1.0%
DENTSPLY SIRONA, Inc.	24,055	1,282,372
Envista Holdings Corp.†	6,514	181,610
Patterson Cos., Inc.	49,974	890,537
		2,354,519
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	77	$2,379
Avantor, Inc.†	1,099	16,156
		18,535
Diagnostic Kits — 0.1%
QIAGEN NV†	3,585	118,197
Dialysis Centers — 0.1%
DaVita, Inc.†	1,986	113,341
Disposable Medical Products — 0.1%
STERIS PLC	1,280	184,947
Distribution/Wholesale — 0.7%
Fastenal Co.	881	28,782
HD Supply Holdings, Inc.†	20,511	803,518
IAA, Inc.†	189	7,887
KAR Auction Services, Inc.	189	4,640
LKQ Corp.†	21,746	683,912
Resideo Technologies, Inc.†	1,993	28,600
Watsco, Inc.	526	88,989
WESCO International, Inc.†	686	32,770
		1,679,098
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	1,841	87,834
Carlisle Cos., Inc.	122	17,756
Eaton Corp. PLC	8,520	708,438
Ingersoll-Rand PLC	230	28,338
ITT, Inc.	10,516	643,474
Parker-Hannifin Corp.	2,076	374,947
Textron, Inc.	32,297	1,581,261
Trinity Industries, Inc.	1,725	33,948
		3,475,996
E-Commerce/Services — 0.1%
Expedia Group, Inc.	296	39,785
IAC/InterActiveCorp†	505	110,075
Lyft, Inc., Class A†	471	19,236
TripAdvisor, Inc.†	167	6,459
Zillow Group, Inc., Class A†	913	26,975
Zillow Group, Inc., Class C†	2,001	59,670
		262,200
Electric Products-Misc. — 0.1%
AMETEK, Inc.	755	69,324
Littelfuse, Inc.	388	68,796
		138,120
Electric-Distribution — 1.0%
CenterPoint Energy, Inc.	28,968	874,254
Sempra Energy	9,127	1,347,237
		2,221,491
Electric-Integrated — 6.6%
AES Corp.	40,711	665,218
Alliant Energy Corp.	3,848	207,523
Ameren Corp.	3,971	317,879
Avangrid, Inc.	910	47,547
CMS Energy Corp.	18,236	1,166,192
Consolidated Edison, Inc.	5,402	510,327
DTE Energy Co.	2,962	393,827

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Edison International	10,934	$824,642
Entergy Corp.	6,639	779,153
Evergy, Inc.	3,816	253,993
Eversource Energy	15,423	1,318,204
FirstEnergy Corp.	51,591	2,488,234
Hawaiian Electric Industries, Inc.	1,754	80,000
IDACORP, Inc.	814	91,713
OGE Energy Corp.	3,238	146,940
PG&E Corp.†	53,976	539,760
Pinnacle West Capital Corp.	10,040	974,583
PPL Corp.	11,726	369,252
Public Service Enterprise Group, Inc.	22,744	1,411,947
Southern Co.	12,749	787,506
WEC Energy Group, Inc.	10,956	1,041,916
Xcel Energy, Inc.	8,347	541,637
		14,957,993
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	2,352	199,191
Gentex Corp.	4,147	114,188
Jabil, Inc.	1,894	67,748
nVent Electric PLC	2,456	54,130
Sensata Technologies Holding PLC†	11,381	569,733
		1,004,990
Electronic Components-Semiconductors — 1.0%
AVX Corp.	25,682	390,366
Cree, Inc.†	1,575	77,175
IPG Photonics Corp.†	2,130	288,828
Marvell Technology Group, Ltd.	35,013	874,275
Microchip Technology, Inc.	2,710	251,786
ON Semiconductor Corp.†	6,608	126,940
Qorvo, Inc.†	1,908	141,459
Skyworks Solutions, Inc.	2,656	210,488
		2,361,317
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	4,933	459,657
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	4,549	348,590
FLIR Systems, Inc.	2,002	105,285
Fortive Corp.	3,716	254,769
Keysight Technologies, Inc.†	6,004	583,889
National Instruments Corp.	14,642	614,818
Trimble, Inc.†	3,378	131,100
		2,038,451
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,337	99,713
Avnet, Inc.	1,665	74,068
SYNNEX Corp.	669	75,530
		249,311
Electronic Security Devices — 0.0%
ADT, Inc.	1,830	11,474
Allegion PLC	374	38,765
		50,239
Security Description	Shares	Value (Note 2)
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,335	$77,443
Engineering/R&D Services — 0.5%
AECOM†	2,525	94,839
Fluor Corp.	2,264	43,310
Jacobs Engineering Group, Inc.	2,137	195,536
KBR, Inc.	31,489	772,740
		1,106,425
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,494	405,699
Gates Industrial Corp. PLC†	743	7,482
		413,181
Enterprise Software/Service — 0.2%
Ceridian HCM Holding, Inc.†	250	12,342
SolarWinds Corp.†	519	9,576
Verint Systems, Inc.†	7,621	326,026
		347,944
Entertainment Software — 0.3%
Electronic Arts, Inc.†	4,837	473,155
Take-Two Interactive Software, Inc.†	977	122,457
Zynga, Inc., Class A†	10,742	62,519
		658,131
Finance-Auto Loans — 0.4%
Ally Financial, Inc.	22,437	744,011
Credit Acceptance Corp.†	20	9,226
Santander Consumer USA Holdings, Inc.	1,719	43,852
		797,089
Finance-Consumer Loans — 0.4%
Navient Corp.	3,286	42,061
OneMain Holdings, Inc.	1,056	38,734
SLM Corp.	6,910	60,981
Synchrony Financial	19,799	674,948
		816,724
Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	583	74,700
Discover Financial Services	11,965	970,242
Western Union Co.	5,366	124,330
		1,169,272
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.	3,178	138,847
Evercore, Inc., Class A	412	33,001
Interactive Brokers Group, Inc., Class A	882	47,434
Jefferies Financial Group, Inc.	4,294	79,010
Lazard, Ltd., Class A	27,950	978,250
TD Ameritrade Holding Corp.	12,158	567,778
Virtu Financial, Inc., Class A	431	7,051
		1,851,371
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,565	65,448

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	4,639	$25,515
Cboe Global Markets, Inc.	1,352	155,358
Nasdaq, Inc.	12,838	1,275,455
SEI Investments Co.	1,096	64,944
		1,521,272
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	1,564	69,535
MGIC Investment Corp.	5,739	72,197
		141,732
Food-Baking — 0.7%
Flowers Foods, Inc.	65,599	1,517,305
Food-Catering — 0.1%
Aramark	3,966	172,838
Food-Confectionery — 0.3%
Hershey Co.	297	46,032
J.M. Smucker Co.	6,539	719,421
		765,453
Food-Flour & Grain — 0.0%
Seaboard Corp.	4	17,500
Food-Meat Products — 0.3%
Hormel Foods Corp.	4,504	196,960
Tyson Foods, Inc., Class A	4,666	401,929
		598,889
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	213	31,656
Campbell Soup Co.	12,734	597,479
Conagra Brands, Inc.	7,820	239,918
Hain Celestial Group, Inc.†	1,474	31,654
Ingredion, Inc.	5,580	456,109
Kellogg Co.	9,171	590,154
Lamb Weston Holdings, Inc.	1,756	127,696
McCormick & Co., Inc.	702	109,723
Post Holdings, Inc.†	3,114	329,586
TreeHouse Foods, Inc.†	4,764	264,164
		2,778,139
Food-Retail — 0.6%
Kroger Co.	48,130	1,240,791
Sprouts Farmers Market, Inc.†	1,005	19,437
		1,260,228
Food-Wholesale/Distribution — 0.3%
Grocery Outlet Holding Corp.†	259	8,982
Sysco Corp.	5,361	425,663
US Foods Holding Corp.†	3,536	145,330
		579,975
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,326	497,726
Funeral Services & Related Items — 0.0%
Service Corp. International	1,839	87,923
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,590	22,594
Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.5%
Atmos Energy Corp.	1,896	$215,935
National Fuel Gas Co.	1,325	62,169
NiSource, Inc.	22,367	669,221
UGI Corp.	3,377	169,762
		1,117,087
Gold Mining — 1.9%
Barrick Gold Corp.	63,176	1,094,840
Cia de Minas Buenaventura SAA ADR	29,592	449,206
Franco-Nevada Corp.	11,172	1,017,990
Gold Fields, Ltd. ADR	37,600	184,992
Newmont Goldcorp Corp.	37,967	1,439,709
Royal Gold, Inc.	723	89,081
		4,275,818
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	835	64,462
Stericycle, Inc.†	6,868	349,787
		414,249
Home Decoration Products — 0.3%
Newell Brands, Inc.	29,428	550,892
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,123	86,916
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	308	27,400
Extended Stay America, Inc.	3,041	44,520
Hilton Grand Vacations, Inc.†	1,198	38,336
Hyatt Hotels Corp., Class A	612	45,086
Marriott International, Inc., Class A	4,130	513,648
St. Joe Co.†	16,499	282,628
Wyndham Destinations, Inc.	1,476	67,926
Wyndham Hotels & Resorts, Inc.	7,375	381,582
		1,401,126
Human Resources — 0.0%
ManpowerGroup, Inc.	965	81,292
Independent Power Producers — 0.2%
NRG Energy, Inc.	4,092	162,043
Vistra Energy Corp.	12,684	339,044
		501,087
Instruments-Controls — 0.0%
Woodward, Inc.	161	17,361
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	6,593	561,526
Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	10,904	976,671
Brown & Brown, Inc.	26,802	966,480
Marsh & McLennan Cos., Inc.	5,608	561,081
Willis Towers Watson PLC	4,492	866,821
		3,371,053
Insurance-Life/Health — 1.0%
Athene Holding, Ltd., Class A†	14,021	589,723
AXA Equitable Holdings, Inc.	4,767	105,637
Brighthouse Financial, Inc.†	8,358	338,248
Globe Life, Inc.	1,756	168,155

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Lincoln National Corp.	12,572	$758,343
Primerica, Inc.	190	24,174
Principal Financial Group, Inc.	4,478	255,873
Unum Group	3,381	100,483
		2,340,636
Insurance-Multi-line — 2.6%
American Financial Group, Inc.	1,193	128,665
Assurant, Inc.	6,895	867,529
Cincinnati Financial Corp.	2,467	287,825
CNA Financial Corp.	19,129	942,103
Hartford Financial Services Group, Inc.	26,805	1,624,651
Kemper Corp.	7,699	600,137
Loews Corp.	23,761	1,223,217
Old Republic International Corp.	4,567	107,644
Voya Financial, Inc.	2,114	115,086
		5,896,857
Insurance-Property/Casualty — 0.8%
Alleghany Corp.†	203	161,945
American National Insurance Co.	120	14,847
Arch Capital Group, Ltd.†	5,367	225,307
Erie Indemnity Co., Class A	134	24,877
Fidelity National Financial, Inc.	4,281	190,119
First American Financial Corp.	1,768	104,330
Hanover Insurance Group, Inc.	4,967	673,227
Markel Corp.†	202	238,744
Mercury General Corp.	443	24,755
White Mountains Insurance Group, Ltd.	50	54,000
WR Berkley Corp.	2,330	168,296
		1,880,447
Insurance-Reinsurance — 0.8%
Axis Capital Holdings, Ltd.	1,204	80,331
Everest Re Group, Ltd.	3,344	889,805
Reinsurance Group of America, Inc.	4,328	691,960
RenaissanceRe Holdings, Ltd.	437	84,538
		1,746,634
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	72	10,110
Internet Security — 0.1%
Symantec Corp.	9,394	221,980
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	1,819	174,774
Pargesa Holding SA	5,894	453,423
		628,197
Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.	816	68,013
Ameriprise Financial, Inc.	1,829	269,046
Eaton Vance Corp.	1,810	81,323
Franklin Resources, Inc.	27,194	784,819
Invesco, Ltd.	31,734	537,574
Janus Henderson Group PLC	2,607	58,553
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Legg Mason, Inc.	1,390	$53,084
Raymond James Financial, Inc.	8,669	714,846
T. Rowe Price Group, Inc.	2,663	304,248
		2,871,506
Lasers-System/Components — 0.0%
Coherent, Inc.†	389	59,797
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	472	63,621
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,503	43,677
Lincoln Electric Holdings, Inc.	56	4,859
		48,536
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	1,102	83,532
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	394	22,541
Regal Beloit Corp.	5,936	432,437
		454,978
Machinery-Farming — 0.6%
AGCO Corp.	14,796	1,120,057
CNH Industrial NV	24,180	246,570
		1,366,627
Machinery-General Industrial — 0.3%
Crane Co.	812	65,472
IDEX Corp.	612	100,294
Nordson Corp.	84	12,286
Wabtec Corp.	7,676	551,597
		729,649
Machinery-Pumps — 0.5%
Curtiss-Wright Corp.	689	89,136
Dover Corp.	1,320	131,419
Flowserve Corp.	1,665	77,772
Gardner Denver Holdings, Inc.†	2,112	59,749
Xylem, Inc.	9,821	781,948
		1,140,024
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	993	12,710
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,789	135,618
Medical Information Systems — 0.1%
Change Healthcare, Inc.†	18,967	229,121
Medical Instruments — 0.2%
Alcon, Inc.†	5,337	311,480
Cantel Medical Corp.	259	19,373
Integra LifeSciences Holdings Corp.†	1,148	68,960
		399,813
Medical Labs & Testing Services — 0.8%
Catalent, Inc.†	2,350	112,001
IQVIA Holdings, Inc.†	1,668	249,166
Laboratory Corp. of America Holdings†	2,626	441,168

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
MEDNAX, Inc.†	1,325	$29,972
Quest Diagnostics, Inc.	8,049	861,484
		1,693,791
Medical Products — 2.2%
Baxter International, Inc.	10,747	940,040
Cooper Cos., Inc.	682	202,554
Henry Schein, Inc.†	2,104	133,604
Hill-Rom Holdings, Inc.	523	55,035
Hologic, Inc.†	27,010	1,363,735
ICU Medical, Inc.†	216	34,474
West Pharmaceutical Services, Inc.	288	40,844
Zimmer Biomet Holdings, Inc.	16,781	2,303,528
		5,073,814
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	280	22,518
Bio-Rad Laboratories, Inc., Class A†	344	114,463
Bluebird Bio, Inc.†	892	81,903
Exelixis, Inc.†	2,859	50,561
Incyte Corp.†	5,974	443,450
Moderna, Inc.†	324	5,158
Nektar Therapeutics†	2,303	41,949
Seattle Genetics, Inc.†	3,870	330,498
United Therapeutics Corp.†	700	55,825
		1,146,325
Medical-Drugs — 0.4%
Alkermes PLC†	28,449	555,040
Horizon Therapeutics PLC†	2,632	71,670
Jazz Pharmaceuticals PLC†	100	12,814
PRA Health Sciences, Inc.†	3,101	307,712
		947,236
Medical-Generic Drugs — 0.9%
Amneal Pharmaceuticals, Inc.†	4,550	13,195
Mylan NV†	20,882	413,046
Perrigo Co. PLC	28,517	1,593,815
		2,020,056
Medical-HMO — 0.0%
Centene Corp.†	1,088	47,067
Molina Healthcare, Inc.†	224	24,577
WellCare Health Plans, Inc.†	76	19,697
		91,341
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,407	43,730
Select Medical Holdings Corp.†	74,229	1,229,974
Universal Health Services, Inc., Class B	6,601	981,899
		2,255,603
Medical-Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	6,290	517,856
Cardinal Health, Inc.	21,485	1,013,877
McKesson Corp.	2,671	365,019
Premier, Inc., Class A†	15,894	459,654
		2,356,406
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.0%
Timken Co.	1,087	$47,295
Metal-Aluminum — 0.0%
Alcoa Corp.†	3,010	60,411
Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	74,561	713,549
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	622	73,676
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	814	7,529
Lions Gate Entertainment Corp., Class B	1,839	16,073
		23,602
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,496	413,511
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	889	37,809
Multimedia — 0.4%
Viacom, Inc., Class A	162	4,254
Viacom, Inc., Class B	37,220	894,397
		898,651
Networking Products — 0.0%
LogMeIn, Inc.	795	56,413
Non-Ferrous Metals — 0.4%
Cameco Corp.	62,616	594,852
NAC Kazatomprom JSC GDR	19,387	255,908
		850,760
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,234	279,903
Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	2,974	88,952
Zebra Technologies Corp., Class A†	1,974	407,375
		496,327
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	89	10,108
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,727	69,201
Transocean, Ltd.†	9,376	41,911
		111,112
Oil Companies-Exploration & Production — 3.3%
Antero Resources Corp.†	4,277	12,917
Apache Corp.	16,692	427,315
ARC Resources, Ltd.	26,305	125,286
Cabot Oil & Gas Corp.	24,666	433,382
Canadian Natural Resources, Ltd.	34,972	931,304
Centennial Resource Development, Inc., Class A†	2,961	13,369
Chesapeake Energy Corp.†	21,118	29,776
Cimarex Energy Co.	1,620	77,663
Concho Resources, Inc.	3,224	218,910
Continental Resources, Inc.†	1,408	43,352
Devon Energy Corp.	6,538	157,304

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc.	3,764	$338,421
EQT Corp.	101,995	1,085,227
Hess Corp.	30,028	1,816,093
Kosmos Energy, Ltd.	5,862	36,579
Marathon Oil Corp.	13,014	159,682
Noble Energy, Inc.	7,681	172,515
Parsley Energy, Inc., Class A	1,865	31,332
Pioneer Natural Resources Co.	6,718	844,923
Range Resources Corp.	3,361	12,839
WPX Energy, Inc.†	47,994	508,256
		7,476,445
Oil Companies-Integrated — 1.0%
Imperial Oil, Ltd.	53,829	1,401,169
Murphy Oil Corp.	35,095	775,950
		2,177,119
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	6,252	132,542
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	2,470	132,491
Marathon Petroleum Corp.	11,822	718,186
PBF Energy, Inc., Class A	1,932	52,531
		903,208
Oil-Field Services — 0.7%
Apergy Corp.†	1,251	33,840
Baker Hughes a GE Co., LLC	10,241	237,591
Frank's International NV†	89,211	423,752
Halliburton Co.	22,215	418,753
NOW, Inc.†	18,721	214,730
Patterson-UTI Energy, Inc.	30,302	259,082
		1,587,748
Paper & Related Products — 0.1%
Domtar Corp.	1,016	36,383
International Paper Co.	6,373	266,519
		302,902
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	784	49,612
Pipelines — 1.4%
Antero Midstream Corp.	3,653	27,032
Cheniere Energy, Inc.†	1,604	101,148
Equitrans Midstream Corp.	64,371	936,598
ONEOK, Inc.	4,541	334,626
Plains GP Holdings LP, Class A	32,327	686,302
Targa Resources Corp.	14,338	575,958
Williams Cos., Inc.	19,682	473,549
		3,135,213
Poultry — 0.2%
Pilgrim's Pride Corp.†	557	17,849
Sanderson Farms, Inc.	2,943	445,364
		463,213
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	395	51,903
Security Description	Shares	Value (Note 2)
Private Equity — 0.3%
Apollo Global Management, Inc.	17,022	$643,772
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	273	71,941
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	716	31,461
Scholastic Corp.	6,091	229,996
		261,457
Publishing-Newspapers — 0.6%
New York Times Co., Class A	2,130	60,662
News Corp., Class A	98,404	1,369,784
News Corp., Class B	1,964	28,075
		1,458,521
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,368	56,868
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,502	104,984
		161,852
Real Estate Investment Trusts — 9.8%
AGNC Investment Corp.	8,884	142,944
Alexandria Real Estate Equities, Inc.	1,809	278,658
American Campus Communities, Inc.	2,214	106,449
American Homes 4 Rent, Class A	2,378	61,566
Annaly Capital Management, Inc.	50,025	440,220
Apartment Investment & Management Co., Class A	2,393	124,771
Apple Hospitality REIT, Inc.	3,401	56,389
AvalonBay Communities, Inc.	2,258	486,215
Boston Properties, Inc.	2,507	325,058
Brandywine Realty Trust	2,822	42,753
Brixmor Property Group, Inc.	34,123	692,356
Camden Property Trust	1,513	167,958
Chimera Investment Corp.	3,017	59,013
Colony Capital, Inc.	7,315	44,036
Columbia Property Trust, Inc.	1,885	39,868
CoreSite Realty Corp.	131	15,962
Corporate Office Properties Trust	1,814	54,021
Cousins Properties, Inc.	2,359	88,675
CubeSmart	3,114	108,679
CyrusOne, Inc.	1,813	143,408
Digital Realty Trust, Inc.	3,369	437,330
Douglas Emmett, Inc.	2,689	115,170
Duke Realty Corp.	5,825	197,875
Empire State Realty Trust, Inc., Class A	2,371	33,834
EPR Properties	9,193	706,574
Equity Commonwealth	22,758	779,461
Equity Residential	14,950	1,289,587
Essex Property Trust, Inc.	1,061	346,576
Extra Space Storage, Inc.	381	44,508
Federal Realty Investment Trust	1,209	164,593
Gaming and Leisure Properties, Inc.	3,278	125,351
HCP, Inc.	7,978	284,256

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America, Inc., Class A	3,300	$96,954
Highwoods Properties, Inc.	1,653	74,286
Host Hotels & Resorts, Inc.	11,736	202,915
Hudson Pacific Properties, Inc.	2,460	82,312
Invitation Homes, Inc.	7,734	229,004
Iron Mountain, Inc.	4,100	132,799
JBG SMITH Properties	1,979	77,597
Kilroy Realty Corp.	1,603	124,858
Kimco Realty Corp.	6,540	136,555
Liberty Property Trust	2,523	129,506
Life Storage, Inc.	9,429	993,911
Macerich Co.	2,288	72,278
Medical Properties Trust, Inc.	37,186	727,358
MFA Financial, Inc.	7,270	53,507
Mid-America Apartment Communities, Inc.	7,791	1,012,908
National Retail Properties, Inc.	2,626	148,106
New Residential Investment Corp.	6,721	105,385
Omega Healthcare Investors, Inc.	3,461	144,635
Outfront Media, Inc.	1,931	53,643
Paramount Group, Inc.	3,262	43,548
Park Hotels & Resorts, Inc.	3,918	97,832
Rayonier, Inc.	43,898	1,237,924
Realty Income Corp.	5,165	396,052
Regency Centers Corp.	8,735	606,995
Retail Properties of America, Inc., Class A	3,450	42,504
Service Properties Trust	2,637	68,008
SITE Centers Corp.	2,263	34,194
SL Green Realty Corp.	1,332	108,891
Spirit Realty Capital, Inc.	10,364	496,021
Starwood Property Trust, Inc.	4,412	106,859
STORE Capital Corp.	3,417	127,830
Sun Communities, Inc.	6,424	953,643
Taubman Centers, Inc.	946	38,625
Two Harbors Investment Corp.	4,396	57,719
UDR, Inc.	4,456	216,027
Ventas, Inc.	6,042	441,247
VEREIT, Inc.	15,783	154,358
VICI Properties, Inc.	36,947	836,850
Vornado Realty Trust	2,801	178,340
Weingarten Realty Investors	1,960	57,095
Welltower, Inc.	6,572	595,752
Weyerhaeuser Co.	59,675	1,652,997
WP Carey, Inc.	11,813	1,057,263
		22,209,205
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,424	181,506
Jones Lang LaSalle, Inc.	739	102,766
		284,272
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	446	57,802
Security Description	Shares	Value (Note 2)
Recreational Vehicles — 0.3%
Brunswick Corp.	10,519	$548,250
Polaris, Inc.	97	8,537
		556,787
Rental Auto/Equipment — 0.2%
AMERCO	143	55,776
Element Fleet Management Corp.	36,654	293,265
United Rentals, Inc.†	364	45,369
		394,410
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,168	59,323
Vail Resorts, Inc.	70	15,929
		75,252
Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	1,768	76,307
Gap, Inc.	6,514	113,083
L Brands, Inc.	3,113	60,983
Urban Outfitters, Inc.†	10,487	294,580
		544,953
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	846	139,928
Genuine Parts Co.	2,279	226,966
		366,894
Retail-Automobile — 0.1%
AutoNation, Inc.†	872	44,210
CarMax, Inc.†	1,418	124,784
Penske Automotive Group, Inc.	564	26,666
		195,660
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	707	51,279
Qurate Retail, Inc.†	6,209	64,046
		115,325
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,953	203,727
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	443	71,394
Retail-Discount — 0.5%
BJ's Wholesale Club Holdings, Inc.†	7,390	191,179
Dollar General Corp.	252	40,053
Dollar Tree, Inc.†	7,182	819,897
		1,051,129
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,834	256,307
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	1,034	70,291
Retail-Jewelry — 0.6%
Tiffany & Co.	14,097	1,305,805
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	8,969	301,986

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	2,637	$130,953
Macy's, Inc.	5,007	77,809
		208,762
Retail-Restaurants — 0.2%
Dunkin' Brands Group, Inc.	88	6,984
Wendy's Co.	19,991	399,420
Yum China Holdings, Inc.	1,133	51,472
		457,876
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	1,059	43,218
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	3,766	54,249
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	768	30,428
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	36,463	502,460
New York Community Bancorp, Inc.	7,343	92,154
People's United Financial, Inc.	6,425	100,455
Sterling Bancorp	3,282	65,837
TFS Financial Corp.	788	14,200
		775,106
Schools — 0.3%
2U, Inc.†	570	9,280
Graham Holdings Co., Class B	68	45,115
Grand Canyon Education, Inc.†	697	68,445
Strategic Education, Inc.	4,412	599,502
		722,342
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	7,234	808,255
Cypress Semiconductor Corp.	5,977	139,503
Maxim Integrated Products, Inc.	13,077	757,289
NXP Semiconductors NV	4,066	443,682
		2,148,729
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	21,137	1,054,736
Lam Research Corp.	286	66,098
MKS Instruments, Inc.	875	80,745
		1,201,579
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,967	416,591
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	347	48,039
Steel-Producers — 0.4%
Nucor Corp.	13,540	689,322
Reliance Steel & Aluminum Co.	1,055	105,141
Steel Dynamics, Inc.	3,403	101,409
United States Steel Corp.	2,784	32,155
		928,027
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	2,510	98,467
Corning, Inc.	8,566	244,303
		342,770
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	3,093	$36,373
Juniper Networks, Inc.	5,537	137,041
		173,414
Telephone-Integrated — 0.2%
CenturyLink, Inc.	17,655	220,335
GCI Liberty, Inc., Class A†	1,590	98,691
Telephone & Data Systems, Inc.	1,623	41,873
		360,899
Television — 0.1%
CBS Corp., Class B	5,992	241,897
Nexstar Media Group, Inc., Class A	164	16,779
Sinclair Broadcast Group, Inc., Class A	59	2,522
		261,198
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	3,262	404,716
Theaters — 0.0%
Cinemark Holdings, Inc.	1,731	66,886
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	746	24,170
Tools-Hand Held — 0.6%
Snap-on, Inc.	889	139,164
Stanley Black & Decker, Inc.	8,659	1,250,446
		1,389,610
Toys — 0.0%
Mattel, Inc.†	1,730	19,705
Transport-Marine — 0.2%
Kirby Corp.†	962	79,038
SEACOR Holdings, Inc.†	3,409	160,462
Tidewater, Inc.†	15,109	228,297
		467,797
Transport-Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	747	82,551
Kansas City Southern	11,365	1,511,659
		1,594,210
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	10,080	854,582
Expeditors International of Washington, Inc.	6,692	497,149
Ryder System, Inc.	842	43,590
		1,395,321
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	5,471	605,366
Knight-Swift Transportation Holdings, Inc.	12,398	450,047
Landstar System, Inc.	61	6,867
Old Dominion Freight Line, Inc.	607	103,172
Schneider National, Inc., Class B	897	19,483
XPO Logistics, Inc.†	622	44,517
		1,229,452
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	32,204	856,304

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,406	$53,231
Water — 0.2%
American Water Works Co., Inc.	2,929	363,870
Aqua America, Inc.	3,498	156,815
		520,685
Water Treatment Systems — 0.1%
Pentair PLC	2,713	102,551
Web Hosting/Design — 0.1%
VeriSign, Inc.†	532	100,351
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	4,962	845,574
ViaSat, Inc.†	914	68,843
		914,417
Total Common Stocks (cost $200,074,534)		220,604,353
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,717)	1,948	197,975
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell Midcap Value Index Fund (cost $387,140)	4,325	387,953
Total Long-Term Investment Securities (cost $200,682,391)		221,190,281
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Federal Home Loan Bank — 0.3%
Federal Home Loan Bank Disc. Notes 1.52% due 10/01/2019	$597,000	597,000
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(1)	2,578,380	2,578,380
Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Registered Investment Companies (continued)
T. Rowe Price Government Reserve Fund 2.00%(1)	2,042,682	$2,042,682
		4,621,062
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.96% due 11/05/2019(2)	$200,000	199,657
Total Short-Term Investment Securities (cost $5,417,681)		5,417,719
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $419,004 collateralized by $410,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $430,451 (cost $419,000)	419,000	419,000
TOTAL INVESTMENTS (cost $206,519,072)(3)	100.0%	227,027,000
Other assets less liabilities	0.0	41,940
NET ASSETS	100.0%	$227,068,940

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2019.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open contracts

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2019	$784,677	$775,200	$(9,477)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$218,131,944	$2,472,409	**	$—	$220,604,353
Convertible Preferred Securities	197,975	—		—	197,975
Exchange-Traded Funds	387,953	—		—	387,953
Short-Term Investment Securities:
Registered Investment Companies	4,621,062	—		—	4,621,062
Other Short-Term Investment Securities	—	796,657		—	796,657
Repurchase Agreements	—	419,000		—	419,000
Total Investments at Value	$223,338,934	$3,688,066		$—	$227,027,000
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,477	$—		$—	$9,477

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Banks-Commercial	6.5%
Real Estate Investment Trusts	5.2
Human Resources	4.5
Insurance-Property/Casualty	3.4
Enterprise Software/Service	2.1
Medical-Biomedical/Gene	2.0
Building-Residential/Commercial	1.9
Retail-Automobile	1.8
Building-Mobile Home/Manufactured Housing	1.8
Medical-Drugs	1.7
Savings & Loans/Thrifts	1.7
Aerospace/Defense-Equipment	1.6
Chemicals-Specialty	1.5
Auto/Truck Parts & Equipment-Original	1.4
Finance-Auto Loans	1.4
Computer Software	1.4
Engineering/R&D Services	1.3
Registered Investment Companies	1.2
Consumer Products-Misc.	1.2
Building & Construction-Misc.	1.2
Electronic Components-Semiconductors	1.1
Building Products-Wood	1.1
Medical Labs & Testing Services	1.1
Machinery-Farming	1.1
Medical Products	1.0
Building & Construction Products-Misc.	1.0
Miscellaneous Manufacturing	1.0
Distribution/Wholesale	1.0
Retail-Restaurants	1.0
B2B/E-Commerce	1.0
Athletic Equipment	1.0
Real Estate Management/Services	0.9
Commercial Services-Finance	0.9
Finance-Consumer Loans	0.9
Professional Sports	0.9
Veterinary Diagnostics	0.8
Diversified Operations/Commercial Services	0.8
Computers-Integrated Systems	0.8
Electronic Components-Misc.	0.8
Oil Refining & Marketing	0.7
Oil-Field Services	0.7
Investment Management/Advisor Services	0.7
Paper & Related Products	0.7
Electric-Integrated	0.7
Applications Software	0.7
Exchange-Traded Funds	0.7
Retail-Pet Food & Supplies	0.7
Oil Companies-Exploration & Production	0.6
Retail-Apparel/Shoe	0.6
Semiconductor Equipment	0.6
Machinery-General Industrial	0.6
Water	0.5
Diversified Manufacturing Operations	0.5
Finance-Investment Banker/Broker	0.5
Consulting Services	0.5
Computer Services	0.5
Medical Information Systems	0.5
Data Processing/Management	0.5
Energy-Alternate Sources	0.5
Semiconductor Components-Integrated Circuits	0.5
Power Converter/Supply Equipment	0.5%
Rubber/Plastic Products	0.5
Schools	0.5
Transport-Truck	0.4
Apparel Manufacturers	0.4
Television	0.4
Repurchase Agreements	0.4
Gas-Distribution	0.4
Pastoral & Agricultural	0.4
Footwear & Related Apparel	0.4
Appliances	0.4
Medical-Outpatient/Home Medical	0.4
Medical Instruments	0.4
Coal	0.4
Commercial Services	0.4
Oil Field Machinery & Equipment	0.4
Auto-Truck Trailers	0.4
Medical-HMO	0.3
Batteries/Battery Systems	0.3
Transport-Services	0.3
Insurance-Life/Health	0.3
E-Services/Consulting	0.3
Retail-Sporting Goods	0.3
Therapeutics	0.3
Building-Heavy Construction	0.3
Audio/Video Products	0.3
Electronic Parts Distribution	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Financial Guarantee Insurance	0.3
Chemicals-Diversified	0.3
Food-Misc./Diversified	0.3
Telecom Services	0.3
Airlines	0.3
Internet Connectivity Services	0.3
Electronic Measurement Instruments	0.3
X-Ray Equipment	0.3
Home Furnishings	0.3
E-Commerce/Services	0.3
Building Products-Doors & Windows	0.2
Computer Data Security	0.2
Machinery-Pumps	0.2
Food-Wholesale/Distribution	0.2
Internet Content-Information/News	0.2
Office Supplies & Forms	0.2
Networking Products	0.2
Printing-Commercial	0.2
Retail-Home Furnishings	0.2
Building Products-Cement	0.2
Electronics-Military	0.2
Disposable Medical Products	0.2
Metal Processors & Fabrication	0.2
Medical-Hospitals	0.2
Cosmetics & Toiletries	0.2
Telecom Equipment-Fiber Optics	0.2
Machinery-Electrical	0.2
Web Hosting/Design	0.2
Insurance-Multi-line	0.2
Medical-Wholesale Drug Distribution	0.2
Wireless Equipment	0.2
Building-Maintenance & Services	0.1

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Diagnostic Kits	0.1%
Metal Products-Distribution	0.1
Linen Supply & Related Items	0.1
Transport-Marine	0.1
Retail-Building Products	0.1
Retail-Misc./Diversified	0.1
Poultry	0.1
Tobacco	0.1
Electric-Generation	0.1
Banks-Mortgage	0.1
Computer Aided Design	0.1
Auto Repair Centers	0.1
Identification Systems	0.1
Instruments-Controls	0.1
Office Furnishings-Original	0.1
Dental Supplies & Equipment	0.1
Metal-Aluminum	0.1
Finance-Other Services	0.1
Medical-Nursing Homes	0.1
Internet Security	0.1
Diagnostic Equipment	0.1
Oil & Gas Drilling	0.1
Retail-Office Supplies	0.1
Vitamins & Nutrition Products	0.1
Filtration/Separation Products	0.1
Communications Software	0.1
Satellite Telecom	0.1
Internet Telephone	0.1
Medical-Generic Drugs	0.1
Aerospace/Defense	0.1
Beverages-Non-alcoholic	0.1
Medical Imaging Systems	0.1
Containers-Paper/Plastic	0.1
Building Products-Air & Heating	0.1
E-Marketing/Info	0.1
Golf	0.1
Electronic Security Devices	0.1
Physical Therapy/Rehabilitation Centers	0.1
Storage/Warehousing	0.1
Casino Hotels	0.1
Retail-Pawn Shops	0.1
Wire & Cable Products	0.1
Hazardous Waste Disposal	0.1
Hotels/Motels	0.1
Banks-Super Regional	0.1
Insurance Brokers	0.1
Electric-Distribution	0.1
Publishing-Books	0.1
Rubber-Tires	0.1
Insurance-Reinsurance	0.1
Cable/Satellite TV	0.1
Retail-Jewelry	0.1
Broadcast Services/Program	0.1
Rental Auto/Equipment	0.1
Publishing-Newspapers	0.1
Circuit Boards	0.1
Agricultural Operations	0.1%
Retail-Bookstores	0.1
U.S. Government Treasuries	0.1
99.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Advanced Materials — 0.0%
Haynes International, Inc.	1,376	$49,316
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,373	127,098
National Presto Industries, Inc.	554	49,356
Park Aerospace Corp.	2,141	37,596
		214,050
Aerospace/Defense-Equipment — 1.6%
AAR Corp.	3,625	149,386
Aerojet Rocketdyne Holdings, Inc.†	7,960	402,060
Barnes Group, Inc.	5,233	269,709
HEICO Corp.	20,624	2,575,525
Kaman Corp.	3,065	182,245
Moog, Inc., Class A	5,174	419,715
Triumph Group, Inc.	5,505	125,954
		4,124,594
Agricultural Operations — 0.1%
Andersons, Inc.	3,585	80,412
Phibro Animal Health Corp., Class A	2,231	47,587
		127,999
Airlines — 0.3%
Allegiant Travel Co.	1,452	217,306
Hawaiian Holdings, Inc.	5,200	136,552
SkyWest, Inc.	5,600	321,440
		675,298
Apparel Manufacturers — 0.4%
Deckers Outdoor Corp.†	5,500	810,480
Kontoor Brands, Inc.	5,129	180,028
Oxford Industries, Inc.	1,872	134,222
		1,124,730
Appliances — 0.4%
Hamilton Beach Brands Holding Co., Class A	2,100	33,957
iRobot Corp.†	15,746	971,056
		1,005,013
Applications Software — 0.7%
Brightcove, Inc.†	18,700	195,976
Cloudflare, Inc., Class A†	1,900	35,283
Ebix, Inc.	2,448	103,061
PDF Solutions, Inc.†	3,068	40,099
RealPage, Inc.†	21,127	1,328,043
		1,702,462
Athletic Equipment — 1.0%
Fox Factory Holding Corp.†	38,036	2,367,360
Vista Outdoor, Inc.†	6,351	39,313
		2,406,673
Audio/Video Products — 0.3%
Daktronics, Inc.	4,103	30,301
Sonos, Inc.†	46,800	627,588
Universal Electronics, Inc.†	1,526	77,673
		735,562
Security Description	Shares	Value (Note 2)
Auto Repair Centers — 0.1%
Monro, Inc.	3,654	$288,703
Auto-Truck Trailers — 0.4%
Wabash National Corp.	61,589	893,656
Auto/Truck Parts & Equipment-Original — 1.4%
American Axle & Manufacturing Holdings, Inc.†	12,369	101,673
Cooper-Standard Holdings, Inc.†	1,859	75,996
Dorman Products, Inc.†	24,591	1,955,968
Garrett Motion, Inc.†	8,206	81,732
Gentherm, Inc.†	13,227	543,431
Meritor, Inc.†	9,000	166,500
Methode Electronics, Inc.	4,079	137,218
Stoneridge, Inc.†	17,000	526,490
Telenav, Inc.†	8,400	40,152
Titan International, Inc.	5,492	14,828
		3,643,988
Auto/Truck Parts & Equipment-Replacement — 0.3%
Douglas Dynamics, Inc.	12,300	548,211
Motorcar Parts of America, Inc.†	2,077	35,101
Standard Motor Products, Inc.	2,209	107,247
		690,559
B2B/E-Commerce — 1.0%
ePlus, Inc.†	31,634	2,407,031
Banks-Commercial — 6.5%
1st Source Corp.	2,740	125,300
Allegiance Bancshares, Inc.†	19,712	632,558
Ameris Bancorp	7,186	289,165
Atlantic Union Bankshares Corp.	2,163	80,561
BancFirst Corp.	8,300	459,986
BancorpSouth Bank	11,200	331,632
Banner Corp.	12,502	702,237
Cadence BanCorp	14,854	260,539
Cathay General Bancorp	4,400	152,834
Central Pacific Financial Corp.	16,740	475,416
Central Valley Community Bancorp	1,000	20,350
City Holding Co.	1,803	137,479
Columbia Banking System, Inc.	18,921	698,185
Community Bank System, Inc.	5,674	350,029
Customers Bancorp, Inc.†	3,159	65,518
CVB Financial Corp.	32,741	683,305
Eagle Bancorp, Inc.	3,799	169,511
Enterprise Financial Services Corp.	2,600	105,950
First BanCorp./Puerto Rico	23,898	238,502
First Commonwealth Financial Corp.	29,132	386,873
First Community Bankshares, Inc.	1,200	38,844
First Financial Bancorp	10,840	265,309
First Hawaiian, Inc.	3,900	104,130
First Interstate BancSystem, Inc., Class A	2,800	112,672
First Midwest Bancorp, Inc.	12,149	236,662
Franklin Financial Network, Inc.	1,464	44,227
Glacier Bancorp, Inc.	9,420	381,133
Great Western Bancorp, Inc.	7,562	249,546
Hanmi Financial Corp.	3,401	63,871
Heritage Financial Corp.	4,056	109,350

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Home BancShares, Inc.	65,240	$1,226,186
HomeStreet, Inc.†	2,683	73,300
Hope Bancorp, Inc.	22,891	328,257
IBERIABANK Corp.	1,600	120,864
Independent Bank Corp./ Massachusetts	4,379	326,892
Independent Bank Corp./Michigan	5,200	110,838
LegacyTexas Financial Group, Inc.	5,370	233,756
Meta Financial Group, Inc.	3,832	124,962
NBT Bancorp, Inc.	4,814	176,144
OFG Bancorp	5,647	123,669
Old National Bancorp	18,940	325,863
Opus Bank	2,392	52,074
PacWest Bancorp	3,000	109,020
Preferred Bank	1,531	80,194
S&T Bancorp, Inc.	3,787	138,339
Seacoast Banking Corp. of Florida†	5,659	143,229
ServisFirst Bancshares, Inc.	5,063	167,838
Simmons First National Corp., Class A	15,796	393,320
South State Corp.	600	45,180
Southside Bancshares, Inc.	3,489	119,010
TCF Financial Corp.	5,738	218,446
Tompkins Financial Corp.	1,361	110,418
Triumph Bancorp, Inc.†	2,651	84,540
TrustCo Bank Corp.	10,657	86,855
Trustmark Corp.	27,400	934,614
UMB Financial Corp.	2,700	174,366
United Bankshares, Inc.	8,000	302,960
United Community Banks, Inc.	8,696	246,532
Veritex Holdings, Inc.	38,460	933,232
Webster Financial Corp.	2,600	121,862
West Bancorporation, Inc.	1,750	38,045
Westamerica Bancorporation	13,167	818,724
		16,461,203
Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	3,106	116,009
Walker & Dunlop, Inc.	3,143	175,788
		291,797
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,424	151,257
Batteries/Battery Systems — 0.3%
EnerSys	12,621	832,229
Beverages-Non-alcoholic — 0.1%
Coca-Cola Consolidated, Inc.	510	154,974
National Beverage Corp.	1,282	56,869
		211,843
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,460	72,533
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	11,500	140,530
Building & Construction Products-Misc. — 1.0%
American Woodmark Corp.†	1,712	152,214
Builders FirstSource, Inc.†	20,100	413,558
Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. (continued)
Gibraltar Industries, Inc.†	3,544	$162,811
Louisiana-Pacific Corp.	7,900	194,182
Patrick Industries, Inc.†	29,991	1,286,014
Simpson Manufacturing Co., Inc.	4,471	310,153
		2,518,932
Building & Construction-Misc. — 1.2%
Comfort Systems USA, Inc.	9,753	431,375
EMCOR Group, Inc.	13,525	1,164,773
MYR Group, Inc.†	7,230	226,227
NV5 Global, Inc.†	11,128	759,709
TopBuild Corp.†	3,770	363,541
		2,945,625
Building Products-Air & Heating — 0.1%
AAON, Inc.	4,470	205,352
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	14,700	401,163
US Concrete, Inc.†	1,740	96,187
		497,350
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,916	113,695
Griffon Corp.	4,683	98,202
Masonite International Corp.†	5,200	301,600
PGT Innovations, Inc.†	6,443	111,271
		624,768
Building Products-Wood — 1.1%
Boise Cascade Co.	9,186	299,372
Universal Forest Products, Inc.	60,455	2,410,945
		2,710,317
Building-Heavy Construction — 0.3%
Aegion Corp.†	3,397	72,628
Arcosa, Inc.	5,321	182,031
MasTec, Inc.†	5,800	376,594
Sterling Construction Co., Inc.†	8,000	105,200
		736,453
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	10,104	366,977
Building-Mobile Home/Manufactured Housing — 1.8%
Cavco Industries, Inc.†	9,567	1,837,725
LCI Industries	26,875	2,468,469
Winnebago Industries, Inc.	3,477	133,343
		4,439,537
Building-Residential/Commercial — 1.9%
Century Communities, Inc.†	2,879	88,184
Installed Building Products, Inc.†	32,675	1,873,585
KB Home	28,900	982,600
LGI Homes, Inc.†	2,195	182,887
M/I Homes, Inc.†	3,037	114,343
MDC Holdings, Inc.	5,451	234,938
Meritage Homes Corp.†	3,957	278,375
TRI Pointe Group, Inc.†	67,500	1,015,200
William Lyon Homes, Class A†	3,631	73,927
		4,844,039

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	23,000	$141,680
Capacitors — 0.0%
KEMET Corp.	6,381	116,007
Casino Hotels — 0.1%
Boyd Gaming Corp.	7,300	174,835
Cellular Telecom — 0.0%
ATN International, Inc.	1,197	69,869
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	3,059	78,677
Innophos Holdings, Inc.	2,165	70,276
Innospec, Inc.	2,693	240,054
Koppers Holdings, Inc.†	2,274	66,424
Quaker Chemical Corp.	1,418	224,242
		679,673
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,495	23,793
Chemicals-Other — 0.0%
American Vanguard Corp.	2,923	45,891
Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	3,640	1,086
PolyOne Corp.	2,100	68,565
		69,651
Chemicals-Specialty — 1.5%
Balchem Corp.	23,751	2,355,862
Ferro Corp.†	9,010	106,859
GCP Applied Technologies, Inc.†	5,914	113,845
H.B. Fuller Co.	5,599	260,689
Hawkins, Inc.	1,044	44,370
Kraton Corp.†	3,487	112,595
Materion Corp.	2,243	137,630
Minerals Technologies, Inc.	3,700	196,433
Rogers Corp.†	2,041	279,025
Stepan Co.	2,208	214,309
		3,821,617
Circuit Boards — 0.1%
TTM Technologies, Inc.†	10,789	131,572
Coal — 0.4%
Arch Coal, Inc., Class A	4,200	311,640
CONSOL Energy, Inc.†	2,999	46,874
Peabody Energy Corp.	8,400	123,648
SunCoke Energy, Inc.†	10,030	56,569
Warrior Met Coal, Inc.	19,971	389,834
		928,565
Commercial Services — 0.4%
Care.com, Inc.†	3,099	32,385
Forrester Research, Inc.	1,163	37,379
Harsco Corp.†	12,728	241,323
HMS Holdings Corp.†	9,606	331,071
Medifast, Inc.	2,002	207,467
Team, Inc.†	3,331	60,124
		909,749
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.9%
Cardtronics PLC, Class A†	4,035	$122,019
Euronet Worldwide, Inc.†	900	131,670
EVERTEC, Inc.	6,565	204,959
Green Dot Corp., Class A†	2,300	58,075
WEX, Inc.†	8,960	1,810,547
		2,327,270
Communications Software — 0.1%
Avaya Holdings Corp.†	22,200	227,106
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	2,350	289,238
Computer Data Security — 0.2%
OneSpan, Inc.†	3,593	52,099
Qualys, Inc.†	7,511	567,606
		619,705
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,543	89,997
Computer Services — 0.5%
CACI International, Inc., Class A†	1,350	312,201
ExlService Holdings, Inc.†	3,758	251,636
Insight Enterprises, Inc.†	6,536	363,990
Sykes Enterprises, Inc.†	4,254	130,343
TTEC Holdings, Inc.	1,585	75,890
Unisys Corp.†	7,694	57,166
Virtusa Corp.†	3,326	119,802
		1,311,028
Computer Software — 1.4%
Box, Inc., Class A†	15,100	250,056
Dynatrace, Inc.†	11,600	216,572
Envestnet, Inc.†	35,181	1,994,763
j2 Global, Inc.	3,800	345,116
TiVo Corp.	88,932	677,217
		3,483,724
Computers-Integrated Systems — 0.8%
Agilysys, Inc.†	2,239	57,341
Cubic Corp.	24,716	1,740,748
Diebold Nixdorf, Inc.†	8,440	94,528
MTS Systems Corp.	1,977	109,229
		2,001,846
Computers-Other — 0.0%
3D Systems Corp.†	12,993	105,893
Consulting Services — 0.5%
FTI Consulting, Inc.†	4,128	437,527
Huron Consulting Group, Inc.†	10,900	668,606
Kelly Services, Inc., Class A	3,647	88,330
Navigant Consulting, Inc.	4,211	117,697
		1,312,160
Consumer Products-Misc. — 1.2%
Central Garden & Pet Co.†	1,135	33,176
Central Garden & Pet Co., Class A†	4,544	125,982
Helen of Troy, Ltd.†	16,175	2,550,151
Quanex Building Products Corp.	3,747	67,754
WD-40 Co.	1,510	277,145
		3,054,208

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	5,900	$87,025
Matthews International Corp., Class A	3,463	122,556
		209,581
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	48,753	214,513
Edgewell Personal Care Co.†	2,400	77,976
Inter Parfums, Inc.	1,937	135,532
		428,021
Data Processing/Management — 0.5%
Bottomline Technologies, Inc.†	4,199	165,231
CommVault Systems, Inc.†	21,300	952,323
CSG Systems International, Inc.	3,630	187,598
		1,305,152
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	15,400	274,428
Diagnostic Equipment — 0.1%
Adaptive Biotechnologies Corp.†	3,300	101,970
BioTelemetry, Inc.†	3,727	151,801
		253,771
Diagnostic Kits — 0.1%
Genomic Health, Inc.†	2,378	161,276
Meridian Bioscience, Inc.	16,097	152,761
OraSure Technologies, Inc.†	6,788	50,706
		364,743
Disposable Medical Products — 0.2%
CONMED Corp.	3,111	299,123
Merit Medical Systems, Inc.†	6,068	184,831
		483,954
Distribution/Wholesale — 1.0%
Anixter International, Inc.†	3,301	228,165
Core-Mark Holding Co., Inc.	9,745	312,961
Fossil Group, Inc.†	26,806	335,343
G-III Apparel Group, Ltd.†	4,725	121,763
H&E Equipment Services, Inc.	40,131	1,158,180
ScanSource, Inc.†	2,776	84,807
Titan Machinery, Inc.†	8,800	126,192
Veritiv Corp.†	5,099	92,190
		2,459,601
Diversified Manufacturing Operations — 0.5%
Actuant Corp., Class A	6,815	149,521
EnPro Industries, Inc.	4,865	333,982
Fabrinet†	9,053	473,472
Federal Signal Corp.	6,637	217,295
LSB Industries, Inc.†	2,406	12,463
Lydall, Inc.†	1,928	48,027
Standex International Corp.	1,370	99,928
		1,334,688
Diversified Minerals — 0.0%
Livent Corp.†	16,053	107,395
Security Description	Shares	Value (Note 2)
Diversified Operations/Commercial Services — 0.8%
Colliers International Group, Inc.	24,676	$1,851,934
Viad Corp.	2,234	150,013
		2,001,947
Drug Delivery Systems — 0.0%
Assertio Therapeutics, Inc.†	7,093	9,079
E-Commerce/Products — 0.0%
Etsy, Inc.†	1,300	73,450
E-Commerce/Services — 0.3%
Groupon, Inc.†	26,600	70,756
Shutterstock, Inc.†	2,096	75,707
Stamps.com, Inc.†	6,593	490,849
		637,312
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	2,960	21,904
New Media Investment Group, Inc.	13,151	115,860
QuinStreet, Inc.†	5,044	63,504
		201,268
E-Services/Consulting — 0.3%
Perficient, Inc.†	20,812	802,927
Electric Products-Misc. — 0.0%
Graham Corp.	1,800	35,748
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	13,800	145,590
Electric-Generation — 0.1%
Atlantic Power Corp.†	128,000	299,520
Electric-Integrated — 0.7%
Avista Corp.	7,270	352,159
Black Hills Corp.	4,100	314,593
El Paso Electric Co.	4,486	300,921
IDACORP, Inc.	800	90,136
PNM Resources, Inc.	3,900	203,112
Portland General Electric Co.	8,900	501,693
		1,762,614
Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.†	4,213	241,868
Applied Optoelectronics, Inc.†	2,092	23,472
Bel Fuse, Inc., Class B	1,115	16,759
Benchmark Electronics, Inc.	6,738	195,806
Comtech Telecommunications Corp.	2,654	86,255
Knowles Corp.†	9,419	191,583
OSI Systems, Inc.†	7,463	757,942
Plexus Corp.†	3,220	201,282
Sanmina Corp.†	7,654	245,770
SMART Global Holdings, Inc.†	1,447	36,870
		1,997,607
Electronic Components-Semiconductors — 1.1%
Amkor Technology, Inc.†	47,700	434,070
CEVA, Inc.†	2,415	72,112
CTS Corp.	3,593	116,270
Diodes, Inc.†	4,542	182,361
DSP Group, Inc.†	2,521	35,508
Photronics, Inc.†	7,390	80,403
Rambus, Inc.†	74,721	980,713

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Rudolph Technologies, Inc.†	3,422	$90,204
Synaptics, Inc.†	8,000	319,600
Xperi Corp.	24,526	507,198
		2,818,439
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	3,202	171,947
FARO Technologies, Inc.†	1,907	92,203
Itron, Inc.†	3,862	285,634
Mesa Laboratories, Inc.	441	104,857
		654,641
Electronic Parts Distribution — 0.3%
Tech Data Corp.†	7,000	729,680
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	3,999	186,513
Electronics-Military — 0.2%
Mercury Systems, Inc.†	6,100	495,137
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	12,838	153,286
Green Plains, Inc.	3,947	41,818
Renewable Energy Group, Inc.†	8,984	134,805
REX American Resources Corp.†	6,291	480,192
SolarEdge Technologies, Inc.†	5,275	441,623
		1,251,724
Engineering/R&D Services — 1.3%
Exponent, Inc.	45,822	3,202,958
KBR, Inc.	4,100	100,614
VSE Corp.	2,400	81,816
		3,385,388
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,625	28,027
Enterprise Software/Service — 2.1%
ACI Worldwide, Inc.†	26,000	814,450
Donnelley Financial Solutions, Inc.†	9,532	117,434
Evolent Health, Inc., Class A†	34,300	246,617
LivePerson, Inc.†	6,702	239,261
Manhattan Associates, Inc.†	2,200	177,474
ManTech International Corp., Class A	2,948	210,517
MicroStrategy, Inc., Class A†	1,802	267,363
Omnicell, Inc.†	16,713	1,207,849
Progress Software Corp.	4,918	187,179
SPS Commerce, Inc.†	3,836	180,561
Tyler Technologies, Inc.†	6,633	1,741,162
		5,389,867
Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,857	227,303
Finance-Auto Loans — 1.4%
Credit Acceptance Corp.†	7,685	3,545,167
Finance-Consumer Loans — 0.9%
Encore Capital Group, Inc.†	3,040	101,308
Enova International, Inc.†	3,739	77,584
Nelnet, Inc., Class A	650	41,340
PRA Group, Inc.†	59,718	2,017,871
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans (continued)
World Acceptance Corp.†	696	$88,747
		2,326,850
Finance-Investment Banker/Broker — 0.5%
Cowen, Inc., Class A†	3,700	56,943
Diamond Hill Investment Group, Inc.	5,314	734,023
Greenhill & Co., Inc.	1,749	22,947
Houlihan Lokey, Inc.	7,300	329,230
INTL. FCStone, Inc.†	1,791	73,538
Piper Jaffray Cos.	1,562	117,900
		1,334,581
Finance-Other Services — 0.1%
Deluxe Corp.	5,400	265,464
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	3,200	29,536
MGIC Investment Corp.	20,900	262,922
NMI Holdings, Inc., Class A†	10,152	266,591
Radian Group, Inc.	5,300	121,052
		680,101
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,827	76,296
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,755	54,721
Food-Dairy Products — 0.0%
Dean Foods Co.	10,106	11,723
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	7,189	135,944
Cal-Maine Foods, Inc.	3,331	133,090
J&J Snack Foods Corp.	1,637	314,304
John B. Sanfilippo & Son, Inc.	967	93,412
		676,750
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,799	171,229
Chefs' Warehouse, Inc.†	2,798	112,815
Fresh Del Monte Produce, Inc.	3,350	114,268
Grocery Outlet Holding Corp.†	2,200	76,296
SpartanNash Co.	3,996	47,273
United Natural Foods, Inc.†	5,796	66,770
		588,651
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	15,690	435,554
Steven Madden, Ltd.	8,585	307,257
Weyco Group, Inc.	154	3,482
Wolverine World Wide, Inc.	9,375	264,938
		1,011,231
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,310	54,614
Gas-Distribution — 0.4%
New Jersey Resources Corp.	800	36,222
Northwest Natural Holding Co.	4,648	331,588
ONE Gas, Inc.	1,038	99,850
South Jersey Industries, Inc.	10,160	334,366
Southwest Gas Holdings, Inc.	2,600	236,704
		1,038,730

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Golf — 0.1%
Callaway Golf Co.	10,347	$200,835
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,429	155,310
Health Care Cost Containment — 0.0%
CorVel Corp.†	995	75,321
Home Furnishings — 0.3%
Ethan Allen Interiors, Inc.	2,690	51,379
Sleep Number Corp.†	14,225	587,777
		639,156
Hotels/Motels — 0.1%
Marcus Corp.	2,528	93,561
Red Lion Hotels Corp.†	9,300	60,264
		153,825
Housewares — 0.0%
Tupperware Brands Corp.	5,366	85,158
Human Resources — 4.5%
AMN Healthcare Services, Inc.†	47,519	2,735,194
ASGN, Inc.†	38,779	2,437,648
Barrett Business Services, Inc.	8,596	763,497
Cross Country Healthcare, Inc.†	24,757	254,997
Heidrick & Struggles International, Inc.	3,304	90,199
Insperity, Inc.	26,939	2,656,724
Kforce, Inc.	7,200	272,412
Korn Ferry	13,356	516,076
Resources Connection, Inc.	3,292	55,931
TrueBlue, Inc.†	12,606	265,987
Willdan Group, Inc.†	35,468	1,244,217
		11,292,882
Identification Systems — 0.1%
Brady Corp., Class A	5,439	288,539
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	4,900	84,966
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,468	59,676
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,040	284,939
Insurance Brokers — 0.1%
eHealth, Inc.†	2,207	147,406
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	10,905	263,901
CNO Financial Group, Inc.	8,900	140,887
Primerica, Inc.	3,250	413,497
		818,285
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,531	209,921
Kemper Corp.	900	70,155
United Fire Group, Inc.	2,361	110,920
		390,996
Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty — 3.4%
Ambac Financial Group, Inc.†	5,809	$113,566
AMERISAFE, Inc.	21,036	1,390,690
Employers Holdings, Inc.	3,510	152,966
First American Financial Corp.	1,800	106,218
HCI Group, Inc.	720	30,269
James River Group Holdings, Ltd.	3,341	171,193
Kinsale Capital Group, Inc.	4,300	444,233
National General Holdings Corp.	93,027	2,141,482
ProAssurance Corp.	5,912	238,076
RLI Corp.	37,417	3,476,414
Safety Insurance Group, Inc.	1,607	162,837
Stewart Information Services Corp.	2,608	101,164
United Insurance Holdings Corp.	2,282	31,925
Universal Insurance Holdings, Inc.	3,456	103,645
		8,664,678
Insurance-Reinsurance — 0.1%
Global Indemnity, Ltd.	1,000	24,970
Third Point Reinsurance, Ltd.†	11,814	118,022
		142,992
Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	11,982	660,208
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	14,713	380,920
TechTarget, Inc.†	2,524	56,853
Yelp, Inc.†	4,200	145,950
		583,723
Internet Security — 0.1%
Proofpoint, Inc.†	1,975	254,874
Internet Telephone — 0.1%
8x8, Inc.†	10,919	226,242
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	35,092	990,998
Blucora, Inc.†	5,372	116,250
Boston Private Financial Holdings, Inc.	9,227	107,541
Brightsphere Investment Group, Inc.	3,300	32,703
Stifel Financial Corp.	4,950	284,031
Virtus Investment Partners, Inc.	718	79,389
Waddell & Reed Financial, Inc., Class A	8,036	138,058
WisdomTree Investments, Inc.	12,963	67,732
		1,816,702
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,930	103,149
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,689	329,558
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,478	77,066
Machinery-Electrical — 0.2%
Bloom Energy Corp. Class A†	600	1,950
Franklin Electric Co., Inc.	4,229	202,189
SPX Corp.†	4,842	193,728
		397,867

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 1.1%
Alamo Group, Inc.	21,800	$2,566,296
Lindsay Corp.	1,186	110,120
		2,676,416
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,376	304,380
Applied Industrial Technologies, Inc.	4,244	241,059
Chart Industries, Inc.†	3,936	245,449
DXP Enterprises, Inc.†	7,762	269,497
Kadant, Inc.	2,400	210,696
Tennant Co.	2,002	141,541
		1,412,622
Machinery-Pumps — 0.2%
CSW Industrials, Inc.	6,000	414,180
SPX FLOW, Inc.†	4,681	184,712
		598,892
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	8,397	210,471
Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	98,100	1,077,138
Computer Programs & Systems, Inc.	1,373	31,044
NextGen Healthcare, Inc.†	5,321	83,380
Tabula Rasa HealthCare, Inc.†	2,162	118,780
		1,310,342
Medical Instruments — 0.4%
AngioDynamics, Inc.†	19,618	361,364
Natus Medical, Inc.†	3,747	119,304
NuVasive, Inc.†	7,100	449,998
		930,666
Medical Labs & Testing Services — 1.1%
Medpace Holdings, Inc.†	31,504	2,647,596
Personalis, Inc.†	3,700	54,298
		2,701,894
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,558	45,540
Medical Products — 1.0%
Cardiovascular Systems, Inc.†	3,878	184,283
CryoLife, Inc.†	4,123	111,939
Inogen, Inc.†	2,002	95,916
Integer Holdings Corp.†	16,215	1,225,205
Invacare Corp.	3,703	27,772
LeMaitre Vascular, Inc.	1,790	61,182
Luminex Corp.	4,607	95,135
Nevro Corp.†	3,800	326,686
Orthofix Medical, Inc.†	4,643	246,172
Surmodics, Inc.†	1,484	67,878
Tactile Systems Technology, Inc.†	2,086	88,280
		2,530,448
Medical-Biomedical/Gene — 2.0%
10X Genomics, Inc., Class A†	1,400	70,560
ACADIA Pharmaceuticals, Inc.†	10,100	363,499
Achillion Pharmaceuticals, Inc.†	26,968	97,085
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Acorda Therapeutics, Inc.†	5,287	$15,174
Alder Biopharmaceuticals, Inc.†	11,600	218,776
AMAG Pharmaceuticals, Inc.†	4,928	56,918
Amicus Therapeutics, Inc.†	18,600	149,172
ANI Pharmaceuticals, Inc.†	1,022	74,483
Arena Pharmaceuticals, Inc.†	5,730	262,262
Arrowhead Pharmaceuticals, Inc.†	10,480	295,326
Atara Biotherapeutics, Inc.†	6,300	88,956
Biohaven Pharmaceutical Holding Co., Ltd.†	7,000	292,040
Bluebird Bio, Inc.†	900	82,638
Bridgebio Pharma, Inc.†	4,600	98,762
Cambrex Corp.†	3,705	220,448
CytomX Therapeutics, Inc.†	6,400	47,232
Eiger BioPharmaceuticals, Inc.†	16,000	164,000
Emergent BioSolutions, Inc.†	4,823	252,146
Forty Seven, Inc.†	11,900	76,398
Homology Medicines, Inc.†	3,900	70,590
Innoviva, Inc.†	7,351	77,480
Intercept Pharmaceuticals, Inc.†	3,650	242,214
Livongo Health, Inc.†	3,300	57,552
Medicines Co.†	8,115	405,750
Menlo Therapeutics, Inc.†	5,100	22,848
Mersana Therapeutics, Inc.†	38,887	61,441
Myriad Genetics, Inc.†	11,323	324,178
NeoGenomics, Inc.†	11,421	218,370
Puma Biotechnology, Inc.†	4,400	47,366
REGENXBIO, Inc.†	9,115	324,494
resTORbio, Inc.†	3,700	32,708
Sangamo Therapeutics, Inc.†	3,600	32,580
Solid Biosciences, Inc.†	5,900	61,006
Synlogic, Inc.†	12,100	27,709
TCR2 Therapeutics, Inc.†	4,700	70,641
Y-mAbs Therapeutics, Inc.†	600	15,636
		5,018,438
Medical-Drugs — 1.7%
Aimmune Therapeutics, Inc.†	6,100	127,734
Akorn, Inc.†	10,404	39,535
Alector, Inc.†	2,400	34,608
Amphastar Pharmaceuticals, Inc.†	3,791	75,176
Athenex, Inc.†	14,900	181,258
Clovis Oncology, Inc.†	8,500	33,405
Corcept Therapeutics, Inc.†	11,252	159,047
Cytokinetics, Inc.†	6,453	73,435
Eagle Pharmaceuticals, Inc.†	2,612	147,761
Enanta Pharmaceuticals, Inc.†	1,753	105,320
Global Blood Therapeutics, Inc.†	6,100	295,972
Gritstone Oncology, Inc.†	2,800	24,178
Horizon Therapeutics PLC†	15,300	416,619
Lannett Co., Inc.†	26,388	295,546
MyoKardia, Inc.†	6,500	338,975
Pacira BioSciences, Inc.†	4,579	174,323
Paratek Pharmaceuticals, Inc.†	14,900	64,368
Prestige Consumer Healthcare, Inc.†	9,700	336,493
Principia Biopharma, Inc.†	6,800	192,032
Progenics Pharmaceuticals, Inc.†	9,504	48,043

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Protagonist Therapeutics, Inc.†	14,700	$176,547
Reata Pharmaceuticals, Inc., Class A†	2,768	222,243
Seres Therapeutics, Inc.†	30,900	123,909
Spectrum Pharmaceuticals, Inc.†	12,411	102,949
Supernus Pharmaceuticals, Inc.†	5,768	158,505
Sutro Biopharma, Inc.†	2,200	19,998
TG Therapeutics, Inc.†	13,100	73,556
Vanda Pharmaceuticals, Inc.†	15,359	203,967
Voyager Therapeutics, Inc.†	10,100	173,821
		4,419,323
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	200	4,310
Endo International PLC†	22,158	71,127
Momenta Pharmaceuticals, Inc.†	10,855	140,681
		216,118
Medical-HMO — 0.3%
Magellan Health, Inc.†	12,288	763,085
Tivity Health, Inc.†	4,734	78,726
Triple-S Management Corp., Class B†	484	6,486
		848,297
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	28,882	103,975
Select Medical Holdings Corp.†	11,931	197,697
Surgery Partners, Inc.†	7,300	53,910
Tenet Healthcare Corp.†	4,000	88,480
		444,062
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	5,519	261,766
Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	1,445	114,560
Amedisys, Inc.†	3,050	399,580
LHC Group, Inc.†	3,257	369,865
Providence Service Corp.†	1,270	75,514
		959,519
Medical-Wholesale Drug Distribution — 0.2%
Diplomat Pharmacy, Inc.†	34,338	168,256
Owens & Minor, Inc.	37,923	220,333
		388,589
Metal Processors & Fabrication — 0.2%
AZZ, Inc.	2,876	125,279
CIRCOR International, Inc.†	2,189	82,197
LB Foster Co., Class A†	1,200	26,004
Mueller Industries, Inc.	6,232	178,734
Tredegar Corp.	2,714	52,977
		465,191
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	995	14,328
Worthington Industries, Inc.	8,800	317,240
		331,568
Security Description	Shares	Value (Note 2)
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,474	$36,320
Kaiser Aluminum Corp.	2,360	233,569
		269,889
Miscellaneous Manufacturing — 1.0%
Hillenbrand, Inc.	16,941	523,138
John Bean Technologies Corp.	19,918	1,980,447
		2,503,585
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,989	79,534
Networking Products — 0.2%
Extreme Networks, Inc.†	50,782	369,439
NeoPhotonics Corp.†	13,400	81,606
NETGEAR, Inc.†	3,421	110,225
		561,270
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	18,794	85,889
Office Furnishings-Original — 0.1%
HNI Corp.	5,300	188,150
Interface, Inc.	6,426	92,791
		280,941
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	58,600	578,382
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	7,117	39,570
Nabors Industries, Ltd.	37,171	69,510
Noble Corp. PLC†	27,402	34,800
Valaris PLC	21,760	104,666
		248,546
Oil Companies-Exploration & Production — 0.6%
Bonanza Creek Energy, Inc.†	2,042	45,720
Callon Petroleum Co.†	25,106	108,960
Carrizo Oil & Gas, Inc.†	10,178	87,378
Denbury Resources, Inc.†	51,648	61,461
Gulfport Energy Corp.†	61,951	167,887
HighPoint Resources Corp.†	11,996	19,074
Jagged Peak Energy, Inc.†	6,571	47,705
Laredo Petroleum, Inc.†	19,847	47,831
PDC Energy, Inc.†	6,476	179,709
Penn Virginia Corp.†	1,479	42,995
QEP Resources, Inc.	26,163	96,803
Range Resources Corp.	22,944	87,646
Ring Energy, Inc.†	6,562	10,762
SM Energy Co.	11,666	113,044
SRC Energy, Inc.†	26,778	124,785
Unit Corp.†	6,107	20,642
W&T Offshore, Inc.†	66,500	290,605
Whiting Petroleum Corp.†	10,040	80,621
		1,633,628
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	15,582	781,905
Exterran Corp.†	3,260	42,576
US Silica Holdings, Inc.	8,092	77,359
		901,840

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.7%
CVR Energy, Inc.	1,000	$44,030
Delek US Holdings, Inc.	16,600	602,580
Murphy USA, Inc.†	13,505	1,151,976
Par Pacific Holdings, Inc.†	4,039	92,332
		1,890,918
Oil-Field Services — 0.7%
Archrock, Inc.	14,039	139,969
C&J Energy Services, Inc.†	7,261	77,911
DMC Global, Inc.	1,611	70,852
Era Group, Inc.†	2,171	22,926
FTS International, Inc.†	6,900	15,456
Gulf Island Fabrication, Inc.†	1,391	7,442
Helix Energy Solutions Group, Inc.†	15,542	125,268
KLX Energy Services Holdings, Inc.†	2,310	19,970
Matrix Service Co.†	22,684	388,804
McDermott International, Inc.†	19,985	40,370
MRC Global, Inc.†	22,800	276,564
Newpark Resources, Inc.†	9,904	75,468
NOW, Inc.†	29,000	332,630
Oil States International, Inc.†	6,654	88,498
ProPetro Holding Corp.†	9,055	82,310
RPC, Inc.	5,663	31,769
TETRA Technologies, Inc.†	13,810	27,758
		1,823,965
Paper & Related Products — 0.7%
Clearwater Paper Corp.†	1,816	38,354
Domtar Corp.	2,100	75,201
Mercer International, Inc.	4,403	55,214
Neenah, Inc.	18,394	1,197,817
P.H. Glatfelter Co.	4,857	74,749
Schweitzer-Mauduit International, Inc.	3,398	127,221
Verso Corp., Class A†	18,800	232,744
		1,801,300
Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	54,217	1,037,171
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,405	183,423
Poultry — 0.1%
Sanderson Farms, Inc.	2,000	302,660
Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	12,200	955,748
Powell Industries, Inc.	5,567	217,948
Vicor Corp.†	2,007	59,247
		1,232,943
Printing-Commercial — 0.2%
Ennis, Inc.	15,300	309,213
Quad/Graphics, Inc.	20,800	218,608
RR Donnelley & Sons Co.	7,786	29,353
		557,174
Professional Sports — 0.9%
Madison Square Garden Co., Class A†	8,590	2,263,637
Security Description	Shares	Value (Note 2)
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	3,100	$16,523
Scholastic Corp.	3,392	128,082
		144,605
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	12,605	135,378
Real Estate Investment Trusts — 5.2%
Acadia Realty Trust	9,287	265,422
Agree Realty Corp.	4,615	337,587
Alexander & Baldwin, Inc.	2,256	55,295
American Assets Trust, Inc.	19,354	904,606
Americold Realty Trust	22,500	834,075
Apollo Commercial Real Estate Finance, Inc.	15,702	301,007
Armada Hoffler Properties, Inc.	5,826	105,392
ARMOUR Residential REIT, Inc.	6,509	109,026
Ashford Hospitality Trust, Inc.	32,400	107,244
Blackstone Mtg. Trust, Inc., Class A	4,700	168,495
Capstead Mtg. Corp.	14,452	106,222
CareTrust REIT, Inc.	10,508	246,991
CBL & Associates Properties, Inc.	19,077	24,609
Cedar Realty Trust, Inc.	9,450	28,350
Chatham Lodging Trust	5,160	93,654
Cherry Hill Mtg. Investment Corp.	5,600	73,360
Community Healthcare Trust, Inc.	2,006	89,367
CoreSite Realty Corp.	5,800	706,730
CubeSmart	3,500	122,150
DiamondRock Hospitality Co.	51,616	529,064
Easterly Government Properties, Inc.	9,932	211,722
EastGroup Properties, Inc.	1,800	225,036
Equity LifeStyle Properties, Inc.	1,300	173,680
First Industrial Realty Trust, Inc.	5,400	213,624
Four Corners Property Trust, Inc.	7,524	212,779
Franklin Street Properties Corp.	11,792	99,760
Front Yard Residential Corp.	2,100	24,276
GEO Group, Inc.	23,100	400,554
Getty Realty Corp.	5,253	168,411
Gladstone Commercial Corp.	1,000	23,500
Global Net Lease, Inc.	9,291	181,175
Granite Point Mtg. Trust, Inc.	6,032	113,040
Hersha Hospitality Trust	8,216	122,254
Highwoods Properties, Inc.	1,900	85,386
Independence Realty Trust, Inc.	9,918	141,927
Innovative Industrial Properties, Inc.	1,243	114,816
Invesco Mtg. Capital, Inc.	23,404	358,315
iStar, Inc.	6,495	84,760
Kite Realty Group Trust	9,235	149,145
Lexington Realty Trust	45,246	463,771
LTC Properties, Inc.	4,371	223,883
Mack-Cali Realty Corp.	4,700	101,802
National Retail Properties, Inc.	600	33,840
National Storage Affiliates Trust	6,521	217,606
New York Mortgage Trust, Inc.	28,881	175,885
Office Properties Income Trust	5,291	162,116
Pebblebrook Hotel Trust	13,600	378,352
Pennsylvania Real Estate Investment Trust	6,567	37,563

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
PennyMac Mtg. Investment Trust	9,656	$214,653
Piedmont Office Realty Trust, Inc., Class A	11,300	235,944
PS Business Parks, Inc.	700	127,365
Redwood Trust, Inc.	12,326	202,270
Retail Opportunity Investments Corp.	12,571	229,169
RLJ Lodging Trust	2,900	49,271
RPT Realty	8,837	119,741
Saul Centers, Inc.	3,790	206,593
Service Properties Trust	5,300	136,687
Summit Hotel Properties, Inc.	11,561	134,108
Sunstone Hotel Investors, Inc.	21,600	296,784
Taubman Centers, Inc.	900	36,747
Terreno Realty Corp.	1,100	56,199
Two Harbors Investment Corp.	15,418	202,438
UMH Properties, Inc.	300	4,197
Universal Health Realty Income Trust	1,392	143,098
Urstadt Biddle Properties, Inc., Class A	3,287	77,902
Washington Prime Group, Inc.	20,519	84,949
Washington Real Estate Investment Trust	8,807	240,960
Whitestone REIT	4,425	60,888
Xenia Hotels & Resorts, Inc.	14,587	308,077
		13,275,664
Real Estate Management/Services — 0.9%
FirstService Corp.	20,392	2,091,607
Marcus & Millichap, Inc.†	2,579	91,529
RE/MAX Holdings, Inc., Class A	1,961	63,066
Realogy Holdings Corp.	12,572	83,981
		2,330,183
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.	5,371	138,518
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	44,444	693,326
Boot Barn Holdings, Inc.†	3,132	109,307
Buckle, Inc.	3,140	64,684
Caleres, Inc.	4,643	108,693
Cato Corp., Class A	2,403	42,317
Chico's FAS, Inc.	12,963	52,241
Children's Place, Inc.	1,712	131,807
Designer Brands, Inc.	6,068	103,884
Express, Inc.†	7,397	25,446
Genesco, Inc.†	1,567	62,711
Guess?, Inc.	4,690	86,906
Shoe Carnival, Inc.	1,018	32,993
Tailored Brands, Inc.	16,556	72,846
Vera Bradley, Inc.†	2,596	26,220
		1,613,381
Retail-Appliances — 0.0%
Conn's, Inc.†	4,498	111,820
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,879	86,925
Retail-Automobile — 1.8%
America's Car-Mart, Inc.†	16,749	1,535,883
Security Description	Shares	Value (Note 2)
Retail-Automobile (continued)
Asbury Automotive Group, Inc.†	2,128	$217,758
Group 1 Automotive, Inc.	1,920	177,235
Lithia Motors, Inc., Class A	19,049	2,521,707
Sonic Automotive, Inc., Class A	2,668	83,802
		4,536,385
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	40,988	127,883
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	6,300	164,934
GMS, Inc.†	4,579	131,509
Tile Shop Holdings, Inc.	4,031	12,859
		309,302
Retail-Discount — 0.0%
Big Lots, Inc.	4,290	105,105
Retail-Drug Store — 0.0%
Rite Aid Corp.†	12,370	85,971
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,156	31,150
Retail-Hair Salons — 0.0%
Regis Corp.†	2,697	54,533
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	1,998	40,499
La-Z-Boy, Inc.	5,128	172,250
RH†	1,758	300,319
		513,068
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,805	44,872
Signet Jewelers, Ltd.	5,747	96,320
		141,192
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,381	36,858
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	32,855	29,205
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	625	78,813
GameStop Corp., Class A	9,927	54,797
PriceSmart, Inc.	2,452	174,337
		307,947
Retail-Office Supplies — 0.1%
Office Depot, Inc.	134,385	235,846
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	5,771	37,252
FirstCash, Inc.	1,500	137,505
		174,757
Retail-Pet Food & Supplies — 0.7%
PetIQ, Inc.†	59,973	1,634,864
PetMed Express, Inc.	2,219	39,986
		1,674,850
Retail-Restaurants — 1.0%
BJ's Restaurants, Inc.	2,250	87,390
Bloomin' Brands, Inc.	36,749	695,659

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Brinker International, Inc.	13,200	$563,244
Chuy's Holdings, Inc.†	1,826	45,212
Dave & Buster's Entertainment, Inc.	3,390	132,040
Dine Brands Global, Inc.	1,889	143,299
El Pollo Loco Holdings, Inc.†	2,269	24,868
Fiesta Restaurant Group, Inc.†	2,357	24,560
Red Robin Gourmet Burgers, Inc.†	1,426	47,429
Ruth's Hospitality Group, Inc.	3,048	62,225
Shake Shack, Inc., Class A†	3,364	329,806
Wingstop, Inc.	3,238	282,613
		2,438,345
Retail-Sporting Goods — 0.3%
Hibbett Sports, Inc.†	14,066	322,111
Zumiez, Inc.†	14,438	457,324
		779,435
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	1,694	11,045
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,518	144,130
Rubber/Plastic Products — 0.5%
Myers Industries, Inc.	9,403	165,963
Proto Labs, Inc.†	2,956	301,808
Raven Industries, Inc.	3,951	132,200
Trinseo SA	14,571	625,824
		1,225,795
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	10,646	226,547
Savings & Loans/Thrifts — 1.7%
Axos Financial, Inc.†	5,859	162,001
Banc of California, Inc.	4,933	69,753
BankFinancial Corp.	4,300	51,170
Berkshire Hills Bancorp, Inc.	4,814	141,002
Brookline Bancorp, Inc.	19,879	292,818
Capitol Federal Financial, Inc.	1,000	13,780
Dime Community Bancshares, Inc.	3,401	72,815
First Defiance Financial Corp.	2,000	57,930
Flushing Financial Corp.	3,700	74,759
Investors Bancorp, Inc.	12,300	139,728
Meridian Bancorp, Inc.	26,800	502,500
Northfield Bancorp, Inc.	31,066	498,920
Northwest Bancshares, Inc.	11,024	180,683
Oritani Financial Corp.	4,215	74,584
Pacific Premier Bancorp, Inc.	25,725	802,363
People's United Financial, Inc.	6,106	95,467
Provident Financial Services, Inc.	6,667	163,542
Washington Federal, Inc.	23,100	854,469
		4,248,284
Schools — 0.5%
American Public Education, Inc.†	1,765	39,430
Career Education Corp.†	7,710	122,512
K12, Inc.†	26,100	689,040
Strategic Education, Inc.	2,414	328,014
		1,178,996
Security Description	Shares	Value (Note 2)
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,499	$23,040
Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	14,800	792,984
MaxLinear, Inc.†	7,127	159,502
Power Integrations, Inc.	3,226	291,727
		1,244,213
Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,556	60,772
Brooks Automation, Inc.	7,942	294,092
Cabot Microelectronics Corp.	3,193	450,884
Cohu, Inc.	4,519	61,029
FormFactor, Inc.†	8,268	154,157
Kulicke & Soffa Industries, Inc.	6,973	163,726
Nanometrics, Inc.†	2,594	84,616
Ultra Clean Holdings, Inc.†	4,349	63,648
Veeco Instruments, Inc.†	21,785	254,449
		1,587,373
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,386	27,588
Steel-Producers — 0.0%
AK Steel Holding Corp.†	34,793	78,980
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,915	181,167
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	9,854	64,839
Viavi Solutions, Inc.†	25,167	352,464
		417,303
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	77,536	369,071
Spok Holdings, Inc.	1,967	23,486
Vonage Holdings Corp.†	25,026	282,794
		675,351
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	5,258	59,652
Digi International, Inc.†	3,094	42,140
		101,792
Telephone-Integrated — 0.0%
Cincinnati Bell, Inc.†	5,545	28,113
Frontier Communications Corp.†	11,588	10,047
		38,160
Television — 0.4%
Nexstar Media Group, Inc., Class A	3,700	378,547
Sinclair Broadcast Group, Inc., Class A	15,500	662,470
		1,041,017
Textile-Apparel — 0.0%
Unifi, Inc.†	1,606	35,204
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,516	83,213
Flexion Therapeutics, Inc.†	6,500	89,083
La Jolla Pharmaceutical Co.†	6,000	52,800

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics (continued)
Sarepta Therapeutics, Inc.†	1,650	$124,278
Xencor, Inc.†	12,617	425,571
		774,945
Tobacco — 0.1%
Universal Corp.	2,746	150,508
Vector Group, Ltd.	12,678	150,992
		301,500
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,233	28,075
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	13,800	74,520
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,843	71,729
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,572	107,589
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	276	2,859
SEACOR Holdings, Inc.†	6,522	306,991
		309,850
Transport-Services — 0.3%
Echo Global Logistics, Inc.†	12,400	280,860
Forward Air Corp.	3,114	198,424
Hub Group, Inc., Class A†	3,675	170,887
Matson, Inc.	4,713	176,785
		826,956
Transport-Truck — 0.4%
ArcBest Corp.	17,206	523,923
Covenant Transportation Group, Inc., Class A†	1,500	24,660
Heartland Express, Inc.	5,139	110,540
Marten Transport, Ltd.	4,266	88,647
Saia, Inc.†	2,849	266,951
Schneider National, Inc., Class B	2,600	56,472
YRC Worldwide, Inc.†	18,400	55,568
		1,126,761
Veterinary Diagnostics — 0.8%
Heska Corp.†	772	54,711
Neogen Corp.†	28,635	1,950,330
		2,005,041
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,800	68,148
USANA Health Sciences, Inc.†	2,420	165,504
		233,652
Water — 0.5%
American States Water Co.	12,150	1,091,799
California Water Service Group	5,294	280,211
		1,372,010
Web Hosting/Design — 0.2%
NIC, Inc.	19,264	397,802
Security Description	Shares/ Principal Amount	Value (Note 2)
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,299	$129,388
Insteel Industries, Inc.	2,011	41,286
		170,674
Wireless Equipment — 0.2%
CalAmp Corp.†	3,698	42,601
Cambium Networks Corp.†	9,897	96,001
InterDigital, Inc.	4,500	236,115
		374,717
X-Ray Equipment — 0.3%
Varex Imaging Corp.†	22,523	642,806
Total Common Stocks (cost $204,710,115)		244,759,575
EXCHANGE-TRADED FUNDS — 0.7%
iShares Core S&P Small-Cap ETF (cost $1,658,243)	21,831	1,699,325
Total Long-Term Investment Securities (cost $206,368,358)		246,458,900
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Investor Class 1.86%(2)	3,089,807	3,089,807
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.83% due 12/26/19(3)	$100,000	99,574
Total Short-Term Investment Securities (cost $3,189,372)		3,189,381
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $1,040,010 and collateralized by $1,015,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $1,065,629 (cost $1,040,000)	1,040,000	1,040,000
TOTAL INVESTMENTS (cost $210,597,730)(4)	99.1%	250,688,281
Other assets less liabilities	0.9	2,286,290
NET ASSETS	100.0%	$252,974,571

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2019.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
51	Long	E-Mini Russell 2000 Index	December 2019	$4,032,874	$3,888,750	$(144,124)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$68,565	$—	$1,086	$69,651
Other Industries	244,689,924	—	—	244,689,924
Exchange-Traded Funds	1,699,325	—	—	1,699,325
Short-Term Investment Securities:
Registered Investment Companies	3,089,807	—	—	3,089,807
U.S. Government Treasuries	—	99,574	—	99,574
Repurchase Agreements	—	1,040,000	—	1,040,000
Total Investments at Value	$249,547,621	$1,139,574	$1,086	$250,688,281
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$144,124	$—	$—	$144,124

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Medical-Drugs	9.5%
Banks-Commercial	6.9
Diversified Banking Institutions	3.7
Food-Misc./Diversified	3.3
Oil Companies-Integrated	3.3
Insurance-Life/Health	3.2
Cosmetics & Toiletries	3.1
Auto-Cars/Light Trucks	2.8
Medical Products	2.3
Telephone-Integrated	2.2
Insurance-Multi-line	1.9
Repurchase Agreements	1.7
Industrial Automated/Robotic	1.6
Chemicals-Diversified	1.6
Electronic Components-Semiconductors	1.5
Semiconductor Equipment	1.4
Apparel Manufacturers	1.4
Diversified Manufacturing Operations	1.3
Food-Retail	1.2
Beverages-Wine/Spirits	1.2
Enterprise Software/Service	1.1
Semiconductor Components-Integrated Circuits	1.1
Audio/Video Products	1.0
Electronic Components-Misc.	1.0
Rubber-Tires	1.0
Machinery-Electrical	0.9
Food-Dairy Products	0.9
Insurance-Property/Casualty	0.9
Import/Export	0.9
Retail-Apparel/Shoe	0.8
Diversified Minerals	0.8
E-Commerce/Products	0.8
Auto/Truck Parts & Equipment-Original	0.8
Real Estate Investment Trusts	0.7
Human Resources	0.7
Chemicals-Specialty	0.7
Real Estate Management/Services	0.7
Commercial Services	0.7
Toys	0.7
Electric-Generation	0.7
Building-Residential/Commercial	0.7
Cellular Telecom	0.7
Metal-Diversified	0.7
Medical-Biomedical/Gene	0.6
Insurance-Reinsurance	0.6
Dialysis Centers	0.6
Power Converter/Supply Equipment	0.6
Brewery	0.6
Transport-Rail	0.5
Retail-Jewelry	0.5
Machinery-General Industrial	0.5
Gas-Distribution	0.5
Aerospace/Defense	0.5
Energy-Alternate Sources	0.5
Investment Companies	0.5
Optical Supplies	0.5
Metal-Copper	0.5
Medical Instruments	0.5
Real Estate Operations & Development	0.4
Electric-Integrated	0.4
Multimedia	0.4%
Medical Labs & Testing Services	0.4
Finance-Leasing Companies	0.4
Coatings/Paint	0.4
Wire & Cable Products	0.4
Internet Content-Information/News	0.4
Athletic Footwear	0.4
Electronic Security Devices	0.4
Industrial Gases	0.4
Finance-Other Services	0.4
Tobacco	0.4
Hotels/Motels	0.3
Distribution/Wholesale	0.3
Investment Management/Advisor Services	0.3
Food-Catering	0.3
Miscellaneous Manufacturing	0.3
Instruments-Controls	0.3
Metal-Aluminum	0.3
Oil Refining & Marketing	0.3
Agricultural Chemicals	0.3
Diversified Operations	0.3
Aerospace/Defense-Equipment	0.3
E-Commerce/Services	0.3
Machinery-Farming	0.3
Wireless Equipment	0.3
Advertising Agencies	0.3
Web Portals/ISP	0.3
Tools-Hand Held	0.3
Steel Pipe & Tube	0.3
Computer Data Security	0.3
Textile-Apparel	0.3
Networking Products	0.3
Building & Construction Products-Misc.	0.3
Paper & Related Products	0.2
Rental Auto/Equipment	0.2
Entertainment Software	0.2
Diversified Operations/Commercial Services	0.2
Shipbuilding	0.2
Electric Products-Misc.	0.2
Transport-Services	0.2
Computer Services	0.2
Retail-Building Products	0.2
Non-Ferrous Metals	0.2
Satellite Telecom	0.2
Photo Equipment & Supplies	0.2
Oil-Field Services	0.2
Building Products-Cement	0.2
Machinery-Construction & Mining	0.2
Building-Heavy Construction	0.1
Advertising Services	0.1
Soap & Cleaning Preparation	0.1
U.S. Government Treasuries	0.1
Containers-Paper/Plastic	0.1
Retail-Drug Store	0.1
Oil Companies-Exploration & Production	0.1
Internet Content-Entertainment	0.1
E-Marketing/Info	0.1
Telecom Services	0.1
Finance-Investment Banker/Broker	0.1
Office Automation & Equipment	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited) (continued)

Industry Allocation* (continued)
Public Thoroughfares	0.1%
Commercial Services-Finance	0.1
Building Products-Air & Heating	0.1
Resorts/Theme Parks	0.1
Registered Investment Companies	0.1
Security Services	0.1
Auto-Heavy Duty Trucks	0.1
Exchange-Traded Funds	0.1
Publishing-Periodicals	0.1
Electric-Distribution	0.1
Computer Aided Design	0.1
Gold Mining	0.1
99.3%
Country Allocation*
Japan	22.0%
United Kingdom	15.2
Switzerland	10.9
France	8.9
Germany	8.8
Netherlands	4.7
Australia	4.0
United States	2.7
Hong Kong	2.1
Cayman Islands	1.8
Sweden	1.7
Norway	1.6
Spain	1.6
Denmark	1.4
Italy	1.4
Canada	1.4
Singapore	1.3
South Korea	1.1
Belgium	0.8
Finland	0.7
Taiwan	0.7
Luxembourg	0.6
China	0.6
Jersey	0.6
Austria	0.5
Ireland	0.4
Israel	0.4
Bermuda	0.3
New Zealand	0.3
Indonesia	0.2
SupraNational	0.2
Turkey	0.2
India	0.1
Brazil	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Australia — 4.0%
AGL Energy, Ltd.	5,138	$66,400
Alumina, Ltd.	20,099	32,177
AMP, Ltd.	26,416	32,603
APA Group	8,997	69,689
Aristocrat Leisure, Ltd.	4,519	93,707
ASX, Ltd.	1,533	84,014
Aurizon Holdings, Ltd.	16,215	64,641
AusNet Services	12,970	15,878
Australia & New Zealand Banking Group, Ltd.	62,641	1,210,480
Bank of Queensland, Ltd.	2,961	19,847
Bendigo & Adelaide Bank, Ltd.	3,662	28,415
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	32,288	799,371
BlueScope Steel, Ltd.	4,442	36,044
Boral, Ltd.	8,916	29,260
Brambles, Ltd.	94,539	728,340
Caltex Australia, Ltd.	2,143	38,219
Challenger, Ltd.	98,599	492,447
CIMIC Group, Ltd.	827	17,594
Coca-Cola Amatil, Ltd.	3,968	28,552
Cochlear, Ltd.	465	65,433
Coles Group, Ltd.	8,905	92,675
Commonwealth Bank of Australia	13,981	765,042
Computershare, Ltd.	3,730	40,911
Crown Resorts, Ltd.	2,864	23,307
CSL, Ltd.	12,790	2,021,065
Dexus	8,621	69,457
Flight Centre Travel Group, Ltd.	423	13,607
Fortescue Metals Group, Ltd.	10,942	65,624
Goodman Group	12,775	122,241
GPT Group	15,259	63,516
Harvey Norman Holdings, Ltd.	4,493	13,751
Incitec Pivot, Ltd.	13,412	30,733
Independence Group NL	135,904	591,677
Insurance Australia Group, Ltd.	18,445	98,451
LendLease Group	4,420	52,475
Macquarie Group, Ltd.	12,268	1,087,039
Magellan Financial Group, Ltd.	977	33,963
Medibank Private, Ltd.	21,977	50,580
Mirvac Group	29,359	60,720
National Australia Bank, Ltd.	22,151	445,657
Newcrest Mining, Ltd.	5,943	138,558
Orica, Ltd.	2,978	45,364
Origin Energy, Ltd.	13,644	73,832
QBE Insurance Group, Ltd.	10,535	89,530
Ramsay Health Care, Ltd.	1,203	52,730
REA Group, Ltd.	425	31,171
Rio Tinto, Ltd.	7,836	492,831
Santos, Ltd.	14,554	76,302
Scentre Group	211,812	562,384
SEEK, Ltd.	2,631	38,189
Sonic Healthcare, Ltd.	3,394	64,412
South32, Ltd.	220,364	391,610
Stockland	18,674	57,386
Suncorp Group, Ltd.	10,009	92,259
Security Description	Shares	Value (Note 2)
Australia (continued)
Sydney Airport	8,550	$46,414
Tabcorp Holdings, Ltd.	15,577	51,028
Telstra Corp., Ltd.	88,322	209,524
TPG Telecom, Ltd.	2,617	12,278
Transurban Group	21,128	209,731
Treasury Wine Estates, Ltd.	5,685	71,356
Vicinity Centres	26,932	46,748
Washington H. Soul Pattinson & Co., Ltd.	844	11,988
Wesfarmers, Ltd.	8,905	239,577
Westpac Banking Corp.	27,228	545,368
Woodside Petroleum, Ltd.	7,352	161,383
Woolworths Group, Ltd.	9,917	249,853
WorleyParsons, Ltd.	59,922	530,062
		14,287,470
Austria — 0.5%
ANDRITZ AG	579	23,683
Erste Group Bank AG	47,973	1,588,184
OMV AG	1,177	63,056
Raiffeisen Bank International AG	1,138	26,452
Verbund AG	533	29,155
voestalpine AG	899	20,688
		1,751,218
Belgium — 0.8%
Ageas	1,407	78,081
Anheuser-Busch InBev SA NV	6,018	572,914
Colruyt SA	472	25,863
Groupe Bruxelles Lambert SA	647	62,166
KBC Group NV	1,946	126,632
Proximus SADP	1,211	35,979
Solvay SA	577	59,829
Telenet Group Holding NV	420	19,825
UCB SA	1,012	73,485
Umicore SA	43,378	1,639,008
		2,693,782
Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	5,000	33,537
Dairy Farm International Holdings, Ltd.	2,674	16,856
Hongkong Land Holdings, Ltd.	9,100	51,273
Jardine Matheson Holdings, Ltd.	1,703	91,343
Jardine Strategic Holdings, Ltd.	31,342	938,306
Kerry Properties, Ltd.	5,000	15,474
NWS Holdings, Ltd.	12,000	18,604
Shangri-La Asia, Ltd.	10,000	10,224
Yue Yuen Industrial Holdings, Ltd.	6,000	16,469
		1,192,086
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	38,340	402,598
Canada — 1.4%
Element Fleet Management Corp.	100,234	801,963
Magna International, Inc.	18,527	988,045
National Bank of Canada	17,200	855,813

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada (continued)
Nutrien, Ltd.	19,558	$974,320
Sun Life Financial, Inc.	26,900	1,202,820
		4,822,961
Cayman Islands — 1.8%
Alibaba Group Holding, Ltd. ADR†	10,390	1,737,520
ASM Pacific Technology, Ltd.	2,200	27,026
Baidu, Inc. ADR†	2,400	246,624
BeiGene, Ltd. ADR†	283	34,656
China Mengniu Dairy Co., Ltd.	144,000	537,455
CK Asset Holdings, Ltd.	20,360	138,643
CK Hutchison Holdings, Ltd.	105,024	923,306
Meituan Dianping, Class B†	63,267	645,147
Melco Resorts & Entertainment, Ltd. ADR	1,635	31,735
MGM China Holdings, Ltd.	7,600	11,949
Sands China, Ltd.	18,800	85,837
Tencent Holdings, Ltd.	29,800	1,264,703
WH Group, Ltd.*	75,500	68,322
Wharf Real Estate Investment Co., Ltd.	10,000	54,824
Wynn Macau, Ltd.	12,000	23,593
YY, Inc. ADR†	7,155	402,326
		6,233,666
China — 0.6%
China Pacific Insurance Group Co., Ltd.	126,000	465,552
PICC Property & Casualty Co., Ltd.	528,000	619,867
Ping An Insurance Group Co. of China, Ltd.	88,000	1,018,398
		2,103,817
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	30	32,073
AP Moller - Maersk A/S, Series B	51	57,823
Ascendis Pharma A/S ADR†	1,700	163,744
Carlsberg A/S, Class B	825	122,065
Chr. Hansen Holding A/S	833	70,724
Coloplast A/S, Class B	936	112,839
Danske Bank A/S	32,428	451,451
Demant A/S†	860	22,050
DSV A/S	1,719	163,740
Genmab A/S†	512	104,070
GN Store Nord A/S	11,196	454,971
H. Lundbeck A/S	538	17,851
ISS A/S	1,288	31,872
Novo Nordisk A/S, Class B	24,775	1,279,258
Novozymes A/S, Class B	1,720	72,311
Orsted A/S*	1,462	135,788
Pandora A/S	855	34,360
Tryg A/S	952	27,280
Vestas Wind Systems A/S	20,346	1,580,626
		4,934,896
Finland — 0.7%
Elisa Oyj	1,156	59,596
Fortum Oyj	3,570	84,453
Kone Oyj, Class B	2,670	152,093
Security Description	Shares	Value (Note 2)
Finland (continued)
Metso Oyj	896	$33,456
Neste Oyj	3,341	110,391
Nokia Oyj	44,095	223,462
Nokian Renkaat Oyj	913	25,777
Nordea Bank Abp	25,528	181,227
Orion Oyj, Class B	822	30,654
Sampo Oyj, Class A	3,525	140,235
Stora Enso Oyj, Class R	62,117	749,224
UPM-Kymmene Oyj	4,095	121,182
Wartsila Oyj Abp	63,156	708,453
		2,620,203
France — 8.9%
Accor SA	1,475	61,545
Aeroports de Paris	233	41,439
Air Liquide SA	9,161	1,305,287
Alstom SA	1,450	60,124
Amundi SA*	12,435	868,040
Arkema SA	528	49,291
Atos SE	774	54,628
AXA SA	70,337	1,797,847
BioMerieux	312	25,823
BNP Paribas SA	30,956	1,509,315
Bollore SA	6,903	28,626
Bouygues SA	1,709	68,520
Bureau Veritas SA	2,264	54,593
Capgemini SE	1,239	146,148
Carrefour SA	4,635	81,118
Casino Guichard Perrachon SA	448	21,376
Cie de Saint-Gobain	3,845	151,035
Cie Generale des Etablissements Michelin SCA	1,328	148,404
CNP Assurances	1,350	26,104
Covivio	357	37,783
Credit Agricole SA	8,962	108,975
Danone SA	28,329	2,495,104
Dassault Aviation SA	20	28,286
Dassault Systemes SE	1,018	145,022
Edenred	1,845	88,599
Eiffage SA	612	63,490
Electricite de France SA	4,597	51,446
Engie SA	88,342	1,443,319
EssilorLuxottica SA	10,834	1,562,883
Eurazeo SE	317	23,596
Eutelsat Communications SA	29,722	553,431
Faurecia SA	591	28,098
Gecina SA	359	56,409
Getlink SE	3,467	52,093
Hermes International	247	170,842
ICADE	263	23,520
Iliad SA	211	19,815
Imerys SA	283	11,388
Ingenico Group SA	473	46,178
Ipsen SA	288	27,337
JCDecaux SA	533	14,438
Kering SA	1,953	997,030
Klepierre SA	1,600	54,331

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
L'Oreal SA	6,178	$1,731,128
Legrand SA	8,924	637,415
LVMH Moet Hennessy Louis Vuitton SE	2,194	873,365
Natixis SA	7,489	31,102
Orange SA	15,622	245,209
Pernod Ricard SA	1,656	294,801
Peugeot SA	4,556	113,790
Publicis Groupe SA	1,658	81,516
Remy Cointreau SA	178	23,624
Renault SA	1,487	85,444
Safran SA	2,585	407,503
Sanofi	24,529	2,274,538
Sartorius Stedim Biotech	216	30,222
Schneider Electric SE	22,072	1,935,725
SCOR SE	1,318	54,468
SEB SA	174	26,436
Societe BIC SA	228	15,314
Societe Generale SA	5,944	163,075
Sodexo SA	717	80,544
Suez	2,864	45,043
Teleperformance	462	100,239
Thales SA	826	95,066
TOTAL SA	103,240	5,374,665
Ubisoft Entertainment SA†	659	47,661
Valeo SA	1,814	58,923
Veolia Environnement SA	4,221	107,081
Vinci SA	4,021	433,416
Vivendi SA	51,233	1,406,978
Wendel SA	220	30,378
Worldline SA†*	649	40,993
		31,448,338
Germany — 8.8%
1&1 Drillisch AG	411	12,811
adidas AG	4,301	1,338,568
Allianz SE	3,344	779,807
Axel Springer SE†	383	26,298
BASF SE	18,075	1,264,415
Bayer AG	27,762	1,957,413
Bayerische Motoren Werke AG	19,246	1,353,751
Bayerische Motoren Werke AG (Preference Shares)	434	24,083
Beiersdorf AG	10,608	1,251,631
Brenntag AG	1,249	60,444
Carl Zeiss Meditec AG	318	36,233
Commerzbank AG	31,465	182,603
Continental AG	8,402	1,078,599
Covestro AG*	11,345	561,368
Daimler AG	7,142	354,749
Delivery Hero SE†*	888	39,447
Deutsche Bank AG	15,368	115,122
Deutsche Boerse AG	1,515	236,826
Deutsche Lufthansa AG	1,848	29,368
Deutsche Post AG	7,794	260,337
Deutsche Telekom AG	26,110	438,322
Security Description	Shares	Value (Note 2)
Germany (continued)
Deutsche Wohnen SE	51,045	$1,863,994
E.ON SE	17,383	168,933
Evonik Industries AG	1,472	36,338
Fraport AG Frankfurt Airport Services Worldwide	326	27,651
Fresenius Medical Care AG & Co. KGaA	14,924	1,003,008
Fresenius SE & Co. KGaA	21,986	1,027,848
Fuchs Petrolub SE (Preference Shares)	548	20,566
GEA Group AG	39,669	1,071,112
Hannover Rueck SE	479	81,014
HeidelbergCement AG	1,142	82,563
Henkel AG & Co. KGaA	793	72,623
Henkel AG & Co. KGaA (Preference Shares)	1,381	136,741
HOCHTIEF AG	195	22,210
HUGO BOSS AG	531	28,469
Infineon Technologies AG	67,075	1,205,742
KION Group AG	550	28,892
Knorr-Bremse AG	11,506	1,081,541
LANXESS AG	735	44,868
Merck KGaA	1,002	112,909
METRO AG	1,384	21,837
MTU Aero Engines AG	410	108,940
Muenchener Rueckversicherungs- Gesellschaft AG	6,458	1,670,831
Porsche Automobil Holding SE (Preference Shares)	1,227	79,824
Puma SE	670	51,848
RWE AG	4,320	135,170
SAP SE	24,361	2,863,987
Sartorius AG (Preference Shares)	280	51,086
Siemens AG	33,043	3,541,005
Siemens Healthineers AG*	16,165	635,952
Stroeer SE & Co. KGaA	6,452	491,339
Symrise AG	998	96,994
Telefonica Deutschland Holding AG	194,106	541,149
thyssenkrupp AG	3,188	44,179
TUI AG	3,420	39,801
Uniper SE	1,563	51,254
United Internet AG	984	35,098
Volkswagen AG	251	43,141
Volkswagen AG (Preference Shares)	1,453	247,157
Vonovia SE	4,001	202,962
Wirecard AG	925	147,828
Zalando SE†*	10,027	457,625
		31,078,224
Hong Kong — 2.1%
AIA Group, Ltd.	435,000	4,081,674
Bank of East Asia, Ltd.	9,400	23,187
Beijing Enterprises Holdings, Ltd.	66,000	304,307
BOC Hong Kong Holdings, Ltd.	361,500	1,233,514
CLP Holdings, Ltd.	13,000	136,119
Galaxy Entertainment Group, Ltd.	17,000	106,658
Hang Lung Properties, Ltd.	16,000	36,368

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Hang Seng Bank, Ltd.	6,000	$129,809
Henderson Land Development Co., Ltd.	11,062	51,574
Hong Kong & China Gas Co., Ltd.	80,668	156,679
Hong Kong Exchanges & Clearing, Ltd.	9,300	274,510
Hysan Development Co., Ltd.	5,000	20,229
Link REIT	16,500	181,144
MTR Corp., Ltd.	12,500	69,813
New World Development Co., Ltd.	47,000	61,398
PCCW, Ltd.	30,000	16,850
Power Assets Holdings, Ltd.	11,000	73,934
Sino Land Co., Ltd.	24,000	36,223
SJM Holdings, Ltd.	18,000	17,228
Sun Hung Kai Properties, Ltd.	12,500	180,713
Swire Pacific, Ltd., Class A	4,000	37,276
Swire Properties, Ltd.	9,400	29,630
Techtronic Industries Co., Ltd.	11,000	77,197
Vitasoy International Holdings, Ltd.	6,000	24,327
Wharf Holdings, Ltd.	11,000	24,081
Wheelock & Co., Ltd.	6,000	34,199
		7,418,641
India — 0.1%
HDFC Bank, Ltd. ADR	9,460	539,693
Indonesia — 0.2%
Bank Central Asia Tbk PT	324,200	693,450
Ireland — 0.4%
AIB Group PLC	6,299	18,740
Bank of Ireland Group PLC	7,348	29,204
CRH PLC	6,408	219,943
DCC PLC	8,831	770,226
Flutter Entertainment PLC	616	57,606
James Hardie Industries PLC CDI	3,596	60,392
Kerry Group PLC, Class A	1,227	144,020
Kingspan Group PLC	1,199	58,779
Smurfit Kappa Group PLC	1,769	52,622
		1,411,532
Isle of Man — 0.0%
GVC Holdings PLC	4,254	38,926
Israel — 0.4%
Azrieli Group, Ltd.	297	23,327
Bank Hapoalim B.M.†	8,938	70,462
Bank Leumi Le-Israel B.M.	11,365	80,895
Check Point Software Technologies, Ltd.†	7,711	844,355
CyberArk Software, Ltd.†	294	29,347
Elbit Systems, Ltd.	177	29,337
Israel Chemicals, Ltd.	5,654	28,176
Israel Discount Bank, Ltd., Class A	9,193	40,440
Mizrahi Tefahot Bank, Ltd.	1,181	29,357
NICE, Ltd.†	480	69,101
Security Description	Shares	Value (Note 2)
Israel (continued)
Teva Pharmaceutical Industries, Ltd. ADR†	8,605	$59,202
Wix.com, Ltd.†	373	43,544
		1,347,543
Italy — 1.4%
Assicurazioni Generali SpA	8,653	167,807
Atlantia SpA	3,855	93,343
Davide Campari-Milano SpA	4,407	39,849
Enel SpA	63,878	477,289
Eni SpA	19,980	305,149
FinecoBank Banca Fineco SpA	4,798	50,860
Intesa Sanpaolo SpA	326,877	776,007
Leonardo SpA	3,234	38,076
Mediobanca Banca di Credito Finanziario SpA	4,873	53,269
Moncler SpA	19,443	693,531
Pirelli & C SpA*	3,081	18,259
Poste Italiane SpA*	4,028	45,849
Prysmian SpA	67,449	1,449,699
Recordati SpA	818	35,111
Snam SpA	16,438	83,110
Telecom Italia SpA†	72,041	41,147
Telecom Italia SpA (RSP)	559,336	306,043
Terna Rete Elettrica Nazionale SpA	11,052	70,979
UniCredit SpA	15,837	187,098
		4,932,475
Japan — 22.0%
ABC-Mart, Inc.	300	19,074
Acom Co., Ltd.	3,200	12,607
Advantest Corp.	1,600	70,767
Aeon Co., Ltd.	5,200	95,646
AEON Financial Service Co., Ltd.	1,100	16,644
Aeon Mall Co., Ltd.	800	12,668
AGC, Inc.	1,500	46,805
Air Water, Inc.	1,300	23,377
Aisin Seiki Co., Ltd.	12,200	385,860
Ajinomoto Co., Inc.	3,600	68,112
Alfresa Holdings Corp.	1,500	33,656
Alps Alpine Co., Ltd.	1,625	30,525
Amada Holdings Co., Ltd.	2,500	27,137
ANA Holdings, Inc.	900	30,267
Aozora Bank, Ltd.	900	22,586
Asahi Group Holdings, Ltd.	2,900	143,576
Asahi Intecc Co., Ltd.	1,600	42,340
Asahi Kasei Corp.	87,900	871,563
Astellas Pharma, Inc.	127,500	1,822,175
Bandai Namco Holdings, Inc.	1,600	99,680
Bank of Kyoto, Ltd.	400	15,746
Benesse Holdings, Inc.	600	15,638
Bridgestone Corp.	41,100	1,598,217
Brother Industries, Ltd.	1,800	32,851
Calbee, Inc.	600	18,709
Canon, Inc.	7,900	210,894
Casio Computer Co., Ltd.	1,500	23,250
Central Japan Railway Co.	4,400	908,184
Chiba Bank, Ltd.	4,700	24,318

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Chubu Electric Power Co., Inc.	5,100	$73,868
Chugai Pharmaceutical Co., Ltd.	1,800	140,319
Chugoku Electric Power Co., Inc.	2,400	30,825
Coca-Cola Bottlers Japan Holdings, Inc.	938	21,151
Concordia Financial Group, Ltd.	8,500	32,787
Credit Saison Co., Ltd.	1,200	16,186
CyberAgent, Inc.	10,151	392,188
Dai Nippon Printing Co., Ltd.	2,000	51,982
Dai-ichi Life Holdings, Inc.	8,400	127,648
Daicel Corp.	2,300	19,569
Daifuku Co., Ltd.	748	38,927
Daiichi Sankyo Co., Ltd.	4,500	283,793
Daikin Industries, Ltd.	2,000	262,619
Daito Trust Construction Co., Ltd.	600	76,925
Daiwa House Industry Co., Ltd.	4,500	146,622
Daiwa House REIT Investment Corp.	14	39,367
Daiwa Securities Group, Inc.	12,000	53,749
Denso Corp.	3,400	150,208
Dentsu, Inc.	1,700	60,185
Disco Corp.	200	38,271
East Japan Railway Co.	2,400	229,591
Eisai Co., Ltd.	2,000	102,148
Electric Power Development Co., Ltd.	24,900	570,281
FamilyMart Co., Ltd.	2,100	51,379
FANUC Corp.	1,500	284,550
Fast Retailing Co., Ltd.	500	298,072
Fuji Electric Co., Ltd.	1,000	30,855
FUJIFILM Holdings Corp.	2,800	123,397
Fujitsu, Ltd.	1,500	120,474
Fukuoka Financial Group, Inc.	1,400	26,626
GMO Payment Gateway, Inc.	300	20,048
Hakuhodo DY Holdings, Inc.	1,800	26,174
Hamamatsu Photonics KK	12,200	456,366
Hankyu Hanshin Holdings, Inc.	1,800	69,672
Hikari Tsushin, Inc.	200	43,444
Hino Motors, Ltd.	2,000	16,573
Hirose Electric Co., Ltd.	225	27,758
Hisamitsu Pharmaceutical Co., Inc.	400	17,602
Hitachi Chemical Co., Ltd.	800	26,167
Hitachi Construction Machinery Co., Ltd.	800	19,439
Hitachi High-Technologies Corp.	500	28,890
Hitachi Metals, Ltd.	1,800	19,549
Hitachi, Ltd.	7,600	284,614
Honda Motor Co., Ltd.	25,800	671,681
Hoshizaki Corp.	400	31,561
Hoya Corp.	3,000	244,910
Hulic Co., Ltd.	2,300	23,611
Idemitsu Kosan Co., Ltd.	1,579	44,404
IHI Corp.	1,200	26,250
Iida Group Holdings Co., Ltd.	1,300	21,274
Inpex Corp.	7,900	72,064
Isetan Mitsukoshi Holdings, Ltd.	2,600	20,826
Security Description	Shares	Value (Note 2)
Japan (continued)
Isuzu Motors, Ltd.	4,200	$46,611
ITOCHU Corp.	10,600	219,734
Itochu Techno-Solutions Corp.	800	21,194
J. Front Retailing Co., Ltd.	1,800	21,161
Japan Airlines Co., Ltd.	1,000	29,722
Japan Airport Terminal Co., Ltd.	400	17,421
Japan Exchange Group, Inc.	4,100	64,876
Japan Post Bank Co., Ltd.	3,100	30,132
Japan Post Holdings Co., Ltd.	12,300	113,591
Japan Prime Realty Investment Corp.	6	28,481
Japan Real Estate Investment Corp.	10	67,057
Japan Retail Fund Investment Corp.	20	42,287
Japan Tobacco, Inc.	9,500	208,172
JFE Holdings, Inc.	4,000	48,421
JGC Corp.	1,700	22,416
JSR Corp.	1,600	25,767
JTEKT Corp.	1,800	20,805
JXTG Holdings, Inc.	25,450	115,436
Kajima Corp.	3,400	44,846
Kakaku.com, Inc.	1,200	29,667
Kamigumi Co., Ltd.	800	18,124
Kaneka Corp.	400	12,548
Kansai Electric Power Co., Inc.	5,600	62,630
Kansai Paint Co., Ltd.	1,300	30,385
Kao Corp.	3,800	281,820
Kawasaki Heavy Industries, Ltd.	1,200	26,745
KDDI Corp.	53,900	1,408,953
Keihan Holdings Co., Ltd.	800	35,693
Keikyu Corp.	1,700	33,100
Keio Corp.	800	49,960
Keisei Electric Railway Co., Ltd.	1,000	41,279
Keyence Corp.	2,200	1,370,682
Kikkoman Corp.	1,100	52,809
Kintetsu Group Holdings Co., Ltd.	1,400	73,118
Kirin Holdings Co., Ltd.	26,600	564,690
Kobayashi Pharmaceutical Co., Ltd.	399	30,498
Kobe Steel, Ltd.	2,500	13,422
Koito Manufacturing Co., Ltd.	800	39,442
Komatsu, Ltd.	7,300	168,232
Konami Holdings Corp.	700	33,913
Konica Minolta, Inc.	3,600	25,173
Kose Corp.	240	40,556
Kubota Corp.	57,800	879,147
Kuraray Co., Ltd.	2,600	32,161
Kurita Water Industries, Ltd.	900	24,236
Kyocera Corp.	2,500	156,134
Kyowa Kirin Co., Ltd.	2,000	38,839
Kyushu Electric Power Co., Inc.	2,900	27,374
Kyushu Railway Co.	1,300	41,575
Lawson, Inc.	400	20,489
LINE Corp.†	500	17,904
Lion Corp.	1,800	35,510
LIXIL Group Corp.	2,100	36,926
M3, Inc.	3,500	84,751
Makita Corp.	28,800	914,108
Marubeni Corp.	12,300	82,097

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Marui Group Co., Ltd.	1,600	$33,926
Maruichi Steel Tube, Ltd.	400	10,621
Mazda Motor Corp.	4,500	40,251
McDonald's Holdings Co. Japan, Ltd.	500	24,192
Mebuki Financial Group, Inc.	7,300	18,067
Medipal Holdings Corp.	1,300	29,063
MEIJI Holdings Co., Ltd.	900	65,705
Mercari, Inc.†	600	14,992
Minebea Mitsumi, Inc.	3,000	47,938
MISUMI Group, Inc.	2,200	52,264
Mitsubishi Chemical Holdings Corp.	10,000	71,670
Mitsubishi Corp.	41,600	1,024,383
Mitsubishi Electric Corp.	107,900	1,441,597
Mitsubishi Estate Co., Ltd.	9,300	180,080
Mitsubishi Gas Chemical Co., Inc.	1,300	17,473
Mitsubishi Heavy Industries, Ltd.	2,500	98,339
Mitsubishi Materials Corp.	900	24,431
Mitsubishi Motors Corp.	5,200	22,694
Mitsubishi Tanabe Pharma Corp.	1,800	19,819
Mitsubishi UFJ Financial Group, Inc.	572,400	2,917,342
Mitsubishi UFJ Lease & Finance Co., Ltd.	73,300	425,492
Mitsui & Co., Ltd.	13,000	213,604
Mitsui Chemicals, Inc.	1,500	33,809
Mitsui Fudosan Co., Ltd.	44,400	1,105,010
Mitsui Mining & Smelting Co., Ltd.	10,500	250,197
Mitsui OSK Lines, Ltd.	900	22,917
Mizuho Financial Group, Inc.	189,500	291,363
MonotaRO Co., Ltd.	1,100	28,991
MS&AD Insurance Group Holdings, Inc.	3,700	120,369
Murata Manufacturing Co., Ltd.	37,900	1,834,846
Nabtesco Corp.	34,800	1,087,901
Nagoya Railroad Co., Ltd.	1,500	44,967
NEC Corp.	2,000	84,755
Nexon Co., Ltd.†	56,500	685,715
NGK Insulators, Ltd.	2,100	30,082
NGK Spark Plug Co., Ltd.	1,300	24,949
NH Foods, Ltd.	600	24,128
Nidec Corp.	1,800	243,916
Nikon Corp.	2,600	32,667
Nintendo Co., Ltd.	6,100	2,271,099
Nippon Building Fund, Inc.	11	84,472
Nippon Electric Glass Co., Ltd.	600	13,443
Nippon Express Co., Ltd.	600	30,611
Nippon Paint Holdings Co., Ltd.	1,200	62,599
Nippon Prologis REIT, Inc.	16	43,816
Nippon Steel Corp.	6,200	86,895
Nippon Telegraph & Telephone Corp.	50,400	2,410,567
Nippon Yusen KK	1,300	21,882
Nissan Chemical Corp.	1,000	41,806
Nissan Motor Co., Ltd.	18,000	112,713
Nisshin Seifun Group, Inc.	1,600	29,686
Nissin Foods Holdings Co., Ltd.	500	36,239
Nitori Holdings Co., Ltd.	600	87,784
Nitto Denko Corp.	1,200	58,161
Security Description	Shares	Value (Note 2)
Japan (continued)
Nomura Holdings, Inc.	26,100	$110,371
Nomura Real Estate Holdings, Inc.	1,000	21,686
Nomura Real Estate Master Fund, Inc.	32	57,780
Nomura Research Institute, Ltd.	2,700	53,911
NSK, Ltd.	3,000	25,460
NTT Data Corp.	5,000	64,856
NTT DOCOMO, Inc.	10,400	265,560
Obayashi Corp.	4,800	48,045
OBIC Co., Ltd.	500	57,221
Odakyu Electric Railway Co., Ltd.	2,200	52,863
Oji Holdings Corp.	6,900	32,385
Olympus Corp.	9,200	124,521
Omron Corp.	11,700	645,663
Ono Pharmaceutical Co., Ltd.	3,000	54,560
Oracle Corp. Japan	300	26,154
Oriental Land Co., Ltd.	1,600	243,408
ORIX Corp.	71,200	1,065,548
Osaka Gas Co., Ltd.	2,900	55,671
Otsuka Corp.	800	32,057
Otsuka Holdings Co., Ltd.	17,800	665,798
Pan Pacific International Holdings Corp	3,600	60,109
Panasonic Corp.	80,100	652,458
Park24 Co., Ltd.	1,000	23,209
PeptiDream, Inc.†	700	33,404
Persol Holdings Co., Ltd.	1,301	24,765
Pigeon Corp.	900	37,086
Pola Orbis Holdings, Inc.	9,744	219,320
Rakuten, Inc.	6,700	66,075
Recruit Holdings Co., Ltd.	82,100	2,509,358
Renesas Electronics Corp.†	45,721	297,342
Resona Holdings, Inc.	16,400	70,635
Ricoh Co., Ltd.	5,300	47,979
Rinnai Corp.	300	20,271
Rohm Co., Ltd.	700	53,981
Ryohin Keikaku Co., Ltd.	1,900	35,656
Sankyo Co., Ltd.	400	13,797
Santen Pharmaceutical Co., Ltd.	84,200	1,468,992
SBI Holdings, Inc.	1,800	38,750
Secom Co., Ltd.	1,700	155,621
Sega Sammy Holdings, Inc.	1,500	21,097
Seibu Holdings, Inc.	1,600	27,961
Seiko Epson Corp.	2,200	31,110
Sekisui Chemical Co., Ltd.	78,900	1,229,877
Sekisui House, Ltd.	4,900	96,714
Seven & i Holdings Co., Ltd.	30,300	1,162,757
Seven Bank, Ltd.	4,700	12,911
SG Holdings Co., Ltd.	1,172	28,694
Sharp Corp.	1,800	20,094
Shimadzu Corp.	1,800	45,749
Shimamura Co., Ltd.	200	15,901
Shimano, Inc.	600	90,754
Shimizu Corp.	4,700	42,739
Shin-Etsu Chemical Co., Ltd.	2,900	312,466
Shinsei Bank, Ltd.	1,400	20,474
Shionogi & Co., Ltd.	2,100	117,161

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shiseido Co., Ltd.	3,200	$255,651
Shizuoka Bank, Ltd.	3,400	25,472
Showa Denko KK	1,100	28,992
SMC Corp.	4,800	2,065,211
Softbank Corp.	13,100	177,416
SoftBank Group Corp.	23,900	938,723
Sohgo Security Services Co., Ltd.	600	31,562
Sompo Holdings, Inc.	2,600	109,321
Sony Corp.	48,900	2,873,389
Sony Financial Holdings, Inc.	1,300	28,315
Stanley Electric Co., Ltd.	20,800	554,350
Subaru Corp.	4,900	138,511
SUMCO Corp.	1,912	25,945
Sumitomo Chemical Co., Ltd.	11,300	51,060
Sumitomo Corp.	90,000	1,411,852
Sumitomo Dainippon Pharma Co., Ltd.	1,300	21,485
Sumitomo Electric Industries, Ltd.	5,800	74,076
Sumitomo Heavy Industries, Ltd.	1,000	29,845
Sumitomo Metal Mining Co., Ltd.	1,900	59,256
Sumitomo Mitsui Financial Group, Inc.	10,500	360,654
Sumitomo Mitsui Trust Holdings, Inc.	17,500	634,330
Sumitomo Realty & Development Co., Ltd.	2,600	99,371
Sumitomo Rubber Industries, Ltd.	23,300	277,909
Sundrug Co., Ltd.	696	21,896
Suntory Beverage & Food, Ltd.	1,100	47,047
Suzuken Co., Ltd.	600	32,378
Suzuki Motor Corp.	37,800	1,605,650
Sysmex Corp.	1,300	87,381
T&D Holdings, Inc.	4,200	44,846
Taiheiyo Cement Corp.	1,100	29,571
Taisei Corp.	1,600	62,297
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,907
Taiyo Nippon Sanso Corp.	1,100	22,334
Takeda Pharmaceutical Co., Ltd.	58,600	2,007,769
Takeda Pharmaceutical Co., Ltd. ADR	15,601	268,337
TDK Corp.	1,000	90,393
TechnoPro Holdings, Inc.	5,100	302,370
Teijin, Ltd.	1,300	25,095
Terumo Corp.	33,900	1,092,120
THK Co., Ltd.	27,100	718,478
Tobu Railway Co., Ltd.	1,500	48,772
Toho Co., Ltd.	900	39,543
Toho Gas Co., Ltd.	600	23,022
Tohoku Electric Power Co., Inc.	3,300	32,291
Tokio Marine Holdings, Inc.	26,500	1,422,755
Tokyo Century Corp.	300	13,970
Tokyo Electric Power Co. Holdings, Inc.†	11,700	57,282
Tokyo Electron, Ltd.	5,200	998,820
Tokyo Gas Co., Ltd.	3,000	75,847
Tokyu Corp.	4,000	75,321
Security Description	Shares	Value (Note 2)
Japan (continued)
Tokyu Fudosan Holdings Corp.	4,700	$30,119
Toppan Printing Co., Ltd.	2,200	39,163
Toray Industries, Inc.	11,200	83,619
Toshiba Corp.	4,100	125,565
Tosoh Corp.	10,400	138,445
TOTO, Ltd.	1,100	41,462
Toyo Seikan Group Holdings, Ltd.	1,300	20,299
Toyo Suisan Kaisha, Ltd.	700	28,052
Toyoda Gosei Co., Ltd.	500	10,077
Toyota Industries Corp.	1,200	69,263
Toyota Motor Corp.	65,000	4,359,823
Toyota Tsusho Corp.	1,700	55,131
Trend Micro, Inc.	1,000	47,779
Tsuruha Holdings, Inc.	287	31,381
Unicharm Corp.	3,200	101,426
United Urban Investment Corp.	22	42,135
USS Co., Ltd.	1,800	35,107
Welcia Holdings Co., Ltd.	7,500	378,851
West Japan Railway Co.	1,300	110,120
Yahoo Japan Corp.	111,700	316,057
Yakult Honsha Co., Ltd.	900	50,370
Yamada Denki Co., Ltd.	5,400	26,134
Yamaha Corp.	1,100	49,764
Yamaha Motor Co., Ltd.	2,200	40,122
Yamato Holdings Co., Ltd.	2,400	36,292
Yamazaki Baking Co., Ltd.	1,100	19,629
Yaskawa Electric Corp.	1,900	70,576
Yokogawa Electric Corp.	1,800	32,953
Yokohama Rubber Co., Ltd.	900	18,124
ZOZO, Inc.	1,730	39,913
		77,782,153
Jersey — 0.6%
Amcor PLC CDI	47,174	454,035
Experian PLC	7,155	228,592
Ferguson PLC	1,815	132,605
Glencore PLC	86,502	260,609
WPP PLC	75,626	946,706
		2,022,547
Luxembourg — 0.6%
ArcelorMittal	5,142	72,481
Aroundtown SA	7,165	58,603
Eurofins Scientific SE	85	39,541
Millicom International Cellular SA SDR	526	25,519
RTL Group SA	302	14,536
Samsonite International SA*	455,400	970,511
SES SA FDR	2,806	51,175
Tenaris SA	84,364	895,067
		2,127,433
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	55,600	9,067
Netherlands — 4.7%
Aalberts NV	19,728	782,635
ABN AMRO Group NV CVA*	38,069	671,233
Adyen NV†*	82	54,067

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Aegon NV	13,514	$56,200
AerCap Holdings NV†	983	53,819
Airbus SE	4,599	598,032
Akzo Nobel NV	15,708	1,401,334
ASML Holding NV	16,106	3,997,541
CNH Industrial NV	7,858	80,130
EXOR NV	849	56,965
Ferrari NV	951	146,874
Fiat Chrysler Automobiles NV	8,498	110,109
Heineken Holding NV	929	92,555
Heineken NV	2,014	217,783
ING Groep NV	116,044	1,216,447
Koninklijke Ahold Delhaize NV	9,349	233,870
Koninklijke DSM NV	1,421	170,933
Koninklijke KPN NV	28,214	88,022
Koninklijke Philips NV	84,075	3,897,276
Koninklijke Vopak NV	563	28,908
NN Group NV	2,437	86,516
NXP Semiconductors NV	11,547	1,260,009
Prosus NV†	3,830	281,153
QIAGEN NV†	1,790	58,605
Randstad NV	923	45,343
STMicroelectronics NV	5,341	103,485
Unilever NV	11,511	691,674
Wolters Kluwer NV	2,209	161,338
		16,642,856
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,730	47,602
Auckland International Airport, Ltd.	7,331	41,910
Fisher & Paykel Healthcare Corp., Ltd.	4,355	47,054
Fletcher Building, Ltd.	6,844	22,045
Meridian Energy, Ltd.	10,128	32,984
Ryman Healthcare, Ltd.	3,085	25,627
Spark New Zealand, Ltd.	14,926	41,246
Xero, Ltd.†	19,695	829,836
		1,088,304
Norway — 1.6%
Aker BP ASA	850	22,650
DNB ASA	147,023	2,595,718
Equinor ASA	55,605	1,054,756
Gjensidige Forsikring ASA	1,583	31,416
Mowi ASA	3,464	79,918
Norsk Hydro ASA	299,535	1,057,429
Orkla ASA	6,035	54,947
Schibsted ASA, Class B	697	19,552
Storebrand ASA	97,650	617,723
Telenor ASA	5,803	116,437
Yara International ASA	1,442	62,210
		5,712,756
Papua New Guinea — 0.0%
Oil Search, Ltd.	10,743	53,333
Security Description	Shares	Value (Note 2)
Portugal — 0.0%
Banco Espirito Santo SA†(1)	59,101	$0
EDP - Energias de Portugal SA	20,223	78,553
Galp Energia SGPS SA	3,869	58,196
Jeronimo Martins SGPS SA	2,013	33,958
		170,707
Singapore — 1.3%
Ascendas Real Estate Investment Trust	20,700	46,764
CapitaLand Commercial Trust	20,700	30,978
CapitaLand Mall Trust	19,000	36,173
CapitaLand, Ltd.	20,200	51,740
City Developments, Ltd.	3,600	25,660
ComfortDelGro Corp., Ltd.	15,700	27,305
DBS Group Holdings, Ltd.	43,900	791,233
Genting Singapore, Ltd.	48,700	31,018
Jardine Cycle & Carriage, Ltd.	900	19,591
Keppel Corp., Ltd.	11,700	50,351
Oversea-Chinese Banking Corp., Ltd.	183,500	1,446,139
SATS, Ltd.	5,000	17,537
Sembcorp Industries, Ltd.	7,400	11,165
Singapore Airlines, Ltd.	4,000	26,481
Singapore Exchange, Ltd.	6,500	39,890
Singapore Press Holdings, Ltd.	11,600	17,501
Singapore Technologies Engineering, Ltd.	11,600	32,237
Singapore Telecommunications, Ltd.	63,910	143,513
Suntec Real Estate Investment Trust	16,700	22,950
United Overseas Bank, Ltd.	53,100	983,692
UOL Group, Ltd.	3,900	21,171
Venture Corp., Ltd.	2,148	23,808
Wilmar International, Ltd.	222,500	601,866
Yangzijiang Shipbuilding Holdings, Ltd.	16,000	11,119
		4,509,882
South Korea — 1.1%
KT Corp.	12,588	288,906
NAVER Corp.	2,497	328,390
Samsung Electronics Co., Ltd.	62,332	2,543,141
Samsung SDI Co., Ltd.	3,952	737,134
		3,897,571
Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	2,062	82,491
Aena SME SA*	539	98,783
Amadeus IT Group SA	3,440	246,694
Banco Bilbao Vizcaya Argentaria SA	303,528	1,583,602
Banco de Sabadell SA	43,947	42,696
Banco Santander SA	132,425	539,974
Bankia SA	9,677	18,299
Bankinter SA	5,385	34,045
CaixaBank SA	27,632	72,677
Cellnex Telecom SA*	1,534	63,367
Enagas SA	1,736	40,257
Endesa SA	2,509	66,008
Ferrovial SA	3,731	107,803

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Grifols SA	2,397	$70,628
Iberdrola SA	47,423	492,830
Industria de Diseno Textil SA	46,304	1,434,325
Mapfre SA	7,454	20,095
Naturgy Energy Group SA	2,371	62,900
Red Electrica Corp. SA	3,455	70,140
Repsol SA	11,634	181,470
Siemens Gamesa Renewable Energy SA	1,850	25,137
Telefonica SA	36,567	279,224
		5,633,445
SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	20,000	19,064
HKT Trust & HKT, Ltd.	30,000	47,698
Unibail-Rodamco-Westfield	3,813	555,863
		622,625
Sweden — 1.7%
Alfa Laval AB	2,485	49,094
Assa Abloy AB, Class B	62,618	1,394,934
Atlas Copco AB, Class A	5,210	160,393
Atlas Copco AB, Class B	3,005	81,540
Boliden AB	2,190	50,393
Electrolux AB, Series B	1,777	42,167
Elekta AB, Series B	41,426	546,106
Epiroc AB, Class A	5,210	56,563
Epiroc AB, Class B	3,005	31,100
Essity AB, Class B	4,729	137,981
Hennes & Mauritz AB, Class B	6,345	123,135
Hexagon AB, Class B	2,054	99,250
Husqvarna AB, Class B	3,277	24,958
ICA Gruppen AB	713	32,946
Industrivarden AB, Class C	1,317	28,854
Investor AB, Class B	3,541	173,193
Kinnevik AB, Class B	1,889	49,716
L E Lundbergforetagen AB, Class B	557	20,969
Lundin Petroleum AB	1,451	43,406
Sandvik AB	8,720	135,793
Securitas AB, Class B	2,483	38,062
Skandinaviska Enskilda Banken AB, Class A	12,719	116,994
Skanska AB, Class B	2,638	53,464
SKF AB, Class B	2,926	48,422
Svenska Handelsbanken AB, Class A	111,611	1,046,471
Swedbank AB, Class A	7,085	102,072
Swedish Match AB	1,381	57,129
Tele2 AB, Class B	3,909	58,134
Telefonaktiebolaget LM Ericsson, Class B	107,522	859,383
Telia Co AB	21,948	98,309
Volvo AB, Class B	11,730	164,953
		5,925,884
Security Description	Shares	Value (Note 2)
Switzerland — 10.9%
ABB, Ltd.	56,695	$1,113,562
Adecco Group AG	1,298	71,796
Alcon, Inc.†	8,741	510,145
Baloise Holding AG	382	68,469
Barry Callebaut AG	18	37,182
Chocoladefabriken Lindt & Spruengli AG	1	82,760
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	9	66,454
Cie Financiere Richemont SA	24,360	1,790,253
Clariant AG	1,564	30,460
Coca-Cola HBC AG	1,587	51,845
Credit Suisse Group AG	20,012	245,706
Dufry AG	340	28,465
EMS-Chemie Holding AG	65	40,509
GAM Holding AG†	17,157	68,817
Geberit AG	295	140,847
Givaudan SA	72	200,954
Julius Baer Group, Ltd.	1,729	76,698
Kuehne & Nagel International AG	433	63,819
LafargeHolcim, Ltd.	3,801	187,327
Lonza Group AG	4,333	1,466,224
Nestle SA	98,810	10,718,325
Novartis AG	75,265	6,534,154
Pargesa Holding SA	302	23,233
Partners Group Holding AG	148	113,530
Roche Holding AG	27,692	8,075,683
Schindler Holding AG (Participation Certificate)	5,393	1,206,988
Schindler Holding AG	159	35,453
SGS SA	452	1,120,131
Sika AG	1,017	148,857
Sonova Holding AG	433	100,694
Straumann Holding AG	683	558,635
Swatch Group AG (TRQX)	403	20,283
Swatch Group AG (XEGT)	239	63,557
Swiss Life Holding AG	269	128,563
Swiss Prime Site AG	598	58,554
Swiss Re AG	2,386	249,002
Swisscom AG	205	101,110
Temenos AG	505	84,628
UBS Group AG	116,261	1,321,674
Vifor Pharma AG	377	60,268
Zurich Insurance Group AG	4,029	1,541,718
		38,607,332
Taiwan — 0.7%
Largan Precision Co., Ltd.	3,000	433,608
Taiwan Semiconductor Manufacturing Co., Ltd.	195,000	1,717,840
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,022	372,863
		2,524,311
Turkey — 0.2%
Turkiye Garanti Bankasi AS†	322,726	583,858

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 15.2%
3i Group PLC	7,827	$112,232
Admiral Group PLC	1,568	40,843
Anglo American PLC	8,247	189,990
Antofagasta PLC	140,247	1,553,446
Ashtead Group PLC	3,680	102,400
ASOS PLC†	13,982	425,490
Associated British Foods PLC	2,755	77,999
AstraZeneca PLC	10,335	918,416
Auto Trader Group PLC*	7,800	48,903
Aviva PLC	139,490	684,072
BAE Systems PLC	25,233	176,810
Barclays PLC	135,841	251,041
Barclays PLC ADR	13,200	96,888
Barratt Developments PLC	7,887	62,859
Berkeley Group Holdings PLC	1,009	51,844
BHP Group PLC	99,128	2,120,040
BP PLC	160,002	1,011,628
British American Tobacco PLC	18,115	669,741
British Land Co. PLC	7,276	52,346
BT Group PLC	65,683	144,320
Bunzl PLC	39,334	1,028,366
Burberry Group PLC	64,822	1,733,808
Carnival PLC	1,358	56,287
Centrica PLC	44,180	40,055
Close Brothers Group PLC	7,073	122,592
Coca-Cola European Partners PLC	1,873	103,858
Compass Group PLC	42,195	1,085,665
Croda International PLC	1,030	61,581
Diageo PLC	94,051	3,848,581
Direct Line Insurance Group PLC	186,153	686,635
easyJet PLC	1,275	18,025
Evraz PLC	3,990	22,959
Fresnillo PLC	1,791	15,069
G4S PLC	12,475	29,050
GlaxoSmithKline PLC	118,761	2,542,149
GlaxoSmithKline PLC ADR	28,300	1,207,844
Great Portland Estates PLC	50,181	462,744
Halma PLC	2,998	72,636
Hargreaves Lansdown PLC	2,234	57,087
HSBC Holdings PLC	161,632	1,240,153
Imperial Brands PLC	7,430	166,907
Informa PLC	9,823	102,882
InterContinental Hotels Group PLC	1,317	82,190
Intertek Group PLC	1,302	87,668
Investec PLC	5,058	26,032
ITV PLC	28,065	43,350
J Sainsbury PLC	13,704	37,035
John Wood Group PLC	5,233	24,378
Johnson Matthey PLC	44,064	1,657,750
Kingfisher PLC	250,416	636,584
Land Securities Group PLC	5,550	58,441
Legal & General Group PLC	46,620	142,347
Lloyds Banking Group PLC	3,300,781	2,201,211
London Stock Exchange Group PLC	2,484	223,078
Marks & Spencer Group PLC	15,364	34,843
Meggitt PLC	143,633	1,122,343
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Melrose Industries PLC	340,744	$844,131
Merlin Entertainments PLC*	5,244	29,179
Micro Focus International PLC	2,819	39,772
Mondi PLC	3,826	73,262
National Grid PLC	88,521	959,806
Next PLC	10,470	796,374
NMC Health PLC	819	27,279
Ocado Group PLC†	51,124	832,152
Pearson PLC	6,097	55,269
Persimmon PLC	24,269	647,758
Prudential PLC	178,349	3,238,988
Reckitt Benckiser Group PLC	5,588	435,802
RELX PLC	15,479	367,249
Rentokil Initial PLC	14,605	83,987
Rio Tinto PLC	9,003	467,634
Rolls-Royce Holdings PLC	13,505	131,524
Royal Bank of Scotland Group PLC	37,785	96,542
Royal Dutch Shell PLC, Class A	34,298	1,002,505
Royal Dutch Shell PLC, Class B	29,580	868,973
Royal Dutch Shell PLC, Class B ADR	20,019	1,199,138
RSA Insurance Group PLC	75,525	495,982
Sage Group PLC	8,571	72,918
Schroders PLC	1,009	38,148
Segro PLC	8,565	85,387
Severn Trent PLC	1,908	50,810
Smith & Nephew PLC	57,144	1,376,491
Smiths Group PLC	3,190	61,558
Spirax-Sarco Engineering PLC	581	56,040
SSE PLC	8,144	124,777
St James's Place PLC	4,135	49,782
Standard Chartered PLC	87,004	731,448
Standard Life Aberdeen PLC	18,624	65,444
Taylor Wimpey PLC	25,849	51,328
Tesco PLC	76,154	225,828
Unilever PLC	90,594	5,447,272
United Utilities Group PLC	5,440	55,217
Vodafone Group PLC	211,028	420,260
Vodafone Group PLC ADR	53,900	1,073,149
Weir Group PLC	1,886	33,097
Whitbread PLC	21,408	1,130,124
WM Morrison Supermarkets PLC	18,704	46,063
		53,761,938
United States — 0.7%
Autoliv, Inc. SDR	6,584	513,740
Booking Holdings, Inc.†	479	940,090
Broadcom, Inc.	3,200	883,424
International Flavors & Fragrances, Inc.	0	13
		2,337,267
Total Common Stocks (cost $324,936,985)		343,964,788
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF (cost $203,343)	3,200	208,672

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings, Ltd.† expires 10/11/2019 (cost $0)	264	$320
Total Long-Term Investment Securities (cost $325,140,328)		344,173,780
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(2)	260,050	260,050
T. Rowe Price Government Reserve Fund 2.00%(2)	154	154
		260,204
U.S Government Treasuries — 0.1%
United States Treasury Bills 1.95% due 10/15/2019(3)	$130,000	129,914
1.96% due 11/05/2019(3)	390,000	389,331
		519,245
Total Short-Term Investment Securities (cost $779,364)		779,449
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $5,932,058 collateralized by $5,765,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $6,052,564 (cost $5,932,000)	5,932,000	5,932,000
TOTAL INVESTMENTS (cost $331,851,692)(4)	99.3%	350,885,229
Other assets less liabilities	0.7	2,481,809
NET ASSETS	100.0%	$353,367,038

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $4,807,686 representing 1.4% of net assets.

(1)  Securities classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2019.

(3)  The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange Traded Funds

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equivalent Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
80	Long	MSCI EAFE Index	December 2019	$7,640,538	$7,593,600	$(46,938)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Australia	$—	$14,287,470	**	$0	$14,287,470
Portugal	—	170,707	**	0	170,707
Other countries	17,098,877	312,407,734	**	—	329,506,611
Exchange-Traded Funds	208,672	—		—	208,672
Rights	320	—		—	320
Short-Term Investment Securities
Registered Investment Companies	260,204	—		—	260,204
U.S Government Treasuries	—	519,245		—	519,245
Repurchase Agreements	—	5,932,000		—	5,932,000
Total Investments at Value	$17,568,073	$333,317,156		$0	$350,885,229
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$46,938	$—		$—	$46,938

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 2).

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
United States Treasury Notes	28.2%
Diversified Financial Services	13.7
Uniform Mtg. Backed Securities	12.7
United States Treasury Bonds	9.9
Federal National Mtg. Assoc.	6.5
Diversified Banking Institutions	6.2
Government National Mtg. Assoc.	5.8
Federal Home Loan Mtg. Corp.	3.1
Electric-Integrated	1.9
Pipelines	1.7
Telephone-Integrated	1.5
Cable/Satellite TV	1.3
Oil Companies-Exploration & Production	1.2
Repurchase Agreements	1.2
Banks-Commercial	1.1
Banks-Super Regional	1.0
Tobacco	0.9
SupraNational Banks	0.9
Brewery	0.8
Sovereign	0.7
Auto-Cars/Light Trucks	0.7
Pharmacy Services	0.7
Medical-Drugs	0.7
Medical-HMO	0.7
Registered Investment Companies	0.6
Electronic Components-Semiconductors	0.6
Computer Services	0.6
Municipal Bonds & Notes	0.5
Cellular Telecom	0.5
Computers	0.4
Broadcast Services/Program	0.4
Real Estate Investment Trusts	0.4
Electric-Distribution	0.4
Insurance Brokers	0.4
E-Commerce/Products	0.4
Commercial Services-Finance	0.4
Transport-Rail	0.3
Paper & Related Products	0.3
Internet Content-Information/News	0.3
Oil Companies-Integrated	0.3
Aerospace/Defense	0.2
Diversified Minerals	0.2
Aerospace/Defense-Equipment	0.2
Food-Misc./Diversified	0.2
Chemicals-Diversified	0.2
Multimedia	0.2
Applications Software	0.2
Medical Products	0.2
Retail-Building Products	0.2
Containers-Paper/Plastic	0.2
Medical-Biomedical/Gene	0.2
Chemicals-Specialty	0.2
Retail-Restaurants	0.2
Coatings/Paint	0.2
Data Processing/Management	0.2
Semiconductor Components-Integrated Circuits	0.2
Food-Meat Products	0.2
Television	0.2
Banks-Special Purpose	0.2
Medical-Hospitals	0.2
Enterprise Software/Service	0.2%
Medical Labs & Testing Services	0.2
Insurance-Life/Health	0.1
Medical Instruments	0.1
Engineering/R&D Services	0.1
Metal-Iron	0.1
Machinery-Farming	0.1
Retail-Discount	0.1
Agricultural Chemicals	0.1
Finance-Credit Card	0.1
Insurance-Property/Casualty	0.1
Non-Hazardous Waste Disposal	0.1
Airport Development/Maintenance	0.1
Metal-Diversified	0.1
Trucking/Leasing	0.1
Beverages-Wine/Spirits	0.1
Federal Home Loan Bank	0.1
Finance-Consumer Loans	0.1
Tennessee Valley Authority	0.1
Medical-Generic Drugs	0.1
Insurance-Mutual	0.1
Commercial Services	0.1
Casino Hotels	0.1
Central Bank	0.1
Savings & Loans/Thrifts	0.1
Diversified Manufacturing Operations	0.1
Insurance-Reinsurance	0.1
Gas-Distribution	0.1
Electric-Transmission	0.1
Oil Refining & Marketing	0.1
Building-Heavy Construction	0.1
Building & Construction Products-Misc.	0.1
Water	0.1
Gambling (Non-Hotel)	0.1
Finance-Leasing Companies	0.1
Machinery-Construction & Mining	0.1
Beverages-Non-alcoholic	0.1
117.8%
Credit Quality†#
Aaa	62.6%
Aa	1.2
A	8.8
Baa	14.0
Ba	3.6
B	1.3
Caa	0.5
Ca	0.2
Not Rated##	7.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES — 13.6%
Diversified Financial Services — 13.6%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.52% (1 ML+0.50%) due 01/25/2036(1)	$107,386	$101,765
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.56% (1 ML+0.54%) due 11/25/2035(1)	110,132	109,942
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(1)	152,431	133,308
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 3.42% (12 MTA+0.94%) due 10/25/2046(1)	52,635	47,346
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	545,575
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	202,918
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(1)(2)	1,586,555	1,596,857
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	669,054	672,704
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	386,264	391,651
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.75% (3 ML+1.47%) due 04/24/2029*(3)	1,080,000	1,079,790
Apidos CLO FRS Series 2013-16A, Class A1R 3.28% (3 ML+0.98%) due 01/19/2025*(3)	75,309	75,297
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.38% (3 ML+1.10%) due 04/25/2026*(3)	653,776	653,815
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	99,653
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	129,000	131,195
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 3.43% (3 ML+1.15%) due 07/20/2025*(3)	151,724	151,751
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 2.08% (1 ML+0.06%) due 01/25/2037(1)	$11,436	$9,541
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.27% (1 ML+0.23%) due 02/20/2047(1)	267,866	263,681
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(2)(4)(5)	9,655,795	348,898
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2061(2)(4)(5)	4,605,000	319,684
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(2)(4)(5)	8,596,038	436,033
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(2)(4)(5)	2,923,388	212,802
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	506,745
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(4)	239,000	255,054
BANK VRS Series 2018-BN13, Class A5 4.22% due 08/15/2061(2)(4)	1,055,000	1,199,550
Barclays Commercial Mtg. Trust Series 2019-C4, Class A5 2.92% due 08/15/2052(4)	1,175,000	1,216,930
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)	1,279,594	1,303,593
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(2)	905,032	919,721
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(2)	719,256	731,454
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(2)	1,127,785	1,149,848
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(2)	1,045,458	1,075,748

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.19% (1 ML+0.17%) due 01/25/2037(1)	$16,418	$15,742
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.50% (1 ML+0.48%) due 02/25/2036(1)	50,723	50,742
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.52% (1 ML+0.50%) due 01/25/2036(1)	136,047	148,166
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 2.20% (1 ML+0.18%) due 10/25/2036(1)	78,383	75,050
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 2.22% (1 ML+0.20%) due 02/25/2037(1)	163,865	175,667
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 2.97% (1 ML+0.95%) due 08/25/2028*(1)	554,365	554,528
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 3.12% (1 ML + 1.10%) due 07/25/2029*(1)	405,000	405,173
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.22% (1 ML + 1.20%) due 10/25/2027*(1)	1,118,149	1,118,808
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.32% (1 ML+ 1.30%) due 03/25/2029*(1)	741,187	741,639
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(2)(4)(5)	2,637,458	92,877
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(2)(4)(5)	4,587,841	163,969
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(2)(4)(5)	9,251,699	468,052
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.21% due 08/15/2052(2)(4)(5)	2,039,556	156,608
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(4)	1,165,000	1,226,214
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	$432,000	$448,566
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(4)	300,000	328,570
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(2)(4)	1,000,000	1,128,124
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1R 3.44% (3 ML + 1.14%) due 01/15/2029*(3)	680,000	679,871
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(1)(6)	1,619,618	1,629,972
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.03% (1 ML+1.00%) due 04/15/2034*(4)	200,000	200,125
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 4.58% (1 ML + 2.55%) due 12/15/2037*(4)	675,000	680,472
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	100,062
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.04% (3 ML+0.78%) due 04/27/2027*(3)	1,317,621	1,316,742
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	160,882
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	96,533
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	255,783
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(2)(4)	1,300,000	1,400,659
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(1)(2)	229,805	239,476
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 4.26% due 12/25/2035(1)(2)	117,579	115,226
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	206,933	204,136

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.86% due 09/25/2047(1)(2)	$140,907	$133,897
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 3.08% (3 ML+0.80%) due 01/20/2028*(3)	1,601,000	1,595,624
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(2)	1,177,950	1,181,844
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(3)	975,000	1,022,501
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,736
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.11% due 07/10/2047(2)(4)(5)	3,558,053	145,953
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.24% due 04/10/2048(2)(4)(5)	3,505,568	150,434
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,107,899
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,340,457
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(1)(2)	455,729	455,058
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(1)(2)	1,155,209	1,170,380
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.43% (3 ML+1.15%) due 10/25/2028*(3)	720,000	719,817
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(1)(2)	1,000,000	999,993
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	746,026	758,867
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	794,778	799,940
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	905,217
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.34% (1 ML+0.32%) due 11/25/2035(1)	$41,125	$37,866
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 2.56% (1 ML+0.54%) due 01/25/2036(1)	109,247	107,143
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.82% (1 ML+0.80%) due 12/25/2035(1)	92,898	81,238
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	148,876	106,428
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 2.70% (1 ML+0.68%) due 03/25/2035(1)	47,805	44,552
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.78% due 11/20/2035(1)(2)	28,976	26,451
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 4.15% due 06/20/2035(1)(2)	73,811	75,524
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.92% due 06/15/2057(2)(4)(5)	9,534,683	332,757
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.94% due 01/15/2049(2)(4)(5)	2,760,620	222,046
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(4)	225,000	232,629
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	780,781
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,534,729
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	754,097
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(2)	596,137	598,783

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(2)(4)	$1,536,000	$1,667,700
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	358,947	392,796
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(2)	219,150	218,441
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(1)(2)	1,602,400	1,609,510
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	755,588	762,372
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 2.17% (1 ML+0.15%) due 12/25/2036(1)	171,569	153,653
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.17% (1 ML+0.15%) due 03/25/2037(1)	14,538	13,774
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	102,621
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	750,500	779,109
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	470,124
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 3.10% (3 ML+0.80%) due 07/15/2030*(3)	306,000	305,847
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 3.37% (12 MTA+0.92%) due 03/19/2046(1)	316,982	293,292
Eagle RE, Ltd. FRS Series 2018-1, Class M1 3.72% (1 ML+1.70%) due 11/25/2028*(1)	605,628	607,105
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.33% (1 ML+0.31%) due 09/25/2036	495,000	453,501
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	$100,000	$104,676
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	100,227
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	125,000	125,745
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.94% due 09/19/2035(1)(2)	26,100	26,027
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 4.18% due 04/19/2036(1)(2)	189,502	177,375
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 2.18% (1 ML+0.16%) due 02/25/2037(1)	31,981	31,957
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.85% (12 MTA+1.40%) due 10/25/2045(1)	155,625	134,350
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,315,960
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	178,430
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,260,359
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(4)	1,140,000	1,202,477
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,414,699
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	349,831	365,457
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 2.07% (1 ML+0.05%) due 12/25/2046	35,283	23,197
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 2.09% (1 ML+0.07%) due 12/25/2046	71,950	35,109
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 2.10% (1 ML+0.08%) due 02/25/2037	368,070	177,062

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2006-19, Class A1 2.11% (1 ML+0.09%) due 12/25/2036	$13,032	$5,798
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.12% (1 ML+0.10%) due 03/25/2037	408,282	190,773
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.26% (1 ML+0.24%) due 11/25/2036	90,573	48,909
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.32% (1 ML+0.30%) due 03/25/2036	17,820	12,511
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.34% (1 ML+0.32%) due 04/25/2047	145,788	94,826
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	99,812	46,473
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(2)	323,286	145,014
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.32% (1 ML+0.30%) due 01/25/2037(1)	466,114	203,070
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.30% due 10/25/2035(1)(2)	78,247	64,364
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.38% due 01/25/2036(1)(2)	7,684	7,820
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 4.38% due 01/25/2036(1)(2)	99,448	100,751
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.25% (1 ML+0.19%) due 01/19/2038(1)	10,325	9,975
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.30% (1 ML+0.24%) due 12/19/2036(1)	230,915	219,542
Home Re, Ltd. FRS Series 2018-1, Class M1 3.75% (1 ML + 1.60%) due 10/25/2028*(1)	615,395	615,739
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(1)(2)	592,196	591,436
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	$47,000	$47,829
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.29% (1 ML+0.27%) due 02/25/2036	200,000	198,439
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(4)	475,000	537,758
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.30% (1 ML+0.28%) due 07/25/2035(1)	5,050	4,575
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.94% due 04/25/2037(1)(2)	146,127	113,120
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 4.31% due 12/25/2036(1)(2)	192,958	184,036
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	949,005	972,528
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(1)(2)	771,188	775,104
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 4.19% due 05/25/2036(1)(2)	95,968	95,359
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	309,718
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,449,786
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	1,110,000	1,167,342
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(1)(6)	855,330	856,039
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(6)	1,617,755	1,630,288
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.21% (1 ML+0.19%) due 11/25/2046(1)	327,167	310,775

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 3.53% (1 ML+1.50%) due 04/01/2024*(1)	$172,250	$172,265
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 3.73% (1 ML+1.70%) due 03/01/2024*(1)	567,526	581,215
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.53% (1 ML + 1.50%) due 05/01/2024*(1)	1,135,033	1,139,153
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.54% (3 ML+1.26%) due 07/20/2026*(3)	763,487	764,292
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.73% due 11/21/2034(1)(2)	58,193	59,759
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	16,000	16,301
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.49% due 07/25/2035(1)(2)	166,425	130,168
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	402,313	406,737
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(2)	288,213	286,377
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	940,863	945,468
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.50% due 08/25/2058*(2)	1,039,784	1,068,239
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.17% (1 ML+0.15%) due 06/25/2036	5,536	4,743
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(2)(4)(5)	1,978,939	81,493
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	500,587
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	$791,000	$828,007
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,952,825
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	51,972
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(2)(4)(5)	1,744,921	133,614
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(4)	1,475,000	1,541,746
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	773,384
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.19% (1 ML+0.17%) due 11/25/2036	247,733	100,982
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.93% (1 ML+0.90%) due 12/15/2033*(4)	300,000	300,000
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 3.83% (1 ML+1.80%) due 12/15/2033*(4)	575,000	575,360
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.10% (3 ML+0.80%) due 01/15/2028*(3)	1,535,000	1,532,361
New Residential Advance Receivables Trust Series 2019-T3, Class AT3 2.51% due 10/20/2052*	1,135,000	1,137,405
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(1)(2)	520,000	520,118
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.77% (1 ML + 0.75%) due 01/25/2048*(1)	1,267,908	1,264,144

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.52% (1 ML+1.50%) due 06/25/2057*(1)	$1,130,989	$1,147,561
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(2)	939,436	969,946
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(2)	849,611	877,882
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(2)	1,601,709	1,663,550
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(2)	1,629,156	1,696,778
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(2)	1,333,321	1,381,498
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(2)	1,066,463	1,112,418
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(1)(2)	1,325,863	1,382,000
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(1)(2)	1,005,384	1,054,851
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.52% due 06/25/2036(1)(2)	135,210	119,204
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	832,317	836,374
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	521,732	525,388
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	38,822	38,820
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 11/25/2048*(1)(2)	1,296,809	1,311,213
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.15% (3 ML+0.85%) due 04/17/2027*(3)	$1,063,487	$1,063,328
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(4)	320,000	321,610
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,908,535
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.32% (3 ML+1.05%) due 04/30/2027*(3)	2,095,000	2,093,554
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 3.31% (3 ML+1.01%) due 07/17/2029*(3)	330,000	328,115
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 4.14% (1 ML+2.00%) due 03/27/2024*(1)	769,637	769,349
Preston Ridge Partners Mtg. Series 2019-3A, Class A1 3.35% due 07/25/2024*(6)	412,033	412,785
Pretium Mtg. Credit Partners I Series 2019-CFL1, Class A1 3.72% due 01/25/2059*(6)	674,344	672,912
Pretium Mtg. Credit Partners I LLC Series 2019-NPL3, Class A1 3.10% due 07/27/2059*(6)	1,190,000	1,190,801
RALI Series Trust FRS Series 2006-QA3, Class A2 2.32% (1 ML+0.30%) due 04/25/2036(1)	344,448	331,998
RALI Series Trust VRS Series 2007-QH9, Class A1 3.65% due 11/25/2037(1)(2)	58,967	55,059
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	71,326	70,153
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	339,067	158,244
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	155,965	89,898
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.90% due 04/25/2037(1)(2)	21,737	20,453
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 2.11% (1 ML+0.09%) due 07/25/2036	178,769	92,010

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.42% (3 ML+1.12%) due 07/17/2026*(3)	$504,674	$505,431
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(1)(2)	331,946	334,565
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	114,611	114,675
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	106,732	107,058
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.20% (1 ML+0.18%) due 07/25/2037	41,953	38,471
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.27% (1 ML+0.25%) due 11/25/2036	290,000	271,119
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,050,000	1,049,447
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.49% (1 ML+0.30%) due 09/25/2034(1)(2)	21,350	20,455
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.25% (1 ML+0.23%) due 02/25/2036(1)	109,690	100,419
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 3.58% (3 ML+1.28%) due 07/14/2026*(3)	940,194	936,611
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.44% (3 ML+1.16%) due 10/20/2026*(3)	623,040	623,445
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.62% (1 ML+0.60%) due 02/25/2057*	1,083,819	1,079,651
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(2)	209,577	209,468
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(2)	606,324	608,719
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(2)	$1,601,864	$1,616,481
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(2)	432,435	435,718
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)	1,249,904	1,259,580
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	102,212
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	154,217
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1 3.97% due 03/25/2049*(6)	520,779	523,689
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(1)(6)	1,172,722	1,172,988
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,222,770
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	210,713	210,830
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	673,745	674,774
VOLT LXX LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(6)	672,045	673,994
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(6)	285,002	286,375
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(6)	1,225,000	1,225,797
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.66% (COFI 11+1.50%) due 11/25/2046(1)	66,533	66,809
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 3.30% (12 MTA+0.82%) due 12/25/2046(1)	411,230	382,285
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 3.33% (12 MTA+0.88%) due 10/25/2046(1)	160,310	151,930

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.73% due 06/25/2037(1)(2)	$137,936	$131,124
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-5, Class 1A1 2.62% (1 ML+0.60%) due 07/25/2036(1)	74,897	50,068
Washington Mutual Mtg. Pass- Through Certs. Trust FRS Series 2006-AR9, Class 1A 3.28% (12 MTA+0.83%) due 11/25/2046(1)	126,758	118,705
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.27% due 05/15/2048(2)(4)(5)	3,615,554	146,646
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.28% due 09/15/2057(2)(4)(5)	9,395,363	358,206
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(2)(4)	75,000	76,864
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.50% due 10/25/2036(1)(2)	78,741	78,807
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 4.90% due 10/25/2035(1)(2)	499,922	513,343
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	442,125	454,730
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,224,755
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(2)(4)(5)	451,634	3,647
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	412,925	428,806
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	99,920
Total Asset Backed Securities (cost $131,719,612)		133,768,179
Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 26.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$83,000	$89,015
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	3,000	3,571
		92,586
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	267,000	280,735
Boeing Co. Senior Notes 3.25% due 02/01/2035	1,020,000	1,056,940
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	189,000	189,984
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	703,000	826,816
		2,354,475
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	61,695
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	176,060
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	860,010
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	495,000	588,555
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	243,460
		1,929,780
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	72,000	79,817
Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(8)	6,488	6,526
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	56,396	58,128
		64,654

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	$79,000	$84,036
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,189,340
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	365,000	460,948
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	84,000	87,782
		1,822,106
Auction Houses/Art Dealers — 0.0%
BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*	85,000	86,600
Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	181,000	183,836
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	150,000	149,118
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	287,641
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	120,000	120,319
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	415,000	383,413
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	314,000	308,242
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	245,000	232,278
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	650,000	649,397
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	280,000	281,509
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	513,591
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	1,008,342
General Motors Co. Senior Notes 5.20% due 04/01/2045	550,000	543,150
Security Description	Principal Amount(7)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 5.95% due 04/01/2049	$265,000	$283,922
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	262,928
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	589,117
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	190,000	194,383
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	245,000	249,435
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	228,000	229,184
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	197,000	208,369
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	200,000	200,496
		6,878,670
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	77,662
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022	99,000	99,133
		176,795
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 5.25% due 05/15/2049	145,000	149,149
Banks-Commercial — 0.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	533,000	581,881
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	93,000	99,441
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	288,000	411,079
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	660,000	678,533
SunTrust Bank Senior Notes 3.20% due 04/01/2024	392,000	407,515

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
SunTrust Bank Senior Notes 3.50% due 08/02/2022	$137,000	$140,030
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	262,000	279,799
		2,598,278
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.95% due 08/23/2022	138,000	138,075
Banks-Super Regional — 1.0%
Bank of America NA Senior Notes 3.34% due 01/25/2023	250,000	256,654
KeyCorp Senior Notes 2.55% due 10/01/2029	910,000	890,114
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	744,249
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,410,488
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	914,000	937,177
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	960,234
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,000,000	1,018,345
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	435,000	459,740
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	985,000	1,043,484
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	720,000	761,861
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	233,000	269,225
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	344,999
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	290,000	375,331
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	357,000	356,178
		9,828,079
Security Description	Principal Amount(7)	Value (Note 2)
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	$150,000	$160,671
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	113,775
		274,446
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	224,000	243,792
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	146,000	152,117
		395,909
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	429,740
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	104,000	105,973
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	335,000	353,689
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	44,225
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	80,000	100,162
		1,033,789
Brewery — 0.8%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	52,000	62,048
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,185,000	1,366,710
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	90,000	104,603
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	1,304,838
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,730,000	3,451,156

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	$363,000	$475,064
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	670,000	677,019
		7,441,438
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	670,593
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	534,712
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	475,000	510,626
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	260,000	287,313
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	600,000	734,138
Fox Corp. Senior Notes 5.48% due 01/25/2039*	105,000	128,696
Fox Corp. Senior Notes 5.58% due 01/25/2049*	129,000	163,242
		3,029,320
Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 3.25% due 09/15/2029	97,000	96,338
Owens Corning Senior Notes 4.30% due 07/15/2047	268,000	243,382
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	98,555
		438,275
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	78,000	85,412
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	143,000	146,741
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	73,000	70,810
Security Description	Principal Amount(7)	Value (Note 2)
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	$117,000	$120,803
Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	103,000	107,377
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,215
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	88,188
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	29,327
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.90% (3 ML+1.65%) due 02/01/2024	81,000	83,014
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	125,000	139,846
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	23,000	25,692
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	294,183
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	78,000	94,445
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,610,000	1,959,091
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	242,000	253,394

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$895,000	$915,654
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	64,047
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	395,000	429,942
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	54,000	59,304
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	294,441
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	785,000	892,932
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	541,000	646,279
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	290,000	368,577
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	80,721
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	257,751
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,192,000	1,220,730
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	521,865
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	64,500
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	270,000	285,495
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	303,090
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	305,055
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	139,798
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,320,561
		11,282,514
Security Description	Principal Amount(7)	Value (Note 2)
Casino Hotels — 0.1%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	$455,000	$462,219
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	110,000	120,450
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	435,000	477,830
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	210,000	223,232
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,195,000	1,296,575
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	35,000	36,259
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	41,000	42,530
		2,076,426
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	127,000	154,055
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	1,560,000	1,671,720
FMC Corp. Senior Notes 3.45% due 10/01/2029	107,000	108,708
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	103,000	102,040
		2,036,523
Chemicals-Plastics — 0.0%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	66,000	66,495
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	197,000	198,698
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	103,000	108,290

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	$96,000	$136,689
		443,677
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	80,990
Coatings/Paint — 0.2%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	986,000	987,864
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	530,000	554,286
		1,542,150
Commercial Services — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	53,000	55,189
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	95,000	95,266
		150,455
Commercial Services-Finance — 0.3%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	309,298
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,315,000	2,436,074
PayPal Holdings, Inc. Senior Notes 2.85% due 10/01/2029	70,000	70,436
		2,815,808
Computer Services — 0.5%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	580,000	596,640
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	135,000	136,507
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	615,000	637,636
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	1,475,000	1,555,419
Security Description	Principal Amount(7)	Value (Note 2)
Computer Services (continued)
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	$1,475,000	$1,583,006
		4,509,208
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	105,000	96,590
Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	125,000	123,570
Apple, Inc. Senior Notes 2.20% due 09/11/2029	2,600,000	2,554,631
Apple, Inc. Senior Notes 2.85% due 05/06/2021	153,000	155,393
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	169,589
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	576,797
Dell International LLC/ EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	132,000	168,374
Dell International LLC/ EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	219,293
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	79,000	93,727
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	115,000	134,136
		4,195,510
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	106,000	99,640
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	19,000	19,665
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	57,000	60,081
		179,386
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	76,500

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	$25,000	$26,250
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	53,460
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	107,625
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	75,000	76,687
		264,022
Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	73,000	78,110
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	1,045,000	1,147,201
		1,225,311
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	75,000	72,750
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	78,567
		151,317
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	290,000	323,475
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	158,000	176,300
		499,775
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	175,000	180,088
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	25,000	24,902
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	127,031
		151,933
Security Description	Principal Amount(7)	Value (Note 2)
Distribution/Wholesale — 0.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	$59,000	$65,195
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	111,000	114,263
		179,458
Diversified Banking Institutions — 4.6%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,097,410
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,557,433
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	1,065,000	1,098,357
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,298,703
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	950,000	992,181
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	192,000	204,207
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	194,000	204,365
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	1,000,000	1,122,821
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	865,000	945,284
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	762,847
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	114,000	123,065
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	521,992
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	908,965
Citigroup, Inc. FRS Senior Notes 3.22% (3 ML+1.10%) due 05/17/2024	1,940,000	1,956,904
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	100,000	103,611
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	554,269

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	$385,000	$407,580
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,295,547
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	2,058,000	2,237,795
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,382,836
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	829,473
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	206,000	224,761
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	93,000	112,037
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	379,783
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	94,000	115,925
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	88,000	109,995
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,405,000	1,406,475
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	755,000	763,616
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,631,625
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,198,000	1,256,599
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	399,609
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	215,000	231,505
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	840,000	916,936
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	182,000	194,759
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	230,000	275,966
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	$610,000	$842,247
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	654,000	882,824
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	222,000	220,441
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	437,000	447,649
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,144,043
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,300,158
JPMorgan Chase & Co. FRS Senior Notes 3.51% (3 ML+1.23%) due 10/24/2023	460,000	467,293
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,071,490
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,044,126
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	129,000	142,526
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	375,000	409,588
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	468,116
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	990,704
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	276,844
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,489,225
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,270,000	1,338,802
Morgan Stanley Senior Notes 3.63% due 01/20/2027	450,000	476,480
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	540,024
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	869,439

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	$550,000	$581,757
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,057,204
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	184,097
Morgan Stanley Senior Notes 5.50% due 07/24/2020	246,000	252,628
		45,122,941
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	158,000	159,679
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	127,000	134,465
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	488,959
		623,424
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,030,000	1,185,043
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	84,000	105,097
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	185,000	244,893
		1,535,033
E-Commerce/Services — 0.0%
Expedia Group, Inc. Company Guar. Notes 3.25% due 02/15/2030*	98,000	97,720
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	79,000	80,604
		178,324
Electric-Distribution — 0.4%
CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	106,000	105,608
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	502,299
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	274,632
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Distribution (continued)
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	$210,000	$242,086
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	440,000	453,490
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	77,250
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	689,000	833,671
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	750,039
Sempra Energy Senior Notes 3.40% due 02/01/2028	211,000	217,954
		3,457,029
Electric-Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	31,000	36,146
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	142,000	164,350
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	133,858
		334,354
Electric-Integrated — 1.9%
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	410,000	544,844
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	65,000	74,795
Ameren Corp. Senior Notes 2.50% due 09/15/2024	105,000	105,521
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	345,000	363,355
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	197,000	272,860
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	83,000	83,807
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 4.25% due 02/01/2049	205,000	246,112

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	$555,000	$555,537
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	40,063
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	168,000	170,876
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	265,000	320,925
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	48,000	47,412
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	265,000	303,669
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	750,000
DTE Energy Co. Senior Notes 3.40% due 06/15/2029	101,000	105,258
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	89,517
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	55,097
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	68,317
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	470,000	498,436
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	810,680
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	500,000	498,611
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	243,987
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	143,000	145,710
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,030,020
Edison International Senior Notes 4.13% due 03/15/2028	150,000	153,813
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Integrated (continued)
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	$74,000	$76,948
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	312,000	367,316
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	94,125
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	335,000	334,741
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	480,000	477,573
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	240,538
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	567,363
Exelon Corp. Senior Notes 3.95% due 06/15/2025	340,000	364,049
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	336,000	475,408
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	340,000	396,865
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	869,000	867,983
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	405,815
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	104,000	104,505
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	766,265
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	261,585
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	162,000	175,397
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	630,000	650,680
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	255,000	246,529
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	170,000	198,483

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	$113,000	$110,546
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	170,000	187,805
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	117,000	136,658
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	330,000	368,051
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	441,183
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	505,000	516,892
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	535,000	539,669
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	330,000	353,900
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	668,498
Southern Co. Senior Notes 3.25% due 07/01/2026	595,000	613,605
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,713
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	80,565
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	33,538
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	210,000	238,834
		18,957,847
Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	73,000	71,811
Oncor Electric Delivery Co. LLC 1st Mtg. Bonds 3.10% due 09/15/2049*	295,000	295,606
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	202,485
		569,902
Security Description	Principal Amount(7)	Value (Note 2)
Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	$73,000	$79,570
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	913,549
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,785,000	1,792,533
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	465,000	491,585
Intel Corp. Senior Notes 3.73% due 12/08/2047	260,000	289,948
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	186,504
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	865,000	908,403
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	1,230,000	1,324,941
Texas Instruments, Inc. Senior Notes 2.25% due 09/04/2029	70,000	68,914
		6,055,947
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	18,000	19,320
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	269,000	291,860
		311,180
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	96,000	100,066
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	138,000	142,962
		243,028
Energy-Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	210,000	210,282
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	112,612
		322,894

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	$1,235,000	$1,241,177
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	119,000	123,463
Oracle Corp. Senior Notes 2.95% due 11/15/2024	130,000	134,752
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	503,597
		761,812
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	70,000	74,900
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	109,103
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	62,000	56,343
SLM Corp. Senior Notes 5.63% due 08/01/2033	96,000	81,060
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	137,734
Synchrony Financial Senior Notes 2.85% due 07/25/2022	60,000	60,505
Synchrony Financial Senior Notes 4.25% due 08/15/2024	343,000	361,550
Synchrony Financial Senior Notes 4.50% due 07/23/2025	93,000	99,248
		905,543
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/22/2024	120,000	125,500
American Express Co. Senior Notes 4.20% due 11/06/2025	96,000	105,498
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	797,660
		1,028,658
Security Description	Principal Amount(7)	Value (Note 2)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	$131,000	$13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	86,320
		86,343
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	128,906
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	1,200,000	1,258,500
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	73,000	72,301
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	57,000	62,729
		1,393,530
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	488,357
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	125,000	137,465
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	186,000	220,660
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	158,000	198,699
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	74,000	84,222
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	147,000	172,028
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	73,000	73,379
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	134,000	137,950
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	100,000	105,240
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	197,461

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	$115,000	$120,462
		1,935,923
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/ Albertson's LLC Company Guar. Notes 5.75% due 03/15/2025	87,000	89,466
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/ Albertson's LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	47,630
Kroger Co. Senior Notes 4.65% due 01/15/2048	104,000	111,298
		248,394
Gambling (Non-Hotel) — 0.0%
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	48,000	50,400
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,320	80
		50,480
Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	162,000	162,877
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	97,000	125,000
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	147,000	150,381
		438,258
Gold Mining — 0.0%
Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029	121,000	119,582
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	73,000	76,194
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	49,000	52,062
Security Description	Principal Amount(7)	Value (Note 2)
Hotels/Motels (continued)
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	$39,000	$41,145
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	45,000	48,600
		141,807
Independent Power Producers — 0.0%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025*	73,000	76,832
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	23,000	23,518
		100,350
Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	89,000	90,420
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	306,577
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	615,000	654,922
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	314,000
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	390,000	441,089
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	524,960
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	245,000	241,138
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	633,885
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	103,000	100,736
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	102,000	119,154
		3,426,881
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	151,000	134,709
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051	211,000	218,454
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	322,228

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.50% due 12/15/2049	$242,000	$233,441
		908,832
Insurance-Multi-line — 0.0%
Assurant, Inc. Senior Notes 3.70% due 02/22/2030	82,000	82,097
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	20,000	24,581
		106,678
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	114,000	194,019
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	204,647
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	324,000	323,985
		722,651
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	166,000	170,157
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	91,375
		261,532
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.20% due 08/15/2048	515,000	603,705
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	140,400
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	133,000	134,736
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	100,000	109,814
		244,550
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	65,000	65,650
Security Description	Principal Amount(7)	Value (Note 2)
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	$146,000	$148,707
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	123,000	125,157
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	83,000	84,717
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	174,000	182,507
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	64,000	65,680
		458,061
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	214,000	223,149
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	261,000	275,408
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	128,000	128,744
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	98,000	100,623
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	271,000	277,731
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	177,000	186,482
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	89,000	94,821
		1,063,809
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	69,000	69,167
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	150,000	164,732
		233,899
Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	566,296

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	$725,000	$794,641
		1,360,937
Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,425
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	207,000	214,411
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	76,000	84,623
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	202,988
		541,447
Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	50,000	51,250
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	700,000	709,184
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	72,000	84,300
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,629
Celgene Corp. Senior Notes 3.63% due 05/15/2024	194,000	204,862
Celgene Corp. Senior Notes 4.63% due 05/15/2044	119,000	141,321
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	545,166
		1,709,462
Medical-Drugs — 0.4%
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,060,000	1,132,457
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	510,000	544,742
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	101,000	114,456
Security Description	Principal Amount(7)	Value (Note 2)
Medical-Drugs (continued)
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	$131,000	$136,775
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,583,148
		3,511,578
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	395,000	409,822
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	137,000	145,409
		555,231
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	379,527
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	535,000	560,711
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	442,768
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	555,000	646,418
Centene Corp. Senior Notes 4.75% due 01/15/2025	25,000	25,662
Humana, Inc. Senior Notes 3.95% due 08/15/2049	91,000	91,210
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	75,000	69,094
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	596,000	602,159
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	610,000	614,877
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	550,000	561,346
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	461,000	479,896
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	65,000	69,981
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	150,000	158,814

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	$505,000	$542,989
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	494,000	600,390
		5,845,842
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	285,000	288,153
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	650,000	681,645
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	112,000	124,714
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	81,000	88,358
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	218,500
		1,401,370
Medical-Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	77,088
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	193,000	189,274
		266,362
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	99,742
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	47,850
		147,592
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	200,000	209,791
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	780,000	842,853
		1,052,644
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	77,000	75,653
Security Description	Principal Amount(7)	Value (Note 2)
Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	$128,000	$128,320
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	1,140,000	1,208,880
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	642,000	662,139
		1,999,339
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	615,000	648,499
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	210,586
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	207,000	241,225
		1,100,310
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	80,000	91,123
Oil Companies-Exploration & Production — 0.9%
Apache Corp. Senior Notes 4.75% due 04/15/2043	233,000	223,237
Brazos Valley Longhorn LLC/ Brazos Valley Longhorn Finance Corp. Company Guar. Notes 6.88% due 02/01/2025	95,000	81,700
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	85,000	82,947
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	75,000	74,813
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	136,000	53,040
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	270,000	274,905
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	903,000	950,321
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	70,000	80,209
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	735,000	759,094

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	$102,000	$117,945
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	100,000	61,250
Hess Corp. Senior Notes 5.60% due 02/15/2041	80,000	89,257
Hess Corp. Senior Notes 7.13% due 03/15/2033	604,000	753,788
Hess Corp. Senior Notes 7.30% due 08/15/2031	900,000	1,132,491
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	290,571
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	111,265
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	169,000	138,158
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	579,000	601,998
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	83,000	105,175
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	106,000	132,632
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	188,000	184,985
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	155,000	169,178
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	835,000	910,863
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	450,000	456,390
Occidental Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	117,287
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	248,000	306,799
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	375,000	439,883
Security Description	Principal Amount(7)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	$38,000	$33,155
		8,733,336
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	488,000	506,336
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	147,000	85,260
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	220,000	229,235
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	265,000	281,828
		511,063
Oil-Field Services — 0.0%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	85,000	37,825
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	48,000	38,880
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	93,000	32,550
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	137,000	146,250
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	100,000	56,500
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	45,000	46,687
		358,692
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	255,000	285,769
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	351,000	368,684
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	115,855
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	155,766
		926,074

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	$128,000	$131,430
Pharmacy Services — 0.7%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,865,000	3,130,517
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	148,000	165,871
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	576,000	630,826
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,110,000	1,259,771
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,292,145
		6,479,130
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	100,000	83,375
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	130,000	144,642
Cheniere Energy Partners LP Senior Notes 4.50% due 10/01/2029*	19,000	19,451
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	64,325
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	98,000	94,607
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	129,000	133,977
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	390,000	409,862
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	639,000	681,136
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	191,000	197,294
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	985,000	1,111,793
Security Description	Principal Amount(7)	Value (Note 2)
Pipelines (continued)
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	$225,000	$273,247
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	110,000	105,050
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	54,000	51,300
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	46,000	36,800
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	595,000	609,279
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	287,000	266,931
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	610,000	610,072
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	70,855
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	50,000	50,187
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	80,000	83,500
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	142,477
MPLX LP Senior Notes 4.25% due 12/01/2027*	560,000	592,474
MPLX LP Senior Notes 4.70% due 04/15/2048	325,000	339,208
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	344,301
MPLX LP Senior Notes 5.20% due 12/01/2047*	155,000	169,011
MPLX LP Senior Notes 5.50% due 02/15/2049	95,000	110,173
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	455,000	452,001
Phillips 66 Partners LP Senior Notes 2.45% due 12/15/2024	620,000	617,476

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	$305,000	$300,567
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	320,000	338,595
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	235,000	263,867
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	55,000	55,826
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	75,000	76,687
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	55,000	50,187
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	490,000	507,235
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	510,000	514,532
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	285,957
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,065,000	1,164,604
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	1,125,000	1,086,304
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	660,000	649,573
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	156,000	138,843
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	545,000	600,015
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	125,000	144,250
		14,041,846
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	85,920
Security Description	Principal Amount(7)	Value (Note 2)
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	$155,000	$160,709
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	54,000	56,692
		217,401
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	126,000	134,672
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	96,000	101,324
Camden Property Trust Senior Notes 3.35% due 11/01/2049	35,000	35,256
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	203,000	211,412
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	135,000	166,768
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	90,860
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	45,000	45,169
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	77,000	79,618
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	635,000	699,903
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	131,983
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	81,998
HCP, Inc. Senior Notes 3.50% due 07/15/2029	71,000	73,770
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	140,000	139,561
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	92,041

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
iStar, Inc. Senior Notes 5.25% due 09/15/2022	$106,000	$108,253
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	49,421
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	75,000	84,210
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	105,000	109,987
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	104,000	111,170
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	144,000	141,840
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	96,000	101,300
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	550,706
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	98,000	95,879
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	183,000	190,146
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	103,430
		3,730,677
Real Estate Management/Services — 0.0%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	86,787
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	138,502
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	88,000	74,909
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	80,000	83,000
Security Description	Principal Amount(7)	Value (Note 2)
Rental Auto/Equipment (continued)
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	$57,000	$59,280
		217,189
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	101,000	102,010
Retail-Automobile — 0.0%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	75,000	78,188
Retail-Building Products — 0.2%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	1,495,000	1,569,707
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	216,501
		1,786,208
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	197,000	208,707
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	355,000	393,446
Walmart, Inc. Senior Notes 3.95% due 06/28/2038	490,000	574,011
		1,176,164
Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	78,000	82,373
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	363,000	383,117
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	55,000	56,238
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	174,000	178,954
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	83,000	87,150
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	247,000	260,851

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	$710,000	$740,998
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	142,000	143,535
McDonald's Corp. Senior Notes 4.45% due 03/01/2047	88,000	101,044
McDonald's Corp. Senior Notes 4.45% due 09/01/2048	138,000	159,523
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	95,000	114,870
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	58,000	59,894
		1,667,865
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	96,000	104,204
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	294,000	323,946
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	297,000	310,963
		634,909
Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	101,628
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	78,098
		179,726
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	67,000	74,897
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc. Senior Sec. Notes 5.00% due 09/30/2027*	11,000	11,151
Security Description	Principal Amount(7)	Value (Note 2)
Steel-Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	$57,000	$58,425
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	545,000	551,443
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	590,000	624,417
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,773,000	1,950,793
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	140,000	154,628
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	405,000	444,362
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	1,079,909
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	132,000	147,235
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	391,000	443,459
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	252,094
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	190,000	212,487
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	152,000	66,880
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022	120,000	53,400
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	71,000	71,643
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	115,000	126,197
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	180,000	202,400
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	70,000	80,076
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	2,125,000	2,467,424
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,336,387

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	$1,298,000	$1,607,005
		11,872,239
Television — 0.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	51,075
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	117,555
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	293,000	305,392
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	515,000	558,819
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	56,000	58,030
		1,090,871
Tobacco — 0.9%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	990,000	955,107
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	895,000	820,222
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	507,941
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	625,000	694,770
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	965,000	1,117,611
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	2,545,000	2,522,980
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	380,000	384,161
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	720,000	704,399
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	515,000	499,005
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	507,647
		8,713,843
Security Description	Principal Amount(7)	Value (Note 2)
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	$120,000	$127,017
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	228,000	243,867
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	135,000	144,275
Transport-Rail — 0.3%
CSX Corp. Senior Notes 2.40% due 02/15/2030	815,000	798,288
CSX Corp. Senior Notes 3.25% due 06/01/2027	945,000	992,194
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	76,000	90,767
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	170,000	190,093
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	1,150,908
		3,222,250
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	99,000	104,978
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	115,000	114,558
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	142,000	145,130
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	535,000	555,988
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	214,000	226,041
		1,041,717
Water — 0.1%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	455,000	522,104
Total U.S. Corporate Bonds & Notes (cost $241,577,008)		256,852,128

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 6.1%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	$150,000	$150,375
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	205,000	225,809
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	219,620
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	445,000	471,279
		1,067,083
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	950,000	1,053,312
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	84,075
Banks-Commercial — 0.4%
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	316,000	316,378
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	207,349
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	457,337
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	665,000	730,457
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	203,000	205,621
Intesa Sanpaolo SpA Senior Notes 4.70% due 09/23/2049*	200,000	202,471
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	281,542
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	765,000	775,361
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	212,979
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	104,000	108,574
Security Description	Principal Amount(7)		Value (Note 2)
Banks-Commercial (continued)
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039		$87,000	$96,073
			3,594,142
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	1,690,000	1,175,760
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		298,000	297,385
			1,473,145
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*		720,000	765,554
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		250,000	249,141
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		200,000	212,498
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		270,000	302,866
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		200,000	205,500
			720,864
Cellular Telecom — 0.2%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		200,000	214,442
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*		535,000	571,781
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050		415,000	422,715
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		133,000	148,088
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		133,000	154,165
			1,511,191
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024		755,000	760,857
Methanex Corp. Senior Notes 5.65% due 12/01/2044		253,000	244,437
			1,005,294

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	$85,000	$88,103
Containers-Metal/Glass — 0.0%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	200,000	216,250
Containers-Paper/Plastic — 0.0%
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000	83,400
Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	805,000	833,091
Diversified Banking Institutions — 0.9%
Banco Santander SA Senior Notes 3.31% due 06/27/2029	200,000	206,626
Barclays PLC Senior Notes 3.93% due 05/07/2025	470,000	485,780
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	248,000	268,077
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000	152,687
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,654,041
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	863,000	876,580
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000	487,332
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,935,000	2,092,233
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	481,000	500,746
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030	202,000	206,368
Mizuho Financial Group, Inc. Senior Notes 3.92% due 09/11/2024	283,000	297,837
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	205,323
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	202,000	211,294
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	$200,000	$210,327
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	349,610
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	654,330
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	259,000	292,299
		9,151,490
Diversified Financial Services — 0.1%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	50,000	52,219
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	400,000	408,074
		460,293
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.50% due 03/15/2028*	415,000	440,574
Anglo American Capital PLC Company Guar. Notes 4.75% due 04/10/2027*	455,000	490,667
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,270,718
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	100,000	97,650
		2,299,609
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,030,000	1,072,031
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	1,068,692
		2,140,723
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	338,880
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	169,000	180,542

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	$355,000	$367,176
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	75,000	79,575
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	12,000	12,850
		459,601
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,836
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	98,885
		119,721
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	157,000	161,419
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	90,000	93,707
		255,126
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	273,000	288,221
Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	240,000	243,744
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	724,920
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,275,000	1,364,259
		2,332,923
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	112,000	118,676
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	1,825,000	1,903,636
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	444,509
Security Description	Principal Amount(7)	Value (Note 2)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	$190,000	$196,888
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	189,000	192,746
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,165,374
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	298,000	307,475
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	524,925
		2,831,917
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	40,000	42,620
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	190,750
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	77,197
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	310,000	357,275
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000	706,937
		1,141,409
Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.70% due 01/30/2050*	309,000	307,248
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	27,000	19,440
Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	470,000	494,770
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	144,000	151,772
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	650,000	665,890

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Medco Oak Tree Pte, Ltd. Senior Sec. Notes 7.38% due 05/14/2026*		$440,000	$443,520
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		123,000	125,460
Saudi Arabian Oil Co. Senior Notes 2.88% due 04/16/2024*		400,000	404,470
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*		540,000	548,910
			2,834,792
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		413,000	438,258
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		177,000	184,024
Petro-Canada Senior Notes 5.95% due 05/15/2035		77,000	98,574
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*		225,000	233,077
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*		219,000	228,307
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		154,000	162,332
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	159,058
			1,503,630
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028		50,000	54,276
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		60,000	60,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		31,000	31,388
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030		1,335,000	1,338,604
Suzano Austria GmbH Company Guar. Notes 6.00% due 01/15/2029		575,000	625,025
			2,055,767
Security Description	Principal Amount(7)		Value (Note 2)
Petrochemicals — 0.0%
Alpek SAB de CV Senior Notes 4.25% due 09/18/2029*		$345,000	$347,933
Pipelines — 0.2%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		490,000	491,511
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		840,000	954,360
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		345,000	393,583
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040		125,000	161,333
			2,000,787
Real Estate Investment Trusts — 0.0%
HCP, Inc. Senior Notes 3.25% due 07/15/2026		260,000	267,471
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	195,250
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		119,000	111,015
Telesat Canada/Telesat LLC Senior Notes 6.50% due 10/15/2027*		36,000	36,585
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		75,000	80,363
			227,963
Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		105,000	107,846
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,345,000	1,457,843
SupraNational Banks — 0.9%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	3,545,000	2,342,581
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	3,285,000	2,471,616
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	3,215,000	2,347,734

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		$184,000	$199,478
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	1,655,000	1,226,850
			8,588,259
Telephone-Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		90,000	108,900
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		700,000	767,846
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048		225,000	251,163
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		205,000	238,458
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049		1,065,000	1,296,543
			2,662,910
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		99,000	147,990
Total Foreign Corporate Bonds & Notes (cost $58,620,915)			59,780,187
U.S. GOVERNMENT AGENCIES — 28.3%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022		1,000,000	1,007,917
Federal Home Loan Mtg. Corp. — 3.1%
1.25% due 10/02/2019		1,272,000	1,271,961
2.38% due 01/13/2022		1,097,000	1,113,892
2.50% due 01/01/2028		112,801	114,327
2.50% due 04/01/2028		361,150	366,038
2.50% due 03/01/2031		213,820	215,996
2.50% due 10/01/2032		305,505	308,619
2.50% due 11/01/2032		1,009,334	1,024,921
3.00% due 08/01/2027		247,938	254,751
3.00% due 10/01/2042		230,470	238,622
3.00% due 11/01/2042		263,922	272,108
3.00% due 02/01/2043		515,459	527,014
3.00% due 04/01/2043		282,148	291,055
3.00% due 08/01/2043		1,094,391	1,128,199
3.00% due 07/01/2045		965,058	988,993
3.00% due 10/01/2045		504,395	516,887
3.00% due 08/01/2046		600,644	615,549
3.00% due October 30 TBA		6,000,000	6,093,281
3.50% due 01/01/2032		687,644	713,967
3.50% due 11/01/2041		250,428	263,155
Security Description	Principal Amount(7)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 03/01/2042	$115,928	$121,842
3.50% due 08/01/2042	217,970	229,078
3.50% due 09/01/2043	70,263	73,280
3.50% due 03/01/2045	717,186	747,788
3.50% due 07/01/2045	1,580,790	1,648,459
3.50% due 08/01/2045	362,070	379,119
3.50% due 10/01/2045	659,711	687,519
3.50% due 11/01/2045	834,040	869,722
3.50% due 01/01/2046	30,182	31,473
3.50% due 11/01/2047	869,726	897,921
4.00% due 09/01/2040	183,986	196,600
4.00% due 07/01/2044	318,074	336,345
4.00% due 10/01/2045	302,472	319,240
4.02% (6 ML+1.49%) due 02/01/2037 FRS	18,066	18,672
4.50% due 04/01/2044	63,711	68,545
4.50% due 05/01/2048	726,160	767,091
4.78% (12 ML+1.88%) due 11/01/2037 FRS	160,579	169,924
5.00% due 11/01/2043	335,741	370,895
5.00% due October 30 TBA	2,000,000	2,143,203
5.50% due 01/01/2036	118,342	133,729
6.00% due 03/01/2040	9,742	11,219
6.25% due 07/15/2032	206,000	304,090
6.75% due 03/15/2031	100,000	148,891
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K013, Class X1VRS 0.66% due 01/25/2021(2)(4)(5)	1,968,795	11,541
Series K064, Class X1 VRS 0.74% due 03/25/2027(2)(4)(5)	5,142,543	205,316
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,200,932
Federal Home Loan Mtg. Corp., REMIC Series 3883, Class PB 3.00% due 05/15/2041(1)	265,180	274,300
Series 4740, Class BA 3.00% due 09/15/2045(1)	428,269	440,399
Series 3820, Class DA 4.00% due 11/15/2035(1)	24,828	24,862
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(1)	248,540	265,479
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 3.22% (1 ML+1.20%) due 08/25/2029(1)	168,493	168,744
Series 2018-HRP1, Class M2 3.67% (1 ML+1.65%) due 04/25/2043*(1)	140,953	141,346

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2015-DNA1, Class M2 3.87% (1 ML+1.85%) due 10/25/2027(1)	$63,680	$64,095
Series 2014-DN1, Class M2 4.22% (1 ML+2.20%) due 02/25/2024(1)	144,651	146,342
Series 2014-HQ2, Class M2 4.22% (1 ML+2.20%) due 09/25/2024(1)	247,973	251,227
Series 2015-HQA2, Class M2 4.82% (1 ML+2.80%) due 05/25/2028(1)	85,908	86,467
		30,275,030
Federal National Mtg. Assoc. — 6.5%
zero coupon due 10/09/2019	7,452,000	7,448,111
1.88% due 09/24/2026	837,000	847,390
2.50% due 04/01/2028	239,847	242,967
2.50% due 08/01/2031	789,522	797,148
2.50% due 01/01/2032	913,691	922,526
2.63% due 09/06/2024	2,025,000	2,121,603
3.00% due 10/01/2027	283,612	291,088
3.00% due 10/01/2030	335,928	344,778
3.00% due 03/01/2042	480,504	495,150
3.00% due 12/01/2042	138,543	142,766
3.00% due 05/01/2043	327,310	337,281
3.00% due 02/01/2045	279,956	286,717
3.00% due 08/01/2046	427,374	438,550
3.00% due 09/01/2046	303,041	310,400
3.00% due 12/01/2046	475,322	486,857
3.00% due 01/01/2047	203,183	208,119
3.00% due 04/01/2047	1,407,515	1,441,405
3.00% due 09/01/2048	743,084	761,050
3.50% due 08/01/2026	109,381	113,083
3.50% due 09/01/2026	142,039	147,700
3.50% due 08/01/2027	23,659	24,466
3.50% due 10/01/2028	51,117	53,403
3.50% due 03/01/2042	280,218	294,346
3.50% due 08/01/2042	668,236	697,059
3.50% due 07/01/2045	218,768	227,881
3.50% due 08/01/2045	531,702	554,140
3.50% due 09/01/2045	497,889	518,675
3.50% due 10/01/2045	433,011	455,372
3.50% due 11/01/2045	472,577	492,982
3.50% due 12/01/2045	704,828	734,030
3.50% due 02/01/2046	299,966	312,394
3.50% due 03/01/2046	463,688	482,145
3.50% due 07/01/2046	737,315	771,549
3.50% due 12/01/2047	3,182,854	3,311,355
3.50% due 04/01/2048	2,530,398	2,626,119
3.85% (6 ML+1.54%) due 09/01/2035 FRS	152,708	157,999
4.00% due 03/01/2039	572,399	598,712
4.00% due 10/01/2040	127,913	136,625
4.00% due 11/01/2040	237,667	253,829
4.00% due 10/01/2041	212,428	226,929
Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 11/01/2041	$185,704	$198,390
4.00% due 01/01/2043	715,716	764,543
4.00% due 10/01/2044	414,542	437,988
4.00% due 02/01/2045	692,080	737,394
4.00% due 02/01/2046	45,670	48,141
4.00% due 01/01/2047	790,103	829,597
4.00% due 05/01/2047	185,215	194,193
4.00% due 07/01/2047	1,997,783	2,086,814
4.00% due 08/01/2047	373,897	391,648
4.00% due 06/01/2048	1,067,223	1,125,916
4.00% due 09/01/2048	913,606	955,777
4.00% due 01/01/2049	747,214	778,017
4.00% due 03/01/2049	509,543	528,057
4.07% (12 ML+1.82%) due 10/01/2040 FRS	33,739	35,484
4.35% (12 ML+1.57%) due 05/01/2037 FRS	30,787	32,181
4.50% due 10/01/2024	30,565	31,497
4.50% due 08/01/2045	798,184	876,987
4.50% due 06/01/2048	1,204,655	1,271,770
4.50% due 11/01/2048	915,639	966,143
4.50% due 12/01/2048	1,343,437	1,414,125
4.52% (12 ML+1.66%) due 07/01/2039 FRS	110,910	116,173
4.54% (12 ML+1.83%) due 10/01/2040 FRS	66,669	69,770
4.58% (1 Yr USTYCR+2.21%) due 10/01/2035 FRS	155,936	164,594
4.64% (12 ML+1.91%) due 08/01/2035 FRS	96,292	101,701
4.69% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	54,057	57,152
4.71% (12 ML+1.76%) due 05/01/2040 FRS	143,462	151,150
5.00% due 05/01/2040	209,349	231,306
5.00% due 06/01/2040	19,072	21,077
5.00% due 07/01/2040	415,025	458,659
5.00% due 02/01/2045	501,300	551,817
5.50% due 12/01/2029	28,569	30,891
5.50% due 08/01/2037	119,233	134,531
5.50% due 06/01/2038	66,820	75,365
6.00% due 11/01/2038	7,481	8,611
6.00% due 06/01/2040	61,188	70,428
6.50% due 10/01/2037	624	709
6.63% due 11/15/2030	871,000	1,275,549
7.25% due 05/15/2030	2,260,000	3,407,436
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C05, Class 1M1 2.74% (1 ML+0.72%) due 01/25/2031(1)	633,929	634,174
Series 2016-C07, Class 2M2 6.37% (1 ML+4.35%) due 05/25/2029(1)	873,075	920,255
Series 2014-C04, Class 1M2 6.92% (1 ML+4.90%) due 11/25/2024(1)	282,048	307,850

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-C04, Class 1M2 7.72% (1 ML+5.70%) due 04/25/2028(1)	$137,537	$151,012
Series 2016-C02, Class 1M2 8.02% (1 ML+6.00%) due 09/25/2028(1)	100,592	109,672
Federal National Mtg. Assoc., REMIC Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	232,319	231,066
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	448,360	445,827
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	462,694	467,774
Series 2019-41, Class AC 2.50% due 03/25/2053(1)	670,679	674,125
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	624,756	639,135
Series 2017-72, Class B 3.00% due 09/25/2047(1)	578,696	595,458
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	598,452	615,815
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	655,016	673,426
Series 2018-35, Class CD 3.00% due 05/25/2048(1)	448,492	456,076
Series 2019-45, Class PT 3.00% due 08/25/2049(1)	879,512	904,802
Series 2017-96, Class PA 3.00% due 12/25/2054(1)	659,782	679,089
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	246,062	257,534
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	636,525	650,265
Series 2018-77, Class PA 3.50% due 02/25/2048(1)	303,302	314,842
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	550,169	576,744
Series 2018-72, Class BA 3.50% due 07/25/2054(1)	809,459	839,240
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	601,416	634,540
		63,525,001
Government National Mtg. Assoc. — 5.8%
3.00% due 02/20/2045	248,095	257,932
3.00% due 05/20/2045	199,905	206,672
3.00% due 07/20/2045	45,137	46,540
3.00% due 05/20/2046	742,894	764,634
3.00% due October 30 TBA	20,300,000	20,830,496
3.50% due 03/20/2045	164,059	171,598
3.50% due 04/20/2045	252,016	263,588
3.50% due 07/20/2045	78,314	81,916
3.50% due 03/20/2047	419,604	437,337
3.50% due October 30 TBA	14,300,000	14,824,433
4.00% due 03/15/2039	85,960	91,797
4.00% due 04/15/2039	6,896	7,292
Security Description	Principal Amount(7)	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.00% due 05/15/2039	$34,842	$36,678
4.00% due 08/15/2039	7,960	8,491
4.00% due 10/15/2039	35,555	37,929
4.00% due 03/15/2040	30,443	32,455
4.00% due 09/15/2040	25,769	27,197
4.00% due 10/15/2040	18,438	19,681
4.00% due 12/15/2040	13,589	14,386
4.00% due 02/15/2041	6,232	6,549
4.00% due 06/15/2041	107,613	116,092
4.00% due 07/15/2041	24,253	25,878
4.00% due 08/15/2041	256,913	271,653
4.00% due 09/15/2041	54,786	58,449
4.00% due 10/15/2041	121,779	129,435
4.00% due 11/15/2041	120,139	126,900
4.00% due 12/15/2041	124,591	131,854
4.00% due 01/15/2042	23,487	24,818
4.00% due 02/15/2042	3,857	4,041
4.00% due 03/15/2042	96,257	102,696
4.00% due 04/15/2042	4,153	4,352
4.00% due 03/20/2044	112,650	120,101
4.00% due 07/20/2045	315,160	334,905
4.00% due 05/20/2048	50,670	52,697
4.00% due 07/20/2049	6,499,938	6,778,417
4.50% due 09/15/2033	51,415	55,234
4.50% due 03/15/2039	71,479	77,849
4.50% due 05/15/2039	39,388	42,879
4.50% due 07/15/2039	22,301	24,277
4.50% due 10/15/2039	80,307	87,458
4.50% due 01/15/2040	21,680	23,419
4.50% due 02/15/2040	37,521	40,362
4.50% due 03/15/2040	21,587	22,988
4.50% due 04/15/2040	1,313	1,429
4.50% due 05/15/2040	5,772	6,267
4.50% due 07/15/2040	26,197	28,665
4.50% due 04/15/2041	10,122	10,779
4.50% due 05/15/2041	121,612	131,590
4.50% due 06/15/2041	12,166	13,226
4.50% due 07/15/2041	100,018	108,158
4.50% due 08/15/2041	50,017	54,312
4.50% due 04/20/2047	190,978	200,996
4.50% due October 30 TBA	6,800,000	7,105,904
5.00% due 06/15/2033	1,906	2,113
5.00% due 08/15/2033	14,996	16,613
5.00% due 09/15/2033	30,936	34,299
5.00% due 10/15/2033	14,836	16,447
5.00% due 11/15/2033	3,415	3,768
5.00% due 06/15/2034	41,806	45,484
5.00% due 05/15/2035	2,622	2,805
5.00% due 09/15/2035	2,033	2,285
5.00% due 11/15/2035	86,237	92,265
5.00% due 02/15/2036	24,140	25,827
5.00% due 02/20/2036	76,209	84,372
5.00% due 05/15/2036	61,866	66,612
5.00% due 06/15/2036	18,817	20,132
5.00% due 08/15/2038	252,680	274,276
5.50% due 02/15/2032	460	496

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 03/15/2032	$3,296	$3,676
5.50% due 12/15/2032	1,851	1,997
5.50% due 01/15/2033	1,868	2,121
5.50% due 02/15/2033	9,820	10,774
5.50% due 03/15/2033	41,598	45,226
5.50% due 04/15/2033	38,624	43,200
5.50% due 06/15/2033	38,420	42,589
5.50% due 07/15/2033	188,971	208,953
5.50% due 08/15/2033	39,816	43,691
5.50% due 09/15/2033	7,326	8,024
5.50% due 12/15/2033	1,388	1,497
5.50% due 01/15/2034	61,106	68,605
5.50% due 02/15/2034	28,558	30,797
6.00% due 04/15/2028	69,131	78,139
6.00% due 01/15/2029	13,985	15,458
6.00% due 03/15/2029	19,097	21,109
6.00% due 11/15/2031	3,326	3,676
6.00% due 12/15/2031	3,201	3,538
6.00% due 04/15/2032	11,021	12,642
6.00% due 09/15/2032	9,094	10,432
6.00% due 10/15/2032	58,087	66,624
6.00% due 11/15/2032	15,419	17,688
6.00% due 01/15/2033	2,204	2,527
6.00% due 02/15/2033	21,515	24,677
6.00% due 03/15/2033	8,016	9,023
6.00% due 09/15/2033	12,799	14,150
6.00% due 01/15/2034	74,850	82,736
6.00% due 03/15/2034	13,982	15,456
6.00% due 05/15/2034	1,842	2,036
6.00% due 07/15/2034	3,864	4,273
6.00% due 08/15/2034	73,511	81,657
6.00% due 09/15/2034	1,796	1,993
6.00% due 11/15/2034	65,962	72,985
6.00% due 03/15/2035	39,917	44,153
6.00% due 08/15/2035	37,757	42,215
6.00% due 01/15/2036	23,020	26,350
6.00% due 02/15/2036	14,678	16,225
6.00% due 04/15/2036	41,732	46,148
6.00% due 05/15/2036	25,786	29,104
6.00% due 06/15/2036	39,266	44,558
6.00% due 07/15/2036	3,895	4,306
6.00% due 08/15/2036	43,846	49,938
6.00% due 09/15/2036	12,178	13,487
6.00% due 10/15/2036	144,002	160,695
6.00% due 11/15/2036	40,234	46,209
6.00% due 12/15/2036	10,639	11,877
6.50% due 09/15/2028	3,086	3,415
6.50% due 09/15/2031	6,011	6,653
6.50% due 10/15/2031	2,317	2,564
6.50% due 11/15/2031	1,111	1,230
6.50% due 12/15/2031	3,677	4,069
7.50% due 09/15/2030	15,859	16,085
		56,794,725
Security Description	Principal Amount(7)	Value (Note 2)
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	$577,000	$797,332
Uniform Mtg. Backed Securities — 12.7%
2.50% due October 15 TBA	10,700,000	10,756,732
3.00% due October 15 TBA	13,700,000	14,003,969
3.00% due October 30 TBA	34,700,000	35,220,500
3.50% due October 30 TBA	49,600,000	50,874,875
4.00% due October 30 TBA	10,300,000	10,687,457
4.50% due October 30 TBA	1,300,000	1,368,841
5.50% due October 30 TBA	1,900,000	2,056,676
		124,969,050
Total U.S. Government Agencies (cost $274,929,505)		277,369,055
U.S. GOVERNMENT TREASURIES — 38.1%
United States Treasury Bonds — 9.9%
1.00% due 02/15/2049 TIPS(11)	820,746	921,034
2.25% due 08/15/2046	2,722,000	2,791,326
2.25% due 08/15/2049	1,100,000	1,131,324
2.50% due 02/15/2045	2,076,000	2,233,809
2.50% due 02/15/2046	3,038,000	3,270,834
2.50% due 05/15/2046	3,258,000	3,508,713
2.75% due 08/15/2042	439,000	492,880
2.75% due 11/15/2042	1,026,000	1,151,324
2.75% due 08/15/2047	568,000	642,905
2.75% due 11/15/2047	1,004,000	1,137,148
2.88% due 05/15/2043	1,774,000	2,033,933
2.88% due 08/15/2045	2,423,000	2,792,034
2.88% due 11/15/2046	499,000	577,398
2.88% due 05/15/2049	3,661,000	4,269,784
3.00% due 05/15/2042	875,000	1,023,066
3.00% due 05/15/2045	787,000	926,600
3.00% due 11/15/2045	4,773,000	5,630,089
3.00% due 02/15/2047	648,000	768,159
3.00% due 05/15/2047	3,224,000	3,820,314
3.00% due 02/15/2048	5,055,000	6,001,825
3.00% due 02/15/2049	1,783,000	2,125,879
3.13% due 02/15/2043	1,267,000	1,511,145
3.13% due 08/15/2044	11,169,000	13,382,294
3.13% due 05/15/2048	1,701,000	2,067,512
3.38% due 05/15/2044	869,000	1,082,414
3.38% due 11/15/2048	1,188,000	1,513,726
3.63% due 08/15/2043	2,652,000	3,420,355
3.63% due 02/15/2044	2,145,000	2,772,915
3.75% due 11/15/2043	1,604,000	2,109,824
3.88% due 08/15/2040	640,000	846,050
4.25% due 11/15/2040	1,100,000	1,526,551
4.38% due 11/15/2039	1,082,000	1,517,801
4.38% due 05/15/2040	953,000	1,340,342
4.50% due 02/15/2036	1,034,000	1,425,385
4.63% due 02/15/2040	1,159,000	1,677,788
4.75% due 02/15/2041	1,123,000	1,660,110
5.25% due 11/15/2028	1,045,000	1,361,113
5.25% due 02/15/2029	1,966,000	2,575,844
5.38% due 02/15/2031	1,289,000	1,777,007
6.13% due 11/15/2027	544,000	729,258
6.25% due 08/15/2023	1,613,000	1,895,716

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
6.38% due 08/15/2027	$1,217,000	$1,642,570
6.75% due 08/15/2026	377,000	502,839
7.88% due 02/15/2021	1,267,000	1,371,280
		96,960,217
United States Treasury Notes — 28.2%
0.38% due 07/15/2027 TIPS(11)(13)(16)	15,313,529	15,543,087
0.88% due 01/15/2029 TIPS(11)	2,555,391	2,710,099
1.13% due 02/28/2021	2,872,000	2,846,758
1.13% due 07/31/2021	2,131,000	2,109,773
1.13% due 08/31/2021	3,679,000	3,641,779
1.13% due 09/30/2021	2,760,000	2,731,753
1.25% due 10/31/2021	7,625,000	7,563,047
1.38% due 10/31/2020	2,717,000	2,704,476
1.38% due 05/31/2021	2,443,000	2,429,258
1.38% due 08/31/2023	1,688,000	1,675,999
1.50% due 01/31/2022	12,752,000	12,717,629
1.50% due 02/28/2023	6,709,000	6,691,441
1.50% due 09/30/2024	270,000	269,325
1.50% due 08/15/2026	5,356,000	5,313,319
1.63% due 08/15/2022	3,220,000	3,224,277
1.63% due 11/15/2022	4,550,000	4,556,221
1.63% due 02/15/2026	3,744,000	3,745,463
1.63% due 05/15/2026	4,204,000	4,205,971
1.63% due 08/15/2029	1,100,000	1,094,844
1.75% due 10/31/2020	3,343,000	3,340,780
1.75% due 07/31/2021	325,000	325,457
1.75% due 05/15/2022	4,480,000	4,498,200
1.75% due 05/15/2023	9,605,000	9,660,904
1.88% due 11/30/2021	8,203,000	8,246,258
1.88% due 03/31/2022	1,086,000	1,093,381
1.88% due 10/31/2022	3,569,000	3,600,368
1.88% due 08/31/2024	4,617,000	4,684,812
2.00% due 05/31/2021	3,075,000	3,089,294
2.00% due 11/15/2021	4,434,000	4,467,428
2.00% due 11/30/2022	6,690,000	6,774,148
2.00% due 02/15/2023	7,666,000	7,770,210
2.00% due 02/15/2025	8,867,000	9,053,692
2.00% due 08/15/2025	3,825,000	3,909,867
2.00% due 11/15/2026	1,496,000	1,534,160
2.13% due 06/30/2021	4,986,000	5,023,006
2.13% due 08/15/2021	6,481,000	6,533,405
2.13% due 02/29/2024	2,824,000	2,891,070
2.13% due 03/31/2024	4,502,000	4,610,857
2.13% due 07/31/2024	4,388,000	4,499,928
2.13% due 09/30/2024	1,983,000	2,035,131
2.13% due 05/15/2025	3,749,000	3,855,026
2.25% due 07/31/2021	3,756,000	3,794,000
2.25% due 11/15/2024	3,725,000	3,846,790
2.25% due 12/31/2024	3,515,000	3,633,082
2.25% due 11/15/2025	2,574,000	2,669,419
2.25% due 02/15/2027	1,843,000	1,922,839
2.25% due 08/15/2027	1,496,000	1,563,963
2.25% due 11/15/2027	3,771,000	3,944,672
Security Description	Principal Amount(7)	Value (Note 2)
United States Treasury Notes (continued)
2.38% due 04/30/2020	$300,000	$300,855
2.38% due 03/15/2022	788,000	803,021
2.38% due 08/15/2024	5,657,000	5,867,812
2.38% due 05/15/2027	4,460,000	4,699,551
2.50% due 08/15/2023	6,555,000	6,782,633
2.50% due 01/31/2024	260,000	270,065
2.63% due 05/15/2021	4,907,000	4,977,730
2.63% due 03/31/2025	3,886,000	4,096,239
2.63% due 02/15/2029	9,415,000	10,189,899
2.75% due 08/15/2021	1,473,000	1,501,827
2.75% due 02/15/2028	3,272,000	3,552,421
2.88% due 07/31/2025	5,045,000	5,400,909
2.88% due 05/15/2028	4,290,000	4,708,610
3.13% due 11/15/2028	5,500,000	6,174,609
3.63% due 02/15/2021	8,096,000	8,300,614
		276,273,461
Total U.S. Government Treasuries (cost $353,946,272)		373,233,678
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000	176,531
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	392,893
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	409,000	487,737
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	434,000	598,972
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,605,542
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	781,091	817,638
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	73,252
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	150,000	155,807
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	235,831
Total Municipal Bonds & Notes (cost $4,281,032)		4,544,203

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
LOANS(9)(10)(12) — 1.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. BTL 5.54% (1 ML+ 3.50%) due 08/21/2026		$140,000	$140,350
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 4.54% (1 ML+ 2.50%) due 05/30/2025		205,846	204,881
Airlines — 0.0%
WestJet Airlines, Ltd. FRS BTL-B coupon TBD due 08/07/2026		100,000	100,679
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 4.29% (1 ML+ 2.25%) due 04/16/2025		21,427	21,503
SS&C Technologies, Inc. FRS BTL-B3 4.29% (1 ML+ 2.25%) due 04/16/2025		32,440	32,555
SS&C Technologies, Inc. FRS BTL-B5 4.29% (1 ML+ 2.25%) due 04/16/2025		98,988	99,375
			153,433
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME+ 3.75%) due 04/30/2026	EUR	100,000	109,363
Panther BF Aggregator 2 LP FRS BTL-B 5.54% (1 ML+ 3.50%) due 04/30/2026		115,000	113,850
			223,213
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 6.46%-6.89% (3 ML+ 4.25%) due 05/06/2024		99,750	97,963
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 coupon TBD due 09/18/2026		100,000	100,458
Security Description	Principal Amount(7)	Value (Note 2)
Broadcast Services/Program (continued)
Univision Communications, Inc. FRS 1st Lien 4.79% (1 ML+ 2.75%) due 03/15/2024	$158,056	$153,427
		253,885
Building & Construction Products-Misc. — 0.0%
NCI Building Systems, Inc. FRS BTL 5.79% (1 ML+ 3.75%) due 04/12/2025	98,750	96,405
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 4.79% (1 ML+ 2.75%) due 11/15/2023	125,000	124,427
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 6.34%-6.50%(3 ML+ 4.25%) due 06/21/2024	155,794	151,639
Brand Industrial Services, Inc. FRS BTL 6.52%(2 ML+ 4.25%) due 06/21/2024	137,456	133,791
PowerTeam Services LLC FRS BTL 5.35% (3 ML+ 3.25%) due 03/06/2025	237,095	198,567
		483,997
Cable/Satellite TV — 0.0%
Altice Financing SA FRS 1st Lien 4.81% (1 ML+ 2.75%) due 01/31/2026	98,250	95,548
CSC Holdings LLC FRS BTL-B 4.28% (1 ML+ 2.25%) due 07/17/2025	147,541	147,246
		242,794
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.17% (1 WL+ 2.25%) due 09/15/2023	108,790	109,062
Caesars Resort Collection LLC FRS BTL-B 4.79% (1 ML+ 2.75%) due 12/23/2024	145,790	144,801
		253,863

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
LOANS(9)(10)(12) (continued)
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 5.72% (1 ML+ 3.69%) due 01/31/2026		$98,250	$97,390
Sprint Communications, Inc. FRS BTL-B 4.56% (1 ML+ 2.50%) due 02/02/2024		316,875	314,261
			411,651
Chemicals-Specialty — 0.0%
Starfruit US HoldCo. LLC FRS BTL-B coupon TBD due 10/01/2025		145,813	142,577
W.R. Grace & Co. FRS BTL-B1 3.85% (3 ML+ 1.75%) due 04/03/2025		36,474	36,611
W.R. Grace & Co. FRS BTL-B2 3.85% (3 ML+ 1.75%) due 04/03/2025		62,526	62,761
			241,949
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 7.87% (3 ML+ 5.75%) due 03/28/2022		184,254	105,485
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 5.29%-5.35% (1 ML+ 3.25%) due 03/03/2025		167,854	162,818
AVSC Holding Corp. FRS BTL-B 5.35% (3 ML+ 3.25%) due 03/03/2025		4,706	4,565
Brightview Landscapes LLC FRS BTL-B 4.56%-4.94% (1 ML+ 2.50%) due 08/15/2025		247,246	247,865
Techem Verwaltungsgesellschaft mbH FRS BTL-B 3.50% (6 ME+ 3.50%) due 07/31/2025	EUR	141,948	156,015
			571,263
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 5.79% (1 ML+ 3.75%) due 10/01/2025		104,213	104,766
Security Description	Principal Amount(7)	Value (Note 2)
Commercial Services-Finance (continued)
WEX, Inc. FRS BTL-B3 4.29% (1 ML+ 2.25%) due 05/15/2026	$290,291	$291,525
		396,291
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.04% (1 ML+ 3.00%) due 05/01/2024	215,050	215,642
Xerox Business Services LLC FRS BTL-B 4.54% (1 ML+ 2.50%) due 12/07/2023	126,425	122,790
		338,432
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 4.79% (1 ML+ 2.75%) due 04/04/2024	97,500	97,535
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-U 4.55% (1 ML+ 2.50%) due 07/01/2026	99,750	100,170
Flex Acquisition Co, Inc. FRS BTL 5.32% (3 ML+ 3.00%) due 12/29/2023	95,561	91,670
Reynolds Group Holdings, Inc. FRS BTL 4.79% (1 ML+ 2.75%) due 02/05/2023	241,785	241,974
		433,814
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.29% (1 ML+ 2.25%) due 04/07/2025	108,353	104,832
Sunshine Luxembourg VII SARL BTL coupon TBD due 09/23/2026	165,000	165,619
		270,451
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 7.05% (1 ML+ 5.00%) due 02/06/2026	200,000	201,250

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(12) (continued)
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 8.66% (3 ML+ 6.00%) due 10/01/2024	$94,750	$84,920
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 7.25% (USFRBPLR+ 2.25%) due 09/26/2021	123,853	38,456
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.29% (1 ML+ 2.25%) due 07/01/2024	101,838	102,056
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.05% (1 ML+ 2.00%) due 05/29/2025	57,489	57,705
Enterprise Software/Service — 0.1%
Digicert Holdings, Inc. FRS BTL-B coupon TBD due 08/07/2026	135,000	134,606
Finastra USA, Inc. FRS BTL-B 5.70% (3 ML+ 3.50%) due 06/13/2024	223,451	217,107
		351,713
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 5.04% (1 ML+ 3.00%) due 06/15/2025	98,750	98,338
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.43% (3 ML+ 2.25%) due 08/03/2022	144,440	144,259
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.04% (1 ML+ 2.00%) due 05/24/2024	124,998	125,232
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B coupon TBD due 09/13/2026	135,000	135,401
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.04% (1 ML+ 2.00%) due 10/07/2024	130,533	130,425
Security Description	Principal Amount(7)	Value (Note 2)
Gambling (Non-Hotel) (continued)
Golden Entertainment, Inc. FRS 1st Lien 5.06% (1 ML+ 3.00%) due 10/21/2024	$202,650	$203,157
Scientific Games International, Inc. FRS BTL-B5 4.79% (1 ML+ 2.75%) due 08/14/2024	21,983	21,775
Scientific Games International, Inc. FRS BTL-B5 4.90% (2 ML+ 2.75%) due 08/14/2024	91,009	90,147
		445,504
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 5.79% (1 ML+ 3.75%) due 08/13/2026	149,625	150,560
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 5.27% (3 ML+ 3.00%) due 04/25/2025	172,813	170,733
USI, Inc. FRS BTL 5.10% (3 ML+ 3.00%) due 05/16/2024	107,800	105,869
		276,602
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.04% (1 ML+ 3.00%) due 11/03/2023	289,660	290,686
Sedgwick Claims Management Services, Inc. FRS BTL 5.29% (1 ML+ 3.25%) due 12/31/2025	99,250	97,588
Sedgwick Claims Management Services, Inc. FRS BTL-B coupon TBD due 09/03/2026	164,587	164,587
		552,861
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.54% (1 ML+ 3.50%) due 08/01/2025	99,250	99,474

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(12) (continued)
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B 4.79% (1 ML+ 2.75%) due 07/30/2024	$122,491	$122,761
RBS Global, Inc. FRS BTL-B 4.04% (1 ML+ 2.00%) due 08/21/2024	84,769	85,216
		207,977
Medical Information Systems — 0.0%
Zelis Healthcare Corp. FRS BTL-B coupon TBD due 09/25/2026	200,000	198,250
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 5.79% (1 ML+ 3.75%) due 10/10/2025	114,138	92,974
Jaguar Holding Co. II FRS BTL 4.54% (1 ML+ 2.50%) due 08/18/2022	216,692	216,855
Syneos Health, Inc. FRS BTL-B 4.04% (1 ML+ 2.00%) due 08/01/2024	129,385	129,142
		438,971
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 5.04% (1 ML+ 3.00%) due 06/02/2025	86,131	86,438
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.31% (1 ML+ 4.25%) due 04/29/2024	180,838	164,020
Medical-HMO — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 4.85% (3 ML+ 2.75%) due 06/07/2023	321,799	305,709
One Call Corp. FRS 1st Lien 7.41% (3 ML+ 5.25%) due 11/27/2022	134,623	107,699
		413,408
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.54% (1 ML+ 3.50%) due 12/11/2024	83,293	83,371
Security Description	Principal Amount(7)	Value (Note 2)
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B3 4.54% (1 ML+ 2.50%) due 02/01/2024	$153,800	$151,686
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS Escrow Loans†(8)	587	0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC FRS 1st Lien 8.53% (1 ML+ 6.50%) due 03/30/2023	16,667	16,000
California Resources Corp. FRS BTL 12.42% (1 ML+ 10.38%) due 12/31/2021	130,000	113,100
		129,100
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 4.54% (1 ML+ 2.50%) due 03/01/2024	117,449	116,806
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL-B 5.57% (2 ML+ 3.25%) due 07/01/2026	94,273	94,626
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 7.12% (3 ML+ 5.00%) due 04/16/2026	128,054	126,053
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 7.04% (1 ML+ 5.00%) due 09/25/2024	122,500	117,791
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 4.79% (1 ML+ 2.75%) due 04/01/2024	122,823	120,980
Security Services — 0.0%
APX Group, Inc. FRS BTL-B 7.05% (1 ML+ 5.00%) due 04/01/2024	98,889	96,911
APX Group, Inc. FRS BTL-B 9.00% (USFRBPLR+ 4.00%) due 04/01/2024	111	109
		97,020

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
LOANS(9)(10)(12) (continued)
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.26% (3 ML+ 3.00%) due 09/06/2024		$112,988	$107,479
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL-AN 4.28% (1 ML+ 2.25%) due 08/15/2026		100,000	100,021
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 4.79% (1 ML+ 2.75%) due 01/31/2025		99,242	98,477
Television — 0.1%
Gray Television, Inc. FRS BTL-C 4.83% (3 ML+ 2.50%) due 01/02/2026		99,250	99,569
Ion Media Networks, Inc. FRS BTL-B1 5.06% (1 ML+ 3.00%) due 12/18/2024		267,646	266,977
			366,546
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 4.29% (1 ML+ 2.25%) due 02/28/2025		86,057	85,497
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 6.04% (1 ML+ 4.00%) due 08/01/2025		84,568	85,399
Total Loans (cost $11,836,569)			11,497,008
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Central Bank — 0.1%
Banque Centrale de Tunisie Senior Notes 6.38% due 07/15/2026*	EUR	655,000	689,858
Sovereign — 0.7%
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		200,000	211,541
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,182,161
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049*		1,295,000	1,254,531
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	11,455,000	763,858
Security Description	Shares/ Principal Amount(7)		Value (Note 2)
Sovereign (continued)
Government of Romania Senior Notes 3.88% due 10/29/2035	EUR	180,000	$235,429
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	277,000	391,434
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,000,000	1,413,121
Government of Romania Senior Notes 6.13% due 01/22/2044		268,000	349,936
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	161,566
Republic of Ghana Senior Notes 7.63% due 05/16/2029		490,000	489,672
Republic of Senegal Notes 6.25% due 05/23/2033		480,000	483,096
United Mexican States Senior Notes 4.50% due 04/22/2029		207,000	224,856
United Mexican States Senior Bonds 4.75% due 03/08/2044		100,000	108,250
			7,269,451
Sovereign Agency — 0.0%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*		236,000	235,525
Total Foreign Government Obligations (cost $8,220,491)			8,194,834
COMMON STOCKS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†		165	1,752
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(14)		162	33
Paragon Offshore Litigation Trust Class B†(14)		81	1,215
			1,248
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(8)(14)		11,973	26,939
TE Holdcorp LLC, Class A†(8)(14)		2,426	0
			26,939
Television — 0.0%
ION Media Networks, Inc.†(8)(14)		22	16,995
Total Common Stocks (cost $126,741)			46,934

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70% (cost $190,121)		$7,606	$194,562
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(15)		1,000,000	958,750
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(15)	EUR	200,000	240,879
Banco de Sabadell SA 6.50% due 05/18/2022(15)	EUR	400,000	435,134
CaixaBank SA 6.75% due 06/13/2024(15)	EUR	400,000	478,379
Danske Bank A/S 5.88% due 04/06/2022(15)	EUR	200,000	230,829
DNB Bank ASA 6.50% due 03/26/2022(15)		200,000	209,250
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(15)		550,000	572,688
Intesa Sanpaolo SpA 7.75% due 01/11/2027(15)	EUR	200,000	256,399
Standard Chartered PLC 7.50% due 04/02/2022(15)		405,000	427,781
			3,810,089
Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.12% (3 ML+1.00%) due 06/01/2077		300,000	230,223
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	190,500
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086		74,000	91,517
Diversified Banking Institutions — 0.7%
Bank of Nova Scotia 4.65% due 10/12/2022(15)		298,000	295,840
BNP Paribas SA 5.13% due 11/15/2027*(15)		285,000	277,057
BNP Paribas SA 7.38% due 08/19/2025*(15)		200,000	223,500
BNP Paribas SA 7.63% due 03/30/2021*(15)		270,000	284,513
Credit Agricole SA 8.13% due 12/23/2025*(15)		650,000	764,562
Credit Suisse Group AG 6.25% due 12/18/2024*(15)		1,210,000	1,279,575
Credit Suisse Group AG 6.38% due 08/21/2026*(15)		355,000	367,425
HSBC Holdings PLC 6.00% due 05/22/2027(15)		981,000	1,008,978
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)		170,000	184,207
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Societe Generale SA 7.38% due 09/13/2021*(15)	$500,000	$526,050
UBS Group AG 6.88% due 03/22/2021(15)	450,000	466,875
UBS Group AG 7.00% due 02/19/2025(15)	450,000	493,479
UBS Group Funding Switzerland AG 7.00% due 01/31/2024*(15)	200,000	212,400
UniCredit SpA 8.00% due 06/03/2024(15)	400,000	415,120
		6,799,581
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	126,000	128,340
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	109,000	115,663
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)	58,000	6
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.63% due 06/15/2043	148,000	159,086
Prudential Financial, Inc. 5.70% due 09/15/2048	122,000	135,225
		294,311
Insurance-Multi-line — 0.0%
Voya Financial, Inc. 4.70% due 01/23/2048	111,000	104,145
Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)	124,000	88,660
Enterprise Products Operating LLC 5.25% due 08/16/2077	96,000	95,181
TransCanada Trust 5.30% due 03/15/2077	99,000	98,505
TransCanada Trust 5.63% due 05/20/2075	73,000	75,008
		357,354
Total Preferred Securities/Capital Securities (cost $11,572,847)		12,121,729
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC(8)(14) (cost $295)	3,100	93
Total Long-Term Investment Securities (cost $1,097,021,408)		1,137,602,590

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Shares/ Principal Amount(7)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(17) (cost $6,364,737)	6,364,737	$6,364,737
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(18)	$2,845,000	2,845,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	1,770,000	1,770,000
BNP Paribas SA Joint Repurchase Agreement(18)	1,415,000	1,415,000
Deutsche Bank AG Joint Repurchase Agreement(18)	2,705,000	2,705,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	2,830,000	2,830,000
Total Repurchase Agreements (cost $11,565,000)		11,565,000
TOTAL INVESTMENTS (cost $1,114,951,145)(19)	117.8%	1,155,532,327
Liabilities in excess of other assets	(17.8)	(174,871,853)
NET ASSETS	100.0%	$980,660,474

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $144,450,457 representing 14.7% of net assets.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)  Collateralized Loan Obligation

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2019.

(7)  Denominated in United States dollars unless otherwise indicated.

(8)  Securities classified as Level 3 (see Note 2).

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Principal amount of security is adjusted for inflation.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$26,939	$2.25	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	16,995	772.50	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	33	0.20	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	1,215	15.00	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
				$45,275		0.00%

(15)  Perpetual maturity — maturity date reflects the next call date.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  The rate shown is the 7-day yield as of September 30, 2019.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

NZD — New Zealand Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2019 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ME — 6 Month Euribor

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
47	Long	Canadian 10 Year Bonds	December 2019	$5,037,182	$5,058,837	$21,655
2	Short	Euro Buxl 30 Year Bonds	December 2019	485,307	474,128	11,179
32	Long	U.S. Treasury Long Bonds	December 2019	5,179,169	5,194,000	14,831
381	Short	U.S. Treasury 10 Year Notes	December 2019	50,029,982	49,649,063	380,919
165	Short	U.S. Treasury 10 Year Ultra Bonds	December 2019	23,765,156	23,497,031	268,125
8	Long	U.S. Treasury Ultra Bonds	December 2019	1,527,094	1,535,250	8,156
						$704,865
						Unrealized (Depreciation)
66	Short	U.S. Treasury 2 Year Notes	December 2019	$14,202,595	$14,223,000	$(20,405)
103	Short	U.S. Treasury 5 Year Notes	December 2019	12,235,793	12,272,289	(36,496)
						$(56,901)
Net Unrealized Appreciation (Depreciation)						$647,964

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	1,768,000	USD	1,950,360	10/31/2019	$19,117	$—
	USD	109,674	EUR	99,000	12/18/2019	—	(1,127)
						19,117	(1,127)
Goldman Sachs International	AUD	5,166,000	USD	3,491,555	10/31/2019	1,210	—
JPMorgan Chase Bank	EUR	2,661,000	USD	2,953,750	12/18/2019	36,126	—
	NZD	3,775,000	USD	2,371,644	11/29/2019	4,553	—
						40,679	—
Morgan Stanley & Co., Inc.	EUR	224,000	USD	246,641	12/18/2019	1,039	—
NatWest Markets PLC	CAD	1,640,000	USD	1,243,133	11/05/2019	4,565	—
Net Unrealized Appreciation (Depreciation)						$66,610	$(1,127)

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	$(102,120)	$(1,044,193)
USD	6,540	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(242,665)
USD	6,130	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(227,183)
USD	8,730	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(323,159)
USD	6,375	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(237,240)
					$(102,120)	$(2,074,440)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount (000's)(3)		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index	(1.00)%	06/20/2024	0.55%	USD	2,135	$(43,407)	$(1,578)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$133,768,179	$—	$133,768,179
U.S. Corporate Bonds & Notes:
Airlines	—	58,128	6,526	64,654
Finance-Investment Banker/Broker	—	86,320	23	86,343
Gambling (Non-Hotel)	—	50,400	80	50,480
Other Industries	—	256,650,651	—	256,650,651
Foreign Corporate Bonds & Notes	—	59,780,187	—	59,780,187
U.S. Government Agencies	—	277,369,055	—	277,369,055
U.S. Government Treasuries	—	373,233,678	—	373,233,678
Municipal Bond & Notes	—	4,544,203	—	4,544,203
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	11,497,008	—	11,497,008
Foreign Government Obligations	—	8,194,834	—	8,194,834
Common Stocks:
Oil Companies-Exploration & Production	—	—	26,939	26,939
Television	—	—	16,995	16,995
Other Industries	1,752	1,248	—	3,000
Preferred Securities	194,562	—	—	194,562
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	12,121,723	—	12,121,723
Warrants	—	—	93	93
Short-Term Investment Securities	6,364,737	—	—	6,364,737
Repurchase Agreements	—	11,565,000	—	11,565,000
Total Investments at Value	$6,561,051	$1,148,920,614	$50,662	$1,155,532,327
Other Financial Instruments:†
Futures Contracts	$704,865	$—	$—	$704,865
Forward Foreign Currency Contracts	—	66,610	—	66,610
Total Other Financial Instruments	$704,865	$66,610	$—	$771,475
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$56,901	$—	$—	$56,901
Forward Foreign Currency Contracts	—	1,127	—	1,127
Centrally Cleared Interest Rate Swap Contracts	—	2,074,440	—	2,074,440
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	1,578	—	1,578
Total Other Financial Instruments	$56,901	$2,077,145	$—	$2,134,046

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
United States Treasury Notes	34.7%
Sovereign	34.3
United States Treasury Bonds	16.2
Uniform Mtg. Backed Securities	9.4
Diversified Financial Services	4.7
Federal National Mtg. Assoc.	2.9
Repurchase Agreements	1.3
SupraNational Banks	0.5
Federal Home Loan Mtg. Corp.	0.4
Rental Auto/Equipment	0.2
Insurance-Property/Casualty	0.2
Television	0.2
Airlines	0.2
Pipelines	0.2
Semiconductor Equipment	0.1
Medical-Hospitals	0.1
Building & Construction Products-Misc.	0.1
Commercial Services-Finance	0.1
Containers-Paper/Plastic	0.1
Distribution/Wholesale	0.1
Medical Labs & Testing Services	0.1
Medical-Drugs	0.1
Motion Pictures & Services	0.1
Retail-Sporting Goods	0.1
Casino Hotels	0.1
Applications Software	0.1
Cable/Satellite TV	0.1
Data Processing/Management	0.1
Theaters	0.1
Medical Information Systems	0.1
Cellular Telecom	0.1
Retail-Restaurants	0.1
Insurance Brokers	0.1
Computer Services	0.1
Food-Catering	0.1
Textile-Products	0.1
Food-Wholesale/Distribution	0.1
Gambling (Non-Hotel)	0.1
Enterprise Software/Service	0.1
Auto/Truck Parts & Equipment-Original	0.1
Chemicals-Specialty	0.1
Consulting Services	0.1
Broadcast Services/Program	0.1
Protection/Safety	0.1
Commercial Services	0.1
Machinery-Pumps	0.1
Cosmetics & Toiletries	0.1
Web Hosting/Design	0.1
Gas-Distribution	0.1
Food-Baking	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1
Advertising Sales	0.1
Food-Misc./Diversified	0.1
109.4%
Credit Quality†#
Aaa	65.1%
Aa	16.3
A	3.2
Baa	5.1
Ba	1.7
B	2.3
Not Rated##	6.3
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Principal Amount(6)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 34.3%
Sovereign — 34.3%
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,535,918	$2,864,248
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,470,974	29,173,021
Government of Canada Bonds 2.00% due 12/01/2041	CAD	13,061,118	13,358,354
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,674,231	11,999,120
Government of France Bonds 0.10% due 03/01/2025	EUR	5,015,162	5,837,930
Government of France Bonds 0.25% due 07/25/2024	EUR	14,965,754	17,649,311
Government of France Bonds 1.10% due 07/25/2022	EUR	16,486,605	19,297,065
Government of France Bonds 2.10% due 07/25/2023	EUR	6,820,582	8,406,223
Government of Japan Senior Notes 0.10% due 03/10/2025	JPY	471,873,500	4,499,437
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,089,860,912	20,120,649
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	362,977,200	3,499,688
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,508,153	1,754,420
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	18,130,937	22,386,190
Republic of Italy Senior Notes 2.60% due 09/15/2023*	EUR	8,823,677	10,786,977
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,314,994	13,211,924
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026	GBP	5,585,071	8,431,482
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	3,702,225	5,324,099
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,679,143	16,116,340
Security Description	Principal Amount(6)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,668,677	$16,657,495
Total Foreign Government Obligations (cost $245,055,908)			231,373,973
Foreign Corporate Bonds & Notes — 0.5%
SupraNational Banks — 0.5%
Asian Development Bank Senior Notes 3.00% due 01/17/2023 (cost $3,598,447)	NZD	5,285,000	3,492,395
U.S. GOVERNMENT AGENCIES — 12.7%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HQA1, Class M2 4.32% (1 ML+2.30%) due 09/25/2030(2)		3,000,000	3,029,123
Federal National Mtg. Assoc. — 2.9%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 4.17% (1 ML+ 2.15%) due 10/25/2030(2)		3,715,000	3,743,470
Series 2018-C02, Class 2M2 4.22% (1 ML+ 2.20%) due 08/25/2030(2)		3,700,000	3,726,508
Series 2018-C01, Class 1M2 4.27% (1 ML+ 2.25%) due 07/25/2030(2)		3,500,000	3,532,339
Series 2018-C05, Class 1M2 4.37% (1 ML+ 2.35%) due 01/25/2031(2)		3,690,000	3,731,865
Series 2018-R07, Class 1M2 4.42% (1 ML+2.40%) due 04/25/2031*(2)		750,000	757,293
Series 2018-C04, Class 2M2 4.57% (1 ML+ 2.55%) due 12/25/2030(2)		3,500,000	3,560,134
			19,051,609
Uniform Mtg. Backed Securities — 9.4%
Uniform Mtg. Backed Securities 3.50% due October TBA		62,100,000	63,696,165
Total U.S. Government Agencies (cost $86,011,396)			85,776,897
U.S. GOVERNMENT TREASURIES — 50.9%
United States Treasury Bonds(1) — 16.2%
0.75% due 02/15/2045 TIPS		1,699,620	1,774,048
1.00% due 02/15/2049 TIPS		1,223,472	1,372,970
2.38% due 01/15/2025 TIPS(12)		48,858,330	54,346,611
2.50% due 01/15/2029 TIPS		42,860,825	51,714,037
			109,207,666

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 34.7%
0.13% due 07/15/2026 TIPS(1)	$30,075,992	$29,979,911
0.25% due 01/15/2025 TIPS(1)	12,329,838	12,354,589
0.25% due 07/15/2029 TIPS(1)	11,649,613	11,738,590
0.38% due 07/15/2025 TIPS(1)	41,608,336	42,130,265
0.38% due 07/15/2027 TIPS(1)	13,587,204	13,790,884
0.50% due 01/15/2028 TIPS(1)	33,111,584	33,845,487
0.63% due 01/15/2026 TIPS(1)	39,779,413	40,747,857
0.75% due 07/15/2028 TIPS(1)	36,978,493	38,795,837
0.88% due 01/15/2029 TIPS(1)	2,255,653	2,392,215
2.63% due 02/15/2029	7,810,000	8,452,800
		234,228,435
Total U.S. Government Treasuries (cost $335,296,625)		343,436,101
ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 3.15% (3 ML+0.87%) due 04/20/2028*(4)	3,700,000	3,687,420
Atrium XIII FRS Series 13A, Class A1 3.44% (3 ML+1.18%) due 11/21/2030*(4)	3,700,000	3,698,520
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.52% due 08/25/2035(2)(3)	1,338,259	1,344,510
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.30% (3 ML+1.00%) due 01/15/2031*(4)	2,000,000	1,982,500
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(3)	1,357,388	1,369,106
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 3.27% (3 ML+0.97%) due 04/15/2031*(4)	2,045,000	2,024,755
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 3.40% (3 ML+1.10%) due 01/15/2031*(4)	2,500,000	2,492,075
Security Description	Principal Amount(6)	Value (Note 2)
Diversified Financial Services (continued)
LCM XX LP FRS Series -20A, Class AR 3.32% (3 ML+1.04%) due 10/20/2027*(4)	$1,625,000	$1,625,000
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.10% (3 ML+0.80%) due 01/15/2028*(4)	2,000,000	1,992,000
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 3.10% (3 ML+0.80%) due 07/15/2027*(4)	2,500,000	2,496,975
Pretium Mtg. Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(5)	696,278	700,083
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*(3)	2,043,696	2,066,088
Venture CLO, Ltd. FRS Series 2017-29A, Class A 3.44% (3 ML+1.28%) due 09/07/2030*(4)	1,110,000	1,109,234
VOLT LXX LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*	992,439	995,317
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*	418,734	420,751
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*	2,051,349	2,058,480
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*	1,716,072	1,724,661
Total Asset Backed Securities (cost $31,766,236)		31,787,475
LOANS(7)(8)(9) — 5.0%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 5.54% (1 ML+ 3.50%) due 08/21/2026	285,000	285,713
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 4.54% (1 ML+ 2.50%) due 06/09/2023	296,985	296,150

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)		Value (Note 2)
LOANS(7)(8)(9) (continued)
Airlines — 0.2%
American Airlines, Inc. FRS BTL 4.05% (1 ML+ 2.00%) due 10/10/2021		$890,721	$890,721
WestJet Ailrlines, Ltd. FRS BTL-B coupon TBD due 08/06/2026		155,000	156,052
			1,046,773
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 4.29% (1 ML+ 2.25%) due 04/16/2025		638,475	640,969
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 4.43% (3 ML+ 2.25%) due 11/13/2025		188,575	189,282
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME+ 3.75%) due 04/30/2026	EUR	250,000	273,407
Panther BF Aggregator 2 LP FRS BTL-B 5.54% (1 ML+ 3.50%) due 04/30/2026		200,000	198,000
			471,407
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 6.46% (3 ML+ 4.25%) due 05/06/2024		38,750	38,055
Adient US LLC FRS BTL-B 6.89% (3 ML+ 4.25%) due 05/06/2024		115,863	113,787
			151,842
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 5.29% (1 ML+ 3.25%) due 10/20/2025		109,175	106,923
Nexstar Broadcasting, Inc. FRS BTL-B3 4.29% (1 ML+ 2.25%) due 01/17/2024		85,235	85,235
Nexstar Broadcasting, Inc. FRS BTL-B4 coupon TBD due 09/18/2026		195,000	195,894
			388,052
Security Description	Principal Amount(6)	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
NCI Building Systems, Inc. FRS BTL 5.79% (1 ML+ 3.75%) due 04/12/2025	$900,877	$879,481
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 4.79% (1 ML+ 2.75%) due 11/15/2023	150,000	149,313
Building-Heavy Construction — 0.0%
PowerTeam Services LLC FRS BTL 5.35% (3 ML+ 3.25%) due 03/06/2025	300,000	251,250
Building-Maintenance & Services — 0.0%
Allied Universal Holdco LLC FRS Delayed Draw 2.13% due 07/10/2026(14)	11,944	11,952
Allied Universal Holdco LLC FRS BTL-B 6.51% (3 ML+ 4.25%) due 07/10/2026	120,632	120,707
		132,659
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 4.28% (1 ML+ 2.25%) due 01/15/2026	621,875	620,709
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 4.17% (1 WL+ 2.25%) due 09/15/2023	344,262	345,122
Caesars Resort Collection LLC FRS BTL-B 4.79% (1 ML+ 2.75%) due 12/22/2024	346,474	344,123
		689,245
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 5.72% (1 ML+ 3.69%) due 01/31/2026	198,485	196,748
Sprint Communications, Inc. FRS BTL-B 4.56% (1 ML+ 2.50%) due 02/02/2024	247,462	245,420
Sprint Communications, Inc. FRS BTL-B 5.06% (1 ML+ 3.00%) due 02/02/2024	148,875	148,441
		590,609

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)		Value (Note 2)
LOANS(7)(8)(9) (continued)
Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. FRS BTL 4.29% (1 ML+ 2.25%) due 01/30/2026		$168,725	$169,199
Starfruit Finco BV FRS BTL-B 3.75% (3 ME+ 3.75%) due 10/01/2025	EUR	100,000	109,151
Starfruit US HoldCo. LLC FRS BTL-B 5.29% (1 ML+ 3.25%) due 10/01/2025		129,350	126,480
			404,830
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B coupon TBD due 03/03/2025		199,494	193,509
Brightview Landscapes LLC FRS BTL-B 4.56-4.94% (1 ML+ 2.50%) due 08/15/2025		173,681	174,115
			367,624
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 5.31% (1 ML+ 3.25%) due 12/22/2023		198,489	199,109
Financial & Risk US Holdings, Inc. FRS BTL 5.79% (1 ML+ 3.75%) due 10/01/2025		312,638	314,298
WEX, Inc. FRS BTL-B3 4.29% (1 ML+ 2.25%) due 05/15/2026		346,469	347,941
			861,348
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 3.79% (1 ML+ 1.75%) due 10/31/2025		377,150	376,973
Tempo Acquisition LLC FRS BTL-B 5.04% (1 ML+ 3.00%) due 05/01/2024		148,481	148,889
			525,862
Security Description	Principal Amount(6)	Value (Note 2)
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 4.79% (1 ML+2.75%) due 04/04/2024	$396,443	$396,584
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 5.05-5.11% (1 ML+ 3.00%) due 11/07/2025	194,351	190,707
Berlin Packaging LLC FRS 1st Lien 5.11% (3 ML+ 3.00%) due 11/07/2025	3,644	3,576
		194,283
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Q 4.30% (1 ML+ 2.25%) due 10/01/2022	175,000	175,656
Berry Global, Inc. FRS BTL-U 4.55% (1 ML+ 2.50%) due 07/01/2026	199,500	200,339
Flex Acquisition Co, Inc. FRS BTL 5.32% (3 ML+ 3.00%) due 12/29/2023	291,790	279,910
Reynolds Group Holdings, Inc. FRS BTL 4.79% (1 ML+ 2.75%) due 02/05/2023	197,964	198,119
		854,024
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL coupon TBD due 09/23/2026	360,000	361,350
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 7.05% (1 ML+ 5.00%) due 02/06/2026	265,000	266,656
Evertec Group LLC FRS BTL-B 5.54% (1 ML+ 3.50%) due 11/27/2024	347,375	348,244
		614,900
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL 5.04% (1 ML+ 3.00%) due 11/21/2024	80,776	81,280

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 4.04% (1 ML+ 2.00%) due 10/31/2023	$272,901	$272,525
HD Supply, Inc. FRS BTL-B5 3.79% (1 ML+ 1.75%) due 10/17/2023	195,489	195,587
Resideo Funding, Inc. FRS BTL 4.11% (3 ML+ 2.00%) due 10/24/2025	297,750	298,122
Univar USA, Inc. FRS BTL-B 4.54% (1 ML+ 2.5%) due 07/01/2024	81,679	81,904
		848,138
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 4.04% (1 ML+ 2.00%) due 02/15/2024	112,232	112,357
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.05% (1 ML+ 2.00%) due 05/29/2025	238,390	239,284
Enterprise Software/Service — 0.1%
MA FinanceCo. LLC FRS BTL-B 4.54% (1 ML+ 2.50%) due 06/21/2024	24,851	24,515
Seattle SpinCo, Inc. FRS BTL-B3 4.54% (1 ML+ 2.50%) due 06/21/2024	167,821	165,514
Digicert Holdings, Inc. FRS BTL-B coupon TBD due 08/07/2026	205,000	204,402
Ultimate Software Group, Inc. FRS 1st Lien 5.79% (1 ML+ 3.75%) due 05/04/2026	100,000	100,450
		494,881
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 5.04% (1 ML+ 3.00%) due 06/15/2025	297,739	296,498
Security Description	Principal Amount(6)	Value (Note 2)
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL-B 4.29% (1 ML+ 2.25%) due 08/03/2022	$91,249	$91,135
Hostess Brands LLC FRS BTL-B 4.37-4.51% (3 ML+ 2.25%) due 08/03/2022	205,728	205,471
		296,606
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 5.79% (1 ML+3.75%) due 10/01/2025	148,875	149,185
Aramark Services, Inc. FRS BTL-B1 3.79% (1 ML+ 1.75%) due 03/11/2025	375,000	375,703
		524,888
Food-Misc./Diversified — 0.1%
Post Holdings, Inc. FRS BTL 4.04% (1 ML+ 2.00%) due 05/24/2024	275,000	275,516
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 4.04% (1 ML+ 2.00%) due 06/27/2023	346,419	347,357
US Foods, Inc. FRS BTL-B coupon TBD due 09/13/2026	170,000	170,505
		517,862
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.04% (1 ML+ 2.00%) due 10/07/2024	410,999	410,657
Golden Entertainment, Inc. FRS 1st Lien 5.06% (1 ML+ 3.00%) due 10/21/2024	97,229	97,472
		508,129
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 5.79% (1 ML+ 3.75%) due 08/13/2026	304,238	306,139
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 3.77% (1 ML+ 1.75%) due 06/22/2026	136,839	137,638

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)		Value (Note 2)
LOANS(7)(8)(9) (continued)
Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS BTL 4.60% (3 ML+ 2.50%) due 03/01/2026		$218,900	$218,170
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 5.27% (3 ML+ 3.00%) due 04/25/2025		272,243	268,968
USI, Inc. FRS BTL 5.10% (3 ML+ 3.00%) due 05/16/2024		272,911	268,021
			536,989
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B4 5.04% (1 ML+ 3.00%) due 08/04/2022		164,672	165,125
Asurion LLC FRS 2nd Lien 8.54% (1 ML+ 6.50%) due 08/04/2025		300,000	304,625
Sedgwick Claims Management Services, Inc. FRS BTL 5.29% (1 ML+ 3.25%) due 12/31/2025		530,988	522,093
Sedgwick Claims Management Services, Inc. FRS BTL-B coupon TBD due 09/03/2026		199,500	199,500
			1,191,343
Investment Companies — 0.0%
Messer Industries GmbH FRS BTL-B 2.75% (3 ME+ 2.75%) due 03/02/2026	EUR	100,000	109,222
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL-B 5.04% (1 ML+ 3.00%) due 01/08/2024		128,677	126,361
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 5.54% (1 ML+ 3.50%) due 08/05/2024		143,535	138,556
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.54% (1 ML+ 3.50%) due 08/01/2025		99,749	99,974
Security Description	Principal Amount(6)	Value (Note 2)
Machinery-General Industrial — 0.0%
Altra Industrial Motion Corp. FRS BTL-B 4.04% (1 ML+ 2.00%) due 10/01/2025	$224,888	$224,513
Machinery-Pumps — 0.1%
NN, Inc. FRS BTL-B 5.79% (1 ML+ 3.75%) due 10/19/2022	370,958	364,467
Medical Information Systems — 0.1%
Quintiles IMS, Inc. FRS BTL-B 4.10% (3 ML+ 2.00%) due 03/07/2024	200,000	200,583
Zelis Healthcare Corp. FRS BTL-B coupon TBD due 09/25/2026	400,000	396,500
		597,083
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 5.79% (1 ML+ 3.75%) due 10/10/2025	684,825	557,847
Syneos Health, Inc. FRS BTL-B 4.04% (1 ML+ 2.00%) due 08/01/2024	211,932	211,535
		769,382
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 5.13% (1 ML+ 3.00%) due 01/04/2026	124,375	124,064
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 4.79% (1 ML+ 2.75%) due 11/27/2025	752,500	753,629
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.30% (1 ML+ 4.25%) due 04/29/2024	173,228	157,118
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 5.30% (1 ML+ 3.25%) due 09/02/2024	341,515	333,298

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Medical-Hospitals (continued)
Universal Health Services, Inc. FRS BTL-B 3.79% (1 ML+ 1.75%) due 10/31/2025	$550,838	$553,247
		886,545
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.54% (1 ML+ 3.50%) due 12/11/2024	252,403	252,640
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS BTL-B3 4.54% (1 ML+ 2.50%) due 02/01/2024	750,000	739,688
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 4.54% (1 ML+ 2.50%) due 03/01/2024	81,350	80,905
Pipelines — 0.2%
BCP Raptor II LLC FRS BTL 6.79% (1 ML+ 4.75%) due 11/03/2025	334,163	300,329
BCP Renaissance Parent LLC FRS BTL-B 5.76% (3 ML+ 3.50%) due 10/31/2024	173,246	164,728
Grizzly Acquisitions, Inc. FRS BTL-B 5.57% (3 ML+ 3.25%) due 10/01/2025	232,650	229,160
Lower Cadence Holdings LLC FRS BTL-B 6.05% (1 ML+ 4.00%) due 05/22/2026	99,750	96,882
Medallion Midland Acquisition LLC FRS BTL 5.29% (1 ML+ 3.25%) due 10/30/2024	148,489	143,910
Traverse Midstream Partners LLC FRS BTL 6.05% (1 ML+ 4.00%) due 09/27/2024	99,000	86,872
		1,021,881
Security Description	Principal Amount(6)		Value (Note 2)
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL-B 5.97% (3 ML+ 3.25%) due 07/01/2026		$98,986	$99,358
Protection/Safety — 0.1%
Verisure Holdings AB FRS BTL-B 3.50% (3 ME+ 3.50%) due 10/21/2022	EUR	340,000	371,973
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL 5.04% (1 ML+ 3.00%) due 05/28/2021		99,481	96,310
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL-B 4.29% (1 ML+ 2.25%) due 10/15/2025		223,313	224,250
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 4.05% (1 ML+ 2.00%) due 12/20/2024		150,000	150,312
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS 3.79% (1 ML+ 1.75%) due 10/31/2025		1,376,100	1,381,834
Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 4.79% (1 ML+ 2.75%) due 09/27/2024		208,541	197,749
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 4.54% (1 ML+ 2.50%) due 08/18/2023		125,000	121,302
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 4.29% (1 ML+ 2.25%) due 01/02/2025		272,236	271,401
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 7.12% (3 ML+ 5.00%) due 04/16/2026		199,500	196,383

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)	Value (Note 2)
LOANS(7)(8)(9) (continued)
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 5.55% (3 ML+ 3.25%) due 02/05/2025	$292,035	$290,514
Restaurant Brands International FRS BTL-B3 4.29% (1 ML+ 2.25%) due 02/16/2024	287,349	288,008
		578,522
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 7.04% (1 ML+ 5.00%) due 09/25/2024	732,525	704,368
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 4.31% (1 ML+ 2.25%) due 11/14/2025	408,865	410,057
Entegris, Inc. FRS BTL-B 4.04% (1 ML+ 2.00%) due 11/06/2025	521,063	523,668
		933,725
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.26% (3 ML+ 3.00%) due 09/06/2024	197,985	188,333
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 5.04% (1 ML+ 3.00%) due 11/15/2024	173,678	171,724
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 4.79% (1 ML+ 2.75%) due 01/31/2025	198,485	196,955
Television — 0.2%
Gray Television, Inc. FRS BTL-C 4.83% (3 ML+ 2.50%) due 01/02/2026	650,088	652,177
Ion Media Networks, Inc. FRS BTL-B 5.06% (1 ML+ 3.00%) due 12/18/2024	407,834	406,814
Security Description	Shares/ Principal Amount(6)	Value (Note 2)
Television (continued)
Mission Broadcasting, Inc. FRS BTL-B3 4.35% (1 ML+ 2.25%) due 01/17/2024	$16,980	$16,980
		1,075,971
Textile-Products — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 5.85% (1 ML+ 3.75%) due 12/12/2025	570,688	522,179
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 4.29% (1 ML+ 2.25%) due 02/28/2025	616,230	612,225
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 6.04% (1 ML+ 4.00%) due 08/01/2025	261,908	264,480
Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. FRS BTL-B3 4.79% (1 ML+ 2.75%) due 02/02/2025	207,900	207,704
Web Hosting/Design — 0.1%
Web.com Group, Inc. FRS BTL 5.78% (1 ML+ 3.75%) due 10/10/2025	358,927	352,197
Total Loans (cost $33,580,138)		33,315,260
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	589
Television — 0.0%
ION Media Networks, Inc.†(10)(11)	233	62,332
Total Common Stocks (cost $2)		62,921
Total Long-Term Investment Securities (cost $735,308,752)		729,245,022
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(13)	2,175,000	2,175,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	1,345,000	1,345,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,075,000	1,075,000

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Security Description	Principal Amount(6)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(13)	$2,060,000	$2,060,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	2,155,000	2,155,000
Total Repurchase Agreements (cost $8,810,000)		8,810,000
TOTAL INVESTMENTS (cost $744,118,752)(15)	109.4%	738,055,022
Liabilities in excess of other assets	(9.4)	(63,466,218)
NET ASSETS	100.0%	$674,588,804

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $64,373,425 representing 9.5% of net assets.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Loan Obligation

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2019.

(6)  Denominated in United States dollars unless otherwise indicated.

(7)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  Securities classified as Level 3 (see Note 2).

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$62,332	$267.52	0.01%

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  All or a portion of this holding is subject to unfunded loan commitments (see Note 13).

(15)  See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2019 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
65	Long	Canadian 10 Year Bonds	December 2019	$6,965,765	$6,996,264	$30,499
35	Long	U.S. Treasury Long Bonds	December 2019	5,614,845	5,680,937	66,092
11	Long	U.S. Treasury 10 Year Notes	December 2019	1,420,739	1,433,438	12,699
38	Short	U.S. Treasury 10 Year Ultra Notes	December 2019	5,426,368	5,411,438	14,930
70	Short	U.S. Treasury Ultra Bonds	December 2019	13,789,291	13,433,438	355,853
						$480,073
						Unrealized (Depreciation)
91	Short	U.S. Treasury 2 Year Notes	December 2019	$19,582,201	$19,610,500	$(28,299)
142	Short	U.S. Treasury 5 Year Notes	December 2019	16,868,396	16,919,078	(50,682)
						$(78,981)
Net Unrealized Appreciation (Depreciation)						$401,092

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	CAD	33,848,000	USD	25,532,711	10/31/2019	$—	$(28,358)
BNP Paribas SA	USD	532,085	EUR	487,000	10/31/2019	—	(119)
Citibank N.A.	EUR	105,660,519	USD	116,558,873	10/31/2019	1,142,497	—
Goldman Sachs International	AUD	4,446,170	USD	3,005,042	10/31/2019	1,041	—
HSBC Bank USA	GBP	48,755,000	USD	60,760,431	10/31/2019	742,983	—
JPMorgan Chase Bank N.A.	NZD	8,235,000	USD	5,170,477	10/31/2019	10,388	—
Toronto Dominion Bank	JPY	3,027,283,000	USD	28,234,049	10/31/2019	183,117	—
Net Unrealized Appreciation (Depreciation)						$2,080,026	$(28,477)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
NZD — New Zealand Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$231,373,973	$—	$231,373,973
Foreign Corporate Bonds & Notes	—	3,492,395	—	3,492,395
U.S. Government Agencies	—	85,776,897	—	85,776,897
U.S. Government Treasuries	—	343,436,101	—	343,436,101
Asset Backed Securities	—	31,787,475	—	31,787,475
Loans	—	33,315,260	—	33,315,260
Common Stocks:
Printing-Commercial	589	—	—	589
Television	—	—	62,332	62,332
Repurchase Agreements	—	8,810,000	—	8,810,000
Total Investments at Value	$589	$737,992,101	$62,332	$738,055,022

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$480,073	$—	$—	$480,073
Forward Foreign Currency Contracts	—	2,080,026	—	2,080,026
	$480,073	$2,080,026	$—	$2,560,099
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$78,981	$—	$—	$78,981
Forward Foreign Currency Contracts	—	28,477	—	28,477
Total Other Financial Instruments	$78,981	$28,477	$—	$107,458

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Diversified Banking Institutions	12.5%
Electric-Integrated	5.4
Telephone-Integrated	5.4
Oil Refining & Marketing	4.4
Chemicals-Diversified	4.1
Telecom Equipment-Fiber Optics	3.7
Transport-Rail	3.7
Medical-Drugs	3.7
Semiconductor Components-Integrated Circuits	3.4
Tobacco	3.4
Pharmacy Services	3.4
Medical Products	3.3
Medical-HMO	3.3
Insurance-Multi-line	3.3
Banks-Super Regional	3.2
Aerospace/Defense-Equipment	3.0
Computer Software	2.9
Food-Meat Products	2.9
Instruments-Controls	2.8
Gold Mining	2.7
Oil-Field Services	2.6
Semiconductor Equipment	2.6
Metal-Copper	2.5
Retail-Building Products	2.5
Oil Companies-Integrated	2.1
Retail-Catalog Shopping	2.0
Pipelines	1.9
Insurance-Life/Health	1.9
Repurchase Agreements	1.2
Diversified Minerals	0.3
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.9%
Aerospace/Defense-Equipment — 3.0%
United Technologies Corp.	63,000	$8,600,760
Banks-Super Regional — 3.2%
Wells Fargo & Co.	185,000	9,331,400
Chemicals-Diversified — 4.1%
FMC Corp.	135,000	11,836,800
Computer Software — 2.9%
Teradata Corp.†	271,100	8,404,100
Diversified Banking Institutions — 12.5%
Bank of America Corp.	325,000	9,480,250
Citigroup, Inc.	145,000	10,016,600
JPMorgan Chase & Co.	80,000	9,415,200
Morgan Stanley	167,500	7,147,225
		36,059,275
Diversified Minerals — 0.3%
Livent Corp.†	124,655	833,942
Electric-Integrated — 5.4%
AES Corp.	425,000	6,944,500
NextEra Energy, Inc.	37,100	8,643,929
		15,588,429
Food-Meat Products — 2.9%
Tyson Foods, Inc., Class A	97,000	8,355,580
Gold Mining — 2.7%
Barrick Gold Corp.	450,000	7,798,500
Instruments-Controls — 2.8%
Honeywell International, Inc.	47,500	8,037,000
Insurance-Life/Health — 1.9%
Unum Group	180,000	5,349,600
Insurance-Multi-line — 3.3%
MetLife, Inc.	200,000	9,432,000
Medical Products — 3.3%
Baxter International, Inc.	110,000	9,621,700
Medical-Drugs — 3.7%
Bristol-Myers Squibb Co.	208,500	10,573,035
Medical-HMO — 3.3%
Humana, Inc.	37,500	9,587,625
Metal-Copper — 2.5%
Freeport-McMoRan, Inc.	750,000	7,177,500
Oil Companies-Integrated — 2.1%
Chevron Corp.	50,904	6,037,214
Oil Refining & Marketing — 4.4%
Marathon Petroleum Corp.	122,000	7,411,500
Valero Energy Corp.	59,800	5,097,352
		12,508,852
Oil-Field Services — 2.6%
Halliburton Co.	188,500	3,553,225
TechnipFMC PLC	162,100	3,913,094
		7,466,319
Pharmacy Services — 3.4%
Cigna Corp.	63,500	9,638,665
Security Description	Shares/ Principal Amount	Value (Note 2)
Pipelines — 1.9%
Williams Cos., Inc.	231,500	$5,569,890
Retail-Building Products — 2.5%
Lowe's Cos., Inc.	65,000	7,147,400
Retail-Catalog Shopping — 2.0%
Qurate Retail, Inc.†	543,000	5,601,045
Semiconductor Components-Integrated Circuits — 3.4%
QUALCOMM, Inc.	130,000	9,916,400
Semiconductor Equipment — 2.6%
Applied Materials, Inc.	147,000	7,335,300
Telecom Equipment-Fiber Optics — 3.7%
Corning, Inc.	375,800	10,717,816
Telephone-Integrated — 5.4%
Verizon Communications, Inc.	257,000	15,512,520
Tobacco — 3.4%
Philip Morris International, Inc.	129,600	9,840,528
Transport-Rail — 3.7%
CSX Corp.	90,000	6,234,300
Union Pacific Corp.	27,100	4,389,658
		10,623,958
Total Long-Term Investment Securities (cost $234,560,617)		284,503,153
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 09/30/2019, to be purchased 10/01/2019 in the amount of $3,453,034 and collateralized by $3,360,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $3,522,063 (cost $3,453,000)	$3,453,000	3,453,000
TOTAL INVESTMENTS (cost $238,013,617)(1)	100.1%	287,956,153
Liabilities in excess of other assets	(0.1)	(243,965)
NET ASSETS	100.0%	$287,712,188

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$284,503,153	$—	$—	$284,503,153
Repurchase Agreements	—	3,453,000	—	3,453,000
Total Investments at Value	$284,503,153	$3,453,000	$—	$287,956,153

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.8%
Domestic Fixed Income Investment Companies	20.2
International Equity Investment Companies	19.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 60.8%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	980,891	$14,811,458
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,090,655	17,308,689
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	132,548	2,605,894
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	191,289	3,110,366
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	196,841	2,627,833
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	126,538	6,161,114
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	108,733	1,573,367
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	74,431	1,525,833
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	195,159	1,838,395
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	171,128	2,743,178
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	249,784	9,371,880
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	139,448	2,716,456
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	301,585	5,232,499
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	575,067	13,818,870
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	304,827	5,023,555
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	180,286	3,849,114
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	565,436	7,774,751
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	262,517	2,924,437
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	310,799	7,372,151
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	495,704	5,383,341
Total Domestic Equity Investment Companies (cost $113,147,311)		117,773,181
Domestic Fixed Income Investment Companies — 20.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	289,484	4,585,430
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	481,421	5,902,219
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	497,408	$4,874,600
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	35,907	387,792
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	244,645	3,434,814
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	917,961	9,904,794
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	145,266	1,504,958
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	718,505	6,811,431
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	305,306	1,761,613
Total Domestic Fixed Income Investment Companies (cost $37,376,189)		39,167,651
International Equity Investment Companies — 19.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,431,577	13,070,301
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	165,022	2,227,802
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	248,002	3,841,555
SunAmerica Series Trust SA International Index Portfolio, Class 1	518,731	5,648,985
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	292,493	2,301,918
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	554,624	5,623,887
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	432,236	4,261,849
Total International Equity Investment Companies (cost $37,346,607)		36,976,297
TOTAL INVESTMENTS (cost $187,870,107)(2)	100.1%	193,917,129
Liabilities in excess of other assets	(0.1)	(112,617)
NET ASSETS	100.0%	$193,804,512

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$193,917,129	$—	$—	$193,917,129

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.9%
Domestic Fixed Income Investment Companies	35.1
International Equity Investment Companies	15.0
100.0%

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.9%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,919,683	$28,987,220
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,148,903	34,103,083
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	232,162	4,564,298
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	375,770	6,110,024
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	364,029	4,859,792
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	240,550	11,712,389
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	225,256	3,259,456
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	185,348	3,799,624
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	406,536	3,829,567
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	302,831	4,854,382
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	487,574	18,293,768
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	281,570	5,484,988
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	505,838	8,776,291
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,240,678	29,813,485
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	488,627	8,052,578
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	373,164	7,967,059
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,195,930	16,444,031
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	416,825	4,643,433
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	582,740	13,822,587
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	973,849	10,576,001
Total Domestic Equity Investment Companies (cost $215,315,490)		229,954,056
Domestic Fixed Income Investment Companies — 35.1%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,063,454	16,845,117
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,909,015	47,924,526
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,983,395	19,437,268
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	205,104	$2,215,119
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	696,201	9,774,655
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,263,234	24,420,300
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	628,565	6,511,932
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,900,489	27,496,632
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,192,399	6,880,141
Total Domestic Fixed Income Investment Companies (cost $153,738,960)		161,505,690
International Equity Investment Companies — 15.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,569,584	23,460,303
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	310,319	4,189,312
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	500,465	7,752,202
SunAmerica Series Trust SA International Index Portfolio, Class 1	927,317	10,098,483
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	579,817	4,563,157
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,245,797	12,632,386
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	652,880	6,437,392
Total International Equity Investment Companies (cost $68,028,648)		69,133,235
TOTAL INVESTMENTS (cost $437,083,098)(2)	100.0%	460,592,981
Liabilities in excess of other assets	0.0	(212,693)
NET ASSETS	100.0%	$460,380,288

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information on the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$460,592,981	$—	$—	$460,592,981

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	45.3%
Domestic Equity Investment Companies	44.0
International Equity Investment Companies	10.8
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 44.0%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,246,825	$18,827,058
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,214,796	19,278,809
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	151,431	2,977,138
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	224,745	3,654,351
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	202,954	2,709,430
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	139,414	6,788,057
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	133,345	1,929,507
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	55,358	1,134,848
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	157,819	1,486,650
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	140,303	2,249,055
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	271,152	10,173,610
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	146,011	2,844,290
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	268,817	4,663,977
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	625,603	15,033,244
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	250,081	4,121,341
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	275,617	5,884,415
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	639,600	8,794,498
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	193,285	2,153,190
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	341,620	8,103,238
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	618,820	6,720,387
Total Domestic Equity Investment Companies (cost $121,631,331)		129,527,093
Domestic Fixed Income Investment Companies — 45.3%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	878,623	13,917,392
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,215,305	39,419,644
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,590,270	$15,584,642
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	139,750	1,509,304
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	572,181	8,033,425
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,876,220	20,244,410
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	730,093	7,563,760
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,258,427	21,409,891
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	965,772	5,572,502
Total Domestic Fixed Income Investment Companies (cost $127,078,536)		133,254,970
International Equity Investment Companies — 10.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,355,111	12,372,163
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	177,523	2,396,562
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	300,693	4,657,735
SunAmerica Series Trust SA International Index Portfolio, Class 1	156,314	1,702,254
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	279,300	2,198,088
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	575,013	5,830,632
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	278,983	2,750,773
Total International Equity Investment Companies (cost $31,442,497)		31,908,207
TOTAL INVESTMENTS (cost $280,152,364)(2)	100.1%	294,690,270
Liabilities in excess of other assets	(0.1)	(151,651)
NET ASSETS	100.0%	$294,538,619

#  The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$294,690,270	$—	$—	$294,690,270

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2019 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	60.0%
Domestic Equity Investment Companies	32.2
International Equity Investment Companies	7.9
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 32.2%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	613,590	$9,265,206
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	623,880	9,900,981
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	86,857	1,707,613
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	120,314	1,956,307
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	114,492	1,528,465
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	80,434	3,916,329
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	70,323	1,017,575
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	33,206	680,716
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	123,033	1,158,975
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	75,807	1,215,184
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	147,635	5,539,272
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	83,267	1,622,040
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	204,075	3,540,696
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	325,263	7,816,078
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	213,409	3,516,982
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	132,011	2,818,442
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	364,715	5,014,834
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	102,181	1,138,300
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	185,723	4,405,361
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	355,449	3,860,177
Total Domestic Equity Investment Companies (cost $67,680,163)		71,619,533
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 60.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	838,459	$13,281,188
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,442,153	42,200,798
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,613,879	15,816,018
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	151,187	1,632,822
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	643,110	9,029,268
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,845,657	19,914,638
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	583,037	6,040,260
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,158,889	20,466,270
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	884,233	5,102,023
Total Domestic Fixed Income Investment Companies (cost $127,334,811)		133,483,285
International Equity Investment Companies — 7.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	604,037	5,514,860
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	104,443	1,409,975
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	180,360	2,793,772
SunAmerica Series Trust SA International Index Portfolio, Class 1	135,712	1,477,908
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	140,890	1,108,805
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	356,631	3,616,241
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	178,682	1,761,808
Total International Equity Investment Companies (cost $17,600,425)		17,683,369
TOTAL INVESTMENTS (cost $212,615,399)(2)	100.1%	222,786,187
Liabilities in excess of other assets	(0.1)	(124,789)
NET ASSETS	100.0%	$222,661,398

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2019 (unaudited) (continued)

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$222,786,187	$—	$—	$222,786,187

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$50,011,968	$86,900,973	$64,679,233	$53,732,376	$170,068,879
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	115,000	955,000	745,000	855,000	3,041,000
Cash	274,786	314,905	5,535	4,702	—
Foreign cash*	82	30	—	—	137,928
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	53,245	146,972	101,253	61,188	—
Receivable for:
Fund shares sold	911	1,211	24,721	29,212	487,391
Dividends and interest	85,679	206,216	214,668	213,966	466,498
Investments sold	464,643	626,197	393,883	198,979	111,852
Investments sold on an extended settlement basis	—	—	415,516	415,516	19,175
Receipts on swap contracts	95	248	288	213	17,305
Prepaid expenses and other assets	6,472	6,847	5,845	5,784	6,314
Due from investment adviser for expense reimbursements/fee waivers	2,727	3,242	1,824	1,075	21,048
Variation margin on futures contracts	1,026	2,524	1,766	2,718	53,967
Unrealized appreciation on forward foreign currency contracts	973	6,140	6,554	4,697	5,290
Swap premiums paid	—	—	—	7,532	—
Unrealized appreciation on swap contracts	—	—	—	—	220,731
Total assets	51,017,607	89,170,505	66,596,086	55,532,958	174,657,378
LIABILITIES:
Payable for:
Fund shares redeemed	23,453	19,468	11,516	10,973	86,336
Investments purchased	427,789	969,741	600,085	499,901	124,693
Investments purchased on an extended settlement basis	3,323,969	9,791,652	10,483,188	11,352,494	2,087,249
Payments on swap contracts	1,003	2,623	3,048	2,276	10,885
Investment advisory and management fees	34,673	55,105	36,934	27,595	119,274
Service fees — Class 2	2,101	4,764	3,710	2,968	6,122
Service fees — Class 3	4,353	6,442	3,601	2,956	21,889
Transfer agent fees and expenses	100	100	100	125	526
Trustees' fees and expenses	308	504	348	276	1,033
Other accrued expenses	146,821	160,841	133,188	132,857	234,360
Accrued foreign tax on capital gains	—	—	—	—	8,740
Variation margin on futures contracts	413	1,269	1,697	1,253	17,651
Due to custodian	—	—	—	—	76,801
Due to custodian for foreign cash	—	—	23	42	—
Due to broker	—	—	—	—	60,345
Unrealized depreciation on forward foreign currency contracts	—	—	1,229	—	70,886
Swap premiums received	2,746	7,181	8,343	6,231	—
Unrealized depreciation on swap contracts	29,405	76,975	89,563	64,744	249,369
Commitments (Note 13)	—	—	—	—	—
Total liabilities	3,997,134	11,096,665	11,376,573	12,104,691	3,176,159
NET ASSETS	$47,020,473	$78,073,840	$55,219,513	$43,428,267	$171,481,219
* Cost
Investments (unaffiliated)	$47,131,660	$82,296,808	$62,454,161	$51,964,293	$156,071,521
Investments (affiliated)	$—	$—	$—	$—	—
Foreign cash	$94	$21	$(32)	$(42)	$138,091

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$33,598,639	$59,356,777	$45,352,569	$37,704,935	$149,779,005
Total accumulated earnings (loss)	13,421,834	18,717,063	9,866,944	5,723,332	21,702,214
NET ASSETS	$47,020,473	$78,073,840	$55,219,513	$43,428,267	$171,481,219
Class 1 (unlimited shares authorized):
Net assets	$9,105,070	$8,834,487	$7,812,320	$5,078,513	$14,486,572
Shares of beneficial interest issued and outstanding	536,013	673,743	666,295	436,518	1,203,162
Net asset value, offering and redemption price per share	$16.99	$13.11	$11.73	$11.63	$12.04
Class 2 (unlimited shares authorized):
Net assets	$16,901,711	$38,368,517	$29,925,177	$24,005,018	$49,532,862
Shares of beneficial interest issued and outstanding	996,352	2,932,574	2,557,270	2,067,409	4,116,240
Net asset value, offering and redemption price per share	$16.96	$13.08	$11.70	$11.61	$12.03
Class 3 (unlimited shares authorized):
Net assets	$21,013,692	$30,870,836	$17,482,016	$14,344,736	$107,461,785
Shares of beneficial interest issued and outstanding	1,241,818	2,363,181	1,493,761	1,236,050	8,961,144
Net asset value, offering and redemption price per share	$16.92	$13.06	$11.70	$11.61	$11.99

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$390,052,859	$491,032,830	$719,170,881	$219,299,501	$226,608,000
Investments at value (affiliated)*	—	—	1,040,030	—	—
Repurchase agreements (cost approximates value)	—	802,000	2,718,000	1,304,000	419,000
Cash	—	532,949	7,428,389	14,349	5,208
Foreign cash*	—	—	2	1	26,633
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	11
Receivable for:
Fund shares sold	17,215	22,319	12,529	64,025	5,355
Dividends and interest	108,101	238,642	950,859	63,387	430,863
Investments sold	531,297	2,864,941	11,736,667	44,058	222,674
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,989	6,846	7,185	5,897	5,874
Due from investment adviser for expense reimbursements/fee waivers	—	30,652	—	—	—
Variation margin on futures contracts	—	10,800	7,000	2,660	5,320
Unrealized appreciation on forward foreign currency contracts	—	—	221,573	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	390,715,461	495,541,979	743,293,115	220,797,878	227,728,938
LIABILITIES:
Payable for:
Fund shares redeemed	216,277	416,738	764,397	171,434	211,076
Investments purchased	280,321	2,901,119	11,180,484	167,827	105,338
Investments purchased on an extended settlement basis	—	—	—	—	5,368
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	271,087	316,569	448,951	156,707	158,255
Service fees — Class 2	4,876	3,932	2,899	2,721	2,649
Service fees — Class 3	6,667	3,525	2,563	2,976	2,818
Transfer agent fees and expenses	459	301	276	376	376
Trustees' fees and expenses	2,520	3,114	4,662	1,404	1,456
Other accrued expenses	141,255	168,891	221,971	156,190	172,662
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	29	31	5	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,406	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	923,462	3,814,218	12,628,640	659,640	659,998
NET ASSETS	$389,791,999	$491,727,761	$730,664,475	$220,138,238	$227,068,940
* Cost
Investments (unaffiliated)	$278,794,766	$393,664,501	$629,803,006	$170,947,889	$206,100,072
Investments (affiliated)	$—	$—	$1,051,239	$—	$—
Foreign cash	$—	$—	$2	$1	$26,726

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$234,906,681	$287,939,601	$584,296,191	$133,581,372	$188,266,532
Total accumulated earnings (loss)	154,885,318	203,788,160	146,368,284	86,556,866	38,802,408
NET ASSETS	$389,791,999	$491,727,761	$730,664,475	$220,138,238	$227,068,940
Class 1 (unlimited shares authorized):
Net assets	$318,872,804	$443,220,553	$694,679,164	$184,203,813	$191,857,397
Shares of beneficial interest issued and outstanding	13,713,936	29,350,997	43,762,907	9,368,805	11,796,675
Net asset value, offering and redemption price per share	$23.25	$15.10	$15.87	$19.66	$16.26
Class 2 (unlimited shares authorized):
Net assets	$39,007,163	$31,508,970	$23,519,802	$21,681,445	$21,464,982
Shares of beneficial interest issued and outstanding	1,744,876	2,138,237	1,484,298	1,162,146	1,324,717
Net asset value, offering and redemption price per share	$22.36	$14.74	$15.85	$18.66	$16.20
Class 3 (unlimited shares authorized):
Net assets	$31,912,032	$16,998,238	$12,465,509	$14,252,980	$13,746,561
Shares of beneficial interest issued and outstanding	1,462,933	1,167,892	787,195	787,715	850,471
Net asset value, offering and redemption price per share	$21.81	$14.55	$15.84	$18.09	$16.16

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$249,648,281	$344,953,229	$1,143,967,327	$729,245,022	$284,503,153
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,040,000	5,932,000	11,565,000	8,810,000	3,453,000
Cash	2,605,012	767,971	57,261	38,235	382
Foreign cash*	—	411,352	5,388	8,317	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	214,025	15	2,426,360	6,567	—
Receivable for:
Fund shares sold	20,378	95,695	4,320	13,335	3,281
Dividends and interest	166,467	2,532,380	6,015,762	1,704,100	278,634
Investments sold	258,264	240,694	5,172,970	104,824	—
Investments sold on an extended settlement basis	474,267	—	3,407,099	396,430	—
Receipts on swap contracts	—	—	153,323	—	—
Prepaid expenses and other assets	11,041	6,308	8,271	6,227	11,180
Due from investment adviser for expense reimbursements/fee waivers	—	11,597	—	27,882	76,411
Variation margin on futures contracts	2,295	26,400	48,352	10,688	—
Unrealized appreciation on forward foreign currency contracts	—	—	66,610	2,080,026	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	254,440,030	354,977,641	1,172,898,043	742,451,653	288,326,041
LIABILITIES:
Payable for:
Fund shares redeemed	239,480	282,150	858,042	1,422,701	258,104
Investments purchased	770,501	628,717	2,977,478	—	—
Investments purchased on an extended settlement basis	108,832	16,370	184,902,887	65,699,850	—
Payments on swap contracts	—	—	351,098	—	—
Investment advisory and management fees	177,593	271,172	507,066	327,195	234,735
Service fees — Class 2	1,829	2,140	2,456	—	1,626
Service fees — Class 3	2,081	2,632	2,544	78,297	1,816
Transfer agent fees and expenses	276	351	326	401	175
Trustees' fees and expenses	1,656	2,798	5,907	4,435	1,883
Other accrued expenses	163,211	404,273	392,612	264,577	115,514
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	14,481	24,972	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,127	28,477	—
Swap premiums received	—	—	145,527	—	—
Unrealized depreciation on swap contracts	—	—	2,076,018	—	—
Commitments (Note 13)	—	—	—	11,944	—
Total liabilities	1,465,459	1,610,603	192,237,569	67,862,849	613,853
NET ASSETS	$252,974,571	$353,367,038	$980,660,474	$674,588,804	$287,712,188
* Cost
Investments (unaffiliated)	$209,557,730	$325,919,692	$1,103,386,145	$735,308,752	$234,560,617
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$411,844	$5,310	$8,337	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$190,161,053	$287,899,777	$905,580,330	$681,586,843	$223,468,784
Total accumulated earnings (loss)	62,813,518	65,467,261	75,080,144	(6,998,039)	64,243,404
NET ASSETS	$252,974,571	$353,367,038	$980,660,474	$674,588,804	$287,712,188
Class 1 (unlimited shares authorized):
Net assets	$228,123,394	$323,030,774	$948,449,853	$295,310,144	$265,667,038
Shares of beneficial interest issued and outstanding	17,084,568	35,394,578	77,356,243	30,122,364	14,740,592
Net asset value, offering and redemption price per share	$13.35	$9.13	$12.26	$9.80	$18.02
Class 2 (unlimited shares authorized):
Net assets	$14,759,348	$17,443,199	$19,867,193	$—	$13,209,313
Shares of beneficial interest issued and outstanding	1,137,736	1,908,818	1,622,750	—	731,005
Net asset value, offering and redemption price per share	$12.97	$9.14	$12.24	$—	$18.07
Class 3 (unlimited shares authorized):
Net assets	$10,091,829	$12,893,065	$12,343,428	$379,278,660	$8,835,837
Shares of beneficial interest issued and outstanding	792,642	1,415,861	1,013,861	38,984,679	488,710
Net asset value, offering and redemption price per share	$12.73	$9.11	$12.17	$9.73	$18.08

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—
Investments at value (affiliated)*	193,917,129	460,592,981	294,690,270	222,786,187
Repurchase agreements (cost approximates value)	—	—	—	—
Cash	—	—	—	—
Foreign cash*	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	161,705	111,326	67	33,734
Dividends and interest	—	—	—	—
Investments sold	—	440,848	313,825	256,646
Investments sold on an extended settlement basis	—	—	—	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	5,789	6,043	5,912	5,853
Due from investment adviser for expense reimbursements/fee waivers	1,576	3,781	2,426	1,832
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Swap premiums paid	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—
Total assets	194,086,199	461,154,979	295,012,500	223,084,252
LIABILITIES:
Payable for:
Fund shares redeemed	17,688	552,160	313,883	290,373
Investments purchased	144,011	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—
Payments on swap contracts	—	—	—	—
Investment advisory and management fees	15,762	37,807	24,268	18,317
Service fees — Class 2	—	—	—	—
Service fees — Class 3	39,373	94,400	60,625	45,763
Transfer agent fees and expenses	175	200	200	200
Trustees' fees and expenses	1,008	2,884	1,833	1,338
Other accrued expenses	63,670	87,240	73,072	66,863
Accrued foreign tax on capital gains	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—
Commitments (Note 13)	—	—	—	—
Total liabilities	281,687	774,691	473,881	422,854
NET ASSETS	$193,804,512	$460,380,288	$294,538,619	$222,661,398
* Cost
Investments (unaffiliated)	$—	$—	$—	$—
Investments (affiliated)	$187,870,107	$437,083,098	$280,152,364	$212,615,399
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2019 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$182,834,021	$423,512,505	$273,856,229	$210,908,229
Total accumulated earnings (loss)	10,970,491	36,867,783	20,682,390	11,753,169
NET ASSETS	$193,804,512	$460,380,288	$294,538,619	$222,661,398
Class 1 (unlimited shares authorized):
Net assets	$154,119	$572,391	$221,875	$143,504
Shares of beneficial interest issued and outstanding	11,146	54,408	20,809	14,190
Net asset value, offering and redemption price per share	$13.83	$10.52	$10.66	$10.11
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$193,650,393	$459,807,897	$294,316,744	$222,517,894
Shares of beneficial interest issued and outstanding	14,047,633	43,760,508	27,645,793	22,027,856
Net asset value, offering and redemption price per share	$13.79	$10.51	$10.65	$10.10

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2019 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$133,288	$184,112	$44,540	$18,184	$1,736,253
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	221,535	585,927	664,248	660,444	925,200
Total investment income*	354,823	770,039	708,788	678,628	2,661,453
Expenses:
Investment advisory and management fees	216,678	342,927	228,010	171,112	719,718
Service Fees:
Class 2	13,229	29,520	22,937	18,554	37,851
Class 3	27,133	40,260	22,123	18,148	130,179
Transfer agent fees and expenses	305	305	305	382	1,602
Custodian and accounting fees	43,758	51,109	40,241	40,440	82,673
Reports to shareholders	2,850	4,754	3,396	2,614	9,188
Audit and tax fees	41,505	41,505	38,482	38,482	45,041
Legal fees	12,290	14,139	13,146	12,982	10,778
Trustees' fees and expenses	592	969	667	534	2,077
Interest expense	403	491	162	58	—
Other expenses	13,555	13,669	9,547	9,497	14,584
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	372,298	539,648	379,016	312,803	1,053,691
Fees waived and expenses reimbursed by investment advisor (Note 3)	(15,814)	(18,834)	(10,797)	(6,301)	(127,009)
Fees paid indirectly (Note 5)	(593)	(881)	(53)	(23)	(138)
Net expenses	355,891	519,933	368,166	306,479	926,544
Net investment income (loss)	(1,068)	250,106	340,622	372,149	1,734,909
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,074,475	7,595,425	4,309,976	2,134,535	(379,810)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(22,139)	(70,697)	(27,869)	(119,676)	(651,512)
Forward contracts	6,736	29,900	35,559	28,596	(98,251)
Swap contracts	(17,443)	(42,776)	(48,182)	(48,600)	188,462
Written options contracts	—	—	—	—	7,327
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,743)	(3,961)	(3,927)	(2,870)	(6,321)
Net realized gain (loss) on investments and foreign currencies	6,039,886	7,507,891	4,265,557	1,991,985	(940,105)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(4,211,669)	(4,529,956)	(1,725,623)	(80,985)	3,689,832
Investments (affiliated)	—	—	—	—	—
Futures contracts	(2,410)	(16,697)	(20,402)	14,717	(58,549)
Forward contracts	(1,433)	(3,294)	(6,186)	(5,872)	(45,065)
Swap contracts	(27,066)	(71,759)	(84,108)	(73,177)	(29,562)
Change in net realized foreign exchange gain (loss) on other assets and liabilities	(195)	(433)	(272)	(472)	(184)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(4,778)
Net unrealized gain (loss) on investments and foreign currencies	(4,242,773)	(4,622,139)	(1,836,591)	(145,789)	3,551,694
Net realized and unrealized gain (loss) on investments and foreign currencies	1,797,113	2,885,752	2,428,966	1,846,196	2,611,589
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,796,045	$3,135,858	$2,769,588	$2,218,345	$4,346,498
* Net of foreign withholding taxes on interest and dividends of	$1,257	$2,554	$2,459	$2,235	$61,154
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2019 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,536,118	$2,500,932	$9,708,549	$780,524	$2,530,302
Dividends (affiliated)	—	—	11,973	—	—
Interest (unaffiliated)	31,519	51,528	34,547	37,654	60,879
Total investment income*	1,567,637	2,552,460	9,755,069	818,178	2,591,181
Expenses:
Investment advisory and management fees	1,674,627	1,947,149	2,760,186	971,174	974,198
Service Fees:
Class 2	30,275	24,217	17,741	16,908	16,297
Class 3	41,274	21,988	15,965	18,607	17,456
Transfer agent fees and expenses	1,408	916	839	1,145	1,145
Custodian and accounting fees	33,536	40,525	56,518	26,740	34,775
Reports to shareholders	21,307	29,905	37,699	12,484	11,613
Audit and tax fees	29,738	32,739	32,002	32,768	33,549
Legal fees	12,935	23,553	18,188	10,580	10,300
Trustees' fees and expenses	4,919	5,991	8,980	2,746	2,794
Interest expense	—	1,238	1,425	—	—
Other expenses	10,395	14,508	16,422	30,655	31,629
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,860,414	2,142,729	2,965,965	1,123,807	1,133,756
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(181,402)	—	—	—
Fees paid indirectly (Note 5)	—	(515)	(948)	(41)	—
Net expenses	1,860,414	1,960,812	2,965,017	1,123,766	1,133,756
Net investment income (loss)	(292,777)	591,648	6,790,052	(305,588)	1,457,425
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	10,971,656	45,602,676	2,834,379	16,410,201	4,933,028
Investments (affiliated)	—	—	(2,991)	—	—
Futures contracts	—	125,320	71,870	12,535	25,069
Forward contracts	—	—	536,926	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	1,751	(4,113)	(3,272)	345	420
Net realized gain (loss) on investments and foreign currencies	10,973,407	45,723,883	3,436,912	16,423,081	4,958,517
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(822,318)	(21,112,779)	31,819,193	(7,953,385)	1,652,171
Investments (affiliated)	—	—	243,606	—	—
Futures contracts	—	(54,700)	(16,800)	(6,434)	(12,869)
Forward contracts	—	—	72,089	—	—
Swap contracts	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	1	2	(326)	(99)	(186)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(822,317)	(21,167,477)	32,117,762	(7,959,918)	1,639,116
Net realized and unrealized gain (loss) on investments and foreign currencies	10,151,090	24,556,406	35,554,674	8,463,163	6,597,633
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,858,313	$25,148,054	$42,344,726	$8,157,575	$8,055,058
* Net of foreign withholding taxes on interest and dividends of	$13,065	$4,835	$85,384	$1,192	$12,340
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2019 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,543,422	$7,392,932	$11,783	$78,008	$3,666,912
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	36,505	16,179	15,947,476	13,835,889	7,007
Total investment income*	1,579,927	7,409,111	15,959,259	13,913,897	3,673,919
Expenses:
Investment advisory and management fees	1,096,877	1,771,413	3,033,094	2,080,711	1,453,926
Service Fees:
Class 2	11,278	13,204	14,873	—	10,064
Class 3	12,958	16,520	15,597	477,598	11,406
Transfer agent fees and expenses	839	1,068	992	1,196	510
Custodian and accounting fees	44,857	158,726	129,185	69,146	26,428
Reports to shareholders	12,798	16,659	51,451	38,489	14,710
Audit and tax fees	33,788	57,879	39,639	40,018	27,466
Legal fees	10,273	12,216	24,555	24,434	11,781
Trustees' fees and expenses	3,164	5,325	11,597	8,673	3,599
Interest expense	—	1,350	—	10,518	91
Other expenses	19,342	27,461	12,103	11,620	9,903
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,246,174	2,081,821	3,333,086	2,762,403	1,569,884
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(75,952)	—	(177,792)	(472,605)
Fees paid indirectly (Note 5)	(4,461)	—	—	—	(5,259)
Net expenses	1,241,713	2,005,869	3,333,086	2,584,611	1,092,020
Net investment income (loss)	338,214	5,403,242	12,626,173	11,329,286	2,581,899
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,069,726	7,790,669	10,345,973	(2,503,387)	9,548,670
Investments (affiliated)	—	—	—	—	—
Futures contracts	(58,828)	122,251	(3,845,853)	(3,109,112)	—
Forward contracts	—	—	368,847	11,357,346	—
Swap contracts	—	—	6,575	—	—
Written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,634)	(14,015)	(214,237)	—
Net realized gain (loss) on investments and foreign currencies	5,010,898	7,911,286	6,861,527	5,530,610	9,548,670
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	599,715	(8,096,669)	31,615,806	3,949,637	(5,657,641)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(148,531)	(61,282)	1,356,714	1,677,281	—
Forward contracts	—	—	38,827	(301,916)	—
Swap contracts	—	—	(2,014,209)	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	(10,105)	(7,294)	(1,408)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	451,184	(8,168,056)	30,989,844	5,323,594	(5,657,641)
Net realized and unrealized gain (loss) on investments and foreign currencies	5,462,082	(256,770)	37,851,371	10,854,204	3,891,029
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,800,296	$5,146,472	$50,477,544	$22,183,490	$6,472,928
* Net of foreign withholding taxes on interest and dividends of	$1,365	$784,504	$28,452	$(14)	$5,100
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2019 (unaudited)

	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	—	—	—	—
Total investment income*	—	—	—	—
Expenses:
Investment advisory and management fees	89,616	230,857	147,830	110,032
Service Fees:
Class 2	—	—	—	—
Class 3	223,850	576,466	369,302	274,904
Transfer agent fees and expenses	522	635	672	621
Custodian and accounting fees	8,250	8,250	8,250	8,250
Reports to shareholders	10,825	24,461	15,696	12,095
Audit and tax fees	22,226	22,226	22,226	22,226
Legal fees	9,509	13,817	11,160	10,071
Trustees' fees and expenses	2,083	5,593	3,596	2,633
Interest expense	—	—	—	—
Other expenses	7,248	7,207	7,100	7,104
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	374,129	889,512	585,832	447,936
Fees waived and expenses reimbursed by investment advisor (Note 3)	(8,962)	(23,086)	(14,783)	(11,003)
Fees paid indirectly (Note 5)	—	—	—	—
Net expenses	365,167	866,426	571,049	436,933
Net investment income (loss)	(365,167)	(866,426)	(571,049)	(436,933)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—
Investments (affiliated)	314,035	786,334	454,933	244,779
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Written options contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	314,035	786,334	454,933	244,779
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—
Investments (affiliated)	7,060,054	19,544,233	12,928,102	9,946,295
Futures contracts	—	—	—	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	7,060,054	19,544,233	12,928,102	9,946,295
Net realized and unrealized gain (loss) on investments and foreign currencies	7,374,089	20,330,567	13,383,035	10,191,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,008,922	$19,464,141	$12,811,986	$9,754,141
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,068)	$192,130	$250,106	$725,316	$340,622	$892,091
Net realized gain (loss) on investments and foreign currencies	6,039,886	4,588,014	7,507,891	6,198,517	4,265,557	2,444,572
Net unrealized gain (loss) on investments and foreign currencies	(4,242,773)	(1,263,314)	(4,622,139)	(1,807,332)	(1,836,591)	151,728
Net increase (decrease) in net assets resulting from operations	1,796,045	3,516,830	3,135,858	5,116,501	2,769,588	3,488,391
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(956,510)	—	(754,889)	—	(546,115)
Distributable earnings — Class 2	—	(1,799,882)	—	(3,243,043)	—	(1,976,441)
Distributable earnings — Class 3	—	(2,159,048)	—	(2,588,998)	—	(1,102,882)
Total distributions to shareholders	—	(4,915,440)	—	(6,586,930)	—	(3,625,438)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,912,664)	(2,446,803)	(5,810,151)	(5,727,302)	(2,977,631)	(5,072,504)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,116,619)	(3,845,413)	(2,674,293)	(7,197,731)	(208,043)	(5,209,551)
NET ASSETS:
Beginning of period	49,137,092	52,982,505	80,748,133	87,945,864	55,427,556	60,637,107
End of period	$47,020,473	$49,137,092	$78,073,840	$80,748,133	$55,219,513	$55,427,556

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$372,149	$893,261	$1,734,909	$2,033,716	$(292,777)	$(32,850)
Net realized gain (loss) on investments and foreign currencies	1,991,985	987,103	(940,105)	5,448,107	10,973,407	33,908,545
Net unrealized gain (loss) on investments and foreign currencies	(145,789)	377,200	3,551,694	(3,668,025)	(822,317)	6,819,112
Net increase (decrease) in net assets resulting from operations	2,218,345	2,257,564	4,346,498	3,813,798	9,858,313	40,694,807
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(262,717)	—	(837,278)	—	(77,540,085)
Distributable earnings — Class 2	—	(1,232,788)	—	(2,792,694)	—	(9,974,040)
Distributable earnings — Class 3	—	(747,492)	—	(5,032,322)	—	(8,275,256)
Total distributions to shareholders	—	(2,242,997)	—	(8,662,294)	—	(95,789,381)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,897,962)	(4,412,546)	1,004,115	22,205,678	(21,810,746)	44,373,973
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,679,617)	(4,397,979)	5,350,613	17,357,182	(11,952,433)	(10,720,601)
NET ASSETS:
Beginning of period	45,107,884	49,505,863	166,130,606	148,773,424	401,744,432	412,465,033
End of period	$43,428,267	$45,107,884	$171,481,219	$166,130,606	$389,791,999	$401,744,432

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$591,648	$2,048,377	$6,790,052	$14,736,928	$(305,588)	$(222,044)
Net realized gain (loss) on investments and foreign currencies	45,723,883	58,618,768	3,436,912	41,235,361	16,423,081	22,769,887
Net unrealized gain (loss) on investments and foreign currencies	(21,167,477)	(9,268,564)	32,117,762	(24,087,555)	(7,959,918)	4,371,468
Net increase (decrease) in net assets resulting from operations	25,148,054	51,398,581	42,344,726	31,884,734	8,157,575	26,919,311
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(69,755,898)	—	(97,896,896)	—	(19,737,962)
Distributable earnings — Class 2	—	(5,057,440)	—	(3,390,043)	—	(2,500,958)
Distributable earnings — Class 3	—	(2,832,651)	—	(1,848,688)	—	(1,721,940)
Total distributions to shareholders	—	(77,645,989)	—	(103,135,627)	—	(23,960,860)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,931,596)	9,843,766	(51,253,656)	(56,978,057)	(12,836,347)	(8,066,139)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,783,542)	(16,403,642)	(8,908,930)	(128,228,950)	(4,678,772)	(5,107,688)
NET ASSETS:
Beginning of period	495,511,303	511,914,945	739,573,405	867,802,355	224,817,010	229,924,698
End of period	$491,727,761	$495,511,303	$730,664,475	$739,573,405	$220,138,238	$224,817,010

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,457,425	$2,553,273	$338,214	$488,665	$5,403,242	$11,039,560
Net realized gain (loss) on investments and foreign currencies	4,958,517	11,783,994	5,010,898	18,890,499	7,911,286	30,511,662
Net unrealized gain (loss) on investments and foreign currencies	1,639,116	(10,386,673)	451,184	(21,064,947)	(8,168,056)	(62,377,985)
Net increase (decrease) in net assets resulting from operations	8,055,058	3,950,594	5,800,296	(1,685,783)	5,146,472	(20,826,763)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(15,528,212)	—	(18,466,090)	—	(11,751,350)
Distributable earnings — Class 2	—	(1,750,242)	—	(1,197,875)	—	(485,644)
Distributable earnings — Class 3	—	(1,110,901)	—	(847,374)	—	(358,050)
Total distributions to shareholders	—	(18,389,355)	—	(20,511,339)	—	(12,595,044)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(13,350,149)	(5,757,996)	(15,229,650)	(739,834)	(93,747,462)	(140,720,843)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,295,091)	(20,196,757)	(9,429,354)	(22,936,956)	(88,600,990)	(174,142,650)
NET ASSETS:
Beginning of period	232,364,031	252,560,788	262,403,925	285,340,881	441,968,028	616,110,678
End of period	$227,068,940	$232,364,031	$252,974,571	$262,403,925	$353,367,038	$441,968,028

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Value
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,626,173	$26,650,817	$11,329,286	$8,315,489	$2,581,899	$9,112,204
Net realized gain (loss) on investments and foreign currencies	6,861,527	(5,071,831)	5,530,610	25,931,418	9,548,670	10,460,732
Net unrealized gain (loss) on investments and foreign currencies	30,989,844	15,739,856	5,323,594	(18,344,152)	(5,657,641)	(14,059,997)
Net increase (decrease) in net assets resulting from operations	50,477,544	37,318,842	22,183,490	15,902,755	6,472,928	5,512,939
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(28,725,661)	—	(12,751,810)	—	(38,558,899)
Distributable earnings — Class 2	—	(557,493)	—	—	—	(1,793,836)
Distributable earnings — Class 3	—	(363,804)	—	(13,319,152)	—	(1,208,476)
Total distributions to shareholders	—	(29,646,958)	—	(26,070,962)	—	(41,561,211)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(31,163,577)	(108,871,000)	(72,356,088)	(42,515,857)	(15,221,178)	19,615,435
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,313,967	(101,199,116)	(50,172,598)	(52,684,064)	(8,748,250)	(16,432,837)
NET ASSETS:
Beginning of period	961,346,507	1,062,545,623	724,761,402	777,445,466	296,460,438	312,893,275
End of period	$980,660,474	$961,346,507	$674,588,804	$724,761,402	$287,712,188	$296,460,438

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Growth		SA Allocation Moderate Growth
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(365,167)	$2,165,801	$(866,426)	$7,976,007
Net realized gain (loss) on investments and foreign currencies	314,035	8,829,590	786,334	25,810,861
Net unrealized gain (loss) on investments and foreign currencies	7,060,054	(5,312,230)	19,544,233	(15,211,589)
Net increase (decrease) in net assets resulting from operations	7,008,922	5,683,161	19,464,141	18,575,279
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(28,926)	—	(24,207)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(15,620,036)	—	(74,578,805)
Total distributions to shareholders	—	(15,648,962)	—	(74,603,012)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	25,665,302	49,657,673	(21,950,758)	11,134,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,674,224	39,691,872	(2,486,617)	(44,893,516)
NET ASSETS:
Beginning of period	161,130,288	121,438,416	462,866,905	507,760,421
End of period	$193,804,512	$161,130,288	$460,380,288	$462,866,905

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019	For the six months ended September 30, 2019 (unaudited)	For the year ended March 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(571,049)	$5,377,236	$(436,933)	$4,393,021
Net realized gain (loss) on investments and foreign currencies	454,933	13,334,070	244,779	6,625,673
Net unrealized gain (loss) on investments and foreign currencies	12,928,102	(6,253,407)	9,946,295	(2,507,575)
Net increase (decrease) in net assets resulting from operations	12,811,986	12,457,899	9,754,141	8,511,119
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(17,134)	—	(15,311)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	—	(42,807,399)	—	(28,786,501)
Total distributions to shareholders	—	(42,824,533)	—	(28,801,812)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(13,342,733)	11,028,703	(2,899,708)	10,239,339
TOTAL INCREASE (DECREASE) IN NET ASSETS	(530,747)	(19,337,931)	6,854,433	(10,051,354)
NET ASSETS:
Beginning of period	295,069,366	314,407,297	215,806,965	225,858,319
End of period	$294,538,619	$295,069,366	$222,661,398	$215,806,965

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 19 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The SA Multi-Managed Income Portfolio seeks capital preservation.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the

Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2019, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2019, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2019, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Interest Rate Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth Portfolio	$891	$—	$—	$—	$413	$29,405	$—	$—
SA Multi-Managed Moderate Growth Portfolio	2,344	—	—	—	1,269	76,975	—	—
SA Multi-Managed Income/ Equity Portfolio	1,766	—	—	—	1,697	89,563	—	—
SA Multi-Managed Income Portfolio	2,718	—	—	—	1,253	64,744	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	3,672	—	—	—	5,156	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	48,352	—	—	—	14,481	2,074,440	—	—
SA Wellington Real Return Portfolio	10,688	—	—	—	24,972	—	—	—
	Equity Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth Portfolio	$135	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	180	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	50,295	220,731	—	—	12,495	249,369	—	—
SA Multi-Managed Large Cap Growth Portfolio	10,800	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	7,000	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	2,660	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	5,320	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	2,295	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	26,400	—	—	—	—	—	—	—
	Credit Contracts
	Asset Derivatives				Liability Derivatives
SA Multi-Managed Diversified Fixed Income Portfolio	$—	$—	$—	$—	$—	$1,578	$—	$—

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Foreign Exchange Contracts
Portfolio	Asset Derivatives				Liability Derivatives
SA Multi-Managed Growth Portfolio	$—	$—	$—	$973	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	—	—	—	6,140	—	—	—	—
SA Multi-Managed Income/ Equity Portfolio	—	—	—	6,554	—	—	—	1,229
SA Multi-Managed Income Portfolio	—	—	—	4,697	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	—	5,290	—	—	—	70,886
SA Multi-Managed Large Cap Value Portfolio	—	—	—	221,573	—	—	—	2,406
SA Multi-Managed Diversified Fixed Income Portfolio	—	—	—	66,610	—	—	—	1,127
SA Wellington Real Return Portfolio	—	—	—	2,080,026	—	—	—	28,477

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments at value (unaffiliated)

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
SA Multi-Managed Growth Portfolio	$7,223
SA Multi-Managed Moderate Growth Portfolio	18,786
SA Multi-Managed Income/Equity Portfolio	36,574
SA Multi-Managed Income Portfolio	31,792
SA Putnam Asset Allocation Diversified Growth Portfolio	(271,157)
SA Multi-Managed Large Cap Growth Portfolio	(27,420)
SA Multi-Managed Large Cap Value Portfolio	(19,470)
SA Multi-Managed Mid Cap Growth Portfolio	(4,738)
SA Multi-Managed Mid Cap Value Portfolio	(9,477)
SA Multi-Managed Small Cap Portfolio	(144,124)
SA Multi-Managed International Equity Portfolio	(46,938)
SA Multi-Managed Diversified Fixed Income Portfolio	647,964
SA Wellington Real Return Portfolio	401,092

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA Multi-Managed Growth Portfolio	$(31,152)	$(17,443)	$—	$(7,930)	$—
SA Multi-Managed Moderate Growth Portfolio	(57,549)	(42,776)	—	(20,890)	—
SA Multi-Managed Income/Equity Portfolio	(27,869)	(48,182)	—	(23,307)	—
SA Multi-Managed Income Portfolio	(119,676)	(48,600)	—	(23,611)	—
SA Putnam Asset Allocation Diversified Growth Portfolio	(715,853)	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	(3,845,853)	13,114	—	(301,414)	—
SA Wellington Real Return Portfolio	(3,109,112)	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth Portfolio	$9,013	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	(13,148)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	64,341	188,462	7,327	—	—
SA Multi-Managed Large Cap Growth Portfolio	125,320	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	71,870	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	12,535	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	25,069	—	—	—	—
SA Multi-Managed Small Cap Portfolio	(58,828)	—	—	—	—
SA Multi-Managed International Equity Portfolio	122,251	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income Portfolio	$—	$(6,539)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth Portfolio	$—	$—	$—	$—	$6,736
SA Multi-Managed Moderate Growth Portfolio	—	—	—	—	29,900
SA Multi-Managed Income/Equity Portfolio	—	—	—	—	35,559
SA Multi-Managed Income Portfolio	—	—	—	—	28,596
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	—	—	(98,251)
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	536,926
SA Multi-Managed Diversified Fixed Income Portfolio	—	—	—	—	368,847
SA Wellington Real Return Portfolio	—	—	—	—	11,357,346
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Multi-Managed Growth Portfolio	$6,168	$(27,066)	$—	$7,369	$—
SA Multi-Managed Moderate Growth Portfolio	(7,372)	(71,759)	—	19,410	—
SA Multi-Managed Income/Equity Portfolio	(20,402)	(84,108)	—	21,648	—
SA Multi-Managed Income Portfolio	14,717	(73,177)	—	21,928	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA Putnam Asset Allocation Diversified Growth Portfolio	$133,992	$—	$—	$—	$—
SA Multi-Managed Diversified Fixed Income Portfolio	1,356,714	(2,012,632)	—	279,634	—
SA Wellington Real Return Portfolio	1,677,281	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth Portfolio	$(8,578)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	(9,325)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	(192,541)	(29,562)	—	—	—
SA Multi-Managed Large Cap Growth Portfolio	(54,700)	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	(16,800)	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	(6,434)	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	(12,869)	—	—	—	—
SA Multi-Managed Small Cap Portfolio	(148,531)	—	—	—	—
SA Multi-Managed International Equity Portfolio	(61,282)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income Portfolio	$—	$(1,577)	$—	$—	$—
	Foreign Exchange Contracts
SA Multi-Managed Growth Portfolio	$—	$—	$—	$—	$(1,433)
SA Multi-Managed Moderate Growth Portfolio	—	—	—	—	(3,294)
SA Multi-Managed Income/Equity Portfolio	—	—	—	—	(6,186)
SA Multi-Managed Income Portfolio	—	—	—	—	(5,872)
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	—	—	(45,065)
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	72,089
SA Multi-Managed Diversified Fixed Income Portfolio	—	—	—	—	38,827
SA Wellington Real Return Portfolio	—	—	—	—	(301,916)

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on written options contracts

(4)  Net realized gain (loss) on investments

(5)  Net realized gain (loss) on forward contracts

(6)  Change in unrealized appreciation (depreciation) on futures contracts

(7)  Change in unrealized appreciation (depreciation) on swap contracts

(8)  Change in unrealized appreciation (depreciation) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2019.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio	$3,619,907	$280,076	$384	$273,333	$—	$—
SA Multi-Managed Moderate Growth Portfolio	8,689,846	1,177,950	1,015	716,667	—	—
SA Multi-Managed Income/Equity Portfolio	9,288,844	1,207,157	1,143	834,167	—	—
SA Multi-Managed Income Portfolio	9,178,108	825,105	1,162	849,167	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	35,808,474	7,214,370	21,095	—	—	16,018,172
SA Multi-Managed Large Cap Growth Portfolio	1,788,267	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	1,139,467	20,389,778	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	384,037	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	768,073	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	4,030,240	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	7,997,929	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	120,391,753	7,635,537	15,209	32,965,833	266,667	—
SA Wellington Real Return Portfolio	115,183,515	274,113,741	—	—	—	—

(1)  Amounts represent notional amounts in US dollars.

(2)  Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2019. The repurchase agreements held by the Portfolios as of September 30, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$32	$—	$—	$32	$—	$—	$—	$—	$32	$—	$32
JPMorgan Chase Bank	816	—	—	816	—	—	—	—	816	—	816
NatWest Markets PLC	125	—	—	125	—	—	—	—	125	—	125
Total	$973	$—	$—	$973	$—	$—	$—	$—	$973	$—	$973

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$2,141	$—	$—	$2,141	$—	$—	$—	$—	$2,141	$—	$2,141
Goldman Sachs International	85	—	—	85	—	—	—	—	85	—	85
JPMorgan Chase Bank	3,611	—	—	3,611	—	—	—	—	3,611	—	3,611
NatWest Markets PLC	303	—	—	303	—	—	—	—	303	—	303
Total	$6,140	$—	$—	$6,140	$—	$—	$—	$—	$6,140	$—	$6,140

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$2,098	$—	$—	$2,098	$1,229	$—	$—	$1,229	$869	$—	$869
Goldman Sachs International	96	—	—	96	—	—	—	—	96	—	96
JPMorgan Chase Bank	3,947	—	—	3,947	—	—	—	—	3,947	—	3,947
Morgan Stanley & Co., Inc.	56	—	—	56	—	—	—	—	56	—	56
NatWest Markets PLC	357	—	—	357	—	—	—	—	357	—	357
Total	$6,554	$—	$—	$6,554	$1,229	$—	$—	$1,229	$5,325	$—	$5,325

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$2,152	$—	$—	$2,152	$—	$—	$—	$—	$2,152	$—	$2,152
Goldman Sachs International	94	—	—	94	—	—	—	—	94	—	94
JPMorgan Chase Bank	2,050	—	—	2,050	—	—	—	—	2,050	—	2,050
Morgan Stanley & Co., Inc.	56	—	—	56	—	—	—	—	56	—	56
NatWest Markets PLC	345	—	—	345	—	—	—	—	345	—	345
Total	$4,697	$—	$—	$4,697	$—	$—	$—	$—	$4,697	$—	$4,697

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$2,752	$—	$—	$2,752	$(2,752)	$—	$(2,752)
Barclays Bank PLC	520	—	—	520	—	—	—	—	520	—	520
Citibank N.A.	1,512	220,731	—	222,243	—	249,369	—	249,369	(27,126)	—	(27,126)
Goldman Sachs International	—	—	—	—	2,354	—	—	2,354	(2,354)	—	(2,354)
HSBC Bank USA	—	—	—	—	24,712	—	—	24,712	(24,712)	—	(24,712)
JPMorgan Chase Bank	1,214	—	—	1,214	24,846	—	—	24,846	(23,632)	—	(23,632)
NatWest Markets PLC	1,780	—	—	1,780	—	—	—	—	1,780	—	1,780
State Street Bank and Trust Co.	264	—	—	264	2,454	—	—	2,454	(2,190)	—	(2,190)
UBS AG	—	—	—	—	13,551	—	—	13,551	(13,551)	—	(13,551)
Westpac Banking Corp.	—	—	—	—	217	—	—	217	(217)	—	(217)
Total	$5,290	$220,731	$—	$226,021	$70,886	$249,369	$—	$320,255	$(94,234)	$—	$(94,234)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$3,298	$—	$—	$3,298	$413	$—	$—	$413	$2,885	$—	$2,885
Credit Suisse AG	129,226	—	—	129,226	659	—	—	659	128,567	—	128,567
Goldman Sachs International	22,192	—	—	22,192	1,334	—	—	1,334	20,858	—	20,858
JPMorgan Chase Bank	59,827	—	—	59,827		—	—	—	59,827	—	59,827
UBS AG	7,030	—	—	7,030		—	—	—	7,030	—	7,030
Total	$221,573	$—	$—	$221,573	$2,406	$—	$—	$2,406	$219,167	$—	$219,167

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$19,117	$—	$—	$19,117	$1,127	$—	$—	$1,127	$17,990	$—	$17,990
Goldman Sachs International	1,210	—	—	1,210	—	—	—	—	1,210	—	1,210
JPMorgan Chase Bank	40,679	—	—	40,679	—	—	—	—	40,679	—	40,679
Morgan Stanley & Co., Inc.	1,039	—	—	1,039	—	—	—	—	1,039	—	1,039
NatWest Markets PLC	4,565	—	—	4,565	—	—	—	—	4,565	—	4,565
Total	$66,610	$—	$—	$66,610	$1,127	$—	$—	$1,127	$65,483	$—	$65,483

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of Montreal	$—	$—	$—	$—	$28,358	$—	$—	$28,358	$(28,358)	$—	$(28,358)
BNP Paribas SA	—	—	—	—	119	—	—	119	(119)	—	(119)
Citibank N.A.	1,142,497	—	—	1,142,497	—	—	—	—	1,142,497	—	1,142,497
Goldman Sachs International	1,041	—	—	1,041	—	—	—	—	1,041	—	1,041
HSBC Bank USA	742,983	—	—	742,983	—	—	—	—	742,983	—	742,983
JPMorgan Chase Bank	10,388	—	—	10,388	—	—	—	—	10,388	—	10,388
Toronto Dominion Bank	183,117	—	—	183,117	—	—	—	—	183,117	—	183,117
Total	$2,080,026	$—	$—	$2,080,026	$28,477	$—	$—	$28,477	$2,051,549	$—	$2,051,549

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.10%	$40,000
SA Multi-Managed Moderate Growth	0.61	245,000
SA Multi-Managed Income/Equity	0.49	195,000
SA Multi-Managed Income	0.55	220,000
SA Multi-Managed Large Cap Value	1.36	545,000
SA Multi-Managed Mid Cap Growth	0.65	260,000
SA Multi-Managed Diversified Fixed Income	7.11	2,845,000
SA Wellington Real return	5.44	2,175,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2019, bearing interest at a rate of 2.29% per annum, with a principal amount of $40,000,000, a repurchase price of $40,002,544, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	08/15/2045	$35,440,000	$40,956,735

As of September 30, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.06%	$15,000
SA Multi-Managed Moderate Growth	0.58	145,000
SA Multi-Managed Income/Equity	0.44	110,000
SA Multi-Managed Income	0.52	130,000
SA Multi-Managed Large Cap Value	1.32	330,000
SA Multi-Managed Mid Cap Growth	0.62	155,000
SA Multi-Managed Diversified Fixed Income	7.08	1,770,000
SA Wellington Real return	5.38	1,345,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2019, bearing interest at a rate of 2.30% per annum, with a principal amount of $25,000,000, a repurchase price of $25,001,597, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$21,295,000	$25,593,241

As of September 30, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.05%	$10,000
SA Multi-Managed Moderate Growth	0.58	115,000
SA Multi-Managed Income/Equity	0.45	90,000

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Income	0.50%	$100,000
SA Multi-Managed Large Cap Value	1.33	265,000
SA Multi-Managed Mid Cap Growth	0.63	125,000
SA Multi-Managed Diversified Fixed Income	7.08	1,415,000
SA Wellington Real return	5.38	1,075,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2019, bearing interest at a rate of 2.35% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,306, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	04/30/2026	$19,314,000	$20,424,883

As of September 30, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.07%	$25,000
SA Multi-Managed Moderate Growth	0.58	220,000
SA Multi-Managed Income/Equity	0.44	170,000
SA Multi-Managed Income	0.52	200,000
SA Multi-Managed Large Cap Value	1.32	505,000
SA Multi-Managed Mid Cap Growth	0.63	240,000
SA Multi-Managed Diversified Fixed Income	7.07	2,705,000
SA Wellington Real return	5.39	2,060,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2019, bearing interest at a rate of 2.34% per annum, with a principal amount of $38,250,000, a repurchase price of $38,252,486, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2022	$38,532,000	$39,351,525

As of September 30, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.06%	$25,000
SA Multi-Managed Moderate Growth	0.58	230,000
SA Multi-Managed Income/Equity	0.45	180,000
SA Multi-Managed Income	0.51	205,000
SA Multi-Managed Large Cap Value	1.33	530,000
SA Multi-Managed Mid Cap Growth	0.63	250,000
SA Multi-Managed Diversified Fixed Income	7.08	2,830,000
SA Wellington Real return	5.39	2,155,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2019, bearing interest at a rate of 2.34% per annum, with a principal amount of $40,000,000, a repurchase price of $40,002,600, and a maturity date of October 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	09/30/2021	$41,230,000	$40,796,420

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in each Portfolio's 2018 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018–13 "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective April 1, 2019, the Portfolios are subject to ASU 2017-08, "Premium Amortization on Purchased Callable Debt Securities", which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Fund.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(3)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(4)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(5)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(6), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap	>$250 million	0.80%
	>$500 million	0.75%

Portfolio	Assets	Management Fees
SA Multi-Managed International Equity(7)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(8)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Value(9)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(10), SA Allocation Moderate Growth(10),
SA Allocation Moderate(10), SA Allocation Balanced(10)	>0	0.10%

(1)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.82% on the first $250 million, 0.77% on the next $250 million and 0.72% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.85% on the first $250 million, 0.80% on the next $250 million, and 0.75% above $500 million. For the six months ended September 30, 2019, the amount of advisory fees waived was $15,814.

(2)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.82% on the first $250 million, 0.77% on the next $250 million, and 0.72% above $500 million. For the six months ended September 30, 2019, the amount of advisory fees waived was $18,834.

(3)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee payable on average daily net assets equals 0.77% on the first $250 million, 0.72% on the next $250 million and 0.67% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.78% on the first $250 million, 0.73% on the next $250 million, and 0.68% above $500 million. For the six months ended September 30, 2019, the amount of advisory fees waived was $10,797.

(4)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee payable on average daily net assets equals 0.74% on the first $250 million, 0.69% on the next $250 million and 0.64% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% above $500 million. For the six months ended September 30, 2019, the amount of advisory fees waived was $6,301.

(5)  Effective November 1, 2018, the Adviser contractually agreed, until further notice, to waive 0.15% of advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio. For the six months ended September 30, 2019, the amount of advisory fees waived was $127,009.

(6)  Effective May 1, 2019, the Advisor has contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee payable on average daily net assets equals 0.73% on the first $250 million, 0.67% on the next $250 million and 0.58% above $500 million. Prior to May 1, 2019, the Adviser contractually agreed to waive its advisory fee so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.69% on the next $250 million, and 0.60% above $500 million. For the six months ended September 30, 2019, the amount of advisory fees waived was $181,402.

(7)  The Adviser contractually agreed to waive 0.04% of advisory fees for the SA Multi-Managed International Equity Portfolio. For the six months ended September 30, 2019, the amount of advisory fees waived was $75,952.

(8)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the six months ended September 30, 2019, the amount of advisory fees waived was $177,792.

(9)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the six months ended September 30, 2019, the amount of advisory fees waived was $472,605.

(10)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the six months ended September 30, 2019, the amount of advisory fees waived was $8,962, $23,086, $14,783 and $11,003, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Morgan Stanley(1) J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Morgan Stanley(1) J.P. Morgan WMC
SA Multi-Managed Income/Equity	Morgan Stanley(1) WMC
SA Multi-Managed Income	Morgan Stanley(1) WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley(1) SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

(1)  Effective May 1, 2019, Morgan Stanley Investment Management, Inc. replaced Janus as a sub-adviser to a portion of the Portfolio.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2019, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2019
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$218,803	$4,534,989	$6,895,410	$684,520	$4,230,919
SA Multi-Managed Moderate Growth	818,640	6,076,018	8,752,666	1,309,889	5,277,041
SA Multi-Managed Income/Equity	968,387	2,336,223	3,839,336	1,096,652	2,528,786
SA Multi-Managed Income	991,869	903,149	1,724,199	1,069,552	1,173,445
SA Putnam Asset Allocation Diversified Growth	1,949,770	5,845,257	10,007,333	4,314,411	4,347,882
SA T. Rowe Price Growth Stock	—	33,850,374	111,209,316	4,586,404	91,202,977
SA Multi-Managed Large Cap Growth	2,049,309	59,263,573	117,327,224	6,483,392	71,162,597
SA Multi-Managed Large Cap Value	20,758,780	36,374,930	46,889,841	28,590,066	74,545,561
SA Multi-Managed Mid Cap Growth	282,502	22,505,613	55,611,162	6,085,192	17,875,668
SA Multi-Managed Mid Cap Value	4,173,258	10,516,863	16,057,229	6,810,993	11,578,361
SA Multi-Managed Small Cap	489,081	18,804,447	37,719,695	2,650,034	17,861,305
SA Multi-Managed International Equity	14,348,758	26,297,909	19,847,111	12,595,044	—
SA Multi-Managed Diversified Fixed Income	26,569,442	(4,039,541)	7,985,457	28,570,835	1,076,122
SA Wellington Real Return	2,372,446	(7,643,532)	(11,856,383)	26,070,962	—
SA Columbia Focused Value	1,258,559	4,350,560	52,161,354	12,784,517	28,776,694
SA Allocation Growth	—	6,027,907	(1,910,556)	5,690,119	9,958,843
SA Allocation Moderate Growth	64,468	15,768,923	1,991,377	22,476,266	52,126,746
SA Allocation Moderate	—	8,915,944	(769,434)	14,187,854	28,636,679
SA Allocation Balanced	—	4,431,170	(2,153,714)	10,608,543	18,193,269

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2018
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$514,991	$3,408,402
SA Multi-Managed Moderate Growth	1,293,194	3,797,621
SA Multi-Managed Income/Equity	1,519,779	1,236,357
SA Multi-Managed Income	1,345,161	537,619
SA Putnam Asset Allocation Diversified Growth	4,616,798	7,870,518
SA T. Rowe Price Growth Stock	195,863	52,228,580
SA Multi-Managed Large Cap Growth	4,607,346	28,852,425
SA Multi-Managed Large Cap Value	38,237,364	47,510,326
SA Multi-Managed Mid Cap Growth	1,199,515	17,685,974

	Tax Distributions
	For the year ended March 31, 2018
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Mid Cap Value	$15,227,040	$18,310,114
SA Multi-Managed Small Cap	2,599,148	23,024,369
SA Multi-Managed International Equity	13,273,368	—
SA Multi-Managed Diversified Fixed Income	24,662,381	—
SA Wellington Real Return	17,165,665	—
SA Columbia Focused Value	8,866,802	5,093,378
SA Allocation Growth	1,132,967	2,556,454
SA Allocation Moderate Growth	7,365,719	16,516,167
SA Allocation Moderate	4,669,613	6,953,724
SA Allocation Balanced	3,729,541	7,733,998

As of March 31, 2019, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	—	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	783,997	3,255,544
SA Wellington Real Return	3,026,356	4,617,176
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2019, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	32,686	—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Mid Cap Value	$—	$—	$—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	2,294,801	(680,771)	1,689,983
SA Columbia Focused Value	—	—	—
SA Allocation Growth	155,784	—	—
SA Allocation Moderate Growth	421,124	—	—
SA Allocation Moderate	276,105	—	—
SA Allocation Balanced	278,429	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$4,168,879	$(1,515,933)	$2,652,946	$47,439,332
SA Multi-Managed Moderate Growth	6,322,772	(2,198,612)	4,124,160	83,624,782
SA Multi-Managed Income/Equity	2,791,147	(787,502)	2,003,645	63,301,552
SA Multi-Managed Income	2,059,696	(508,508)	1,551,188	52,957,370
SA Putnam Asset Allocation Diversified Growth	18,819,010	(5,147,327)	13,671,683	159,404,353
SA T. Rowe Price Growth Stock	118,046,683	(7,659,676)	110,387,007	279,665,852
SA Multi-Managed Large Cap Growth	104,857,926	(8,698,169)	96,159,757	395,620,373
SA Multi-Managed Large Cap Value	105,961,196	(26,435,596)	79,525,600	643,461,601
SA Multi-Managed Mid Cap Growth	59,671,800	(12,006,506)	47,665,294	172,945,657
SA Multi-Managed Mid Cap Value	35,909,516	(18,203,115)	17,706,401	209,317,207
SA Multi-Managed Small Cap	56,924,411	(18,753,532)	38,170,879	212,368,871
SA Multi-Managed International Equity	43,069,689	(31,353,375)	11,716,314	339,107,633
SA Multi-Managed Diversified Fixed Income	45,758,255	(6,771,454)	38,986,801	1,115,817,527
SA Wellington Real Return	11,688,568	(18,218,059)	(6,529,491)	745,889,236
SA Columbia Focused Value	64,944,836	(18,441,123)	46,503,713	241,452,440
SA Allocation Growth	6,707,043	(1,557,545)	5,149,498	188,767,631
SA Allocation Moderate Growth	24,492,761	(2,957,151)	21,535,610	439,057,371
SA Allocation Moderate	13,764,738	(1,606,070)	12,158,668	282,531,602
SA Allocation Balanced	8,932,263	(1,139,682)	7,792,581	214,993,606

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2019, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2019 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$29,611,746	$34,892,125	$1,679,077	$1,075,764
SA Multi-Managed Moderate Growth	40,039,049	48,789,978	3,841,804	2,195,276
SA Multi-Managed Income/ Equity	24,222,806	29,618,501	6,194,711	3,611,848
SA Multi-Managed Income	12,807,243	20,142,416	6,963,520	3,655,927
SA Putnam Asset Allocation Diversified Growth	50,423,902	47,118,291	11,139,902	12,477,721

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA T. Rowe Price Growth Stock	$45,188,499	$64,070,301	$—	$—
SA Multi-Managed Large Cap Growth	193,276,298	226,371,835	—	—
SA Multi-Managed Large Cap Value	151,002,957	193,263,231	—	—
SA Multi-Managed Mid Cap Growth	50,364,320	58,699,199	—	—
SA Multi-Managed Mid Cap Value	36,767,634	47,252,041	—	—
SA Multi-Managed Small Cap	37,387,191	52,959,651	—	—
SA Multi-Managed International Equity	32,781,123	124,487,935	—	—
SA Multi-Managed Diversified Fixed Income	155,642,018	188,159,381	76,791,650	70,504,087
SA Wellington Real Return	7,738,666	67,929,198	76,355,302	61,764,693
SA Columbia Focused Value Portfolio	20,072,189	35,608,432	—	—
SA Allocation Growth	36,959,673	11,633,901	—	—
SA Allocation Moderate Growth	27,410,165	50,213,193	—	—
SA Allocation Moderate	20,381,420	34,280,706	—	—
SA Allocation Balanced	20,368,038	23,687,590	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,101	$88,235	6,228	$101,305	4,933	$84,228	25,941	$432,808
Reinvested dividends	—	—	62,151	956,510	—	—	116,951	1,799,882
Shares redeemed	(40,185)	(679,753)	(83,372)	(1,403,935)	(103,593)	(1,758,227)	(179,739)	(3,048,048)
Net increase (decrease)	(35,084)	$(591,518)	(14,993)	$(346,120)	(98,660)	$(1,673,999)	(36,847)	$(815,358)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	12,920	$222,523	32,945	$547,417
Reinvested dividends	—	—	140,471	2,159,048
Shares redeemed	(110,586)	(1,869,670)	(233,530)	(3,991,790)
Net increase (decrease)	(97,666)	$(1,647,147)	(60,114)	$(1,285,325)

	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,645	$61,778	21,759	$280,877	8,468	$110,225	51,092	$664,261
Reinvested dividends	—	—	63,489	754,889	—	—	272,983	3,243,043
Shares redeemed	(61,248)	(800,442)	(87,355)	(1,100,991)	(203,019)	(2,642,648)	(508,596)	(6,467,864)
Net increase (decrease)	(56,603)	$(738,664)	(2,107)	$(65,225)	(194,551)	$(2,532,423)	(184,521)	$(2,560,560)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	59,082	$762,404	144,139	$1,876,855
Reinvested dividends	—	—	218,113	2,588,998
Shares redeemed	(254,141)	(3,301,468)	(589,230)	(7,567,370)
Net increase (decrease)	(195,059)	$(2,539,064)	(226,978)	$(3,101,517)
	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,513	$121,135	33,216	$370,878	65,275	$743,126	187,985	$2,093,734
Reinvested dividends	—	—	51,863	546,115	—	—	187,875	1,976,441
Shares redeemed	(69,081)	(797,102)	(129,993)	(1,406,747)	(228,375)	(2,639,080)	(619,583)	(6,821,283)
Net increase (decrease)	(58,568)	$(675,967)	(44,914)	$(489,754)	(163,100)	$(1,895,954)	(243,723)	$(2,751,108)
	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	69,251	$781,903	73,189	$824,460
Reinvested dividends	—	—	104,737	1,102,882
Shares redeemed	(102,677)	(1,187,613)	(341,313)	(3,758,984)
Net increase (decrease)	(33,426)	$(405,710)	(163,387)	$(1,831,642)

	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,431	$150,434	21,061	$233,708	25,291	$288,338	151,254	$1,670,173
Reinvested dividends	—	—	24,973	262,717	—	—	117,297	1,232,788
Shares redeemed	(39,911)	(457,040)	(84,120)	(915,524)	(200,367)	(2,302,727)	(478,139)	(5,196,698)
Net increase (decrease)	(26,480)	$(306,606)	(38,086)	$(419,099)	(175,076)	$(2,014,389)	(209,588)	$(2,293,737)
	SA Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	33,179	$380,782	113,045	$1,252,941
Reinvested dividends	—	—	71,122	747,492
Shares redeemed	(173,302)	(1,957,749)	(339,986)	(3,700,143)
Net increase (decrease)	(140,123)	$(1,576,967)	(155,819)	$(1,699,710)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34,798	$415,385	60,835	$693,406	113,031	$1,351,837	236,858	$2,695,080
Reinvested dividends	—	—	75,025	837,278	—	—	250,017	2,792,694
Shares redeemed	(97,387)	(1,158,602)	(164,936)	(1,964,824)	(322,247)	(3,845,623)	(728,564)	(8,790,378)
Net increase (decrease)	(62,589)	$(743,217)	(29,076)	$(434,140)	(209,216)	$(2,493,786)	(241,689)	$(3,302,604)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	786,080	$9,345,757	2,513,467	$30,082,273
Reinvested dividends	—	—	451,734	5,032,322
Shares redeemed	(430,666)	(5,104,639)	(762,335)	(9,172,173)
Net increase (decrease)	355,414	$4,241,118	2,202,866	$25,942,422

	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,797	$205,971	67,530	$1,623,284	30,406	$683,943	106,900	$2,206,889
Reinvested dividends	—	—	3,685,365	77,540,085	—	—	492,545	9,974,040
Shares redeemed	(767,867)	(17,929,102)	(1,477,991)	(39,204,305)	(131,989)	(2,973,393)	(386,486)	(9,594,777)
Net increase (decrease)	(759,070)	$(17,723,131)	2,274,904	$39,959,064	(101,583)	$(2,289,450)	212,959	$2,586,152
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	35,533	$781,928	96,150	$2,056,397
Reinvested dividends	—	—	418,365	8,275,256
Shares redeemed	(117,883)	(2,580,093)	(343,951)	(8,502,896)
Net increase (decrease)	(82,350)	$(1,798,165)	170,564	$1,828,757
	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	193,281	$2,907,817	3,826,931	$63,606,138	17,827	$265,856	48,861	$745,961
Reinvested dividends	—	—	5,248,751	69,755,898	—	—	389,333	5,057,440
Shares redeemed	(1,884,218)	(28,255,742)	(7,964,084)	(122,106,830)	(156,320)	(2,285,360)	(485,244)	(7,340,987)
Net increase (decrease)	(1,690,937)	$(25,347,925)	1,111,598	$11,255,206	(138,493)	$(2,019,504)	(47,050)	$(1,537,586)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	5,139	$74,453	47,960	$737,223
Reinvested dividends	—	—	220,611	2,832,651
Shares redeemed	(112,559)	(1,638,620)	(231,974)	(3,443,728)
Net increase (decrease)	(107,420)	$(1,564,167)	36,597	$126,146

	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	231,896	$3,570,716	498,863	$7,961,570	1,436	$22,314	27,647	$456,167
Reinvested dividends	—	—	6,803,120	97,896,896	—	—	235,747	3,390,043
Shares redeemed	(3,349,378)	(51,380,912)	(9,810,830)	(161,893,601)	(134,197)	(2,068,946)	(273,429)	(4,448,967)
Net increase (decrease)	(3,117,482)	$(47,810,196)	(2,508,847)	$(56,035,135)	(132,761)	$(2,046,632)	(10,035)	$(602,757)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	4,601	$70,360	47,316	$796,818
Reinvested dividends	—	—	128,560	1,848,688
Shares redeemed	(95,053)	(1,467,188)	(183,684)	(2,985,671)
Net increase (decrease)	(90,452)	$(1,396,828)	(7,808)	$(340,165)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,227	$481,863	499,470	$9,839,476	4,126	$77,482	36,680	$688,041
Reinvested dividends	—	—	1,163,109	19,737,962	—	—	155,146	2,500,958
Shares redeemed	(539,432)	(10,714,398)	(1,859,927)	(36,130,090)	(85,153)	(1,600,738)	(235,919)	(4,293,891)
Net increase (decrease)	(515,205)	$(10,232,535)	(197,348)	$(6,552,652)	(81,027)	$(1,523,256)	(44,093)	$(1,104,892)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	7,479	$135,811	38,865	$702,564
Reinvested dividends	—	—	110,028	1,721,940
Shares redeemed	(66,350)	(1,216,367)	(160,575)	(2,833,099)
Net increase (decrease)	(58,871)	$(1,080,556)	(11,682)	$(408,595)

	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,282	$611,165	109,769	$1,761,192	8,730	$140,540	22,732	$342,457
Reinvested dividends	—	—	1,029,722	15,528,212	—	—	116,295	1,750,242
Shares redeemed	(717,250)	(11,429,754)	(1,241,435)	(20,464,284)	(107,640)	(1,722,047)	(210,065)	(3,444,934)
Net increase (decrease)	(678,968)	$(10,818,589)	(101,944)	$(3,174,880)	(98,910)	$(1,581,507)	(71,038)	$(1,352,235)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	4,625	$73,433	49,321	$794,876
Reinvested dividends	—	—	73,961	1,110,901
Shares redeemed	(64,342)	(1,023,486)	(191,066)	(3,136,658)
Net increase (decrease)	(59,717)	$(950,053)	(67,784)	$(1,230,881)
	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,728	$514,457	1,106,310	$16,659,926	6,685	$87,184	50,342	$645,222
Reinvested dividends	—	—	1,465,563	18,466,090	—	—	97,706	1,197,875
Shares redeemed	(1,055,177)	(13,975,574)	(2,343,519)	(33,956,134)	(83,238)	(1,078,583)	(208,679)	(2,963,214)
Net increase (decrease)	(1,016,449)	$(13,461,117)	228,354	$1,169,882	(76,553)	$(991,399)	(60,631)	$(1,120,117)
	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	5,705	$72,516	67,604	$892,123
Reinvested dividends	—	—	70,380	847,374
Shares redeemed	(67,152)	(849,650)	(182,843)	(2,529,096)
Net increase (decrease)	(61,447)	$(777,134)	(44,859)	$(789,599)

	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	287,626	$2,605,515	1,688,091	$14,845,106	21,949	$201,067	111,832	$1,030,164
Reinvested dividends	—	—	1,407,347	11,751,350	—	—	58,022	485,644
Shares redeemed	(10,595,695)	(94,559,213)	(16,986,040)	(163,000,447)	(109,423)	(994,523)	(424,419)	(3,942,664)
Net increase (decrease)	(10,308,069)	$(91,953,698)	(13,890,602)	$(136,403,991)	(87,474)	$(793,456)	(254,565)	$(2,426,856)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	15,637	$142,663	91,543	$839,706
Reinvested dividends	—	—	42,880	358,050
Shares redeemed	(125,962)	(1,142,971)	(336,401)	(3,087,752)
Net increase (decrease)	(110,325)	$(1,000,308)	(201,978)	$(1,889,996)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
Shares	Amount		Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,647,309	$57,144,227	3,139,890	$36,016,159	55,697	$662,631	63,785	$729,517
Reinvested dividends	—	—	2,578,605	28,725,661	—	—	50,044	557,493
Shares redeemed	(7,152,951)	(86,255,645)	(14,649,145)	(166,779,276)	(143,026)	(1,700,811)	(505,431)	(5,768,231)
Net increase (decrease)	(2,505,642)	$(29,111,418)	(8,930,650)	$(102,037,456)	(87,329)	$(1,038,180)	(391,602)	$(4,481,221)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	20,354	$244,470	41,075	$469,692
Reinvested dividends	—	—	32,805	363,804
Shares redeemed	(105,963)	(1,258,449)	(281,047)	(3,185,819)
Net increase (decrease)	(85,609)	$(1,013,979)	(207,167)	$(2,352,323)

	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	163,041	$1,588,163	1,157,894	$11,125,252	780,151	$7,502,284	5,372,170	$51,083,592
Reinvested dividends	—	—	1,371,162	12,751,810	—	—	1,439,908	13,319,152
Shares redeemed	(5,585,146)	(54,697,189)	(4,842,227)	(46,449,162)	(2,792,864)	(26,749,346)	(8,947,434)	(84,346,501)
Net increase (decrease)	(5,422,105)	$(53,109,026)	(2,313,171)	$(22,572,100)	(2,012,713)	$(19,247,062)	(2,135,356)	$(19,943,757)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	112,571	$2,000,398	427,897	$8,858,772	6,448	$118,111	25,474	$453,231
Reinvested dividends	—	—	2,378,715	38,558,899	—	—	110,495	1,793,836
Shares redeemed	(891,571)	(15,962,973)	(1,408,948)	(27,780,511)	(40,603)	(729,975)	(101,495)	(2,023,959)
Net increase (decrease)	(779,000)	$(13,962,575)	1,397,664	$19,637,160	(34,155)	$(611,864)	34,474	$223,108
	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	3,614	$65,286	19,564	$348,238
Reinvested dividends	—	—	74,480	1,208,476
Shares redeemed	(39,760)	(712,025)	(90,299)	(1,801,547)
Net increase (decrease)	(36,146)	$(646,739)	3,745	$(244,833)
	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,841	$116,733	2,423,541	$32,932,400	3,667,506	$51,769,854
Reinvested dividends	—	—	2,458	28,926	—	—	1,328,234	15,620,036
Shares redeemed	(158)	(2,172)	(9,574)	(113,209)	(536,710)	(7,264,926)	(1,252,717)	(17,764,667)
Net increase (decrease)	(158)	$(2,172)	725	$32,450	1,886,831	$25,667,474	3,743,023	$49,625,223

	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,476	$180,000	24,275	$233,304	1,076,000	$11,137,316	2,174,989	$24,310,642
Reinvested dividends	—	—	2,666	24,207	—	—	8,204,489	74,578,805
Shares redeemed	(197)	(2,049)	(2,362)	(27,847)	(3,221,791)	(33,266,025)	(7,793,728)	(87,984,894)
Net increase (decrease)	17,279	$177,951	24,579	$229,664	(2,145,791)	$(22,128,709)	2,585,750	$10,904,553
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,307	$90,000	741,146	$7,723,259	1,674,533	$18,516,223
Reinvested dividends	—	—	1,846	17,134	—	—	4,612,866	42,807,399
Shares redeemed	(72)	(757)	(7)	(72)	(2,016,444)	(21,065,235)	(4,518,169)	(50,401,981)
Net increase (decrease)	(72)	$(757)	11,146	$107,062	(1,275,298)	$(13,341,976)	1,769,230	$10,921,641
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019		For the six months ended September 30, 2019 (unaudited)		For the year ended March 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,372	$23,129	—	$—	1,180,237	$11,688,892	2,056,722	$21,522,039
Reinvested dividends	—	—	1,715	15,311	—	—	3,223,572	28,786,501
Shares redeemed	(4)	(45)	—	—	(1,478,403)	(14,611,684)	(3,852,341)	(40,084,512)
Net increase (decrease)	2,368	$23,084	1,715	$15,311	(298,166)	$(2,922,792)	1,427,953	$10,224,028

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2019:

Portfolio	Goldman Sachs & Co.	Morgan Stanley
SA Multi-Managed Moderate Growth	$—	$147
SA Multi-Managed Income/Equity	—	62
SA Multi-Managed Income	—	32
SA Multi-Managed Large Cap Growth	100	626

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the six months ended September 30, 2019, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
American International Group, Inc.	$11,973	$—	$841,091	$15,813	$57,489	$(2,991)	$243,606	$1,040,030

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$2,510,367	$1,957,502	$57,205	$1,824	$172,942	$4,585,430
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	4,856,754	837,289	77,517	2,121	283,572	5,902,219
SA Multi-Managed International Equity Portfolio, Class 1	—	—	14,047,295	2,080,141	3,219,341	260,334	(98,128)	13,070,301
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,848,864	2,162,999	860,252	81,915	577,932	14,811,458
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	16,823,145	2,736,350	3,197,427	(187,550)	1,134,171	17,308,689
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,201,914	362,827	33,591	6,992	67,752	2,605,894
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,593,604	460,509	42,634	(912)	99,799	3,110,366
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,222,977	390,735	36,175	6,382	43,914	2,627,833
SA Wellington Real Return Portfolio, Class 1	—	—	4,090,617	711,698	65,890	(139)	138,314	4,874,600
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	5,220,935	837,290	177,517	16,522	263,884	6,161,114
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	333,130	55,820	5,168	85	3,925	387,792
SA Emerging Market Equity Index, Class 1	—	—	1,995,871	348,872	32,299	(4,098)	(80,544)	2,227,802
SA Federated Corporate Bond Portfolio, Class 1	—	—	3,085,128	488,675	344,095	(16,892)	221,998	3,434,814
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	—	1,538,038	2,439	34	37,734	1,573,367
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	3,746,078	49,988	1,212	144,253	3,841,555
SA Fixed Income Index Portfolio, Class 1	—	—	8,099,838	1,395,484	129,195	5,860	532,807	9,904,794
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,252,033	223,277	20,671	941	49,378	1,504,958
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,239,000	237,231	21,963	(5,119)	76,684	1,525,833
SA International Index Portfolio, Class 1	—	—	4,772,328	837,291	77,517	(5,539)	122,422	5,648,985
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,577,992	279,096	25,839	2,926	4,220	1,838,395

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA Janus Focused Growth Portfolio, Class 1	$—	$—	$2,206,946	$376,781	$34,883	$5,638	$188,696	$2,743,178
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,477,701	356,233	461,260	44,413	(115,169)	2,301,918
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,148,347	1,356,452	723,834	22,097	568,818	9,371,880
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	2,984,967	3,620,853	84,824	2,134	288,301	6,811,431
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,543,479	404,691	337,467	32,441	73,312	2,716,456
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,333,150	739,605	68,473	8,378	219,839	5,232,499
SA Large Cap Index Portfolio, Class 1	—	—	11,349,168	1,953,677	180,873	17,903	678,995	13,818,870
SA Large Cap Value Index Portfolio, Class 1	—	—	4,405,692	728,483	415,696	19,182	285,894	5,023,555
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	3,212,530	558,193	51,678	(2,671)	132,740	3,849,114
SA MFS Blue Chip Growth, Class 1	—	—	6,454,450	1,116,387	103,356	9,688	297,582	7,774,751
SA Mid Cap Index Portfolio, Class 1	—	—	2,451,027	446,555	41,342	2,144	66,053	2,924,437
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,825,527	837,291	77,517	(4,290)	42,876	5,623,887
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	6,002,665	1,046,613	96,896	4,081	415,688	7,372,151
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	1,776,228	265,399	343,424	(9,309)	72,719	1,761,613
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,609,309	627,968	58,138	(7,763)	90,473	4,261,849
SA Small Cap Index Portfolio, Class 1	—	—	4,664,290	837,290	77,517	3,070	(43,792)	5,383,341
	$—	$—	$161,217,268	$36,959,673	$11,633,901	$314,035	$7,060,054	$193,917,129

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$12,057,200	$4,907,211	$823,895	$8,855	$695,746	$16,845,117
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	47,780,997	307,562	2,674,965	9,202	2,501,730	47,924,526

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA Multi-Managed International Equity Portfolio, Class 1	$—	$—	$30,197,392	$157,390	$7,244,600	$142,813	$207,308	$23,460,303
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	30,600,596	191,371	3,350,764	424,605	1,121,412	28,987,220
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	39,037,694	231,536	7,210,737	(128,195)	2,172,785	34,103,083
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,624,815	29,902	257,932	20,484	147,029	4,564,298
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	6,213,614	41,862	361,105	15,662	199,991	6,110,024
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,012,417	34,387	296,622	(3,571)	113,181	4,859,792
SA Wellington Real Return Portfolio, Class 1	—	—	19,808,004	128,576	1,109,107	(27,008)	636,803	19,437,268
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	12,051,142	74,754	1,019,830	88,988	517,335	11,712,389
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,303,928	14,951	128,966	2,002	23,204	2,215,119
SA Emerging Market Equity Index, Class 1	—	—	4,587,495	29,902	257,932	(22,022)	(148,131)	4,189,312
SA Federated Corporate Bond Portfolio, Class 1	—	—	16,340,022	67,594	7,387,483	(317,126)	1,071,648	9,774,655
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	—	3,207,254	26,716	215	78,703	3,259,456
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	7,767,602	324,112	7,019	301,693	7,752,202
SA Fixed Income Index Portfolio, Class 1	—	—	24,177,551	155,489	1,341,246	25,242	1,403,264	24,420,300
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,593,704	41,862	361,105	12,253	225,218	6,511,932
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,806,645	25,416	219,242	(47,851)	234,656	3,799,624
SA International Index Portfolio, Class 1	—	—	10,371,690	67,279	580,347	(23,230)	263,091	10,098,483
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,979,587	25,416	219,242	23,363	20,443	3,829,567
SA Janus Focused Growth Portfolio, Class 1	—	—	4,696,483	29,902	257,932	38,487	347,442	4,854,382
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,716,643	30,377	1,044,751	110,283	(249,395)	4,563,157
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	18,496,520	117,045	1,568,400	50,656	1,197,947	18,293,768
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	18,603,391	8,873,232	1,355,662	2,635	1,373,036	27,496,632

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA JPMorgan Mid Cap Growth Portfolio, Class 1	$—	$—	$5,502,701	$32,892	$283,725	$27,064	$206,056	$5,484,988
SA Large Cap Growth Index Portfolio, Class 1	—	—	8,759,261	55,318	477,174	58,168	380,718	8,776,291
SA Large Cap Index Portfolio, Class 1	—	—	29,568,504	188,380	1,624,971	165,552	1,516,020	29,813,485
SA Large Cap Value Index Portfolio, Class 1	—	—	8,523,073	51,475	1,057,182	52,599	482,613	8,052,578
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	8,068,038	52,328	451,381	(13,955)	312,029	7,967,059
SA MFS Blue Chip Growth, Class 1	—	—	16,486,888	104,656	902,762	84,459	670,790	16,444,031
SA Mid Cap Index Portfolio, Class 1	—	—	4,746,958	29,902	257,932	17,467	107,038	4,643,433
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	13,166,497	83,724	722,209	(24,614)	128,988	12,632,386
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	14,083,596	89,705	1,273,796	44,584	878,498	13,822,587
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	9,264,773	45,802	2,720,537	14,445	275,658	6,880,141
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,626,786	43,357	374,001	(38,315)	179,565	6,437,392
SA Small Cap Index Portfolio, Class 1	—	—	11,210,837	74,754	644,830	(14,881)	(49,879)	10,576,001
	$—	$—	$463,065,442	$27,410,165	$50,213,193	$786,334	$19,544,233	$460,592,981

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,601,795	$4,430,016	$691,350	$9,614	$567,317	$13,917,392
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,202,919	422,012	2,275,807	9,815	2,060,705	39,419,644
SA Multi-Managed International Equity Portfolio, Class 1	—	—	16,680,179	143,794	4,626,123	92,394	81,919	12,372,163
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	19,625,652	205,817	1,999,271	275,618	719,242	18,827,058
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	22,209,571	224,904	4,316,921	(74,845)	1,236,100	19,278,809

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	$—	$—	$3,007,393	$31,665	$170,657	$21,412	$87,325	$2,977,138
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,698,986	39,580	213,321	(29,556)	158,662	3,654,351
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,787,002	31,665	170,657	15,287	46,133	2,709,430
SA Wellington Real Return Portfolio, Class 1	—	—	15,844,966	170,987	921,548	(20,769)	511,006	15,584,642
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	6,758,747	71,244	383,978	31,877	310,167	6,788,057
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,568,532	17,415	93,861	1,496	15,722	1,509,304
SA Emerging Market Equity Index, Class 1	—	—	2,619,136	28,497	153,591	(13,566)	(83,914)	2,396,562
SA Federated Corporate Bond Portfolio, Class 1	—	—	13,384,418	103,534	6,077,215	(257,343)	880,031	8,033,425
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	—	1,904,126	21,481	227	46,635	1,929,507
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	4,656,921	196,156	4,436	192,534	4,657,735
SA Fixed Income Index Portfolio, Class 1	—	—	19,995,320	213,732	1,151,935	25,762	1,161,531	20,244,410
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	7,648,643	82,326	443,708	16,169	260,330	7,563,760
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,134,293	12,666	68,263	(14,710)	70,862	1,134,848
SA International Index Portfolio, Class 1	—	—	1,745,323	18,998	102,394	(5,262)	45,589	1,702,254
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,539,339	15,832	85,329	9,027	7,781	1,486,650
SA Janus Focused Growth Portfolio, Class 1	—	—	2,318,431	23,748	277,993	12,762	172,107	2,249,055
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,935,661	25,114	690,008	72,355	(145,034)	2,198,088
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	10,305,944	108,889	937,535	30,288	666,024	10,173,610
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	14,817,491	6,609,125	1,098,055	5,928	1,075,402	21,409,891
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,005,434	31,664	320,657	30,599	97,250	2,844,290
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,639,454	47,496	255,986	31,111	201,902	4,663,977
SA Large Cap Index Portfolio, Class 1	—	—	14,879,266	158,320	853,285	87,147	761,796	15,033,244

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA Large Cap Value Index Portfolio, Class 1	$—	$—	$4,540,048	$44,592	$741,338	$36,374	$241,665	$4,121,341
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	5,941,928	63,328	341,314	(10,892)	231,365	5,884,415
SA MFS Blue Chip Growth, Class 1	—	—	9,045,524	94,993	761,971	74,338	341,614	8,794,498
SA Mid Cap Index Portfolio, Class 1	—	—	2,199,474	23,749	127,993	8,605	49,355	2,153,190
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,061,150	63,329	341,314	(12,467)	59,934	5,830,632
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	8,147,687	87,077	669,307	23,964	513,817	8,103,238
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,378,355	63,440	2,103,084	(3,595)	237,386	5,572,502
SA Putnam International Growth and Income Portfolio, Class 1	—	—	2,829,550	31,664	170,657	(17,935)	78,151	2,750,773
SA Small Cap Index Portfolio, Class 1	—	—	7,108,910	79,161	426,643	(10,732)	(30,309)	6,720,387
	$—	$—	$295,206,521	$20,381,420	$34,280,706	$454,933	$12,928,102	$294,690,270

†  Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,288,277	$4,004,730	$564,673	$7,603	$545,251	$13,281,188
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	40,650,734	1,448,617	2,084,231	40,610	2,145,068	42,200,798
SA Multi-Managed International Equity Portfolio, Class 1	—	—	8,426,223	217,356	3,195,151	196,263	(129,831)	5,514,860
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	9,421,725	323,979	955,060	118,973	355,589	9,265,206
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	11,426,639	376,743	2,491,176	(57,675)	646,450	9,900,981
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,673,164	57,172	82,069	10,003	49,343	1,707,613
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,918,944	68,606	98,483	(13,856)	81,096	1,956,307
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,520,330	57,172	82,069	5,833	27,199	1,528,465

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA Wellington Real Return Portfolio, Class 1	$—	$—	$15,575,099	$567,917	$815,223	$(19,062)	$507,287	$15,816,018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	3,925,454	133,402	341,495	29,685	169,283	3,916,329
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,639,425	57,171	82,069	1,308	16,987	1,632,822
SA Emerging Market Equity Index, Class 1	—	—	1,490,964	53,361	76,598	(7,551)	(50,201)	1,409,975
SA Federated Corporate Bond Portfolio, Class 1	—	—	13,040,730	357,773	5,022,201	(217,452)	870,418	9,029,268
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	—	1,003,935	11,026	109	24,557	1,017,575
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	2,780,782	106,097	1,599	117,488	2,793,772
SA Fixed Income Index Portfolio, Class 1	—	—	19,053,580	670,826	962,948	20,746	1,132,434	19,914,638
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,914,071	209,634	300,922	5,200	212,277	6,040,260
SA Franklin Small Company Value Portfolio, Class 1	—	—	657,479	22,869	32,828	(7,076)	40,272	680,716
SA International Index Portfolio, Class 1	—	—	1,467,404	53,361	76,598	(4,256)	37,997	1,477,908
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,164,437	38,115	54,713	5,579	5,557	1,158,975
SA Janus Focused Growth Portfolio, Class 1	—	—	1,137,289	38,116	54,713	8,089	86,403	1,215,184
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,483,957	42,037	379,623	(1,592)	(35,974)	1,108,805
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,693,995	189,862	723,498	22,025	356,888	5,539,272
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	14,404,600	5,937,128	910,376	3,614	1,031,304	20,466,270
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,796,149	57,173	307,069	28,912	46,875	1,622,040
SA Large Cap Growth Index Portfolio, Class 1	—	—	3,418,495	114,347	164,139	19,479	152,514	3,540,696
SA Large Cap Index Portfolio, Class 1	—	—	7,500,093	262,995	377,519	37,387	393,122	7,816,078
SA Large Cap Value Index Portfolio, Class 1	—	—	3,341,261	109,819	158,601	8,345	216,158	3,516,982
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	2,757,279	95,288	136,782	(4,886)	107,543	2,818,442
SA MFS Blue Chip Growth, Class 1	—	—	4,864,824	167,708	240,737	21,696	201,343	5,014,834

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2019
SA Mid Cap Index Portfolio, Class 1	$—	$—	$1,125,432	$38,115	$54,713	$3,527	$25,939	$1,138,300
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,504,404	260,780	180,553	(7,548)	39,158	3,616,241
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	4,456,227	152,461	493,852	16,116	274,409	4,405,361
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,473,533	189,054	1,768,864	(11,288)	219,588	5,102,023
SA Putnam International Growth and Income Portfolio, Class 1	—	—	1,752,846	64,796	93,012	(10,095)	47,273	1,761,808
SA Small Cap Index Portfolio, Class 1	—	—	3,949,602	144,838	207,909	(5,585)	(20,769)	3,860,177
	$—	$—	$215,914,665	$20,368,038	$23,687,590	$244,779	$9,946,295	$222,786,187

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At September 30, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth Portfolio	1.75%	98.25%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth Portfolio	0.54	99.46	—	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	0.57	99.43	—	—	—	—	—	—
SA Multi-Managed Income Portfolio	0.92	99.08	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	3.04	96.96	—	—	—	—	—	—
SA T. Rowe Price Growth Stock Portfolio	0.21	21.74	—	—	—	—	78.05	—
SA Multi-Managed Large Cap Growth Portfolio	0.15	10.81	1.88	3.00	5.88	3.82	41.61	32.85
SA Multi-Managed Large Cap Value Portfolio	0.05	5.36	1.36	2.37	4.67	2.64	47.82	35.73
SA Multi-Managed Mid Cap Growth Portfolio	0.30	18.24	0.77	1.17	2.05	1.34	42.44	33.69
SA Multi-Managed Mid Cap Value Portfolio	0.21	16.50	0.86	1.37	2.69	1.61	58.38	18.38
SA Multi-Managed Small Cap Portfolio	0.19	10.53	0.60	1.03	1.91	1.07	34.10	50.57
SA Multi-Managed International Equity Portfolio	0.18	8.72	1.56	3.70	6.64	3.50	51.42	24.28
SA Multi-Managed Diversified Fixed Income Portfolio	0.06	3.43	4.30	0.60	4.89	4.02	65.05	17.65
SA Wellington Real Return Portfolio	3.06	53.35	2.34	0.72	2.87	2.30	26.07	9.29
SA Columbia Focused Value Portfolio	0.10	7.55	—	—	—	—	60.49	31.86
SA Allocation Growth Portfolio	6.13	93.87	—	—	—	—	—	—

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Allocation Moderate Growth Portfolio	6.14%	93.86%	—%	—%	—%	—%	—%	—%
SA Allocation Moderate Portfolio	7.29	92.71	—	—	—	—	—	—
SA Allocation Balanced Portfolio	9.16	90.84	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2019, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	7	$403	$564,286	3.22%
SA Multi-Managed Moderate Growth	11	491	438,636	3.69
SA Multi-Managed Income/Equity	4	162	400,000	3.65
SA Multi-Managed Income	4	58	143,751	3.65
SA Multi-Managed Large Cap Growth	26	1,238	467,540	3.65
SA Multi-Managed Large Cap Value	16	1,425	929,688	3.55
SA Multi-Managed International Equity	6	1,350	2,195,833	3.69
SA Wellington Real Return	4	10,518	28,006,250	3.38
SA Columbia Focused Value	2	91	437,500	3.73

As of September 30, 2019, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2019, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$335,773	$—	$—
SA Multi-Managed Large Cap Value	1,330,720	1,108,692	61,259
SA Multi-Managed Mid Cap Value	126,333	111,827	60,023

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2019, none of the Portfolios participated in this program.

Note 13.  Unfunded Loan Commitments: At September 30, 2019, the SA Wellington Real Return Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Allied Universal Holdco. LLC	Delayed Draw	7/10/2026	$11,944	$11,952

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/15	$20.16	$0.13	$2.19	$2.32	$(0.10)	$(3.07)	$(3.17)	$19.31	12.54%	$12,718	1.17%		0.62%		67%
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19		0.56		51
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.25	(2)	0.54	(2)	55
09/30/19@	16.37	0.01	0.61	0.62	—	—	—	16.99	3.79	9,105	1.30	#(2)	0.16	#(2)	62
SA Multi-Managed Growth Portfolio Class 2
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.40	(2)	0.39	(2)	55
09/30/19@	16.36	—	0.60	0.60	—	—	—	16.96	3.67	16,902	1.45	#(2)	0.01	#(2)	62
SA Multi-Managed Growth Portfolio Class 3
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.50	(2)	0.29	(2)	55
09/30/19@	16.33	(0.01)	0.60	0.59	—	—	—	16.92	3.61	21,014	1.55	#(2)	(0.09	)#(2)	62

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.04%	0.07%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.04	0.06
SA Multi-Managed Growth Portfolio Class 3	0.00	0.04	0.06

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/15	$15.35	$0.15	$1.39	$1.54	$(0.13)	$(1.71)	$(1.84)	$15.05	10.74%	$13,247	1.02%		0.98%		71%
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04		1.01		48
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.08	(2)	1.04	(2)	53
09/30/19@	12.61	0.05	0.45	0.50	—	—	—	13.11	3.97	8,834	1.12	#(2)	0.79	#(2)	50
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.23	(2)	0.89	(2)	53
09/30/19@	12.59	0.04	0.45	0.49	—	—	—	13.08	3.89	38,369	1.27	#(2)	0.64	#(2)	50
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.33	(2)	0.78	(2)	53
09/30/19@	12.58	0.04	0.44	0.48	—	—	—	13.06	3.82	30,871	1.37	#(2)	0.54	#(2)	50

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%	0.05%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03	0.05
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/15	$12.79	$0.19	$0.82	$1.01	$(0.19)	$(1.00)	$(1.19)	$12.61	8.20%	$11,927	1.00%		1.45%		86%
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02		1.60		45
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06		1.57		42
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08		1.40		62
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.10	(2)	1.71	(2)	51
09/30/19@	11.16	0.08	0.49	0.57	—	—	—	11.73	5.11	7,812	1.15	#(2)	1.37	#(2)	48
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15		1.31		86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22		1.42		42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23		1.25		62
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.25	(2)	1.56	(2)	51
09/30/19@	11.14	0.07	0.49	0.56	—	—	—	11.70	5.03	29,925	1.30	#(2)	1.22	#(2)	48
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25		1.21		86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31		1.32		42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33		1.15		62
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.35	(2)	1.46	(2)	51
09/30/19@	11.15	0.06	0.49	0.55	—	—	—	11.70	4.93	17,482	1.40	#(2)	1.12	#(2)	48

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	09/30/19#@
Multi-Managed Income/Equity Portfolio Class 1	0.03%	0.04%
Multi-Managed Income/Equity Portfolio Class 2	0.03	0.04
Multi-Managed Income/Equity Portfolio Class 3	0.03	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/15	$12.10	$0.22	$0.53	$0.75	$(0.22)	$(0.53)	$(0.75)	$12.10	6.30%	$9,975	1.00%		1.81%		87%
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01		2.01		46
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08		1.95		41
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09		1.74		62
03/31/19	11.05	0.23	0.33	0.56	(0.25)	(0.30)	(0.55)	11.06	5.39	5,122	1.14	(2)	2.07	(2)	49
09/30/19@	11.06	0.11	0.46	0.57	—	—	—	11.63	5.15	5,079	1.22	#(2)	1.84	#(2)	37
SA Multi-Managed Income Portfolio Class 2
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15		1.65		87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23		1.80		41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24		1.59		62
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.29	(2)	1.92	(2)	49
09/30/19@	11.05	0.10	0.46	0.56	—	—	—	11.61	5.07	24,005	1.36	#(2)	1.69	#(2)	37
SA Multi-Managed Income Portfolio Class 3
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25		1.55		87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33		1.70		41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34		1.49		62
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.39	(2)	1.82	(2)	49
09/30/19@	11.05	0.09	0.47	0.56	—	—	—	11.61	5.07	14,345	1.46	#(2)	1.59	#(2)	37

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	09/30/19#@
Multi-Managed Income Portfolio Class 1	0.02%	0.03%
Multi-Managed Income Portfolio Class 2	0.02	0.03
Multi-Managed Income Portfolio Class 3	0.02	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/15	$12.98	$0.18	$1.17	$1.35	$(0.24)	$(0.10)	$(0.34)	$13.99	10.56%	$21,958	0.99%		1.36%		79%
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)	17,363	0.98		1.46		94
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04		1.41		106
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96		1.49		69
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43 (3)	14,836	0.93		1.47		101
09/30/19@	11.72	0.13	0.19	0.32	—	—	—	12.04	2.73	14,487	0.90	#	2.25	#	38
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14		1.21		79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13		1.31		94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19		1.26		106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11		1.33		69
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26 (3)	50,708	1.08		1.32		101
09/30/19@	11.72	0.13	0.18	0.31	—	—	—	12.03	2.65	49,533	1.05	#	2.10	#	38
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24		1.11		79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23		1.21		94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29		1.16		106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21		1.24		69
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25 (3)	100,587	1.18		1.23		101
09/30/19@	11.69	0.12	0.18	0.30	—	—	—	11.99	2.57	107,462	1.15	#	2.00	#	38

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.12%	0.15%
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.12	0.15
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.12	0.15

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions (see Note 3).

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/15	$22.86	$(0.03)	$3.70	$3.67	$—	$(1.25)	$(1.25)	$25.28	16.53%	$381,906	0.88	%(1)	(0.15	)%(1)	32%
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87	(1)	(0.19	)(1)	43
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87	(1)	(0.04	)(1)	38
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87	(1)	0.02	(1)	50
03/31/19	27.31	0.01	2.29	2.30	—	(6.91)	(6.91)	22.70	10.40	328,479	0.88		0.03		30
09/30/19@	22.70	(0.01)	0.56	0.55	—	—	—	23.25	2.42	318,873	0.89	#	(0.11	)#	11
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(1)	(0.30	)(1)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(1)	(0.34	)(1)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02	(1)	(0.19	)(1)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02	(1)	(0.13	)(1)	50
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03		(0.12)		30
09/30/19@	21.84	(0.03)	0.55	0.52	—	—	—	22.36	2.38	39,007	1.04	#	(0.26	)#	11
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(1)	(0.40	)(1)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(1)	(0.44	)(1)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12	(1)	(0.29	)(1)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12	(1)	(0.23	)(1)	50
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13		(0.22)		30
09/30/19@	21.32	(0.04)	0.53	0.49	—	—	—	21.81	2.30	31,912	1.14	#	(0.36	)#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00	0.00	0.00
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/15	$13.72	$0.08	$2.07	$2.15	$(0.06)	$(2.01)	$(2.07)	$13.80	16.61%	$216,793	0.84%		0.57%		43%
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83		0.53		46
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82		0.58		47
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81		0.49		36
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.77	(2)	0.44	(2)	45
09/30/19@	14.36	0.02	0.72	0.74	—	—	—	15.10	5.15	443,221	0.76	#(2)	0.25	#(2)	39
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98		0.41		43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97		0.40		47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96		0.34		36
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.92	(2)	0.28	(2)	45
09/30/19@	14.03	0.01	0.70	0.71	—	—	—	14.74	5.06	31,509	0.91	#(2)	0.10	#(2)	39
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08		0.31		43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06		0.18		47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06		0.24		36
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.02	(2)	0.19	(2)	45
09/30/19@	13.86	0.00	0.69	0.69	—	—	—	14.55	4.98	16,998	1.01	#(2)	0.00	#(2)	39

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/19	09/30/19#@
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.05%	0.07%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.05	0.07
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.05	0.07

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/15	$16.10	$0.25	$0.90	$1.15	$(0.19)	$(0.02)	$(0.21)	$17.04	7.16%	$672,766	0.79%		1.55%	27%
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78		1.87	62
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78		1.78	43
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78		1.79	34
03/31/19	16.72	0.31	0.30	0.61	(0.34)	(2.01)	(2.35)	14.98	4.25	702,244	0.79		1.92	36
09/30/19@	14.98	0.14	0.75	0.89	—	—	—	15.87	5.94	694,679	0.80	#	1.86 #	21
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94		1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93		1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93		1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93		1.63	34
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94		1.78	36
09/30/19@	14.96	0.13	0.76	0.89	—	—	—	15.85	5.95	23,520	0.95	#	1.71 #	21
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04		1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03		1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02		1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03		1.53	34
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04		1.68	36
09/30/19@	14.96	0.12	0.76	0.88	—	—	—	15.84	5.88	12,466	1.05	#	1.61 #	21
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94		(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94		(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94		(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93		(0.03)	45
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94		(0.07)	37
09/30/19@	18.98	(0.02)	0.70	0.68	—	—	—	19.66	3.58	184,204	0.95	#	(0.24)#	23
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09		(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09		(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09		(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08		(0.18)	45
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09		(0.22)	37
09/30/19@	18.02	(0.04)	0.68	0.64	—	—	—	18.66	3.55	21,681	1.10	#	(0.39)#	23
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19		(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19		(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18		(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18		(0.28)	45
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19		(0.32)	37
09/30/19@	17.49	(0.04)	0.64	0.60	—	—	—	18.09	3.43	14,253	1.20	#	(0.49)#	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/15	$20.20	$0.13	$1.99	$2.12	$(0.18)	$(1.72)	$(1.90)	$20.42	11.09%	$193,319	0.91%		0.64%		95%
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)	233,605	0.91		1.05		67
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
03/31/19	16.79	0.18	0.04	0.22	(0.16)	(1.15)	(1.31)	15.70	1.65	195,861	0.94		1.08		29
09/30/19@	15.70	0.10	0.46	0.56	—	—	—	16.26	3.57	191,857	0.96	#	1.30	#	16
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93	34,526	1.06		0.45		95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09		0.93		29
09/30/19@	15.65	0.09	0.46	0.55	—	—	—	16.20	3.51	21,465	1.11	#	1.15	#	16
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83	114,177	1.16		0.34		95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19		0.82		29
09/30/19@	15.62	0.08	0.46	0.54	—	—	—	16.16	3.46	13,747	1.21	#	1.05	#	16
SA Multi-Managed Small Cap Portfolio Class 1
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78	147,337	0.94		0.46		40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
03/31/19	14.28	0.03	(0.16)	(0.13)	(0.03)	(1.06)	(1.09)	13.06	(0.67)	236,342	0.92	(2)	0.19	(2)	41
09/30/19@	13.06	0.02	0.27	0.29	—	—	—	13.35	2.22	228,123	0.94	#	0.28	#	15
SA Multi-Managed Small Cap Portfolio Class 2
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65	23,823	1.09		0.25		40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	(2)	0.03	(2)	41
09/30/19@	12.69	0.01	0.27	0.28	—	—	—	12.97	2.21	14,759	1.09	#	0.13	#	15
SA Multi-Managed Small Cap Portfolio Class 3
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60	85,401	1.19		0.15		40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	(2)	(0.07	)(2)	41
09/30/19@	12.47	0.00	0.26	0.26	—	—	—	12.73	2.09	10,092	1.19	#	0.03	#	15

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed Mid Cap Value Class 1	0.00%	0.01%	0.00%	0.00%	—%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	0.01	0.00	0.00	—	—
SA Multi-Managed Mid Cap Value Class 3	0.00	0.01	0.01	0.00	—	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	03/31/19
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/15	$9.01	$0.14	$(0.20)	$(0.06)	$(0.14)	$—	$(0.14)	$8.81	(0.62)%	$421,202	0.99	%(1)(2)	1.58	%(1)(2)	64%
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
03/31/19	9.69	0.21	(0.66)	(0.45)	(0.26)	—	(0.26)	8.98	(4.44)	410,320	0.99	(2)	2.27	(2)	22
09/30/19@	8.98	0.13	0.02	0.15	—	—	—	9.13	1.67	323,031	1.04	#(2)	2.87	#(2)	9
SA Multi-Managed International Equity Portfolio Class 2
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.14	(2)	2.07	(2)	22
09/30/19@	9.00	0.12	0.02	0.14	—	—	—	9.14	1.56	17,443	1.19	#(2)	2.57	#(2)	9
SA Multi-Managed International Equity Portfolio Class 3
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.24	(2)	1.96	(2)	22
09/30/19@	8.97	0.11	0.03	0.14	—	—	—	9.11	1.56	12,893	1.29	#(2)	2.48	#(2)	9
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
03/31/19	11.53	0.31	0.13	0.44	(0.31)	(0.03)	(0.34)	11.63	4.03	928,761	0.68		2.68		38
09/30/19@	11.63	0.16	0.47	0.63	—	—	—	12.26	5.42	948,450	0.69	#	2.63	#	21
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83		2.53		38
09/30/19@	11.62	0.15	0.47	0.62	—	—	—	12.24	5.34	19,867	0.84	#	2.48	#	21
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93		2.43		38
09/30/19@	11.56	0.14	0.47	0.61	—	—	—	12.17	5.28	12,343	0.94	#	2.39	#	21

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.00%	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.00	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.04%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.04	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.04	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/15	$9.74	$(0.09)	$0.29	$0.20	$—	$—	$—	$9.94	2.05%	$189,273	0.64%		(0.95)%		128%
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86	(1)	53
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	(1)	0.96	(1)	23
03/31/19	9.64	0.12	0.10	0.22	(0.36)	—	(0.36)	9.50	2.40	337,714	0.60	(1)	1.24	(1)	22
09/30/19@	9.50	0.16	0.14	0.30	—	—	—	9.80	3.16	295,310	0.59	#(1)	3,34	#(1)	11
SA Wellington Real Return Portfolio Class 3
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75	(1)	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	(1)	0.72	(1)	23
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.85	(1)	1.02	(1)	22
09/30/19@	9.44	0.15	0.14	0.29	—	—	—	9.73	3.07	379,279	0.84	#(1)	3.05	#(1)	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/15	$16.45	$0.19	$1.48	$1.67	$(0.11)	$—	$(0.11)	$18.01	10.17%	$276,585	1.00%		1.14%		28%
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81		1.45		110
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71		1.35		13
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71		1.51		4
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	0.72		2.95		16
09/30/19@	17.63	0.16	0.23	0.39	—	—	—	18.02	2.21	265,667	0.73	#	1.77	#	7
SA Columbia Focused Value Portfolio Class 2
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15		0.97		28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97		1.28		110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86		1.20		13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86		1.35		4
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	0.87		2.80		16
09/30/19@	17.69	0.15	0.23	0.38	—	—	—	18.07	2.15	13,209	0.88	#	1.63	#	7
SA Columbia Focused Value Portfolio Class 3
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25		0.86		28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07		1.19		110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96		1.11		13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96		1.25		4
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	0.97		2.70		16
09/30/19@	17.71	0.14	0.23	0.37	—	—	—	18.08	2.09	8,836	0.98	#	1.53	#	7

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Columbia Focused Value Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	03/31/19	09/30/19#@
SA Columbia Focused Value Portfolio Class 1	0.05%	0.23%	0.31%	0.32%	0.32%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.05	0.22	0.31	0.32	0.32	0.32
SA Columbia Focused Value Portfolio Class 3	0.05	0.22	0.31	0.32	0.32	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15	(2)	1.27	(2)	68
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.15	(2)	2.32	(2)	20
09/30/19@	13.26	(0.01)	0.58	0.57	—	—	—	13.83	4.30	154	0.16	#(2)	(0.16	)#(2)	7
SA Allocation Growth Portfolio Class 3
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	(2)	1.14	(2)	68
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.40	(2)	1.55	(2)	20
09/30/19@	13.24	(0.03)	0.58	0.55	—	—	—	13.79	4.15	193,650	0.41	#(2)	(0.41	)#(2)	7
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	(2)	1.51	(2)	57
03/31/19	11.75	0.15	0.13	0.28	(0.56)	(1.40)	(1.96)	10.07	4.24	374	0.12	(2)	1.42	(2)	18
09/30/19@	10.07	(0.01)	0.46	0.45	—	—	—	10.52	4.47	572	0.13	#(2)	(0.13	)#(2)	6
SA Allocation Moderate Growth Portfolio Class 3
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	(2)	1.29	(2)	57
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.37	(2)	1.67	(2)	18
09/30/19@	10.07	(0.02)	0.46	0.44	—	—	—	10.51	4.37	459,808	0.38	#(2)	(0.38	)#(2)	6
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12	(2)	1.61	(2)	60
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.13	(2)	1.77	(2)	19
09/30/19@	10.20	(0.01)	0.47	0.46	—	—	—	10.66	4.51	222	0.14	#(2)	(0.14	)#(2)	7
SA Allocation Moderate Portfolio Class 3
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	(2)	1.35	(2)	60
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.38	(2)	1.79	(2)	19
09/30/19@	10.20	(0.02)	0.47	0.45	—	—	—	10.65	4.41	294,317	0.39	#(2)	(0.39	)#(2)	7
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	(2)	1.77	(2)	60
03/31/19	10.83	0.24	0.11	0.35	(0.55)	(0.97)	(1.52)	9.66	4.33	114	0.13	(2)	2.29	(2)	22
09/30/19@	9.66	(0.01)	0.46	0.45	—	—	—	10.11	4.66	144	0.15	#(2)	(0.15	)#(2)	9
SA Allocation Balanced Portfolio Class 3
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	(2)	1.53	(2)	60
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.38	(2)	2.01	(2)	22
09/30/19@	9.66	(0.02)	0.46	0.44	—	—	—	10.10	4.55	222,518	0.40	#(2)	(0.40	)#(2)	9

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17		03/31/18	03/31/19	09/30/19#@
SA Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01%	0.01		0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01	0.01	0.01
SA Allocation Moderate Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01
SA Allocation Moderate Portfolio Class 3	0.01	0.01		0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01		0.04	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings quarterly with the U.S. Securities and Exchange Commission on Form N-PORT. The Trust's Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Filed under Rules 497(e) and 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

SA Multi-Managed Large Cap Value Portfolio (the "Portfolio")

Supplement dated August 29, 2019
to the Portfolio's Summary Prospectus and Prospectus dated July 26, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled "Investment Adviser" and in the section of the Prospectus entitled "Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio — Investment Adviser," in the table under the heading "Portfolio Managers" the following information is added under "Wellington Management":

Name and Title	Portfolio Manager of the Portfolio Since

Adam H. Illfelder

Managing Director and Equity Portfolio Manager	2019

In the section of the Prospectus entitled "Management," under the heading "Information about the Subadvisers," the fourth paragraph under "Wellington Management Company LLP ("Wellington Management")" is deleted in its entirety and replaced with the following:

A portion of the SA Multi-Managed Large Cap Value Portfolio is managed by Ian R. Link, CFA, and Adam H. Illfelder, CFA. Mr. Link, Senior Managing Director and Equity Portfolio Manager affiliated with Wellington Management, joined the firm as an investment professional in 2006. Mr. Illfelder, Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2005.

Also, effective December 31, 2019, Ian R. Link will no longer act as Portfolio Manager of the Portfolio.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed Pursuant to Rule 497(k)
Registration No.: 033-08653

SEASONS SERIES TRUST
Supplement to the Prospectus

SA Multi-Managed Small Cap Portfolio (the "Portfolio")

Supplement dated October 7, 2019
to the Portfolio's Summary Prospectus dated July 26, 2019,
as supplemented and amended to date

At an in-person meeting held on October 3, 2019, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust") approved the termination of PNC Capital Advisors, LLC ("PNC Advisors") as a subadviser to the Portfolio and the appointment of Schroder Investment Management North America Inc. ("SIMNA") as a subadviser to the portion of the Portfolio previously managed by PNC Advisors. At the meeting, the Board approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC ("SunAmerica") and SIMNA (the "Subadvisory Agreement") to include the Portfolio.

With respect to the Subadvisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote. An information statement explaining the subadviser change will be mailed to shareholders of the Portfolio. The effective date of the Subadvisory Agreement will be on or about November 7, 2019 (the "Effective Date"). The following changes will take place upon the Effective Date:

The second paragraph of the section entitled "Portfolio Summary: SA Multi-Managed Small Cap Portfolio — Performance Information" is revised and restated as follows:

Effective November 7, 2019, Schroder Investment Management North America Inc. ("SIMNA") assumed management of a portion of the Portfolio, which was previously managed by PNC Capital Advisors, LLC. Prior to December 21, 2015, ClearBridge Investments, LLC managed such portion. December 1, 2009, SunAmerica assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp.

The first sentence and the table under the section entitled "Portfolio Summary: SA Multi-Managed Small Cap Portfolio — Investment Adviser" are revised and restated as follows:

The Portfolio's investment adviser is SunAmerica. The Portfolio is subadvised by SIMNA and J.P. Morgan Investment Management, Inc. ("JPMorgan"). SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica

Timothy Campion

Senior Vice President and Lead Portfolio Manager	2012

Elizabeth Mauro

Co-Portfolio Manager	2019
JPMorgan

Dennis S. Ruhl, CFA

Managing Director and Co-Portfolio Manager	2013

Phillip D. Hart, CFA

Managing Director and Co-Portfolio Manager	2013

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since
SIMNA

Robert Kaynor, CFA

Head of US Small and SMID Cap Equities and Portfolio Manager	2019

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PRSRT STD
U.S. POSTAGE
PAID
TOPPAN MERRILL

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.16 (11/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 6, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 6, 2019